    As Filed with the Securities and Exchange Commission on April 24, 2009
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 5

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 99

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                       Director, Senior Vice President,
                         Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                  JOCELYN LIU
                        ALLSTATE LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                                   SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM Lifetime Plus/SM/ II Variable Annuity

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

Allstate Life is no longer offering new Contracts.

The Contract currently offers 17 investment alternatives ("Investment Alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 14 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds (Series I shares):

 AIM V.I. Basic Balanced Fund - Series  AIM V.I. High Yield Fund - Series I
   I
                                        AIM V.I. International Growth Fund -
 AIM V.I. Basic Value Fund - Series I     Series I

 AIM V.I. Capital Appreciation Fund -   AIM V.I. Large Cap Growth Fund -
   Series I                               Series I

 AIM V.I. Capital Development Fund -    AIM V.I. Mid Cap Core Equity Fund -
   Series I                               Series I

 AIM V.I. Core Equity Fund - Series I   AIM V.I. Money Market Fund - Series I

 AIM V.I. Diversified Income Fund -     AIM V.I. Technology Fund - Series I
   Series I
                                        AIM V.I. Utilities Fund - Series I
 AIM V.I. Government Securities Fund -
   Series I


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 52 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT. The Securities and Exchange Commission has not approved or disapproved the securities
 NOTICES   described in this prospectus, nor has it passed on the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
           Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

           The Contracts are not FDIC insured.

           We are no longer offering the Contracts for sale.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                   -----------------------------------------
                   Overview
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   Contract Features
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            12
                   -----------------------------------------
                        The Variable Sub-accounts        12
                   -----------------------------------------
                        The Fixed Account Options        12
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           17
                   -----------------------------------------
                      Other Expenses                     19
                   -----------------------------------------
                      Access to Your Money               20
                   -----------------------------------------

                                                                   Page
        ---------------------------------------------------------------
           Income Payments                                          21
        ---------------------------------------------------------------
           Death Benefits                                           22
        ---------------------------------------------------------------
        Other Information
        ---------------------------------------------------------------
           More Information:                                        27
        ---------------------------------------------------------------
             Allstate Life                                          27
        ---------------------------------------------------------------
             The Variable Account                                   27
        ---------------------------------------------------------------
             The Funds                                              28
        ---------------------------------------------------------------
             The Contract                                           28
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   29
        ---------------------------------------------------------------
             Legal Matters                                          29
        ---------------------------------------------------------------
           Taxes                                                    29
        ---------------------------------------------------------------
           Annual Reports and Other Documents                       37
        ---------------------------------------------------------------
        Appendix A - Accumulation Unit Values and Number of
         Accumulation Units Outstanding for Each Variable
         Sub-Account Since Contracts were First Offered             38
        ---------------------------------------------------------------
        Appendix B - Market Value Adjustment                        50
        ---------------------------------------------------------------
        Statement of Additional Information Table of Contents       52
        ---------------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                Page
           ----------------------------------------------------------
           Accumulation Phase                                       6
           ----------------------------------------------------------
           Accumulation Unit                                        9
           ----------------------------------------------------------
           Accumulation Unit Value                                  9
           ----------------------------------------------------------
           Annuitant                                                9
           ----------------------------------------------------------
           Automatic Additions Program                             10
           ----------------------------------------------------------
           Automatic Fund Rebalancing Program                      17
           ----------------------------------------------------------
           Beneficiary                                              9
           ----------------------------------------------------------
           Cancellation Period                                      4
           ----------------------------------------------------------
           *Contract                                            1, 28
           ----------------------------------------------------------
           Contract Anniversary                                     5
           ----------------------------------------------------------
           Contract Owner ("You")                                   9
           ----------------------------------------------------------
           Contract Value                                       5, 11
           ----------------------------------------------------------
           Contract Year                                            5
           ----------------------------------------------------------
           Death Benefit Anniversary                               23
           ----------------------------------------------------------
           Dollar Cost Averaging Program                           17
           ----------------------------------------------------------
           Due Proof of Death                                      23
           ----------------------------------------------------------
           Enhanced Death Benefit Rider                            23
           ----------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider     24
           ----------------------------------------------------------
           Fixed Account Options                                   12
           ----------------------------------------------------------

                                                     Page
                      ------------------------------------
                      Free Withdrawal Amount            18
                      ------------------------------------
                      Funds                             28
                      ------------------------------------
                      Allstate Life ("We")           1, 27
                      ------------------------------------
                      Guarantee Periods                 13
                      ------------------------------------
                      Income Plan                       21
                      ------------------------------------
                      Investment Alternatives           12
                      ------------------------------------
                      Issue Date                         6
                      ------------------------------------
                      Market Value Adjustment           14
                      ------------------------------------
                      Payout Phase                       6
                      ------------------------------------
                      Payout Start Date              5, 21
                      ------------------------------------
                      Right to Cancel                   11
                      ------------------------------------
                      SEC                                1
                      ------------------------------------
                      Settlement Value                  23
                      ------------------------------------
                      Systematic Withdrawal Program     20
                      ------------------------------------
                      Tax Qualified Contract         5, 32
                      ------------------------------------
                      Treasury Rate                     14
                      ------------------------------------
                      Valuation Date                    11
                      ------------------------------------
                      Variable Account                  27
                      ------------------------------------
                      Variable Sub-Account              12
                      ------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

The Contract at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments        We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $500
                         ($100 for automatic purchase payments to the variable investment options).
                         You must maintain a minimum account size of $1,000.
----------------------------------------------------------------------------------------------------------
Right to Cancel          You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                         Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges.
----------------------------------------------------------------------------------------------------------
Expenses                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets
                         (1.30% if you select the Enhanced Death Benefit Rider; 1.50% if you select the Enhanced Death and Income Benefit Combination Rider (available with
                         Contracts issued before July 27, 2000); and 1.60% if you select the Enhanced
                         Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)).

                         . Annual contract maintenance charge of $35 (with certain exceptions)

                         . Withdrawal Charges ranging from 0% to 7% of payment withdrawn
                            (with certain exceptions)

                         . Transfer fee of $10 after 12/th/ transfer in any Contract Year (fee currently waived)

                         . State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
----------------------------------------------------------------------------------------------------------
Investment Alternatives  The Contract offers 17 investment alternatives including:

                         . 3 Fixed Account Options (which credit interest at rates we guarantee)

                         . 14 Variable Sub-Accounts investing in Funds offering professional money management by Invesco A I M Advisors, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
----------------------------------------------------------------------------------------------------------
Special Services         For your convenience, we offer these special services:

                         . Automatic Fund Rebalancing Program

                         . Automatic Additions Program

                         . Dollar Cost Averaging Program

                         . Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------------
Income Payments          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         . life income with guaranteed payments

                         . a joint and survivor life income with guaranteed payments

                         . guaranteed payments for a specified period (5 to 30 years)
----------------------------------------------------------------------------------------------------------

                               4     PROSPECTUS

-----------------------------------------------------------------------------------------------
Death Benefits  If you or the Annuitant (if the Contract is owned by a non-living person) die before the Payout Start Date, we will pay the death benefit described in the
                Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
                Death and Income Benefit Combination Rider.
-----------------------------------------------------------------------------------------------
Transfers       Before the Payout Start Date, you may transfer your Contract value
                ("Contract Value") among the investment alternatives, with certain restrictions.

                We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
                Year," which we measure from the date we issue your contract or a Contract anniversary ("Contract Anniversary").
-----------------------------------------------------------------------------------------------
Withdrawals     You may withdraw some or all of your Contract Value at anytime during the
                Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

                In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
                Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
                Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and Market Value Adjustment also may apply.
-----------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 17 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 21. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn  0   1   2   3   4   5   6   7+
----------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                7%  7%  6%  6%  5%  4%  3%   0%
----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                       $35.00**
----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                            $10.00***
----------------------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

Basic Contract

      Mortality and Expense Risk Charge                            1.00%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.10%
      -------------------------------------------------------------------

With Enhanced Death Benefit Rider

      Mortality and Expense Risk Charge                            1.20%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.30%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

      Mortality and Expense Risk Charge                            1.40%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.50%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

      Mortality and Expense Risk Charge                            1.50%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.60%
      -------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

Fund Annual Expenses
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


 ------------------------------------------------------------------------------
                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses/(1)/ (expenses that
 are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
 expenses)                                                    0.77%    1.35%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2008.


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $932  $1,534  $2,073   $3,606
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $873  $1,356  $1,779   $3,039
---------------------------------------------------------------------------------


Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $337  $1,027  $1,737   $3,606
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $278  $  850  $1,445   $3,039
---------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider II with a mortality and expense risk charge of 1.50% (for Contracts issued on or after July 27, 2000), an administrative expense charge of 0.10% and an annual Contract maintenance charge of $35. If the Enhanced Death Benefit has not been elected, the expense figures shown above would be slightly lower. The above examples assume Total Annual Fund Expenses listed in the Expense Table will continue throughout the periods shown.

                               8     PROSPECTUS

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.


The Contract
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one of more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have

                               9     PROSPECTUS
designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

Purchases
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete

                               10     PROSPECTUS
the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

Contract Value
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

You should refer to the prospectus for the Funds for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                               11     PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------



You may allocate your purchase payments to up to 17 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.


For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco A I M Advisors, Inc. serves as the investment advisor to each Fund.



Series I shares:                         Each Fund Seeks                                   Investment Advisor
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I  Long-term growth of capital and current income    Invesco A I M Advisors, Inc.*
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I     Long-term growth of capital                       Sub-adviser: Invesco Trimark
-------------------------------------------------------------------------------------------Investment Management Inc.;
AIM V.I. Capital Appreciation Fund -     Growth of capital                                 Invesco Global Asset
 Series I                                                                                  Management (N.A.), Inc.;
-------------------------------------------------------------------------------------------Invesco Institutional (N.A.),
AIM V.I. Capital Development Fund -      Long-term growth of capital                       Inc.; Invesco Senior Secured
 Series I                                                                                  Management, Inc.; Invesco
-------------------------------------------------------------------------------------------Hong Kong Limited; Invesco
AIM V.I. Core Equity Fund - Series I     Growth of capital                                 Asset Management Limited;
-------------------------------------------------------------------------------------------Invesco Asset Management
AIM V.I. Diversified Income Fund -       To achieve high level of current income           (Japan) Limited; Invesco
 Series I                                                                                  Asset Management
-------------------------------------------------------------------------------------------Deutschland, GmbH; and
AIM V.I. Government Securities Fund -    High level of current income consistent with      Invesco Australia Limited
 Series I                                 reasonable concern for safety of principal
-------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I      High level of current income
-------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund -     Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series  Long-term growth of capital
 I
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I    Provide as high a level of current income as is
                                          consistent with the preservation of capital and
                                          liquidity
-------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I      Capital growth
-------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I       Capital growth and income
-------------------------------------------------------------------------------------------


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------


You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS

You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.


                               12     PROSPECTUS

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment      $ 10,000
                         Guarantee Period       5 years
                         Annual Interest Rate     4.50%

                                                         End of Contract Year
                                          Year 1     Year 2     Year 3     Year 4     Year 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Annual Interest Rate)            X  1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
  X (1 + Annual Interest Rate)                       X  1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
  X (1 + Annual Interest Rate)                                  X  1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Annual Interest Rate)                                                        X  1.045
                                                                                    ----------
                                                                                    $12,461.82

                               13     PROSPECTUS

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 19,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

                               14     PROSPECTUS

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

                               15     PROSPECTUS

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

                               16     PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

                               17     PROSPECTUS

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at

                               18     PROSPECTUS
least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

Terminal Illness Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

Unemployment Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


Other Expenses
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9.

We may receive compensation from Invesco A I M Advisors, Inc., for administrative services we provide to the Funds.

                               19     PROSPECTUS

Access to Your Money
--------------------------------------------------------------------------------



You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.


The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

                               20     PROSPECTUS

Income Payments
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

Income Plan 1 - Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 3 - Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

                               21     PROSPECTUS

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution

                               22     PROSPECTUS
on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

Enhanced Death Benefit A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the

                               23     PROSPECTUS
most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

Enhanced Death Benefit B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Rider Combination is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract

                               24     PROSPECTUS

Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

If the new Owner is your spouse, the new Owner may:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

                               25     PROSPECTUS

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

If the new Owner is not your spouse but is a living person, the new Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to the receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the new Owner is a corporation, trust, or other non-living person:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the Transfers provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

                               26     PROSPECTUS

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

Death of Annuitant

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the Transfers provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

More Information
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use

                               27     PROSPECTUS
the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest underlying funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
Distribution. ALFS, Inc. located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS, Inc. ("ALFS") is a wholly owned subsidiary of Allstate Life.

ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf.


                               28     PROSPECTUS

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees Counsel of Allstate Life.


Taxes
--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an

                               29     PROSPECTUS
annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are:
(1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be

                               30     PROSPECTUS
different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


                               31     PROSPECTUS

Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

                               32     PROSPECTUS

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to

                               33     PROSPECTUS
any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and


..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident

                               34     PROSPECTUS
alien. We require an original IRS Form W8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

                               35     PROSPECTUS

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned

                               36     PROSPECTUS
contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Annual Reports and Other Documents
--------------------------------------------------------------------------------


Allstate Life's annual report on Form 10-K for the year ended December 31, 2008, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.


Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

                               37     PROSPECTUS

Appendix A
--------------------------------------------------------------------------------


               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Basic Policy

                           Mortality & Expense = 1.0



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Basic Balanced Fund--Series I
                          1999       $11.298      $13.331       626,980
                          2000       $13.331      $12.633     1,446,234
                          2001       $12.633      $11.067     1,806,943
                          2002       $11.067       $9.074     1,574,876
                          2003        $9.074      $10.443     1,397,078
                          2004       $10.443      $11.106     1,284,761
                          2005       $11.106      $11.565     1,072,218
                          2006       $11.565      $12.646       882,310
                          2007       $12.646      $12.783       642,359
                          2008       $12.783       $7.798       419,104
        ----------------------------------------------------------------
        AIM V.I. Basic Value Fund--Series I
                          2001       $10.000      $11.210        79,352
                          2002       $11.210       $8.632       307,935
                          2003        $8.632      $11.408       392,258
                          2004       $11.408      $12.532       519,801
                          2005       $12.532      $13.107       456,851
                          2006       $13.107      $14.675       385,756
                          2007       $14.675      $14.738       271,318
                          2008       $14.738       $7.030       177,453
        ----------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund--Series I
                          1999       $11.037      $15.787       829,707
                          2000       $15.787      $13.912     1,857,392
                          2001       $13.912      $10.556     1,944,975
                          2002       $10.556       $7.897     1,572,649
                          2003        $7.897      $10.117     1,380,870
                          2004       $10.117      $10.669     1,241,884
                          2005       $10.669      $11.485     1,084,264
                          2006       $11.485      $12.075     2,395,599
                          2007       $12.075      $13.377     1,648,376
                          2008       $13.377       $7.609     1,205,363
        ----------------------------------------------------------------
        AIM V.I. Capital Development Fund--Series I
                          1999        $9.914      $12.658       125,972
                          2000       $12.658      $13.680       287,657
                          2001       $13.680      $12.435       350,500
                          2002       $12.435       $9.672       380,059
                          2003        $9.672      $12.949       351,237
                          2004       $12.949      $14.793       358,244
                          2005       $14.793      $16.037       351,705
                          2006       $16.037      $18.482       239,739
                          2007       $18.482      $20.261       170,673
                          2008       $20.261      $10.615       109,986


                               38     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Basic Policy

                           Mortality & Expense = 1.0



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Diversified Income Fund--Series I
                          1999        $9.873       $9.577       248,525
                          2000        $9.577       $9.539       439,159
                          2001        $9.539       $9.772       559,447
                          2002        $9.772       $9.888       578,362
                          2003        $9.888      $10.683       562,274
                          2004       $10.683      $11.098       555,636
                          2005       $11.098      $11.295       482,427
                          2006       $11.295      $11.673       356,109
                          2007       $11.673      $11.744       249,578
                          2008       $11.744       $9.788       117,899
        ----------------------------------------------------------------
        AIM V.I. Government Securities Fund--Series I
                          1999       $10.706      $10.162       402,500
                          2000       $10.162      $11.069       641,767
                          2001       $11.069      $11.650       923,877
                          2002       $11.650      $12.628     1,307,844
                          2003       $12.628      $12.623       964,941
                          2004       $12.623      $12.805       845,252
                          2005       $12.805      $12.876       602,889
                          2006       $12.876      $13.188       448,274
                          2007       $13.188      $13.869       355,471
                          2008       $13.869      $15.406       235,349
        ----------------------------------------------------------------
        AIM V.I. International Growth Fund--Series I
                          1999        $9.674      $14.835       294,021
                          2000       $14.835      $10.799       872,074
                          2001       $10.799      $11.980     2,619,796
                          2002       $11.980       $6.811       774,028
                          2003        $6.811       $8.695       681,112
                          2004        $8.695      $10.664       683,565
                          2005       $10.664      $12.439       729,280
                          2006       $12.439      $15.777       708,276
                          2007       $15.777      $17.900       461,067
                          2008       $17.900      $10.555       327,818
        ----------------------------------------------------------------
        AIM V.I. Mid Cap Core Equity Fund--Series I
                          2001       $10.000      $11.367        40,509
                          2002       $11.367       $9.994       172,842
                          2003        $9.994      $12.585       229,298
                          2004       $12.585      $14.167       292,391
                          2005       $14.167      $15.080       288,902
                          2006       $15.080      $16.592       219,087
                          2007       $16.592      $17.976       141,038
                          2008       $17.976      $12.709        83,473


                               39     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Basic Policy

                           Mortality & Expense = 1.0



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Money Market Fund--Series I
                          1999       $10.221      $10.582       284,221
                          2000       $10.582      $11.080       452,398
                          2001       $11.080      $11.355     1,207,045
                          2002       $11.355      $11.364     1,163,652
                          2003       $11.364      $11.305       741,684
                          2004       $11.305      $11.258       542,161
                          2005       $11.258      $11.416       401,143
                          2006       $11.416      $11.774       417,780
                          2007       $11.774      $12.173       408,636
                          2008       $12.173      $12.286       338,250
        ----------------------------------------------------------------
        AIM V.I. Technology Fund--Series I
                          2004       $10.000      $11.117       173,906
                          2005       $11.117      $11.235       150,751
                          2006       $11.235      $12.277       128,758
                          2007       $12.277      $13.077        80,917
                          2008       $13.077       $7.178        51,185
        ----------------------------------------------------------------
        AIM V.I. Core Equity Fund--Series I
                          1999       $11.684      $15.514     1,472,961
                          2000       $15.514      $13.112     2,784,766
                          2001       $13.112      $10.007     3,007,927
                          2002       $10.007       $8.355     2,525,150
                          2003        $8.355      $10.281     2,240,797
                          2004       $10.281      $11.081     1,988,707
                          2005       $11.081      $11.542     1,704,027
                          2006       $11.542      $13.323     2,636,111
                          2007       $13.323      $14.246     1,783,042
                          2008       $14.246       $9.843     1,246,840
        ----------------------------------------------------------------
        AIM V.I. High Yield Fund--Series I
                          1999        $9.099       $9.946       374,834
                          2000        $9.946       $7.968       627,449
                          2001        $7.968       $7.487       633,394
                          2002        $7.487       $6.972       546,204
                          2003        $6.972       $8.830       592,881
                          2004        $8.830       $9.716       499,973
                          2005        $9.716       $9.871       411,984
                          2006        $9.871      $10.811       304,403
                          2007       $10.811      $10.825       213,717
                          2008       $10.825       $7.956       153,141
        ----------------------------------------------------------------
        AIM V.I. Large Cap Growth Fund--Series I
                          2006       $10.000      $11.106       385,691
                          2007       $11.106      $12.702       305,945
                          2008       $12.702       $7.753       194,973


                               40     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Basic Policy

                           Mortality & Expense = 1.0



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Utilities Fund--Series I
                          2004       $10.000      $12.259      189,209
                          2005       $12.259      $14.167      190,493
                          2006       $14.167      $17.580      146,298
                          2007       $17.580      $20.976       92,963
                          2008       $20.976      $14.034       65,898



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund--Series I and AIM V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund--Series I and the AIM V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.









                               41     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (available with Contracts purchased before July 27, 2000)

                           Mortality & Expense = 1.4



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Basic Balanced Fund--Series I
                          1999       $11.272      $13.247       696,094
                          2000       $13.247      $12.504       973,478
                          2001       $12.504      $10.909       966,876
                          2002       $10.909       $8.909       850,588
                          2003        $8.909      $10.213       808,466
                          2004       $10.213      $10.817       810,346
                          2005       $10.817      $11.220       673,654
                          2006       $11.220      $12.220       498,575
                          2007       $12.220      $12.302       399,753
                          2008       $12.302       $7.475       364,067
        ----------------------------------------------------------------
        AIM V.I. Basic Value Fund--Series I
                          2001       $10.000      $11.198        55,720
                          2002       $11.198       $8.589       238,757
                          2003        $8.589      $11.306       290,207
                          2004       $11.306      $12.370       369,715
                          2005       $12.370      $12.886       376,235
                          2006       $12.886      $14.371       349,928
                          2007       $14.371      $14.374       277,562
                          2008       $14.374       $6.829       235,907
        ----------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund--Series I
                          1999       $11.012      $15.687       691,747
                          2000       $15.687      $13.769     1,136,828
                          2001       $13.769      $10.405     1,078,153
                          2002       $10.405       $7.754       898,571
                          2003        $7.754       $9.893       862,957
                          2004        $9.893      $10.392       793,187
                          2005       $10.392      $11.142       703,768
                          2006       $11.142      $11.668     1,730,792
                          2007       $11.668      $12.874     1,436,819
                          2008       $12.874       $7.293     1,210,839
        ----------------------------------------------------------------
        AIM V.I. Capital Development Fund--Series I
                          1999        $9.891      $12.579        94,929
                          2000       $12.579      $13.539       214,372
                          2001       $13.539      $12.258       277,266
                          2002       $13.539       $9.497       252,444
                          2003        $9.497      $12.663       242,117
                          2004       $12.663      $14.408       253,641
                          2005       $14.408      $15.558       255,869
                          2006       $15.558      $17.859       220,177
                          2007       $17.859      $19.499       170,744
                          2008       $19.499      $10.175       156,807


                               42     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (available with Contracts purchased before July 27, 2000)

                           Mortality & Expense = 1.4



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Diversified Income Fund--Series I
                          1999        $9.850       $9.516      156,436
                          2000        $9.516       $9.441      273,805
                          2001        $9.441       $9.633      281,446
                          2002        $9.633       $9.708      242,789
                          2003        $9.708      $10.447      264,387
                          2004       $10.447      $10.810      240,610
                          2005       $10.810      $10.958      263,336
                          2006       $10.958      $11.279      240,601
                          2007       $11.279      $11.302      231,003
                          2008       $11.302       $9.382      193,554
        ----------------------------------------------------------------
        AIM V.I. Government Securities Fund--Series I
                          1999       $10.681      $10.098      192,103
                          2000       $10.098      $10.956      252,449
                          2001       $10.956      $11.484      418,516
                          2002       $11.484      $12.399      612,080
                          2003       $12.399      $12.345      395,131
                          2004       $12.345      $12.473      306,873
                          2005       $12.473      $12.491      282,669
                          2006       $12.491      $12.743      215,434
                          2007       $12.743      $13.348      195,175
                          2008       $13.348      $14.768      194,032
        ----------------------------------------------------------------
        AIM V.I. International Growth Fund--Series I
                          1999        $9.651      $14.741      266,112
                          2000       $14.741      $10.689      633,975
                          2001       $10.689       $8.051      606,349
                          2002        $8.051       $6.688      513,715
                          2003        $6.688       $8.503      514,481
                          2004        $8.503      $10.387      494,074
                          2005       $10.387      $12.067      568,943
                          2006       $12.067      $15.245      555,339
                          2007       $15.245      $17.227      455,810
                          2008       $17.227      $10.118      386,904
        ----------------------------------------------------------------
        AIM V.I. Mid Cap Core Equity Fund--Series I
                          2001       $10.000      $11.355        8,009
                          2002       $11.355       $9.944      149,049
                          2003        $9.944      $12.472      194,957
                          2004       $12.472      $13.984      276,329
                          2005       $13.984      $14.826      280,970
                          2006       $14.826      $16.248      262,112
                          2007       $16.248      $17.533      197,833
                          2008       $17.533      $12.346      165,965


                               43     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (available with Contracts purchased before July 27, 2000)

                           Mortality & Expense = 1.4



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Money Market Fund--Series I
                          1999       $10.197      $10.516       209,100
                          2000       $10.516      $10.966       364,896
                          2001       $10.966      $11.193       426,565
                          2002       $11.193      $11.158       442,758
                          2003       $11.158      $11.055       325,682
                          2004       $11.055      $10.966       220,394
                          2005       $10.966      $11.075       177,600
                          2006       $11.075      $11.377       234,745
                          2007       $11.377      $11.715       140,819
                          2008       $11.715      $11.777       267,223
        ----------------------------------------------------------------
        AIM V.I. Technology Fund--Series I
                          2004       $10.000      $11.087        99,713
                          2005       $11.087      $11.160        92,930
                          2006       $11.160      $12.146        87,504
                          2007       $12.146      $12.886        74,922
                          2008       $12.886       $7.045        76,321
        ----------------------------------------------------------------
        AIM V.I. Core Equity Fund--Series I
                          1999       $11.657      $15.416     1,263,124
                          2000       $15.416      $12.977     2,009,418
                          2001       $12.977       $9.864     1,885,723
                          2002        $9.864       $8.203     1,587,376
                          2003        $8.203      $10.054     1,471,099
                          2004       $10.054      $10.793     1,311,302
                          2005       $10.793      $11.198     1,179,994
                          2006       $11.198      $12.874     2,072,171
                          2007       $12.874      $13.710     1,710,892
                          2008       $13.710       $9.435     1,466,301
        ----------------------------------------------------------------
        AIM V.I. High Yield Fund--Series I
                          1999        $9.077       $9.883       246,594
                          2000        $9.883       $7.886       356,066
                          2001        $7.886       $7.380       324,351
                          2002        $7.380       $6.846       237,879
                          2003        $6.846       $8.635       298,143
                          2004        $8.635       $9.463       235,453
                          2005        $9.463       $9.576       190,590
                          2006        $9.576      $10.447       139,194
                          2007       $10.447      $10.418       114,677
                          2008       $10.418       $7.626        96,571
        ----------------------------------------------------------------
        AIM V.I. Large Cap Growth Fund--Series I
                          2006       $10.000      $11.081       165,273
                          2007       $11.081      $12.623       139,664
                          2008       $12.623       $7.674       111,266


                               44     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (available with Contracts purchased before July 27, 2000)

                           Mortality & Expense = 1.4



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Utilities Fund--Series I
                          2004       $10.000      $12.226      107,780
                          2005       $12.226      $14.072      131,478
                          2006       $14.072      $17.393      121,958
                          2007       $17.393      $20.670      103,445
                          2008       $20.670      $13.774       97,124



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund--Series I and AIM V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund--Series I and the AIM V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.





                               45     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (available with Contracts purchased on or after July 27, 2000)

                           Mortality & Expense = 1.5



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Basic Balanced Fund--Series I
                          2000       $10.000      $12.499        20,905
                          2001       $12.499      $10.894       390,625
                          2002       $10.894       $8.888       545,469
                          2003        $8.888      $10.178       496,420
                          2004       $10.178      $10.770       442,118
                          2005       $10.770      $11.160       424,593
                          2006       $11.160      $12.142       382,834
                          2007       $12.142      $12.211       307,472
                          2008       $12.211       $7.412       214,660
        ----------------------------------------------------------------
        AIM V.I. Basic Value Fund--Series I
                          2001       $10.000      $11.196        21,253
                          2002       $11.196       $8.578       191,075
                          2003        $8.578      $11.280       238,751
                          2004       $11.280      $12.330       238,240
                          2005       $12.330      $12.831       254,469
                          2006       $12.831      $14.296       234,826
                          2007       $14.296      $14.285       213,774
                          2008       $14.285       $6.780       135,804
        ----------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund--Series I
                          2000       $10.000      $13.764     1,136,828
                          2001       $13.764      $10.391       240,280
                          2002       $10.391       $7.735       336,184
                          2003        $7.735       $9.860       321,586
                          2004        $9.860      $10.346       316,063
                          2005       $10.346      $11.082       293,856
                          2006       $11.082      $11.594       669,380
                          2007       $11.594      $12.779       539,761
                          2008       $12.779       $7.232       353,594
        ----------------------------------------------------------------
        AIM V.I. Capital Development Fund--Series I
                          2000       $10.000      $13.534         6,821
                          2001       $13.534      $12.241        50,592
                          2002       $12.241       $9.474        70,690
                          2003        $9.474      $12.620        70,110
                          2004       $12.620      $14.345        73,430
                          2005       $14.345      $15.474        76,828
                          2006       $15.474      $17.745        77,294
                          2007       $17.745      $19.356        73,178
                          2008       $19.356      $10.090        45,866


                               46     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (available with Contracts purchased on or after July 27, 2000)

                           Mortality & Expense = 1.5



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Core Equity Fund--Series I
                          2000       $10.000      $12.972       58,388
                          2001       $12.972       $9.850      403,761
                          2002        $9.850       $8.183      521,657
                          2003        $8.183      $10.020      460,499
                          2004       $10.020      $10.746      436,060
                          2005       $10.746      $11.137      386,265
                          2006       $11.137      $12.792      636,605
                          2007       $12.792      $13.609      552,522
                          2008       $13.609       $9.356      353,103
        ----------------------------------------------------------------
        AIM V.I. Demographic Trends--Series I
                          2003        $3.524       $4.767      185,086
                          2004        $4.767       $5.078      175,774
                          2005        $5.078       $5.308      144,730
        ----------------------------------------------------------------
        AIM V.I. Diversified Income Fund--Series I
                          2000       $10.000       $9.437        1,115
                          2001        $9.437       $9.620       78,566
                          2002        $9.620       $9.685      126,243
                          2003        $9.685      $10.412      117,914
                          2004       $10.412      $10.763      105,612
                          2005       $10.763      $10.899      104,295
                          2006       $10.899      $11.207       86,956
                          2007       $11.207      $11.219       83,912
                          2008       $11.219       $9.304       53,838
        ----------------------------------------------------------------
        AIM V.I. Government Securities Fund--Series I
                          2000       $10.000      $10.952          944
                          2001       $10.952      $11.468      132,501
                          2002       $11.468      $12.369      316,400
                          2003       $12.369      $12.303      258,222
                          2004       $12.303      $12.418      219,643
                          2005       $12.418      $12.424      198,890
                          2006       $12.424      $12.662      168,011
                          2007       $12.662      $13.250      140,146
                          2008       $13.250      $14.644      221,935
        ----------------------------------------------------------------
        AIM V.I. High Yield Fund--Series I
                          2000       $10.000       $7.883        2,363
                          2001        $7.883       $7.370       79,439
                          2002        $7.370       $6.829      147,899
                          2003        $6.829       $8.606      155,233
                          2004        $8.606       $9.422      133,215
                          2005        $9.422       $9.524      108,796
                          2006        $9.524      $10.380       83,373
                          2007       $10.380      $10.342       67,932
                          2008       $10.342       $7.562       43,026


                               47     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (available with Contracts purchased on or after July 27, 2000)

                           Mortality & Expense = 1.5



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. International Growth Fund--Series I
                          2000       $10.000      $10.684       10,182
                          2001       $10.684       $8.040       71,881
                          2002        $8.040       $6.672      119,575
                          2003        $6.672       $8.474      129,179
                          2004        $8.474      $10.341      155,299
                          2005       $10.341      $12.003      172,420
                          2006       $12.003      $15.148      181,290
                          2007       $15.148      $17.100      180,308
                          2008       $17.100      $10.033       97,042
        ----------------------------------------------------------------
        AIM V.I. Large Cap Growth Fund--Series I
                          2006       $10.000      $11.075      259,226
                          2007       $11.075      $12.603      239,109
                          2008       $12.603       $7.654      152,922
        ----------------------------------------------------------------
        AIM V.I. Mid Cap Core Equity Fund--Series I
                          2001       $10.000      $11.352        4,363
                          2002       $11.352       $9.932       66,093
                          2003        $9.932      $12.444       76,512
                          2004       $12.444      $13.939       86,991
                          2005       $13.939      $14.763       88,365
                          2006       $14.763      $16.163       85,889
                          2007       $16.163      $17.424       75,900
                          2008       $17.424      $12.257       46,432
        ----------------------------------------------------------------
        AIM V.I. Money Market Fund--Series I
                          2000       $10.000      $10.962       20,867
                          2001       $10.962      $11.178       89,517
                          2002       $11.178      $11.131      194,545
                          2003       $11.131      $11.018       12,531
                          2004       $11.018      $10.918       90,282
                          2005       $10.918      $11.015       84,492
                          2006       $11.015      $11.304       99,903
                          2007       $11.304      $11.629      141,851
                          2008       $11.629      $11.679      135,380
        ----------------------------------------------------------------
        AIM V.I. Technology Fund--Series I
                          2004       $10.000      $11.079       55,654
                          2005       $11.079      $11.142       45,313
                          2006       $11.142      $12.115       40,293
                          2007       $12.115      $12.840       33,313
                          2008       $12.840       $7.012       20,192
        ----------------------------------------------------------------
        AIM V.I. Utilities Fund--Series I
                          2004       $10.000      $12.217       40,488
                          2005       $12.217      $14.048       60,635
                          2006       $14.048      $17.346       45,037
                          2007       $17.346      $20.593       45,971
                          2008       $20.593      $13.709       25,791


                               48     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (available with Contracts purchased on or after July 27, 2000)

                           Mortality & Expense = 1.5

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund--Series I and AIM V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund--Series I and the AIM V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.


                               49     PROSPECTUS

Appendix B Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               50     PROSPECTUS

Examples of Market Value Adjustment
--------------------------------------------------------------------------------


     Purchase Payment:             $10,000 allocated to a Guarantee Period
     Guarantee Period:             5 years
     Guaranteed Interest Rate:     4.50%
     5 Year Treasury Rate (at the
     time the Guarantee Period
     was established):             4.50%
     Full Surrender:               End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                              Example 1 (Assume Declining Interest Rates)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.04) X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
 Contract Owner as a result of full withdrawal at
 the end of Contract Year 3:

                               Example 2: (Assumes Rising Interest Rates)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
 Contract Owner as a result of full withdrawal at
 the end of Contract Year 3:

                               51     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

      Additions, Deletions or Substitutions of Investments
      -------------------------------------------------------------------
      The Contract
      -------------------------------------------------------------------
         Purchase of Contracts
      -------------------------------------------------------------------
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
      -------------------------------------------------------------------
      Calculation of Accumulation Unit Values
      -------------------------------------------------------------------
      Net Investment Factor
      -------------------------------------------------------------------
      Calculation of Variable Income Payments
      -------------------------------------------------------------------
      Calculation of Annuity Unit Values
      -------------------------------------------------------------------

              General Matters
              ---------------------------------------------------
                 Incontestability
              ---------------------------------------------------
                 Settlements
              ---------------------------------------------------
                 Safekeeping of the Variable Account's Assets
              ---------------------------------------------------
                 Premium Taxes
              ---------------------------------------------------
                 Tax Reserves
              ---------------------------------------------------
              Experts
              ---------------------------------------------------
              Financial Statements
              ---------------------------------------------------
              Appendix A - Accumulation Unit Values
              ---------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               52     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information

                               Dated May 1, 2009


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2009, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

The Variable Sub-Accounts commenced operations on the following dates:

AIM VARIABLE PRODUCTS SERIES FUND:

                                                 Sub-Account
                 Fund                           Inception Date
                 ----                           --------------
                 Aggressive Growth                 05/01/98
                 Balanced                          05/01/98
                 Basic Value                       10/01/01
                 Blue Chip                         01/03/00
                 Capital Appreciation              12/04/95
                 Capital Development               05/01/98
                 Dent Demographic Trends           01/03/00
                 Diversified Income                12/04/95
                 Utilities                         12/04/95
                 Government Securities             12/04/95
                 Growth                            12/04/95
                 Core Equity                       12/04/95
                 High Yield                        05/01/98
                 International Growth              12/04/95
                 Mid Cap Core Equity               10/01/01
                 Money Market                      12/04/95
                 New Technology                    01/03/00
                 Premier Equity                    12/04/95

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2007 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2008 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                   AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                            Mortality & Expense = 1.2



                                                                                           Number
                                                              Accumulation Accumulation   of Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End       at End
Sub Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund--Series I
                                                     1999        $11.285      $13.289    1,149,345
                                                     2000        $13.289      $12.568    1,860,197
                                                     2001        $12.568      $10.988    2,169,576
                                                     2002        $10.988       $8.991    1,829,461
                                                     2003         $8.991      $10.327    1,705,684
                                                     2004        $10.327      $10.960    1,613,524
                                                     2005        $10.960      $11.391    1,450,240
                                                     2006        $11.391      $12.431    1,228,502
                                                     2007        $12.431      $12.540      996,896
                                                     2008        $12.540       $7.635      748,018
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series I
                                                     2001        $10.000      $11.204      114,661
                                                     2002        $11.204       $8.610      362,017
                                                     2003         $8.610      $11.357      520,971
                                                     2004        $11.357      $12.451      624,321
                                                     2005        $12.451      $12.996      713,594
                                                     2006        $12.996      $14.522      594,918
                                                     2007        $14.522      $14.555      479,688
                                                     2008        $14.555       $6.929      356,941
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                     1999        $11.025      $15.737    1,105,150
                                                     2000        $15.737      $13.840    1,996,042
                                                     2001        $13.840      $10.549    2,026,054
                                                     2002        $10.549       $7.825    1,701,758
                                                     2003         $7.825      $10.004    1,593,994
                                                     2004        $10.004      $10.529    1,412,028
                                                     2005        $10.529      $11.312    1,192,178
                                                     2006        $11.312      $11.870    2,798,963
                                                     2007        $11.870      $13.123    2,160,261
                                                     2008        $13.123       $7.449    1,671,256

                   AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                            Mortality & Expense = 1.2



                                                                                           Number
                                                              Accumulation Accumulation   of Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End       at End
Sub Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund--Series I
                                                     1999         $9.902      $12.619      195,123
                                                     2000        $12.619      $13.609      323,336
                                                     2001        $13.609      $12.347      419,110
                                                     2002        $12.347       $9.584      351,719
                                                     2003         $9.584      $12.805      385,619
                                                     2004        $12.805      $14.599      419,991
                                                     2005        $14.599      $15.795      442,897
                                                     2006        $15.795      $18.168      418,309
                                                     2007        $18.168      $19.876      324,970
                                                     2008        $19.876      $10.393      245,892
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                     1999        $11.671      $15.465    2,087,079
                                                     2000        $15.465      $13.044    3,450,090
                                                     2001        $13.044       $9.935    3,543,366
                                                     2002         $9.935       $8.279    2,948,098
                                                     2003         $8.279      $10.167    2,678,037
                                                     2004        $10.167      $10.936    2,398,429
                                                     2005        $10.936      $11.369    2,123,816
                                                     2006        $11.369      $13.097    3,669,780
                                                     2007        $13.097      $13.976    2,979,975
                                                     2008        $13.976       $9.637    2,344,521
---------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund--Series I
                                                     1999         $9.861       $9.547      277,036
                                                     2000         $9.547       $9.490      397,447
                                                     2001         $9.490       $9.703      515,906
                                                     2002         $9.703       $9.798      577,457
                                                     2003         $9.798      $10.565      577,339
                                                     2004        $10.565      $10.953      562,324
                                                     2005        $10.953      $11.126      547,691
                                                     2006        $11.126      $11.474      493,461
                                                     2007        $11.474      $11.521      365,212
                                                     2008        $11.521       $9.583      284,247
---------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES
                                                     1999        $10.791      $14.226      146,531
                                                     2000        $14.226      $13.723      353,455
                                                     2001        $13.723       $9.762      428,366
                                                     2002         $9.762       $7.175      325,244
---------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund--Series I
                                                     1999        $10.693      $10.130      330,314
                                                     2000        $10.130      $11.013      439,132
                                                     2001        $11.013      $11.567      793,105
                                                     2002        $11.567      $12.513    1,327,046
                                                     2003        $12.513      $12.483    1,036,903
                                                     2004        $12.483      $12.638      713,251
                                                     2005        $12.638      $12.682      639,265
                                                     2006        $12.682      $12.963      494,180
                                                     2007        $12.963      $13.606      421,376
                                                     2008        $13.606      $15.083      395,980

                   AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                            Mortality & Expense = 1.2



                                                                                           Number
                                                              Accumulation Accumulation   of Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End       at End
Sub Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund--Series I
                                                     1999         $9.088       $9.914      361,905
                                                     2000         $9.914       $7.927      414,830
                                                     2001         $7.927       $7.433      464,069
                                                     2002         $7.433       $6.909      420,891
                                                     2003         $6.909       $8.732      475,007
                                                     2004         $8.732       $9.589      494,396
                                                     2005         $9.589       $9.722      398,616
                                                     2006         $9.722      $10.627      331,999
                                                     2007        $10.627      $10.620      282,266
                                                     2008        $10.620       $7.789      226,537
---------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund--Series I
                                                     1999         $9.663      $14.788      374,374
                                                     2000        $14.788      $10.744      817,142
                                                     2001        $10.744       $8.109      899,043
                                                     2002         $8.109       $6.749      760,508
                                                     2003         $6.749       $8.598      657,958
                                                     2004         $8.598      $10.525      690,016
                                                     2005        $10.525      $12.252      775,603
                                                     2006        $12.252      $15.508      756,621
                                                     2007        $15.508      $17.560      671,172
                                                     2008        $17.560      $10.334      518,261
---------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund--Series I
                                                     2006        $10.000      $11.093      429,010
                                                     2007        $11.093      $12.662      347,636
                                                     2008        $12.662       $7.713      256,730
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                     2001        $10.000      $11.361       85,806
                                                     2002        $11.361       $9.969      236,014
                                                     2003         $9.969      $12.528      324,494
                                                     2004        $12.528      $14.075      407,678
                                                     2005        $14.075      $14.952      412,927
                                                     2006        $14.952      $16.419      346,221
                                                     2007        $16.419      $17.753      276,079
                                                     2008        $17.753      $12.526      219,833
---------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund--Series I
                                                     1999        $10.209      $10.549      250,507
                                                     2000        $10.549      $11.023      290,648
                                                     2001        $11.023      $11.274    1,138,754
                                                     2002        $11.274      $11.260    1,250,463
                                                     2003        $11.260      $11.179      821,231
                                                     2004        $11.179      $11.111      581,300
                                                     2005        $11.111      $11.244      455,454
                                                     2006        $11.244      $11.573      436,078
                                                     2007        $11.573      $11.942      493,377
                                                     2008        $11.942      $12.029      574,872

                   AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                            Mortality & Expense = 1.2



                                                                                           Number
                                                              Accumulation Accumulation   of Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End       at End
Sub Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund--Series I
                                                     2004        $10.000      $11.102      166,676
                                                     2005        $11.102      $11.198      126,887
                                                     2006        $11.198      $12.212       99,481
                                                     2007        $12.212      $12.982      105,104
                                                     2008        $12.982       $7.111       69,172
---------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund--Series I
                                                     2004        $10.000      $12.242      240,727
                                                     2005        $12.242      $14.119      253,740
                                                     2006        $14.119      $17.486      234,659
                                                     2007        $17.486      $20.822      188,519
                                                     2008        $20.822      $13.903      147,394



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund
     - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.

                         ------------------------------
                         Allstate Financial Advisors Separate Account I

                         Financial Statements as of December 31, 2008 and for the periods ended December 31, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 17, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      Academic                   AST         AST      Alliance    American
                                     Strategies      AST     Aggressive   Alliance    Bernstein    Century
                                        Asset     Advanced      Asset     Bernstein   Growth &    Income &
                                     Allocation  Strategies  Allocation  Core Value    Income      Growth
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ----------  ----------   --------     -------     -------     -------
    Total assets.................... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
NET ASSETS
Accumulation units.................. $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --          --
                                     ----------  ----------   --------     -------     -------     -------
    Total net assets................ $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................    768,697     171,481     13,462       3,552       2,418       1,129
                                     ==========  ==========   ========     =======     =======     =======
Cost of investments................. $7,766,661  $1,608,712   $139,057     $37,713     $54,498     $12,156
                                     ==========  ==========   ========     =======     =======     =======
ACCUMULATION UNIT VALUE
    Lowest.......................... $     6.90  $     7.04   $   5.80     $  5.35     $  5.87     $  6.05
                                     ==========  ==========   ========     =======     =======     =======
    Highest......................... $     7.06  $     7.31   $   6.08     $  6.09     $  6.48     $  6.84
                                     ==========  ==========   ========     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                         AST         AST
                                         AST         AST         AST     AST Capital     CLS         CLS
                                      Balanced      Bond        Bond       Growth      Growth     Moderate
                                        Asset     Portfolio   Portfolio     Asset       Asset       Asset
                                     Allocation     2018        2019     Allocation  Allocation  Allocation
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ----------  ----------    -------   ----------    -------    --------
    Total assets.................... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
NET ASSETS
Accumulation units.................. $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
Contracts in payout (annuitization)
 period.............................         --          --         --           --         --          --
                                     ----------  ----------    -------   ----------    -------    --------
    Total net assets................ $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    549,096      85,882      6,078      580,793      7,912     102,498
                                     ==========  ==========    =======   ==========    =======    ========
Cost of investments................. $4,800,466  $  885,477    $65,950   $5,692,585    $57,219    $781,304
                                     ==========  ==========    =======   ==========    =======    ========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     7.22  $    12.12    $ 12.18   $     6.58    $  6.65    $   7.30
                                     ==========  ==========    =======   ==========    =======    ========
    Highest......................... $     7.39  $    12.19    $ 12.25   $     6.73    $  6.73    $   7.38
                                     ==========  ==========    =======   ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced     Advanced    Advanced
                                       Series      Series      Series      Series       Series      Series
                                        Trust       Trust       Trust       Trust       Trust        Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                     ----------- ----------- ----------- ----------- ------------ -----------
                                                                                         AST
                                         AST         AST         AST         AST     First Trust      AST
                                       Cohen &      DeAm      Federated  First Trust   Capital       Focus
                                       Steers     Large-Cap  Aggressive   Balanced   Appreciation  Four Plus
                                       Realty       Value      Growth      Target       Target     Portfolio
                                     ----------- ----------- ----------- ----------- ------------ -----------
ASSETS
Investments at fair value...........   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       -------     -------     -------   ----------   ----------    -------
    Total assets....................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
NET ASSETS
Accumulation units..................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
Contracts in payout (annuitization)
 period.............................        --          --          --           --           --         --
                                       -------     -------     -------   ----------   ----------    -------
    Total net assets................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
FUND SHARE INFORMATION
Number of shares....................     6,502       2,020       2,201      251,681      963,180      1,769
                                       =======     =======     =======   ==========   ==========    =======
Cost of investments.................   $55,020     $22,564     $19,672   $2,223,359   $8,931,227    $12,897
                                       =======     =======     =======   ==========   ==========    =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.85     $  5.97     $  5.54   $     6.63   $     6.08    $  7.44
                                       =======     =======     =======   ==========   ==========    =======
    Highest.........................   $  6.04     $  6.56     $  6.22   $     6.78   $     6.22    $  7.50
                                       =======     =======     =======   ==========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series       Series      Series      Series      Series      Series
                                        Trust       Trust        Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       Goldman      Goldman     Goldman                 Horizon
                                       Global       Sachs        Sachs       Sachs                  Growth
                                        Real     Concentrated   Mid-Cap    Small-Cap      AST        Asset
                                       Estate       Growth      Growth       Value    High Yield  Allocation
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        -----      -------      -------     ------      -------    --------
    Total assets....................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                        -----      -------      -------     ------      -------    --------
    Total net assets................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................       84        1,818       13,104        316        7,335      15,057
                                        =====      =======      =======     ======      =======    ========
Cost of investments.................    $ 416      $43,712      $68,115     $2,791      $46,980    $105,786
                                        =====      =======      =======     ======      =======    ========
ACCUMULATION UNIT VALUE
    Lowest..........................    $6.09      $  6.03      $  5.93     $ 7.61      $  7.25    $   7.09
                                        =====      =======      =======     ======      =======    ========
    Highest.........................    $6.13      $  6.19      $  6.13     $ 7.66      $  7.78    $   7.17
                                        =====      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced      Advanced     Advanced     Advanced     Advanced
                                       Series       Series        Series       Series       Series       Series
                                        Trust        Trust         Trust        Trust        Trust        Trust
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       Horizon                                   AST          AST
                                      Moderate        AST           AST      Investment    JPMorgan        AST
                                        Asset    International International    Grade    International  Large-Cap
                                     Allocation     Growth         Value        Bond        Equity        Value
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      --------     --------      --------    -----------    -------      -------
    Total assets....................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
NET ASSETS
Accumulation units..................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
Contracts in payout (annuitization)
 period.............................        --           --            --             --         --           --
                                      --------     --------      --------    -----------    -------      -------
    Total net assets................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
FUND SHARE INFORMATION
Number of shares....................    36,185        8,324         6,326      1,075,632      3,083          623
                                      ========     ========      ========    ===========    =======      =======
Cost of investments.................  $282,156     $109,949      $122,185    $10,751,450    $77,119      $12,933
                                      ========     ========      ========    ===========    =======      =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $   7.57     $   5.19      $   5.69    $     10.76    $  5.88      $  5.43
                                      ========     ========      ========    ===========    =======      =======
    Highest.........................  $   7.65     $   5.47      $   5.86    $     10.83    $  6.02      $  6.10
                                      ========     ========      ========    ===========    =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                        Series      Series      Series      Series      Series      Series
                                        Trust        Trust       Trust       Trust       Trust       Trust
                                     Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         Lord       Marsico       AST         AST         AST         AST
                                     Abbett Bond-   Capital   MFS Global      MFS       Mid-Cap      Money
                                      Debenture     Growth      Equity      Growth       Value      Market
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       -------      -------    --------     -------     -------   ----------
    Total assets....................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
NET ASSETS
Accumulation units..................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------    --------     -------     -------   ----------
    Total net assets................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     3,595        3,473      12,009         996       1,434    1,014,599
                                       =======      =======    ========     =======     =======   ==========
Cost of investments.................   $39,907      $72,103    $128,563     $10,156     $13,658   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  7.55      $  5.92    $   6.68     $  6.56     $  5.85   $    10.02
                                       =======      =======    ========     =======     =======   ==========
    Highest.........................   $  7.93      $  6.06    $   6.84     $  6.81     $  6.18   $    10.31
                                       =======      =======    ========     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced      Advanced     Advanced    Advanced
                                       Series      Series      Series        Series       Series      Series
                                        Trust       Trust       Trust        Trust         Trust       Trust
                                     Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      Neuberger   Neuberger   Neuberger     Niemann     Parametric     PIMCO
                                       Berman/     Berman      Berman    Capital Growth  Emerging     Limited
                                     LSV Mid-Cap   Mid-Cap    Small-Cap      Asset        Markets    Maturity
                                        Value      Growth      Growth      Allocation     Equity       Bond
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       -------     -------     ------       --------      ------     --------
    Total assets....................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
NET ASSETS
Accumulation units..................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
Contracts in payout (annuitization)
 period.............................        --          --         --             --          --           --
                                       -------     -------     ------       --------      ------     --------
    Total net assets................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
FUND SHARE INFORMATION
Number of shares....................     3,030       1,871        797         17,566         955       16,990
                                       =======     =======     ======       ========      ======     ========
Cost of investments.................   $46,093     $37,392     $7,180       $128,317      $6,697     $190,775
                                       =======     =======     ======       ========      ======     ========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.62     $  5.79     $ 6.27       $   7.46      $ 5.55     $   9.76
                                       =======     =======     ======       ========      ======     ========
    Highest.........................   $  5.92     $  6.19     $ 6.41       $   7.54      $ 5.59     $  10.39
                                       =======     =======     ======       ========      ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced     Advanced      Advanced      Advanced    Advanced    Advanced
                                        Series       Series        Series        Series      Series      Series
                                        Trust        Trust          Trust         Trust       Trust       Trust
                                     Sub-Account  Sub-Account    Sub-Account   Sub-Account Sub-Account Sub-Account
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       Schroders
                                        PIMCO     Preservation       AST       Multi-Asset     AST         AST
                                     Total Return    Asset           QMA          World     Small-Cap   Small-Cap
                                         Bond      Allocation  US Equity Alpha Strategies    Growth       Value
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       --------    ----------      -------      --------      -----      -------
    Total assets....................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
NET ASSETS
Accumulation units..................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------      -----      -------
    Total net assets................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
FUND SHARE INFORMATION
Number of shares....................     16,804       508,110        8,595        31,470         70        2,979
                                       ========    ==========      =======      ========      =====      =======
Cost of investments.................   $201,801    $4,954,749      $98,994      $317,154      $ 792      $38,790
                                       ========    ==========      =======      ========      =====      =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $   9.38    $     8.00      $  5.80      $   7.06      $6.23      $  6.45
                                       ========    ==========      =======      ========      =====      =======
    Highest.........................   $  10.29    $     8.39      $  5.93      $   7.22      $6.37      $  7.56
                                       ========    ==========      =======      ========      =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                            Franklin
                                                                                                           Templeton
                                       Advanced      Advanced      Advanced      Advanced     Advanced      Variable
                                        Series        Series        Series        Series       Series      Insurance
                                         Trust         Trust         Trust         Trust        Trust    Products Trust
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ------------- ------------- ------------- ------------- ----------- --------------
                                                                                                            Franklin
                                          AST           AST           AST           AST                    Templeton
                                     T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price     AST      VIP Founding
                                         Asset        Global       Large-Cap      Natural    UBS Dynamic     Funds
                                      Allocation       Bond         Growth       Resources      Alpha      Allocation
                                     ------------- ------------- ------------- ------------- ----------- --------------
ASSETS
Investments at fair value...........  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ----------      -------       -------      --------    ----------    ----------
    Total assets....................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
NET ASSETS
Accumulation units..................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --            --
                                      ----------      -------       -------      --------    ----------    ----------
    Total net assets................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
FUND SHARE INFORMATION
Number of shares....................     262,954        5,377         3,131         4,561       194,746       297,490
                                      ==========      =======       =======      ========    ==========    ==========
Cost of investments.................  $4,016,147      $64,821       $33,185      $153,435    $2,265,906    $1,830,540
                                      ==========      =======       =======      ========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     7.33      $  9.19       $  5.81      $   4.68    $     7.75    $     6.60
                                      ==========      =======       =======      ========    ==========    ==========
    Highest.........................  $     7.50      $ 10.28       $  6.21      $   5.78    $     7.93    $     6.67
                                      ==========      =======       =======      ========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                       Insurance     Insurance    Insurance    Insurance    Insurance    Insurance
                                         Funds         Funds        Funds        Funds        Funds        Funds
                                      Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     -------------- ------------ ------------ ------------ ------------ ------------
                                                                  AIM V. I.    AIM V. I.                 AIM V. I.
                                       AIM V. I.     AIM V. I.     Capital      Capital     AIM V. I.   Diversified
                                     Basic Balanced Basic Value  Appreciation Development  Core Equity     Income
                                     -------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total assets....................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
NET ASSETS
Accumulation units..................  $18,057,148   $ 8,613,941  $ 75,454,465 $ 8,623,599  $104,018,713 $10,968,831
Contracts in payout (annuitization)
 period.............................        4,361        18,354       263,053      15,701       346,435      60,675
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total net assets................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares....................    2,652,204     2,105,438     4,482,979   1,089,445     5,284,311   1,882,168
                                      ===========   ===========  ============ ===========  ============ ===========
Cost of investments.................  $29,028,089   $17,934,487  $112,585,465 $13,791,620  $128,941,707 $16,088,845
                                      ===========   ===========  ============ ===========  ============ ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $      5.44   $      5.96  $       3.92 $      7.43  $       5.79 $      9.14
                                      ===========   ===========  ============ ===========  ============ ===========
    Highest.........................  $      7.80   $      7.03  $       9.97 $     10.62  $      14.84 $     11.52
                                      ===========   ===========  ============ ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable AIM Variable
                                      Insurance    Insurance     Insurance    Insurance    Insurance    Insurance
                                        Funds        Funds         Funds        Funds        Funds        Funds
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------ ------------ ------------
                                      AIM V. I.                  AIM V. I.    AIM V. I.    AIM V. I.
                                      Government   AIM V. I.   International  Large Cap     Mid Cap     AIM V. I.
                                      Securities   High Yield     Growth        Growth    Core Equity  Money Market
                                     ------------ ------------ ------------- ------------ ------------ ------------
ASSETS
Investments at fair value........... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total assets.................... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
NET ASSETS
Accumulation units.................. $22,935,733   $5,637,703   $26,725,687  $ 8,304,690  $12,837,120  $23,381,190
Contracts in payout (annuitization)
 period.............................     134,515       11,513       247,232          717        5,862       12,423
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total net assets................ $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................   1,767,835    1,530,953     1,383,936      849,224    1,495,109   23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
Cost of investments................. $21,275,157   $9,065,667   $28,695,521  $10,601,975  $17,664,171  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     13.90   $     7.56   $      7.78  $      7.63  $      9.25  $     10.83
                                     ===========   ==========   ===========  ===========  ===========  ===========
    Highest......................... $     16.44   $    10.88   $     15.11  $      7.75  $     12.71  $     12.91
                                     ===========   ==========   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                               AIM Variable  AIM Variable   AIM Variable    AIM Variable
                                     AIM Variable AIM Variable  Insurance     Insurance       Insurance      Insurance
                                      Insurance    Insurance      Funds         Funds           Funds          Funds
                                        Funds        Funds      Series II     Series II       Series II      Series II
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account
                                     ------------ ------------ ------------ -------------- --------------- --------------
                                                                                              AIM V. I.      AIM V. I.
                                      AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital        Capital
                                      Technology   Utilities   Balanced II  Basic Value II Appreciation II Development II
                                     ------------ ------------ ------------ -------------- --------------- --------------
ASSETS
Investments at fair value...........  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total assets....................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
NET ASSETS
Accumulation units..................  $1,985,470   $7,270,704   $  906,532   $ 8,651,910     $3,716,103       $336,338
Contracts in payout (annuitization)
 period.............................          --       37,217           --            --             --             --
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total net assets................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
FUND SHARE INFORMATION
Number of shares....................     236,930      546,182      133,707     2,125,777        223,727         43,454
                                      ==========   ==========   ==========   ===========     ==========       ========
Cost of investments.................  $2,796,710   $8,700,169   $1,246,441   $17,533,724     $4,738,625       $592,269
                                      ==========   ==========   ==========   ===========     ==========       ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $     6.98   $    13.64   $     6.42   $      5.62     $     6.46       $   7.65
                                      ==========   ==========   ==========   ===========     ==========       ========
    Highest.........................  $     7.18   $    14.03   $     6.93   $      7.79     $     9.02       $   8.27
                                      ==========   ==========   ==========   ===========     ==========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                       Insurance     Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds         Funds         Funds         Funds         Funds        Funds
                                       Series II     Series II     Series II     Series II     Series II    Series II
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     -------------- ------------ ------------- ------------- ------------- ------------
                                                     AIM V. I.     AIM V. I.                   AIM V. I.    AIM V. I.
                                       AIM V. I.    Diversified   Government     AIM V. I.   International  Large Cap
                                     Core Equity II  Income II   Securities II High Yield II   Growth II    Growth II
                                     -------------- ------------ ------------- ------------- ------------- ------------
ASSETS
Investments at fair value...........   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ----------     --------    ----------     --------      --------      --------
    Total assets....................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
NET ASSETS
Accumulation units..................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
Contracts in payout (annuitization)
 period.............................           --           --            --           --            --            --
                                       ----------     --------    ----------     --------      --------      --------
    Total net assets................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
FUND SHARE INFORMATION
Number of shares....................      136,211       61,266       187,778      100,841        37,385        65,838
                                       ==========     ========    ==========     ========      ========      ========
Cost of investments.................   $3,333,553     $501,827    $2,302,558     $545,403      $767,888      $794,737
                                       ==========     ========    ==========     ========      ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $     7.64     $   8.94    $    11.85     $   9.60      $  11.57      $   7.46
                                       ==========     ========    ==========     ========      ========      ========
    Highest.........................   $     9.54     $   9.66    $    12.81     $  10.37      $  12.51      $   7.67
                                       ==========     ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                              Alliance      Alliance
                                      AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein     Bernstein
                                       Insurance     Insurance     Insurance    Insurance     Variable      Variable
                                         Funds         Funds         Funds        Funds        Product       Product
                                       Series II     Series II     Series II    Series II    Series Fund   Series Fund
                                      Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------ ------------- ------------ ------------- -------------
                                                                                                            Alliance
                                       AIM V. I.     AIM V. I.                                Alliance    Bernstein VPS
                                        Mid Cap        Money       AIM V. I.    AIM V. I.   Bernstein VPS   Growth &
                                     Core Equity II  Market II   Technology II Utilities II    Growth        Income
                                     -------------- ------------ ------------- ------------ ------------- -------------
ASSETS
Investments at fair value...........   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ----------    ----------     -------      --------    -----------  ------------
    Total assets....................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
NET ASSETS
Accumulation units..................   $3,798,267    $2,045,065     $42,982      $572,011    $24,156,920  $ 74,370,838
Contracts in payout (annuitization)
 period.............................       10,807            --          --            --         30,117       227,292
                                       ----------    ----------     -------      --------    -----------  ------------
    Total net assets................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
FUND SHARE INFORMATION
Number of shares....................      447,074     2,045,065       5,204        43,008      1,879,335     5,751,591
                                       ==========    ==========     =======      ========    ===========  ============
Cost of investments.................   $5,322,990    $2,045,065     $60,488      $724,798    $33,185,685  $122,776,179
                                       ==========    ==========     =======      ========    ===========  ============
ACCUMULATION UNIT VALUE
    Lowest..........................   $     8.96    $     9.69     $  6.66      $  13.06    $      4.14  $       7.07
                                       ==========    ==========     =======      ========    ===========  ============
    Highest.........................   $    10.85    $    10.48     $  7.01      $  13.75    $      9.55  $       9.77
                                       ==========    ==========     =======      ========    ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Bernstein     Bernstein     Bernstein     Bernstein     Bernstein      American
                                       Variable      Variable      Variable      Variable      Variable        Century
                                        Product       Product       Product       Product       Product       Variable
                                      Series Fund   Series Fund   Series Fund   Series Fund   Series Fund  Portfolios, Inc
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                       Alliance      Alliance      Alliance      Alliance
                                     Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance       American
                                     International   Large Cap     Small/Mid      Utility    Bernstein VPS     Century
                                         Value        Growth       Cap Value      Income         Value       VP Balanced
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total assets....................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
NET ASSETS
Accumulation units..................  $20,503,797   $19,367,384   $21,471,044   $4,166,829    $1,913,545       $17,905
Contracts in payout (annuitization)
 period.............................        4,986            --            --       23,676            --            --
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total net assets................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
FUND SHARE INFORMATION
Number of shares....................    1,876,375     1,074,176     2,175,384      257,244       252,114         3,391
                                      ===========   ===========   ===========   ==========    ==========       =======
Cost of investments.................  $36,685,739   $25,894,202   $33,735,412   $5,943,400    $3,287,088       $23,513
                                      ===========   ===========   ===========   ==========    ==========       =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $      7.27   $      4.08   $     11.22   $     9.59    $     6.74       $ 12.35
                                      ===========   ===========   ===========   ==========    ==========       =======
    Highest.........................  $      7.63   $      9.12   $     12.09   $    10.06    $     7.08       $ 12.50
                                      ===========   ===========   ===========   ==========    ==========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Dreyfus
                                      Socially                   Dreyfus      Dreyfus
                                     Responsible                 Variable     Variable       DWS         DWS
                                       Growth    Dreyfus Stock  Investment   Investment   Variable     Variable
                                     Fund, Inc.   Index Fund       Fund         Fund      Series I     Series I
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account
                                     ----------- ------------- ------------ ------------ ----------- ------------
                                       Dreyfus
                                      Socially                                                           DWS
                                     Responsible Dreyfus Stock VIF Growth &     VIF          DWS       Capital
                                     Growth Fund  Index Fund      Income    Money Market Bond VIP A  Growth VIP A
                                     ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments at fair value...........   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       -------     --------      --------    ----------   --------    ----------
    Total assets....................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
NET ASSETS
Accumulation units..................   $20,002     $565,319      $119,928    $1,737,238   $446,661    $1,020,053
Contracts in payout (annuitization)
 period.............................        --           --            --            --     22,442        12,349
                                       -------     --------      --------    ----------   --------    ----------
    Total net assets................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
FUND SHARE INFORMATION
Number of shares....................     1,007       24,600         9,038     1,737,238     85,291        76,192
                                       =======     ========      ========    ==========   ========    ==========
Cost of investments.................   $30,984     $726,910      $190,915    $1,737,238   $582,003    $1,291,725
                                       =======     ========      ========    ==========   ========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  4.34     $   5.99      $   6.01    $    10.29   $  11.86    $     8.41
                                       =======     ========      ========    ==========   ========    ==========
    Highest.........................   $  8.21     $   9.50      $   8.50    $    12.69   $  11.98    $     8.49
                                       =======     ========      ========    ==========   ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          DWS          DWS          DWS          DWS         DWS         DWS
                                       Variable     Variable     Variable     Variable    Variable    Variable
                                       Series I     Series I     Series I     Series II   Series II   Series II
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                                     ------------- ----------- ------------- ----------- ----------- -----------
                                          DWS          DWS                                   DWS         DWS
                                        Global     Growth and       DWS          DWS        Money     Small Cap
                                     Opportunities   Income    International  Balanced     Market      Growth
                                         VIP A        VIP A        VIP A      VIP A II    VIP A II    VIP A II
                                     ------------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ----------    --------     --------    ----------   --------    --------
    Total assets....................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
NET ASSETS
Accumulation units..................  $  755,113    $386,573     $409,116    $1,311,429   $934,543    $250,990
Contracts in payout (annuitization)
 period.............................          --          --        6,279        40,359        705          --
                                      ----------    --------     --------    ----------   --------    --------
    Total net assets................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
FUND SHARE INFORMATION
Number of shares....................      96,934      75,502       63,711        77,868    935,248      32,982
                                      ==========    ========     ========    ==========   ========    ========
Cost of investments.................  $1,268,473    $669,138     $701,598    $1,688,832   $935,248    $418,750
                                      ==========    ========     ========    ==========   ========    ========
ACCUMULATION UNIT VALUE
    Lowest..........................  $    13.80    $   6.91     $   8.45    $     8.72   $  10.67    $   6.39
                                      ==========    ========     ========    ==========   ========    ========
    Highest.........................  $    13.94    $   6.98     $   8.54    $     8.75   $  10.70    $   6.42
                                      ==========    ========     ========    ==========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                            Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                             Federated      Variable      Variable      Variable      Variable      Variable
                             Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                              Series     Products Fund  Products Fund Products Fund Products Fund Products Fund
                            Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- -------------- ------------- ------------- ------------- -------------
                             Federated
                               Prime                         VIP                      VIP High
                           Money Fund II VIP Contrafund Equity-Income  VIP Growth      Income     VIP Index 500
                           ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total assets..........  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $7,136,943    $ 6,405,024    $  946,253    $3,259,767    $1,262,589    $4,704,209
Contracts in payout
 (annuitization) period...     454,736         29,756        13,257         3,853            --         3,145
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total net assets......  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   7,591,679        418,114        72,800       138,700       318,836        47,458
                            ==========    ===========    ==========    ==========    ==========    ==========
Cost of investments.......  $7,591,679    $10,500,656    $1,690,071    $5,316,332    $1,980,345    $6,241,221
                            ==========    ===========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $    10.27    $      8.43    $     7.76    $     4.40    $     7.60    $     6.05
                            ==========    ===========    ==========    ==========    ==========    ==========
    Highest...............  $    13.35    $     15.01    $     9.65    $     9.43    $     8.75    $     7.08
                            ==========    ===========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                            Fidelity          Fidelity          Fidelity          Fidelity
                              Fidelity      Fidelity        Variable          Variable          Variable          Variable
                              Variable      Variable        Insurance         Insurance         Insurance         Insurance
                             Insurance      Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                           Products Fund  Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account    Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                            VIP Asset                              VIP           VIP Freedom
                           VIP Investment      VIP           Manager       VIP Contrafund     Equity-Income    2010 Portfolio
                             Grade Bond     Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ----------    ----------        -------        ------------       ----------        -----------
    Total assets..........   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
NET ASSETS
Accumulation units........   $2,599,594    $1,437,110        $39,759        $ 61,979,247       $1,129,660        $ 8,586,306
Contracts in payout
 (annuitization) period...           --            --             --             241,111               --                 --
                             ----------    ----------        -------        ------------       ----------        -----------
    Total net assets......   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
FUND SHARE
 INFORMATION
Number of shares..........      219,560       118,086          4,150           4,109,667           86,897          1,045,835
                             ==========    ==========        =======        ============       ==========        ===========
Cost of investments.......   $2,784,111    $2,172,491        $51,700        $117,461,247       $1,893,833        $11,326,431
                             ==========    ==========        =======        ============       ==========        ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $    13.64    $     6.97        $  7.63        $       6.49       $     7.20        $      7.98
                             ==========    ==========        =======        ============       ==========        ===========
    Highest...............   $    14.16    $     8.93        $  8.78        $      11.94       $     9.22        $      8.29
                             ==========    ==========        =======        ============       ==========        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP Freedom           VIP
                              VIP Freedom       VIP Freedom         Income           Growth &
                            2020 Portfolio    2030 Portfolio       Portfolio          Income          VIP Growth
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ----------        ----------        ----------        -----------        --------
    Total assets..........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
NET ASSETS
Accumulation units........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
Contracts in payout
 (annuitization) period...            --                --                --                 --              --
                              ----------        ----------        ----------        -----------        --------
    Total net assets......    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
FUND SHARE
 INFORMATION
Number of shares..........       706,562           279,446           286,830          1,016,259          15,419
                              ==========        ==========        ==========        ===========        ========
Cost of investments.......    $7,995,537        $3,239,352        $3,010,477        $14,010,035        $486,548
                              ==========        ==========        ==========        ===========        ========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     7.28        $     6.78        $     9.20        $      7.47        $   5.43
                              ==========        ==========        ==========        ===========        ========
    Highest...............    $     7.57        $     7.04        $     9.56        $      7.84        $   7.96
                              ==========        ==========        ==========        ===========        ========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                                  VIP
                             Growth Stock
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.    $1,191,587
                              ----------
    Total assets..........    $1,191,587
                              ==========
NET ASSETS
Accumulation units........    $1,191,587
Contracts in payout
 (annuitization) period...            --
                              ----------
    Total net assets......    $1,191,587
                              ==========
FUND SHARE
 INFORMATION
Number of shares..........       154,551
                              ==========
Cost of investments.......    $1,879,292
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     6.19
                              ==========
    Highest...............    $     6.43
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                           VIP Investment                         VIP Money
                              High Income      VIP Index 500      Grade Bond        VIP MidCap          Market
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              -----------       ----------          ------          -----------       -----------
    Total assets..........    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
NET ASSETS
Accumulation units........    $ 6,770,778       $6,059,281          $7,497          $16,263,647       $27,081,793
Contracts in payout
 (annuitization) period...             --               --              --              192,957                --
                              -----------       ----------          ------          -----------       -----------
    Total net assets......    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
FUND SHARE
 INFORMATION
Number of shares..........      1,740,560           61,516             645              908,201        27,081,793
                              ===========       ==========          ======          ===========       ===========
Cost of investments.......    $10,166,829       $8,957,329          $8,321          $28,603,411       $27,081,793
                              ===========       ==========          ======          ===========       ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $      8.20       $     6.72          $11.48          $      6.47       $     10.38
                              ===========       ==========          ======          ===========       ===========
    Highest...............    $     11.52       $     9.30          $11.48          $      9.14       $     10.76
                              ===========       ==========          ======          ===========       ===========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                             VIP Overseas
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.     $148,905
                               --------
    Total assets..........     $148,905
                               ========
NET ASSETS
Accumulation units........     $148,905
Contracts in payout
 (annuitization) period...           --
                               --------
    Total net assets......     $148,905
                               ========
FUND SHARE
 INFORMATION
Number of shares..........       12,337
                               ========
Cost of investments.......     $246,125
                               ========
ACCUMULATION UNIT
 VALUE
    Lowest................     $   8.32
                               ========
    Highest...............     $  12.36
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin       Franklin                                     Franklin       Franklin
                              Flex Cap      Growth and      Franklin       Franklin      Large Cap      Small Cap
                               Growth         Income      High Income       Income         Growth         Value
                             Securities     Securities     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $3,599,653    $41,491,809    $ 7,570,695    $175,412,178   $45,483,111    $35,387,428
Contracts in payout
 (annuitization) period...           --        173,941          1,765         861,452        29,032        192,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      437,914      4,850,495      1,646,187      15,544,412     4,334,490      3,372,542
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $4,683,345    $68,986,930    $10,642,801    $250,628,401   $67,073,142    $51,369,016
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.97    $      9.66    $      8.50    $       8.77   $      7.34    $      8.13
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $     8.36    $     10.54    $      9.06    $       9.38   $      7.79    $     14.14
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin
                               Small                                                     Templeton
                              Mid-Cap                        Mutual                      Developing     Templeton
                               Growth     Franklin U.S.    Discovery    Mutual Shares     Markets        Foreign
                             Securities     Government     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........   $1,741,673    $44,002,656    $22,240,260    $109,177,348   $19,315,624    $114,918,030
Contracts in payout
 (annuitization) period...           --         50,314        177,672         427,234       117,351          99,432
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........      148,227      3,391,299      1,414,381       9,304,294     3,217,380      10,689,355
                             ==========    ===========    ===========    ============   ===========    ============
Cost of investments.......   $2,297,604    $42,642,493    $29,889,129    $161,852,185   $35,034,980    $171,296,526
                             ==========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................   $     4.81    $     11.15    $      8.29    $       8.34   $     12.46    $       8.31
                             ==========    ===========    ===========    ============   ===========    ============
    Highest...............   $    12.89    $     11.92    $     10.80    $      14.59   $     19.73    $      14.00
                             ==========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin
                             Templeton      Templeton                                    Goldman Sachs Goldman Sachs
                              Variable       Variable     Goldman Sachs   Goldman Sachs    Variable      Variable
                             Insurance      Insurance       Variable        Variable       Insurance     Insurance
                           Products Trust Products Trust Insurance Trust Insurance Trust     Trust         Trust
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account
                           -------------- -------------- --------------- --------------- ------------- -------------
                                                                                                            VIT
                             Templeton      Templeton                                                    Strategic
                           Global Income      Growth           VIT       VIT Growth and       VIT      International
                             Securities     Securities   Capital Growth      Income      Mid Cap Value    Equity
                           -------------- -------------- --------------- --------------- ------------- -------------
ASSETS
Investments at fair value.   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ----------     ----------       -------       ----------     ----------      ------
    Total assets..........   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
NET ASSETS
Accumulation units........   $2,795,582     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
Contracts in payout
 (annuitization) period...       71,540             --            --               --             --          --
                             ----------     ----------       -------       ----------     ----------      ------
    Total net assets......   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
FUND SHARE
 INFORMATION
Number of shares..........      167,668        167,002         2,841          636,775        509,449         383
                             ==========     ==========       =======       ==========     ==========      ======
Cost of investments.......   $2,497,993     $2,149,646       $32,612       $7,756,094     $7,960,905      $3,693
                             ==========     ==========       =======       ==========     ==========      ======
ACCUMULATION
 UNIT VALUE
    Lowest................   $    16.46     $     8.31       $  4.81       $     7.87     $     7.88      $ 6.30
                             ==========     ==========       =======       ==========     ==========      ======
    Highest...............   $    23.30     $    11.97       $  7.27       $     9.04     $    17.13      $ 8.82
                             ==========     ==========       =======       ==========     ==========      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Goldman Sachs Goldman Sachs
                             Variable      Variable                      Janus          Lazard      Legg Mason
                             Insurance     Insurance      Janus       Aspen Series    Retirement     Variable
                               Trust         Trust     Aspen Series (Service Shares) Series, Inc.  Income Trust
                            Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ------------- ------------- ------------ ---------------- ------------ ---------------
                                VIT                                                                 Legg Mason
                            Structured        VIT                    International     Emerging      Variable
                             Small Cap    Structured      Forty          Growth        Markets      Fundamental
                              Equity     U. S. Equity   Portfolio   (Service Shares)    Equity    Value Portfolio
                           ------------- ------------- ------------ ---------------- ------------ ---------------
ASSETS
Investments at fair value.  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            -----------   -----------    -------        -------         ------        ------
    Total assets..........  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
NET ASSETS
Accumulation units........  $10,293,610   $ 7,986,109    $12,435        $23,801         $  735        $  725
Contracts in payout
 (annuitization) period...        5,320        15,503         --             --             --            --
                            -----------   -----------    -------        -------         ------        ------
    Total net assets......  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
FUND SHARE
 INFORMATION
Number of shares..........    1,475,491     1,001,453        541            915             63            54
                            ===========   ===========    =======        =======         ======        ======
Cost of investments.......  $19,913,445   $12,567,499    $11,715        $57,372         $  832        $1,273
                            ===========   ===========    =======        =======         ======        ======
ACCUMULATION UNIT
 VALUE
    Lowest................  $      6.44   $      5.89    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======
    Highest...............  $     11.24   $      8.36    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                        Legg Mason
                                     Partners Variable Lord Abbett  Lord Abbett   Lord Abbett  Lord Abbett  Lord Abbett
                                     Portfolios I, Inc Series Fund  Series Fund   Series Fund  Series Fund  Series Fund
                                        Sub-Account    Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------------- ----------- -------------- ----------- ------------- -----------
                                        Legg Mason
                                         Variable
                                         Investors                                Growth and     Growth       Mid-Cap
                                        Portfolio I     All Value  Bond-Debenture   Income    Opportunities    Value
                                     ----------------- ----------- -------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total assets....................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
NET ASSETS
Accumulation units..................      $  820       $ 9,327,596  $28,272,905   $24,496,253  $11,304,459  $25,908,785
Contracts in payout (annuitization)
 period.............................          --            13,829       33,410        65,783        1,250      170,170
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total net assets................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................          81           789,639    3,173,354     1,422,237    1,144,303    2,481,347
                                          ======       ===========  ===========   ===========  ===========  ===========
Cost of investments.................      $1,063       $11,986,721  $36,953,752   $39,076,222  $16,664,086  $48,902,669
                                          ======       ===========  ===========   ===========  ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................      $ 8.67       $      9.11  $      8.99   $      7.76  $      8.42  $      7.37
                                          ======       ===========  ===========   ===========  ===========  ===========
    Highest.........................      $ 8.67       $      9.68  $      9.55   $      8.24  $      8.95  $      7.83
                                          ======       ===========  ===========   ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           MFS Variable MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable
                            Insurance    Insurance      Insurance     Insurance    Insurance    Insurance
                              Trust        Trust          Trust         Trust        Trust        Trust
                           Sub-Account  Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                           ------------ ------------ --------------- ------------ ------------ ------------
                                            MFS            MFS         MFS New        MFS      MFS Research
                            MFS Growth  High Income  Investors Trust  Discovery     Research       Bond
                           ------------ ------------ --------------- ------------ ------------ ------------
ASSETS
Investments at fair value.  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ----------    --------     ----------     ----------    --------    ----------
    Total assets..........  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
NET ASSETS
Accumulation units........  $  762,238    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
Contracts in payout
 (annuitization) period...       3,363          --             --             --          --            --
                            ----------    --------     ----------     ----------    --------    ----------
    Total net assets......  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      49,014      72,739        115,354        185,134      46,286       150,947
                            ==========    ========     ==========     ==========    ========    ==========
Cost of investments.......  $1,279,670    $676,983     $2,046,460     $2,642,687    $846,885    $1,746,801
                            ==========    ========     ==========     ==========    ========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.10    $   9.01     $     6.83     $     5.74    $   5.58    $    13.80
                            ==========    ========     ==========     ==========    ========    ==========
    Highest...............  $    10.47    $   9.36     $     8.31     $    11.82    $   7.32    $    14.33
                            ==========    ========     ==========     ==========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                           MFS Variable     Insurance       Insurance       Insurance       Insurance       Insurance
                             Insurance        Trust           Trust           Trust           Trust           Trust
                               Trust     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                           ------------- --------------- --------------- --------------- --------------- ---------------
                                                          MFS Investors      MFS New
                                           MFS Growth         Trust         Discovery     MFS Research    MFS Utilities
                           MFS Utilities (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                           ------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value.   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             --------       --------        --------        --------        --------       ----------
    Total assets..........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
Contracts in payout
 (annuitization) period...         --             --              --              --              --               --
                             --------       --------        --------        --------        --------       ----------
    Total net assets......   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
FUND SHARE
 INFORMATION
Number of shares..........      8,004         23,307          17,558          32,837          12,589           59,960
                             ========       ========        ========        ========        ========       ==========
Cost of investments.......   $199,739       $407,907        $283,407        $429,859        $168,280       $1,322,141
                             ========       ========        ========        ========        ========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $  13.51       $   6.11        $   7.31        $   5.96        $   6.83       $    10.85
                             ========       ========        ========        ========        ========       ==========
    Highest...............   $  14.02       $   9.80        $   9.79        $   8.36        $   9.89       $    15.03
                             ========       ========        ========        ========        ========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable        Variable       Variable       Variable       Variable
                             Investment     Investment      Investment     Investment     Investment     Investment
                               Series         Series          Series         Series         Series         Series
                            Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- --------------- -------------- -------------- -------------- --------------
                                                                                                           Global
                             Aggressive                      Capital        European        Global        Dividend
                               Equity     Dividend Growth Opportunities      Equity       Advantage        Growth
                           -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total assets..........  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
NET ASSETS
Accumulation units........  $ 9,488,156    $169,141,557    $131,126,617   $52,682,121     $5,839,919    $57,214,137
Contracts in payout
 (annuitization) period...       18,555       2,649,432       1,429,498       519,196          1,561        554,204
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total net assets......  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    1,048,149      15,936,084       7,200,224     3,994,093        885,073      7,463,610
                            ===========    ============    ============   ===========     ==========    ===========
Cost of investments.......  $13,727,361    $193,736,499    $225,755,171   $72,091,279     $8,103,679    $94,946,385
                            ===========    ============    ============   ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      5.08    $       7.25    $       4.84   $      7.18     $     5.56    $      8.94
                            ===========    ============    ============   ===========     ==========    ===========
    Highest...............  $      8.06    $      27.69    $      64.95   $     34.32     $     6.65    $     17.84
                            ===========    ============    ============   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Investment     Investment     Investment     Investment     Investment     Investment
                               Series         Series         Series         Series         Series         Series
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           Limited
                             High Yield   Income Builder  Income Plus      Duration     Money Market  S&P 500 Index
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total assets..........  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
NET ASSETS
Accumulation units........  $12,330,218    $14,978,417    $100,300,456   $15,221,277    $105,818,337   $30,645,250
Contracts in payout
 (annuitization) period...      195,837         29,443       1,532,841        35,191       1,530,657       250,549
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total net assets......  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........   14,736,535      1,885,410      10,776,010     1,966,040     107,348,994     3,735,889
                            ===========    ===========    ============   ===========    ============   ===========
Cost of investments.......  $23,980,535    $20,993,964    $113,392,402   $19,101,203    $107,348,994   $39,494,182
                            ===========    ===========    ============   ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      3.81    $     10.17    $      11.26   $      9.10    $      10.51   $      6.11
                            ===========    ===========    ============   ===========    ============   ===========
    Highest...............  $     14.41    $     14.15    $      32.63   $     10.65    $      25.56   $      8.16
                            ===========    ===========    ============   ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley Morgan Stanley     Variable         Variable         Variable         Variable
                              Variable       Variable       Investment       Investment       Investment       Investment
                             Investment     Investment        Series           Series           Series           Series
                               Series         Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            Aggressive        Dividend         Capital          European
                                                              Equity           Growth       Opportunities        Equity
                             Strategist     Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $123,631,772   $64,003,526     $11,423,878      $55,354,181      $44,035,168      $17,254,592
Contracts in payout
 (annuitization) period...     2,394,864     1,174,111              --           52,739           18,843           40,107
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    11,889,305     5,767,932       1,280,704        5,154,132        2,408,639        1,306,246
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $176,108,511   $93,826,456     $14,359,277      $69,034,368      $59,105,626      $23,396,354
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $       9.58   $      7.73     $      4.80      $      6.92      $      4.52      $      6.84
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      40.80   $     28.40     $     10.37      $      9.58      $      9.42      $     12.41
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment       Investment       Investment
                                Series           Series           Series           Series           Series           Series
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Global           Global                                                             Limited
                              Advantage     Dividend Growth     High Yield     Income Builder    Income Plus        Duration
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total assets..........    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units........    $4,423,933      $28,482,492      $12,764,140      $14,444,079      $132,250,499     $61,243,832
Contracts in payout
 (annuitization) period...            --           14,138           10,268           13,909           154,471          65,713
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total net assets......    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares..........       673,354        3,720,187       15,028,715        1,825,504        14,055,729       7,931,377
                              ==========      ===========      ===========      ===========      ============     ===========
Cost of investments.......    $5,469,799      $47,049,098      $17,653,336      $19,757,761      $147,221,335     $77,645,226
                              ==========      ===========      ===========      ===========      ============     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     5.29      $      8.55      $      4.52      $      9.30      $       9.83     $      8.11
                              ==========      ===========      ===========      ===========      ============     ===========
    Highest...............    $    10.92      $     11.32      $     10.69      $     11.14      $      13.16     $      9.71
                              ==========      ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment    Neuberger & Berman  Oppenheimer
                                Series           Series           Series           Series           Advisors        Variable
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)  Management Trust  Account Funds
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
                             Money Market    S&P 500 Index      Strategist       Utilities                         Oppenheimer
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)    AMT Partners      Balanced
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
ASSETS
Investments at fair value.   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ------------     -----------      -----------      -----------         -------        ----------
    Total assets..........   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
NET ASSETS
Accumulation units........   $108,811,712     $71,970,571      $51,248,372      $15,916,093         $31,181        $1,866,739
Contracts in payout
 (annuitization) period...         56,269          11,167           69,596           63,726              --            17,589
                             ------------     -----------      -----------      -----------         -------        ----------
    Total net assets......   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
FUND SHARE
 INFORMATION
Number of shares..........    108,867,981       8,767,569        4,859,656        1,417,908           4,386           222,997
                             ============     ===========      ===========      ===========         =======        ==========
Cost of investments.......   $108,867,981     $89,916,914      $71,544,515      $23,089,863         $68,456        $3,388,007
                             ============     ===========      ===========      ===========         =======        ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $       9.95     $      5.73      $      9.18      $      7.01         $  7.76        $     7.02
                             ============     ===========      ===========      ===========         =======        ==========
    Highest...............   $      11.16     $      9.92      $     12.65      $     14.22         $  8.12        $     8.96
                             ============     ===========      ===========      ===========         =======        ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                             Variable      Variable      Variable      Variable      Variable      Variable
                           Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                            Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- ------------- ------------- ------------- ------------- -------------
                            Oppenheimer                 Oppenheimer                               Oppenheimer
                              Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer   Main Street
                           Appreciation    Core Bond    Securities    High Income   Main Street    Small Cap
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total assets..........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,495,603    $1,741,488
Contracts in payout
 (annuitization) period...          --            --            --            --         2,907            --
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total net assets......  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     175,884       286,736       241,374       206,972       171,601       163,520
                            ==========    ==========    ==========    ==========    ==========    ==========
Cost of investments.......  $6,557,053    $3,094,880    $6,654,954    $1,501,244    $3,432,760    $2,191,313
                            ==========    ==========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.94    $     8.32    $     8.23    $     2.67    $     6.05    $    12.49
                            ==========    ==========    ==========    ==========    ==========    ==========
    Highest...............  $     7.92    $     8.64    $    13.27    $     2.78    $     9.08    $    12.97
                            ==========    ==========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                                           Variable         Variable         Variable        Variable
                            Oppenheimer   Oppenheimer    Account Funds    Account Funds    Account Funds   Account Funds
                             Variable       Variable    (Service Shares  (Service Shares  (Service Shares (Service Shares
                           Account Funds Account Funds      ("SS"))          ("SS"))          ("SS"))         ("SS"))
                            Sub-Account   Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ------------- -------------- --------------- ----------------- --------------- ---------------
                                                                           Oppenheimer                      Oppenheimer
                            Oppenheimer   Oppenheimer     Oppenheimer        Capital        Oppenheimer       Global
                            MidCap Fund  Strategic Bond  Balanced (SS)  Appreciation (SS) Core Bond (SS)  Securities (SS)
                           ------------- -------------- --------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value.  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total assets..........  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
NET ASSETS
Accumulation units........  $  641,388     $3,811,940     $17,326,901      $38,240,408      $32,772,069     $20,633,178
Contracts in payout
 (annuitization) period...          --             --          35,035           72,326           36,625         157,893
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total net assets......  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,289        848,984       2,071,830        1,507,189        5,118,361       1,038,515
                            ==========     ==========     ===========      ===========      ===========     ===========
Cost of investments.......  $1,073,158     $4,173,374     $31,518,196      $54,692,759      $52,933,495     $30,463,562
                            ==========     ==========     ===========      ===========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     2.84     $    12.63     $      8.33      $      7.93      $      6.16     $     12.39
                            ==========     ==========     ===========      ===========      ===========     ===========
    Highest...............  $     7.05     $    14.12     $      9.09      $      8.60      $      6.54     $     13.52
                            ==========     ==========     ===========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                               Variable        Variable        Variable         Variable        Variable
                            Account Funds    Account Funds   Account Funds   Account Funds    Account Funds        PIMCO
                           (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares      Variable
                               ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))      Insurance Trust
                             Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
                                              Oppenheimer     Oppenheimer                      Oppenheimer
                             Oppenheimer         Main         Main Street     Oppenheimer       Strategic       Foreign Bond
                           High Income (SS)   Street (SS)   Small Cap (SS)  MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged)
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
ASSETS
Investments at fair value.   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             -----------      -----------     -----------     -----------     ------------         ------
    Total assets..........   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
NET ASSETS
Accumulation units........   $12,470,091      $61,224,631     $24,794,535     $ 8,817,103     $ 93,086,225         $1,711
Contracts in payout
 (annuitization) period...        70,578           69,086         127,485             268          831,477             --
                             -----------      -----------     -----------     -----------     ------------         ------
    Total net assets......   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
FUND SHARE
 INFORMATION
Number of shares..........     7,937,132        4,250,605       2,364,518         326,207       20,595,987            179
                             ===========      ===========     ===========     ===========     ============         ======
Cost of investments.......   $39,433,977      $85,458,950     $35,966,139     $13,929,455     $105,787,325         $1,802
                             ===========      ===========     ===========     ===========     ============         ======
ACCUMULATION UNIT
 VALUE
    Lowest................   $      2.89      $      9.24     $     11.61     $      7.92     $      11.70         $11.50
                             ===========      ===========     ===========     ===========     ============         ======
    Highest...............   $      3.16      $     10.09     $     12.67     $      8.64     $      12.78         $11.50
                             ===========      ===========     ===========     ===========     ============         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                              Variable        Variable        Variable         Variable         Variable         Variable
                           Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Insurance Trust
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
                                                              PIMCO VIT       PIMCO VIT
                                                              Commodity        Emerging        PIMCO VIT        PIMCO VIT
                                             PIMCO Total     RealReturn      Markets Bond     Real Return      Total Return
                            Money Market       Return         Strategy     (Advisor Shares) (Advisor Shares) (Advisor Shares)
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               -------         ------        ----------       ----------       ----------      -----------
    Total assets..........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
Contracts in payout
 (annuitization) period...          --             --                --               --               --               --
                               -------         ------        ----------       ----------       ----------      -----------
    Total net assets......     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,044            322           287,455           81,419          725,081        2,241,669
                               =======         ======        ==========       ==========       ==========      ===========
Cost of investments.......     $23,044         $3,323        $3,662,495       $1,079,828       $9,002,895      $23,056,542
                               =======         ======        ==========       ==========       ==========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................     $ 10.71         $13.08        $     6.19       $     9.11       $     9.80      $     11.05
                               =======         ======        ==========       ==========       ==========      ===========
    Highest...............     $ 10.71         $13.08        $     6.41       $     9.43       $    10.15      $     11.45
                               =======         ======        ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Putnam         Putnam         Putnam         Putnam
                           Premier VIT  Premier VIT   Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ----------- -------------- -------------- -------------- -------------- --------------
                                                       VT American
                              NACM                      Government     VT Capital     VT Capital    VT Discovery
                            Small Cap  OpCap Balanced     Income      Appreciation  Opportunities      Growth
                           ----------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ------        ------      -----------    -----------     ----------    -----------
    Total assets..........   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
NET ASSETS
Accumulation units........   $1,250        $5,999      $41,169,618    $ 6,477,463     $3,058,994    $ 7,354,431
Contracts in payout
 (annuitization) period...       --            --          451,298         21,086          6,449         28,810
                             ------        ------      -----------    -----------     ----------    -----------
    Total net assets......   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       93         1,020        3,706,226      1,444,122        348,742      2,452,904
                             ======        ======      ===========    ===========     ==========    ===========
Cost of investments.......   $2,534        $9,909      $43,033,139    $11,117,721     $5,214,862    $10,983,389
                             ======        ======      ===========    ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $10.40        $ 7.61      $      7.28    $      5.10     $    10.13    $      3.17
                             ======        ======      ===========    ===========     ==========    ===========
    Highest...............   $10.40        $ 7.61      $     14.39    $      5.70     $    10.95    $      8.65
                             ======        ======      ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                         VT The George        VT
                           VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                               Income         Income       of Boston      Allocation       Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $34,911,883    $20,711,069    $ 75,811,146   $26,782,129    $22,552,089    $182,764,388
Contracts in payout
 (annuitization) period...      168,532        105,266         260,877        27,532         40,716         454,382
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    6,176,129      2,152,672      13,322,596     2,459,602      2,918,967      15,973,738
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $53,210,644    $28,444,882    $138,355,023   $36,696,747    $43,699,661    $348,838,556
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.35    $     10.70    $       7.06   $      7.20    $      3.83    $       6.39
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     10.73    $     11.57    $       8.59   $     10.60    $      6.28    $       9.94
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                            VT
                                                                                             VT       International
                             VT Growth      VT Health                                  International    Growth and
                           Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total assets..........  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
NET ASSETS
Accumulation units........  $ 8,813,553    $33,178,256    $46,067,976    $112,183,446   $139,573,724   $26,161,600
Contracts in payout
 (annuitization) period...       39,641         16,974        103,761         567,770        265,179        43,090
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total net assets......  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,573,603      3,012,271      9,271,433      12,583,841     15,729,910     3,670,125
                            ===========    ===========    ===========    ============   ============   ===========
Cost of investments.......  $16,025,982    $36,018,994    $68,491,820    $155,936,180   $244,100,970   $48,925,397
                            ===========    ===========    ===========    ============   ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      2.75    $      7.89    $      9.41    $       8.07   $       6.30   $      8.02
                            ===========    ===========    ===========    ============   ============   ===========
    Highest...............  $      7.20    $     10.95    $     12.05    $      10.78   $      12.76   $     11.80
                            ===========    ===========    ===========    ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT
                           International
                                New                            VT             VT           VT New
                           Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........  $18,312,566    $57,646,679    $ 7,108,771    $158,996,391   $43,901,353    $ 72,707,867
Contracts in payout
 (annuitization) period...        6,309        135,687          4,057         608,144       118,916          98,638
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    1,576,495      8,302,064        945,855     159,604,535     3,391,392      10,931,908
                            ===========    ===========    ===========    ============   ===========    ============
Cost of investments.......  $23,093,996    $98,985,716    $13,560,120    $159,604,535   $91,497,116    $149,417,560
                            ===========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.31    $      4.09    $      9.91    $       9.86   $      3.15    $       6.11
                            ===========    ===========    ===========    ============   ===========    ============
    Highest...............  $      8.98    $      9.81    $     10.71    $      12.12   $     10.86    $      10.24
                            ===========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                              VT
                              VT OTC &                                    Utilities
                              Emerging                    VT Small Cap    Growth and
                               Growth      VT Research       Value          Income        VT Vista      VT Voyager
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total assets..........  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $11,986,820    $31,523,755    $49,339,421    $25,115,459    $27,798,136    $115,658,520
Contracts in payout
 (annuitization) period...        7,633        118,316        122,167         66,812         92,475         283,384
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets......  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,701,453      3,955,259      5,798,545      1,767,177      3,356,271       5,802,898
                            -----------    -----------    -----------    -----------    -----------    ------------
Cost of investments.......  $27,742,854    $47,909,029    $91,504,392    $26,294,297    $50,316,861    $214,749,075
                            ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      1.39    $      4.95    $      7.99    $      9.70    $      3.46    $       3.75
                            ===========    ===========    ===========    ===========    ===========    ============
    Highest...............  $      3.49    $      9.59    $     15.11    $     18.54    $     10.14    $       9.09
                            ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth       Rydex
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth      Rydex VT
                             Large Cap      Large Cap      Large Cap       Mid Cap       Small Cap      Nasdaq 100
                            Core Equity    Growth Stock   Value Equity   Core Equity    Value Equity  Strategy Fund
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ----------    -----------    -----------     ----------     ----------       -----
    Total assets..........   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
NET ASSETS
Accumulation units........   $1,571,945    $ 6,724,057    $ 7,652,380     $2,586,152     $3,469,869       $ 631
Contracts in payout
 (annuitization) period...           --         53,080        120,602         19,684         21,296          --
                             ----------    -----------    -----------     ----------     ----------       -----
    Total net assets......   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
FUND SHARE
 INFORMATION
Number of shares..........      233,573        748,028        726,447        412,316        627,907          60
                             ==========    ===========    ===========     ==========     ==========       =====
Cost of investments.......   $2,526,912    $11,890,129    $10,096,562     $4,681,207     $7,505,781       $ 862
                             ==========    ===========    ===========     ==========     ==========       =====
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.37    $      5.71    $      8.69     $     6.69     $    11.73       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====
    Highest...............   $     9.64    $     15.34    $     16.34     $    12.77     $    19.87       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal The Universal  The Universal The Universal  The Universal
                           Institutional  Institutional Institutional  Institutional Institutional  Institutional
                            Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.
                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                           -------------- ------------- -------------- ------------- -------------- --------------
                                           Van Kampen
                                            UIF Core      Van Kampen    Van Kampen                  Van Kampen UIF
                           Van Kampen UIF  Plus Fixed    UIF Emerging   UIF Global     Van Kampen   International
                           Capital Growth    Income     Markets Equity Value Equity  UIF High Yield     Magnum
                           -------------- ------------- -------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            -----------    ----------    -----------      -------        ------      -----------
    Total assets..........  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
NET ASSETS
Accumulation units........  $22,550,972    $  993,450    $22,174,670      $26,533        $5,342      $16,808,092
Contracts in payout
 (annuitization) period...       27,152            --         66,993           --            --           89,001
                            -----------    ----------    -----------      -------        ------      -----------
    Total net assets......  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,215,714       100,247      2,903,611        3,931           590        2,463,133
                            ===========    ==========    ===========      =======        ======      ===========
Cost of investments.......  $33,196,499    $1,121,085    $39,324,589      $46,788        $4,379      $28,341,124
                            ===========    ==========    ===========      =======        ======      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.33    $    10.27    $      9.64      $  8.10        $10.60      $      6.89
                            ===========    ==========    ===========      =======        ======      ===========
    Highest...............  $      8.05    $    12.98    $     16.52      $ 10.00        $10.60      $     10.00
                            ===========    ==========    ===========      =======        ======      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                    The Universal The Universal
                           The Universal  The Universal The Universal The Universal Institutional Institutional
                           Institutional  Institutional Institutional Institutional  Funds, Inc.   Funds, Inc.
                            Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   (Class II)     (Class II)
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- ------------- ------------- ------------- ------------- --------------
                                           Van Kampen                                Van Kampen     Van Kampen
                                            UIF U.S.     Van Kampen                 UIF Emerging   UIF Emerging
                           Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen   Markets Debt  Markets Equity
                           Mid Cap Growth     Value      Real Estate    UIF Value    (Class II)     (Class II)
                           -------------- ------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            -----------    -----------   -----------    --------     -----------   -----------
    Total assets..........  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
NET ASSETS
Accumulation units........  $16,003,421    $50,920,765   $20,554,618    $ 85,574     $18,854,103   $12,284,998
Contracts in payout
 (annuitization) period...        6,468         91,121        33,258          --          87,590           906
                            -----------    -----------   -----------    --------     -----------   -----------
    Total net assets......  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,755,575      6,633,535     2,507,659      12,791       2,941,257     1,610,210
                            ===========    ===========   ===========    ========     ===========   ===========
Cost of investments.......  $27,320,493    $92,812,207   $38,133,330    $150,173     $24,803,230   $23,263,941
                            ===========    ===========   ===========    ========     ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.23    $      7.94   $     12.21    $   7.86     $     12.17   $     17.78
                            ===========    ===========   ===========    ========     ===========   ===========
    Highest...............  $     11.28    $     12.67   $     20.57    $  10.40     $     16.19   $     19.16
                            ===========    ===========   ===========    ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal  The Universal The Universal The Universal The Universal
                           Institutional  Institutional  Institutional Institutional Institutional Institutional
                            Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                            Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- -------------- ------------- ------------- ------------- --------------
                                                                        Van Kampen
                             Van Kampen                   Van Kampen     UIF Int'l    Van Kampen   Van Kampen UIF
                           UIF Equity and Van Kampen UIF  UIF Global      Growth      UIF Mid Cap  Small Company
                               Income     Capital Growth   Franchise      Equity        Growth         Growth
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                           -------------- -------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total assets..........  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $47,687,648    $ 7,452,124    $66,774,158   $3,061,925    $27,831,271   $11,583,583
Contracts in payout
 (annuitization) period...      246,484             --        397,868           --         12,012        38,053
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total net assets......  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    4,450,709        740,032      5,692,545      492,271      4,825,526     1,278,508
                            ===========    ===========    ===========   ==========    ===========   ===========
Cost of investments.......  $59,857,658    $10,094,966    $86,809,100   $4,814,794    $50,896,145   $18,303,444
                            ===========    ===========    ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.43    $      7.06    $     10.44   $     5.95    $      6.02   $     10.84
                            ===========    ===========    ===========   ==========    ===========   ===========
    Highest...............  $     11.73    $      8.71    $     13.74   $     6.17    $     12.46   $     11.76
                            ===========    ===========    ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal   Van Kampen   Van Kampen  Van Kampen   Van Kampen
                           Institutional  Institutional      Life         Life        Life         Life
                            Funds, Inc.    Funds, Inc.    Investment   Investment  Investment   Investment
                             (Class II)    (Class II)       Trust         Trust       Trust       Trust
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account Sub-Account Sub-Account
                           -------------- ------------- -------------- ----------- ----------- ------------
                           Van Kampen UIF  Van Kampen
                            U.S. Mid Cap    UIF U.S.
                               Value       Real Estate       LIT           LIT         LIT         LIT
                             (Class II)    (Class II)   Capital Growth  Comstock   Government  Money Market
                           -------------- ------------- -------------- ----------- ----------- ------------
ASSETS
Investments at fair value.  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total assets..........  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
NET ASSETS
Accumulation units........  $40,686,437    $47,320,638   $18,716,143   $38,066,246 $1,172,195   $3,685,021
Contracts in payout
 (annuitization) period...       60,791        218,836        94,114        58,658         --           --
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total net assets......  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
FUND SHARE
 INFORMATION
Number of shares..........    5,333,407      5,840,230     1,100,015     4,621,201    126,314    3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
Cost of investments.......  $78,093,458    $95,613,800   $37,076,901   $56,129,415 $1,164,572   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      8.59    $     12.46   $      2.75   $      8.31 $    11.91   $    11.27
                            ===========    ===========   ===========   =========== ==========   ==========
    Highest...............  $     12.29    $     15.33   $      8.04   $     10.47 $    12.24   $    11.70
                            ===========    ===========   ===========   =========== ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Van Kampen    Van Kampen    Van Kampen   Van Kampen   Van Kampen
                                          Life          Life          Life         Life         Life
                                       Investment    Investment    Investment   Investment   Investment
                                         Trust         Trust         Trust         Trust       Trust
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account
                                     -------------- ------------ -------------- ----------- ------------
                                          LIT                    LIT Growth and LIT Mid Cap     LIT
                                     Capital Growth LIT Comstock     Income       Growth    Money Market
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                     -------------- ------------ -------------- ----------- ------------
ASSETS
Investments at fair value...........  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      -----------   ------------  ------------  ----------- -----------
    Total assets....................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
NET ASSETS
Accumulation units..................  $26,047,607   $149,062,615  $ 84,598,629  $ 9,238,697 $35,230,889
Contracts in payout (annuitization)
 period.............................       57,845        183,075       238,057       11,501          --
                                      -----------   ------------  ------------  ----------- -----------
    Total net assets................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
FUND SHARE INFORMATION
Number of shares....................    1,543,788     18,156,410     6,187,942    4,534,411  35,230,889
                                      ===========   ============  ============  =========== ===========
Cost of investments.................  $38,887,299   $218,898,099  $112,695,232  $19,308,589 $35,230,889
                                      ===========   ============  ============  =========== ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $      4.25   $       7.65  $      10.65  $      7.22 $      9.95
                                      ===========   ============  ============  =========== ===========
    Highest.........................  $      7.78   $      10.44  $      12.71  $     10.10 $     10.69
                                      ===========   ============  ============  =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                  Series       Series      Series      Series      Series      Series
                                                  Trust         Trust       Trust       Trust       Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              -------------- ----------- ----------- ----------- ----------- -----------
                                                   AST                                               AST         AST
                                                 Academic                    AST         AST      Alliance    American
                                                Strategies       AST     Aggressive   Alliance    Bernstein    Century
                                                  Asset       Advanced      Asset     Bernstein   Growth &    Income &
                                              Allocation (a) Strategies  Allocation  Core Value    Income      Growth
                                              -------------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $   110,916   $   41,796   $  1,087    $  2,170    $    827     $   100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (143,316)     (36,883)    (1,926)       (407)       (840)        (60)
    Administrative expense...................       (1,389)        (291)       (20)         (5)         (7)         (2)
                                               -----------   ----------   --------    --------    --------     -------
    Net investment income (loss).............      (33,789)       4,622       (859)      1,758         (20)         38
                                               -----------   ----------   --------    --------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    8,851,993    2,775,749    113,311      52,077      22,836       1,406
    Cost of investments sold.................   11,025,638    3,305,848    154,428      66,667      30,120       1,973
                                               -----------   ----------   --------    --------    --------     -------
       Realized gains (losses) on fund
        shares...............................   (2,173,645)    (530,099)   (41,117)    (14,590)     (7,284)       (567)
Realized gain distributions..................      457,539       53,934     17,785       7,781       5,467          --
                                               -----------   ----------   --------    --------    --------     -------
    Net realized gains (losses)..............   (1,716,106)    (476,165)   (23,332)     (6,809)     (1,817)       (567)
Change in unrealized gains (losses)..........   (1,673,389)    (246,425)   (52,880)    (15,290)    (22,277)     (1,038)
                                               -----------   ----------   --------    --------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (3,389,495)    (722,590)   (76,212)    (22,099)    (24,094)     (1,605)
                                               -----------   ----------   --------    --------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(3,423,284)  $ (717,968)  $(77,071)   $(20,341)   $(24,114)    $(1,567)
                                               ===========   ==========   ========    ========    ========     =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced     Advanced    Advanced
                                                  Series       Series      Series      Series       Series      Series
                                                  Trust         Trust       Trust       Trust        Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Pub-Account  Sub-Account Sub-Account
                                              -------------- ----------- ----------- -----------  ----------- -----------
                                                                                         AST          AST         AST
                                                   AST           AST         AST       Capital        CLS         CLS
                                                 Balanced       Bond        Bond       Growth       Growth     Moderate
                                                  Asset       Portfolio   Portfolio     Asset        Asset       Asset
                                              Allocation (b)  2018 (c)    2019 (c)   Allocation   Allocation  Allocation
                                              -------------- ----------- ----------- -----------  ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    28,787    $     --    $     --   $    61,086   $    154    $       5
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (45,506)     (4,288)       (281)      (98,782)    (1,360)      (2,843)
    Administrative expense...................         (739)       (299)        (23)         (947)        (7)        (112)
                                               -----------    --------    --------   -----------   --------    ---------
    Net investment income (loss).............      (17,458)     (4,587)       (304)      (38,643)    (1,213)      (2,950)
                                               -----------    --------    --------   -----------   --------    ---------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,756,997     950,590     153,632     7,306,421    410,765      474,044
    Cost of investments sold.................    6,825,750     898,076     144,152     9,013,217    493,307      550,020
                                               -----------    --------    --------   -----------   --------    ---------
       Realized gains (losses) on fund
        shares...............................   (1,068,753)     52,514       9,480    (1,706,796)   (82,542)     (75,976)
Realized gain distributions..................      101,932          --          --       401,770        545            5
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized gains (losses)..............     (966,821)     52,514       9,480    (1,305,026)   (81,997)     (75,971)
Change in unrealized gains (losses)..........     (284,136)    165,714       8,867    (1,239,015)     1,729      (35,120)
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized and unrealized gains
     (losses) on investments.................   (1,250,957)    218,228      18,347    (2,544,041)   (80,268)    (111,091)
                                               -----------    --------    --------   -----------   --------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(1,268,415)   $213,641    $ 18,043   $(2,582,684)  $(81,481)   $(114,041)
                                               ===========    ========    ========   ===========   ========    =========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced      Advanced
                                                Series      Series      Series      Series      Series        Series
                                                 Trust       Trust       Trust       Trust       Trust        Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                              ----------- ----------- ----------- ----------- -----------  ------------
                                                                                                               AST
                                                  AST         AST         AST         AST         AST      First Trust
                                                Cohen &      DeAm        DeAm      Federated  First Trust    Capital
                                                Steers     Large-Cap   Small-Cap  Aggressive   Balanced    Appreciation
                                                Realty       Value     Value (d)    Growth      Target        Target
                                              ----------- ----------- ----------- ----------- -----------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  1,332     $   455     $   92      $    --   $    75,514  $   130,874
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (374)       (192)       (22)        (189)      (61,105)    (184,031)
    Administrative expense...................        (5)         (3)        --           (3)         (376)      (1,463)
                                               --------     -------     ------      -------   -----------  -----------
    Net investment income (loss).............       953         260         70         (192)       14,033      (54,620)
                                               --------     -------     ------      -------   -----------  -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,253       4,028      6,587        5,827     6,085,491   16,807,785
    Cost of investments sold.................     6,731       6,192      6,698        9,588     7,327,589   20,350,671
                                               --------     -------     ------      -------   -----------  -----------
       Realized gains (losses) on fund
        shares...............................      (478)     (2,164)      (111)      (3,761)   (1,242,098)  (3,542,886)
Realized gain distributions..................    15,221       2,878         --        3,681        63,573      136,772
                                               --------     -------     ------      -------   -----------  -----------
    Net realized gains (losses)..............    14,743         714       (111)         (80)   (1,178,525)  (3,406,114)
Change in unrealized gains (losses)..........   (30,489)     (9,151)        (9)      (8,055)     (357,780)  (2,330,234)
                                               --------     -------     ------      -------   -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.................   (15,746)     (8,437)      (120)      (8,135)   (1,536,305)  (5,736,348)
                                               --------     -------     ------      -------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(14,793)    $(8,177)    $  (50)     $(8,327)  $(1,522,272) $(5,790,968)
                                               ========     =======     ======      =======   ===========  ===========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                Advanced     Advanced     Advanced    Advanced    Advanced    Advanced
                                                 Series       Series       Series      Series      Series      Series
                                                  Trust        Trust       Trust        Trust       Trust       Trust
                                               Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST          AST       Goldman      Goldman     Goldman
                                                  Focus       Global       Sachs        Sachs       Sachs
                                                Four Plus      Real     Concentrated   Mid-Cap    Small-Cap      AST
                                              Portfolio (e) Estate (e)     Growth      Growth       Value    High Yield
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    --        $--       $    109    $     --      $  --      $ 1,952
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............        (24)        --           (496)       (577)        (5)        (238)
    Administrative expense...................         (2)        --             (7)        (10)        (1)          (8)
                                                 -------        ---       --------    --------      -----      -------
    Net investment income (loss).............        (26)        --           (394)       (587)        (6)       1,706
                                                 -------        ---       --------    --------      -----      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     10,802         --         57,159      13,417          6        5,687
    Cost of investments sold.................     12,273         --         60,419      18,370          8        7,472
                                                 -------        ---       --------    --------      -----      -------
       Realized gains (losses) on fund
        shares...............................     (1,471)        --         (3,260)     (4,953)        (2)      (1,785)
Realized gain distributions..................         --         --             --      10,188         --           --
                                                 -------        ---       --------    --------      -----      -------
    Net realized gains (losses)..............     (1,471)        --         (3,260)      5,235         (2)      (1,785)
Change in unrealized gains (losses)..........        422         23        (13,435)    (30,214)      (699)      (8,111)
                                                 -------        ---       --------    --------      -----      -------
    Net realized and unrealized gains
     (losses) on investments.................     (1,049)        23        (16,695)    (24,979)      (701)      (9,896)
                                                 -------        ---       --------    --------      -----      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(1,075)       $23       $(17,089)   $(25,566)     $(707)     $(8,190)
                                                 =======        ===       ========    ========      =====      =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced     Advanced      Advanced     Advanced      Advanced
                                                Series      Series       Series        Series       Series        Series
                                                 Trust       Trust        Trust         Trust        Trust         Trust
                                              Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                Horizon     Horizon                                   AST           AST
                                                Growth     Moderate        AST           AST      Investment     JPMorgan
                                                 Asset       Asset    International International    Grade     International
                                              Allocation  Allocation     Growth         Value      Bond (c)       Equity
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $     28    $     24     $    801      $  3,575    $        --    $  2,400
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (373)     (1,354)        (794)       (1,323)       (44,768)     (1,161)
    Administrative expense...................       (18)        (47)         (13)          (17)        (3,312)        (11)
                                               --------    --------     --------      --------    -----------    --------
    Net investment income (loss).............      (363)     (1,377)          (6)        2,235        (48,080)      1,228
                                               --------    --------     --------      --------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   124,429     366,053       17,927        98,581     11,208,107      50,997
    Cost of investments sold.................   140,842     412,695       24,978       118,212     11,027,469      58,051
                                               --------    --------     --------      --------    -----------    --------
       Realized gains (losses) on fund
        shares...............................   (16,413)    (46,642)      (7,051)      (19,631)       180,638      (7,054)
Realized gain distributions..................        20          11       10,195        10,876             --          --
                                               --------    --------     --------      --------    -----------    --------
    Net realized gains (losses)..............   (16,393)    (46,631)       3,144        (8,755)       180,638      (7,054)
Change in unrealized gains (losses)..........       669      (2,810)     (45,166)      (50,170)       972,934     (29,682)
                                               --------    --------     --------      --------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................   (15,724)    (49,441)     (42,022)      (58,925)     1,153,572     (36,736)
                                               --------    --------     --------      --------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(16,087)   $(50,818)    $(42,028)     $(56,690)   $ 1,105,492    $(35,508)
                                               ========    ========     ========      ========    ===========    ========

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     Lord Abbett   Marsico       AST         AST         AST
                                               Large-Cap     Bond-      Capital   MFS Global      MFS       Mid-Cap
                                                 Value     Debenture    Growth      Equity      Growth       Value
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    816    $  2,947    $    242    $  1,067     $    32     $   322
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (298)       (329)       (634)       (889)       (133)       (192)
    Administrative expense...................        (1)         (7)        (11)        (19)         (3)         (2)
                                               --------    --------    --------    --------     -------     -------
    Net investment income (loss).............       517       2,611        (403)        159        (104)        128
                                               --------    --------    --------    --------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    44,559      10,094      23,354      24,510       5,032      30,840
    Cost of investments sold.................    54,806      13,152      25,352      31,740       7,531      35,651
                                               --------    --------    --------    --------     -------     -------
       Realized gains (losses) on fund
        shares...............................   (10,247)     (3,058)     (1,998)     (7,230)     (2,499)     (4,811)
Realized gain distributions..................     3,033       1,253       2,563      20,694          --       1,314
                                               --------    --------    --------    --------     -------     -------
    Net realized gains (losses)..............    (7,214)     (1,805)        565      13,464      (2,499)     (3,497)
Change in unrealized gains (losses)..........    (5,081)    (11,406)    (27,879)    (43,137)     (3,291)     (3,430)
                                               --------    --------    --------    --------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (12,295)    (13,211)    (27,314)    (29,673)     (5,790)     (6,927)
                                               --------    --------    --------    --------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,778)   $(10,600)   $(27,717)   $(29,514)    $(5,894)    $(6,799)
                                               ========    ========    ========    ========     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           Neuberger      AST         AST       Niemann       AST
                                                           Berman /    Neuberger   Neuberger    Capital   Parametric
                                                  AST         LSV       Berman      Berman      Growth     Emerging
                                                 Money      Mid-Cap     Mid-Cap    Small-Cap     Asset      Markets
                                                Market     Value (f)    Growth      Growth    Allocation  Equity (e)
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  6,278    $    601    $     --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (3,547)       (392)       (364)        (70)       (469)        (13)
    Administrative expense...................      (284)         (6)         (6)         (1)        (22)         (1)
                                               --------    --------    --------     -------    --------     -------
    Net investment income (loss).............     2,447         203        (370)        (71)       (491)        (14)
                                               --------    --------    --------     -------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   528,701       7,360       6,089       3,082     121,179          14
    Cost of investments sold.................   528,701       9,380       8,594       3,113     133,119          20
                                               --------    --------    --------     -------    --------     -------
       Realized gains (losses) on fund
        shares...............................        --      (2,020)     (2,505)        (31)    (11,940)         (6)
Realized gain distributions..................        --       2,528          --          --          --          --
                                               --------    --------    --------     -------    --------     -------
    Net realized gains (losses)..............        --         508      (2,505)        (31)    (11,940)         (6)
Change in unrealized gains (losses)..........        --     (18,744)    (13,468)     (2,245)       (261)     (2,001)
                                               --------    --------    --------     -------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --     (18,236)    (15,973)     (2,276)    (12,201)     (2,007)
                                               --------    --------    --------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  2,447    $(18,033)   $(16,343)    $(2,347)   $(12,692)    $(2,021)
                                               ========    ========    ========     =======    ========     =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced     Advanced    Advanced      Advanced     Advanced
                                            Series       Series       Series      Series        Series       Series
                                             Trust       Trust        Trust        Trust        Trust         Trust
                                          Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                          ----------- ------------ ------------ ----------- -------------- -----------
                                              AST                                                AST
                                             PIMCO        AST          AST          AST       Schroders
                                            Limited      PIMCO     Preservation   QMA US     Multi-Asset       AST
                                           Maturity   Total Return    Asset       Equity        World       Small-Cap
                                             Bond         Bond      Allocation   Alpha (g)  Strategies (h)   Growth
                                          ----------- ------------ ------------ ----------- -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $ 3,988     $  5,970    $   24,688   $  2,421     $   4,786      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,088)      (2,242)      (41,317)      (937)       (4,298)         (35)
    Administrative expense...............       (47)         (45)         (913)       (16)          (57)          --
                                            -------     --------    ----------   --------     ---------      -------
    Net investment income (loss).........     2,853        3,683       (17,542)     1,468           431          (35)
                                            -------     --------    ----------   --------     ---------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    20,279       63,688     3,052,653     59,047       515,916        6,532
    Cost of investments sold.............    20,516       64,865     3,484,995     67,761       619,024        7,567
                                            -------     --------    ----------   --------     ---------      -------
       Realized gains (losses) on
        fund shares......................      (237)      (1,177)     (432,342)    (8,714)     (103,108)      (1,035)
Realized gain distributions..............        --          868        97,657         --        24,397           --
                                            -------     --------    ----------   --------     ---------      -------
    Net realized gains (losses)..........      (237)        (309)     (334,685)    (8,714)      (78,711)      (1,035)
Change in unrealized gains (losses)......    (6,259)     (11,705)     (332,203)   (28,090)       (4,800)         (13)
                                            -------     --------    ----------   --------     ---------      -------
    Net realized and unrealized gains
     (losses) on investments.............    (6,496)     (12,014)     (666,888)   (36,804)      (83,511)      (1,048)
                                            -------     --------    ----------   --------     ---------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $(3,643)    $ (8,331)   $ (684,430)  $(35,336)    $ (83,080)     $(1,083)
                                            =======     ========    ==========   ========     =========      =======

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced      Advanced      Advanced      Advanced     Advanced
                                            Series       Series        Series        Series        Series       Series
                                             Trust        Trust         Trust         Trust         Trust        Trust
                                          Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. Rowe Price      AST      T. Rowe Price T. Rowe Price     AST
                                           Small-Cap      Asset     T. Rowe Price   Large-Cap      Natural    UBS Dynamic
                                             Value     Allocation    Global Bond     Growth       Resources      Alpha
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    456    $   104,342     $ 2,565      $     88      $    584    $    7,100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (555)       (94,091)       (557)         (483)       (1,268)      (40,149)
    Administrative expense...............        (6)          (788)        (14)           (6)          (18)         (423)
                                           --------    -----------     -------      --------      --------    ----------
    Net investment income (loss).........      (105)         9,463       1,994          (401)         (702)      (33,472)
                                           --------    -----------     -------      --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    22,205      7,261,054      35,938        52,979        20,564     4,655,227
    Cost of investments sold.............    28,687      8,680,596      38,855        57,769        25,995     5,200,134
                                           --------    -----------     -------      --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (6,482)    (1,419,542)     (2,917)       (4,790)       (5,431)     (544,907)
Realized gain distributions..............     4,380        216,172       1,581            --         9,029        97,635
                                           --------    -----------     -------      --------      --------    ----------
    Net realized gains (losses)..........    (2,102)    (1,203,370)     (1,336)       (4,790)        3,598      (447,272)
Change in unrealized gains
 (losses)................................    (9,676)      (553,539)     (4,614)      (10,603)      (70,061)     (126,446)
                                           --------    -----------     -------      --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   (11,778)    (1,756,909)     (5,950)      (15,393)      (66,463)     (573,718)
                                           --------    -----------     -------      --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(11,883)   $(1,747,446)    $(3,956)     $(15,794)     $(67,165)   $ (607,190)
                                           ========    ===========     =======      ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Franklin
                                           Templeton
                                            Variable     AIM Variable  AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                           Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Products Trust     Funds         Funds         Funds         Funds         Funds
                                          Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         -------------- -------------- ------------  ------------  ------------  ------------
                                            Franklin
                                           Templeton
                                          VIP Founding                                AIM V. I.     AIM V. I.
                                             Funds        AIM V. I.     AIM V. I.      Capital       Capital      AIM V. I.
                                         Allocation (i) Basic Balanced Basic Value   Appreciation  Development   Core Equity
                                         -------------- -------------- ------------  ------------  ------------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   35,937    $  1,182,697  $    130,046  $         --  $         --  $  3,008,675
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........      (12,939)       (343,967)     (202,609)   (1,509,351)     (183,325)   (1,899,466)
    Administrative expense..............         (288)        (52,528)      (30,094)     (211,604)      (26,633)     (270,514)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net investment income
     (loss).............................       22,710         786,202      (102,657)   (1,720,955)     (209,958)      838,695
                                           ----------    ------------  ------------  ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,685,143      10,119,075     5,871,142    29,990,858     4,479,569    42,557,074
    Cost of investments sold............    3,115,025      11,447,230     6,318,203    31,937,326     4,232,950    40,179,344
                                           ----------    ------------  ------------  ------------  ------------  ------------
       Realized gains (losses) on
        fund shares.....................     (429,882)     (1,328,155)     (447,061)   (1,946,468)      246,619     2,377,730
Realized gain distributions.............       34,738              --     2,813,185            --     1,743,486            --
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized gains (losses).........     (395,144)     (1,328,155)    2,366,124    (1,946,468)    1,990,105     2,377,730
Change in unrealized gains
 (losses)...............................     (158,649)    (12,431,727)  (13,115,524)  (60,709,415)  (10,700,350)  (55,044,098)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments........................     (553,793)    (13,759,882)  (10,749,400)  (62,655,883)   (8,710,245)  (52,666,368)
                                           ----------    ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (531,083)   $(12,973,680) $(10,852,057) $(64,376,838) $ (8,920,203) $(51,827,673)
                                           ==========    ============  ============  ============  ============  ============

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              AIM          AIM         AIM           AIM          AIM          AIM
                                           Variable     Variable    Variable      Variable     Variable     Variable
                                           Insurance    Insurance   Insurance     Insurance    Insurance    Insurance
                                             Funds        Funds       Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                          -----------  ----------- -----------  ------------- -----------  -----------
                                           AIM V. I.    AIM V. I.                 AIM V. I.    AIM V. I.    AIM V. I.
                                          Diversified  Government   AIM V. I.   International  Large Cap     Mid Cap
                                            Income     Securities  High Yield      Growth       Growth     Core Equity
                                          -----------  ----------- -----------  ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,184,961  $  824,690  $   716,964  $    209,915  $     1,390  $   269,138
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (179,836)   (283,521)     (99,851)     (522,487)    (162,174)    (235,291)
    Administrative expense...............     (25,181)    (46,626)     (14,855)      (65,192)     (24,060)     (35,334)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net investment income (loss).........     979,944     494,543      602,258      (377,764)    (184,844)      (1,487)
                                          -----------  ----------  -----------  ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   5,801,077   7,353,975    2,799,293    12,334,822    4,548,271    6,681,640
    Cost of investments sold.............   7,223,411   7,007,783    3,360,648     9,218,419    4,425,469    6,411,839
                                          -----------  ----------  -----------  ------------  -----------  -----------
       Realized gains (losses) on
        fund shares......................  (1,422,334)    346,192     (561,355)    3,116,403      122,802      269,801
Realized gain distributions..............          --          --           --       507,601           --    1,957,252
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized gains (losses)..........  (1,422,334)    346,192     (561,355)    3,624,004      122,802    2,227,053
Change in unrealized gains (losses)......  (2,134,406)  1,496,249   (2,318,399)  (24,566,029)  (6,243,875)  (8,150,080)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............  (3,556,740)  1,842,441   (2,879,754)  (20,942,025)  (6,121,073)  (5,923,027)
                                          -----------  ----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(2,576,796) $2,336,984  $(2,277,496) $(21,319,789) $(6,305,917) $(5,924,514)
                                          ===========  ==========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 AIM Variable  AIM Variable   AIM Variable
                                          AIM Variable AIM Variable AIM Variable  Insurance     Insurance       Insurance
                                           Insurance    Insurance    Insurance      Funds         Funds           Funds
                                             Funds        Funds        Funds      Series II     Series II       Series II
                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account
                                          ------------ ------------ ------------ ------------ -------------- ---------------
                                                                                  AIM V. I.                     AIM V. I.
                                           AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital
                                          Money Market  Technology   Utilities   Balanced II  Basic Value II Appreciation II
                                          ------------ ------------ ------------ ------------ -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   464,806  $        --  $   270,619   $  55,743    $     68,501    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (276,062)     (40,084)    (133,802)    (18,781)       (195,869)       (75,199)
    Administrative expense...............     (41,925)      (6,367)     (18,789)     (3,152)        (42,721)       (16,695)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net investment income (loss).........     146,819      (46,451)     118,028      33,810        (170,089)       (91,894)
                                          -----------  -----------  -----------   ---------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  15,999,110    1,223,091    3,290,403     286,780       2,806,211      1,308,042
    Cost of investments sold.............  15,999,110    1,173,971    2,686,274     271,890       3,192,493      1,187,855
                                          -----------  -----------  -----------   ---------    ------------    -----------
       Realized gains (losses) on
        fund shares......................          --       49,120      604,129      14,890        (386,282)       120,187
Realized gain distributions..............          --           --      994,338          --       2,664,339             --
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized gains (losses)..........          --       49,120    1,598,467      14,890       2,278,057        120,187
Change in unrealized gains (losses)......          --   (1,872,573)  (5,924,660)   (682,242)    (11,711,986)    (3,138,788)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized and unrealized gains
     (losses) on investments.............          --   (1,823,453)  (4,326,193)   (667,352)     (9,433,929)    (3,018,601)
                                          -----------  -----------  -----------   ---------    ------------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $   146,819  $(1,869,904) $(4,208,165)  $(633,542)   $ (9,604,018)   $(3,110,495)
                                          ===========  ===========  ===========   =========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable
                                        Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds         Funds         Funds         Funds         Funds
                                        Series II      Series II     Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      -------------- -------------- ------------ ------------- ------------- -------------
                                        AIM V. I.                    AIM V. I.     AIM V. I.                   AIM V. I.
                                         Capital       AIM V. I.    Diversified   Government     AIM V. I.   International
                                      Development II Core Equity II  Income II   Securities II High Yield II   Growth II
                                      -------------- -------------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $      --     $    66,330    $  39,057     $ 80,954      $  48,275     $   4,764
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (7,143)        (50,776)      (5,739)     (30,537)        (7,002)      (14,926)
    Administrative expense...........      (1,280)        (11,908)      (1,084)      (6,611)          (980)       (2,529)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net investment income
     (loss)..........................      (8,423)          3,646       32,234       43,806         40,293       (12,691)
                                        ---------     -----------    ---------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      98,710         812,420      138,457      292,073        240,808       390,499
    Cost of investments sold.........      93,128         761,620      166,616      288,056        275,234       290,457
                                        ---------     -----------    ---------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............       5,582          50,800      (28,159)       4,017        (34,426)      100,042
Realized gain distributions..........      68,812              --           --           --             --        13,850
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized gains (losses)......      74,394          50,800      (28,159)       4,017        (34,426)      113,892
Change in unrealized gains
 (losses)............................    (389,265)     (1,336,017)     (80,713)     154,448       (167,357)     (681,650)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (314,871)     (1,285,217)    (108,872)     158,465       (201,783)     (567,758)
                                        ---------     -----------    ---------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(323,294)    $(1,281,571)   $ (76,638)    $202,271      $(161,490)    $(580,449)
                                        =========     ===========    =========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Alliance
                                         AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein
                                          Insurance     Insurance     Insurance     Insurance    Insurance     Variable
                                            Funds         Funds         Funds         Funds        Funds        Product
                                          Series II     Series II     Series II     Series II    Series II    Series Fund
                                         Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         ------------ -------------- ------------ ------------- ------------ ------------
                                          AIM V. I.     AIM V. I.     AIM V. I.                                Alliance
                                          Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.     Bernstein
                                          Growth II   Core Equity II  Market II   Technology II Utilities II  VPS Growth
                                         ------------ -------------- ------------ ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $      --    $    65,793     $ 38,175     $     --     $  19,372   $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,144)       (74,260)     (27,424)      (1,043)       (9,953)      (545,161)
    Administrative expense..............     (1,710)       (14,957)      (4,016)        (181)       (1,538)      (101,262)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net investment income (loss)........    (12,854)       (23,424)       6,735       (1,224)        7,881       (646,423)
                                          ---------    -----------     --------     --------     ---------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    147,608      1,444,961      529,894       33,361       203,432     12,173,880
    Cost of investments sold............    138,485      1,413,754      529,894       35,019       177,871     11,994,146
                                          ---------    -----------     --------     --------     ---------   ------------
       Realized gains (losses) on
        fund shares.....................      9,123         31,207           --       (1,658)       25,561        179,734
Realized gain distributions.............         --        582,390           --           --        80,902             --
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized gains (losses).........      9,123        613,597           --       (1,658)      106,463        179,734
Change in unrealized gains
 (losses)...............................   (400,710)    (2,323,511)          --      (43,739)     (421,041)   (20,707,289)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................   (391,587)    (1,709,914)          --      (45,397)     (314,578)   (20,527,555)
                                          ---------    -----------     --------     --------     ---------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(404,441)   $(1,733,338)    $  6,735     $(46,621)    $(306,697)  $(21,173,978)
                                          =========    ===========     ========     ========     =========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                            Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                            Variable      Variable      Variable      Variable      Variable      Variable
                                             Product       Product       Product       Product       Product       Product
                                           Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                            Alliance      Alliance      Alliance      Alliance      Alliance
                                          Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance
                                            Growth &    International   Large Cap     Small/Mid      Utility    Bernstein VPS
                                             Income         Value        Growth       Cap Value      Income         Value
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $  2,092,373  $    289,633  $         --  $    156,245   $   183,679   $    63,508
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........   (1,630,015)     (441,884)     (401,545)     (470,749)      (96,912)      (39,844)
    Administrative expense...............     (282,008)      (85,123)      (73,870)     (101,051)      (20,540)       (7,802)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net investment income (loss).........      180,350      (237,374)     (475,415)     (415,555)       66,227        15,862
                                          ------------  ------------  ------------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   34,576,928     7,008,300     8,247,764    10,787,671     2,429,752       683,850
    Cost of investments sold.............   39,539,386     8,135,953     8,320,009    11,717,424     2,646,823       883,417
                                          ------------  ------------  ------------  ------------   -----------   -----------
       Realized gains (losses) on
        fund shares......................   (4,962,458)   (1,127,653)      (72,245)     (929,753)     (217,071)     (199,567)
Realized gain distributions..............   21,588,965     2,072,118            --     3,679,915       834,035       161,918
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized gains (losses)..........   16,626,507       944,465       (72,245)    2,750,162       616,964       (37,649)
Change in unrealized gains (losses)......  (77,351,929)  (22,997,660)  (13,611,973)  (15,783,343)   (3,657,462)   (1,449,111)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............  (60,725,422)  (22,053,195)  (13,684,218)  (13,033,181)   (3,040,498)   (1,486,760)
                                          ------------  ------------  ------------  ------------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(60,545,072) $(22,290,569) $(14,159,633) $(13,448,736)  $(2,974,271)  $(1,470,898)
                                          ============  ============  ============  ============   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                           Dreyfus
                                            American      Socially                   Dreyfus      Dreyfus
                                             Century     Responsible                 Variable     Variable       DWS
                                            Variable       Growth    Dreyfus Stock  Investment   Investment   Variable
                                         Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund      Series I
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         --------------- ----------- ------------- ------------ ------------ -----------
                                                           Dreyfus
                                            American      Socially
                                             Century     Responsible Dreyfus Stock VIF Growth &     VIF          DWS
                                           VP Balanced   Growth Fund  Index Fund      Income    Money Market Bond VIP A
                                         --------------- ----------- ------------- ------------ ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $   551      $    989     $  18,248    $   1,110    $   25,993   $  37,016
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (280)         (996)      (11,760)      (1,981)      (14,851)     (2,598)
    Administrative expense..............         (32)          (96)       (1,436)        (280)       (2,692)     (1,953)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net investment income (loss)........         239          (103)        5,052       (1,151)        8,450      32,465
                                             -------      --------     ---------    ---------    ----------   ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................       1,020       123,363       378,578       25,305     2,040,852     239,220
    Cost of investments sold............       1,307       110,903       320,035       25,416     2,040,852     253,456
                                             -------      --------     ---------    ---------    ----------   ---------
       Realized gains (losses) on
        fund shares.....................        (287)       12,460        58,543         (111)           --     (14,236)
Realized gain distributions.............       1,596            --            --       20,930            --          --
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized gains (losses).........       1,309        12,460        58,543       20,819            --     (14,236)
Change in unrealized gains
 (losses)...............................      (6,640)      (28,794)     (448,429)    (104,057)           --    (126,016)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized and unrealized
     gains (losses) on
     investments........................      (5,331)      (16,334)     (389,886)     (83,238)           --    (140,252)
                                             -------      --------     ---------    ---------    ----------   ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................     $(5,092)     $(16,437)    $(384,834)   $ (84,389)   $    8,450   $(107,787)
                                             =======      ========     =========    =========    ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             DWS           DWS          DWS           DWS          DWS         DWS
                                           Variable     Variable      Variable     Variable     Variable     Variable
                                           Series I     Series I      Series I     Series I     Series II   Series II
                                         Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account
                                         ------------ ------------- ------------ ------------- ----------- ------------
                                                           DWS
                                             DWS         Global         DWS           DWS          DWS         DWS
                                           Capital    Opportunities  Growth and  International  Balanced   Money Market
                                         Growth VIP A     VIP A     Income VIP A     VIP A      VIP A II     VIP A II
                                         ------------ ------------- ------------ ------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  15,567    $     3,647   $  10,731     $  10,279    $  69,553    $ 25,805
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (5,977)        (5,404)     (2,155)       (2,858)      (7,210)     (3,801)
    Administrative expense..............     (4,555)        (4,130)     (1,639)       (2,180)      (5,478)     (2,888)
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net investment income (loss)........      5,035         (5,887)      6,937         5,241       56,865      19,116
                                          ---------    -----------   ---------     ---------    ---------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    237,463        179,652      10,525       147,533      191,365     284,460
    Cost of investments sold............    229,848        190,166      12,723       157,965      213,219     284,460
                                          ---------    -----------   ---------     ---------    ---------    --------
       Realized gains (losses) on
        fund shares.....................      7,615        (10,514)     (2,198)      (10,432)     (21,854)         --
Realized gain distributions.............         --        233,139     126,480       133,672           --          --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized gains (losses).........      7,615        222,625     124,282       123,240      (21,854)         --
Change in unrealized gains
 (losses)...............................   (563,985)    (1,027,131)   (376,024)     (547,080)    (592,176)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (556,370)      (804,506)   (251,742)     (423,840)    (614,030)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(551,335)   $  (810,393)  $(244,805)    $(418,599)   $(557,165)   $ 19,116
                                          =========    ===========   =========     =========    =========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                  Fidelity      Fidelity      Fidelity      Fidelity
                                          DWS       Federated     Variable      Variable      Variable      Variable
                                       Variable     Insurance     Insurance     Insurance     Insurance     Insurance
                                       Series II     Series     Products Fund Products Fund Products Fund Products Fund
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      ----------- ------------- ------------- ------------- ------------- -------------
                                          DWS
                                       Small Cap    Federated
                                        Growth        Prime          VIP           VIP                         VIP
                                       VIP A II   Money Fund II  Contrafund   Equity-Income  VIP Growth    High Income
                                      ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $      --   $  237,254    $    93,570   $   36,291    $    41,879   $  142,720
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,668)    (117,157)      (123,534)     (20,593)       (65,942)     (22,276)
    Administrative expense...........     (1,269)     (15,328)       (15,094)      (2,920)        (8,471)      (2,575)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net investment income
     (loss)..........................     (2,937)     104,769        (45,058)      12,778        (32,534)     117,869
                                       ---------   ----------    -----------   ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     26,225    5,198,522      2,915,612      969,728      1,369,527      867,911
    Cost of investments sold.........     39,100    5,198,522      3,391,200    1,123,168      1,452,086    1,029,144
                                       ---------   ----------    -----------   ----------    -----------   ----------
       Realized gains (losses)
        on fund shares...............    (12,875)          --       (475,588)    (153,440)       (82,559)    (161,233)
Realized gain distributions..........         --           --        322,449        2,041             --           --
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized gains
     (losses)........................    (12,875)          --       (153,139)    (151,399)       (82,559)    (161,233)
Change in unrealized gains
 (losses)............................   (245,822)          --     (5,299,776)    (757,711)    (3,143,691)    (458,096)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (258,697)          --     (5,452,915)    (909,110)    (3,226,250)    (619,329)
                                       ---------   ----------    -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(261,634)  $  104,769    $(5,497,973)  $ (896,332)   $(3,258,784)  $ (501,460)
                                       =========   ==========    ===========   ==========    ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity
                                        Fidelity      Fidelity      Fidelity        Variable          Variable
                                        Variable      Variable      Variable        Insurance         Insurance
                                        Insurance     Insurance     Insurance     Products Fund     Products Fund
                                      Products Fund Products Fund Products Fund (Service Class 2) (Service Class 2)
                                       Sub-Account   Sub-Account   Sub-Account     Sub-Account       Sub-Account
                                      ------------- ------------- ------------- ----------------- -----------------
                                                         VIP                        VIP Asset            VIP
                                                     Investment        VIP       Manager Growth      Contrafund
                                      VIP Index 500  Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                                      ------------- ------------- ------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   141,412   $  136,628    $    56,014      $    928        $    719,873
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (86,613)     (36,911)       (29,872)         (720)         (1,235,995)
    Administrative expense...........      (10,314)      (3,803)        (3,292)          (58)           (221,729)
                                       -----------   ----------    -----------      --------        ------------
    Net investment income
     (loss)..........................       44,485       95,914         22,850           150            (737,851)
                                       -----------   ----------    -----------      --------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,222,334    1,291,352      1,151,044         3,087          17,424,450
    Cost of investments sold.........    2,168,353    1,353,674      1,181,957         3,502          25,105,494
                                       -----------   ----------    -----------      --------        ------------
       Realized gains (losses)
        on fund shares...............       53,981      (62,322)       (30,913)         (415)         (7,681,044)
Realized gain distributions..........       84,946        2,653        349,653            43           2,648,926
                                       -----------   ----------    -----------      --------        ------------
    Net realized gains
     (losses)........................      138,927      (59,669)       318,740          (372)         (5,032,118)
Change in unrealized gains
 (losses)............................   (3,403,803)    (180,369)    (1,691,054)      (24,019)        (43,134,239)
                                       -----------   ----------    -----------      --------        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,264,876)    (240,038)    (1,372,314)      (24,391)        (48,166,357)
                                       -----------   ----------    -----------      --------        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(3,220,391)  $ (144,124)   $(1,349,464)     $(24,241)       $(48,904,208)
                                       ===========   ==========    ===========      ========        ============

                                          Fidelity
                                          Variable
                                          Insurance
                                        Products Fund
                                      (Service Class 2)
                                         Sub-Account
                                      -----------------
                                             VIP
                                        Equity-Income
                                      (Service Class 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    39,287
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (32,291)
    Administrative expense...........         (4,000)
                                         -----------
    Net investment income
     (loss)..........................          2,996
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,359,185
    Cost of investments sold.........      1,551,921
                                         -----------
       Realized gains (losses)
        on fund shares...............       (192,736)
Realized gain distributions..........          2,971
                                         -----------
    Net realized gains
     (losses)........................       (189,765)
Change in unrealized gains
 (losses)............................       (981,386)
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (1,171,151)
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(1,168,155)
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                         VIP Freedom           VIP
                                   VIP Freedom       VIP Freedom       VIP Freedom         Income           Growth &
                                 2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio          Income
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   281,018       $   168,621       $    56,585       $   94,661        $   118,492
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (113,975)          (89,058)          (35,525)         (42,947)          (171,786)
    Administrative
     expense...................        (20,912)          (15,765)           (5,425)          (7,042)           (33,213)
                                   -----------       -----------       -----------       ----------        -----------
    Net investment income
     (loss)....................        146,131            63,798            15,635           44,672            (86,507)
                                   -----------       -----------       -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      2,736,898         2,551,999           481,104        1,533,647          2,330,673
    Cost of investments
     sold......................      3,105,756         3,087,212           601,526        1,640,295          2,723,773
                                   -----------       -----------       -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................       (368,858)         (535,213)         (120,422)        (106,648)          (393,100)
Realized gain distributions....        362,899           356,430           199,895           51,025          1,341,003
                                   -----------       -----------       -----------       ----------        -----------
    Net realized gains
     (losses)..................         (5,959)         (178,783)           79,473          (55,623)           947,903
Change in unrealized gains
 (losses)......................     (2,842,962)       (2,617,372)       (1,292,595)        (366,694)        (7,235,910)
                                   -----------       -----------       -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (2,848,921)       (2,796,155)       (1,213,122)        (422,317)        (6,288,007)
                                   -----------       -----------       -----------       ----------        -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(2,702,790)      $(2,732,357)      $(1,197,487)      $ (377,645)       $(6,374,514)
                                   ===========       ===========       ===========       ==========        ===========

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------


                                   VIP Growth
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $   3,288
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................        (8,921)
    Administrative
     expense...................        (1,035)
                                    ---------
    Net investment income
     (loss)....................        (6,668)
                                    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       283,367
    Cost of investments
     sold......................       275,440
                                    ---------
       Realized gains
        (losses) on fund
        shares.................         7,927
Realized gain distributions....            --
                                    ---------
    Net realized gains
     (losses)..................         7,927
Change in unrealized gains
 (losses)......................      (379,655)
                                    ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (371,728)
                                    ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(378,396)
                                    =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP            VIP High                         VIP Investment
                                  Growth Stock         Income         VIP Index 500      Grade Bond        VIP MidCap
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $      --        $   730,401       $   163,481         $   705        $     61,523
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (21,313)          (128,781)         (100,895)           (208)           (351,483)
    Administrative
     expense...................        (4,128)           (24,431)          (16,615)            (15)            (63,412)
                                    ---------        -----------       -----------         -------        ------------
    Net investment income
     (loss)....................       (25,441)           577,189            45,971             482            (353,372)
                                    ---------        -----------       -----------         -------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       512,418          3,288,080         1,628,410          10,003           7,349,543
    Cost of investments
     sold......................       656,773          3,720,694         1,830,932          10,872           9,209,402
                                    ---------        -----------       -----------         -------        ------------
       Realized gains
        (losses) on fund
        shares.................      (144,355)          (432,614)         (202,522)           (869)         (1,859,859)
Realized gain distributions....            --                 --            83,136              14           4,515,394
                                    ---------        -----------       -----------         -------        ------------
    Net realized gains
     (losses)..................      (144,355)          (432,614)         (119,386)           (855)          2,655,535
Change in unrealized gains
 (losses)......................      (797,283)        (2,600,104)       (3,322,645)           (211)        (14,348,074)
                                    ---------        -----------       -----------         -------        ------------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (941,638)        (3,032,718)       (3,442,031)         (1,066)        (11,692,539)
                                    ---------        -----------       -----------         -------        ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(967,079)       $(2,455,529)      $(3,396,060)        $  (584)       $(12,045,911)
                                    =========        ===========       ===========         =======        ============

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------
                                    VIP Money
                                     Market
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   396,205
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (204,935)
    Administrative
     expense...................        (50,870)
                                   -----------
    Net investment income
     (loss)....................        140,400
                                   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     12,855,416
    Cost of investments
     sold......................     12,855,416
                                   -----------
       Realized gains
        (losses) on fund
        shares.................             --
Realized gain distributions....             --
                                   -----------
    Net realized gains
     (losses)..................             --
Change in unrealized gains
 (losses)......................             --
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............             --
                                   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $   140,400
                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Fidelity         Franklin       Franklin        Franklin         Franklin
                                          Variable        Templeton      Templeton        Templeton       Templeton
                                          Insurance        Variable       Variable        Variable         Variable
                                        Products Fund     Insurance      Insurance        Insurance       Insurance
                                      (Service Class 2) Products Trust Products Trust  Products Trust   Products Trust
                                         Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                      ----------------- -------------- -------------- ----------------- --------------
                                                           Franklin       Franklin
                                                           Flex Cap      Growth and                        Franklin
                                        VIP Overseas        Growth         Income       Franklin High       Income
                                      (Service Class 2)   Securities     Securities   Income Securities   Securities
                                      ----------------- -------------- -------------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $   5,324      $     5,515    $  1,995,468     $   968,048     $ 14,038,354
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (2,774)         (66,840)       (832,897)       (135,798)      (3,541,387)
    Administrative expense...........          (274)         (12,740)       (157,721)        (26,641)        (582,065)
                                          ---------      -----------    ------------     -----------     ------------
    Net investment income
     (loss)..........................         2,276          (74,065)      1,004,850         805,609        9,914,902
                                          ---------      -----------    ------------     -----------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        30,213        1,084,264      15,645,220       3,069,401       75,862,756
    Cost of investments sold.........        40,443        1,067,067      19,586,660       3,415,161       84,680,484
                                          ---------      -----------    ------------     -----------     ------------
       Realized gains (losses)
        on fund shares...............       (10,230)          17,197      (3,941,440)       (345,760)      (8,817,728)
Realized gain distributions..........        16,982               --       5,522,951              --        5,878,179
                                          ---------      -----------    ------------     -----------     ------------
    Net realized gains
     (losses)........................         6,752           17,197       1,581,511        (345,760)      (2,939,549)
Change in unrealized gains
 (losses)............................      (128,206)      (1,936,776)    (29,021,121)     (3,012,907)     (94,024,615)
                                          ---------      -----------    ------------     -----------     ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (121,454)      (1,919,579)    (27,439,610)     (3,358,667)     (96,964,164)
                                          ---------      -----------    ------------     -----------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $(119,178)     $(1,993,644)   $(26,434,760)    $(2,553,058)    $(87,049,262)
                                          =========      ===========    ============     ===========     ============

                                         Franklin
                                        Templeton
                                         Variable
                                        Insurance
                                      Products Trust
                                       Sub-Account
                                      --------------
                                         Franklin
                                        Large Cap
                                          Growth
                                        Securities
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    835,399
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (868,127)
    Administrative expense...........      (148,991)
                                       ------------
    Net investment income
     (loss)..........................      (181,719)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,235,232
    Cost of investments sold.........    14,265,981
                                       ------------
       Realized gains (losses)
        on fund shares...............    (2,030,749)
Realized gain distributions..........     4,295,764
                                       ------------
    Net realized gains
     (losses)........................     2,265,015
Change in unrealized gains
 (losses)............................   (29,065,414)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (26,800,399)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(26,982,118)
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Franklin       Franklin       Franklin       Franklin       Franklin
                                            Templeton      Templeton      Templeton      Templeton      Templeton
                                             Variable       Variable       Variable       Variable       Variable
                                            Insurance      Insurance      Insurance      Insurance      Insurance
                                          Products Trust Products Trust Products Trust Products Trust Products Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------
                                                            Franklin
                                             Franklin        Small
                                            Small Cap       Mid-Cap                        Mutual
                                              Value          Growth     Franklin U.S.    Discovery    Mutual Shares
                                            Securities     Securities     Government     Securities     Securities
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    600,318   $        --    $ 1,750,433    $    638,827   $  4,866,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (704,793)      (35,036)      (497,450)       (397,425)    (2,305,215)
    Administrative expense...............      (128,388)       (6,861)       (89,792)        (68,588)      (400,334)
                                           ------------   -----------    -----------    ------------   ------------
    Net investment income (loss).........      (232,863)      (41,897)     1,163,191         172,814      2,160,602
                                           ------------   -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    15,405,226       607,043     15,176,621       7,691,150     49,264,228
    Cost of investments sold.............    16,159,452       522,753     15,122,502       8,241,376     52,813,515
                                           ------------   -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................      (754,226)       84,290         54,119        (550,226)    (3,549,287)
Realized gain distributions..............     4,157,698       321,419             --       1,196,812      6,921,296
                                           ------------   -----------    -----------    ------------   ------------
    Net realized gains (losses)..........     3,403,472       405,709         54,119         646,586      3,372,009
Change in unrealized gains (losses)......   (22,391,996)   (1,742,072)     1,022,427     (10,712,026)   (81,144,632)
                                           ------------   -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (18,988,524)   (1,336,363)     1,076,546     (10,065,440)   (77,772,623)
                                           ------------   -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(19,221,387)  $(1,378,260)   $ 2,239,737    $ (9,892,626)  $(75,612,021)
                                           ============   ===========    ===========    ============   ============

                                             Franklin
                                            Templeton
                                             Variable
                                            Insurance
                                          Products Trust
                                           Sub-Account
                                          --------------

                                            Templeton
                                            Developing
                                             Markets
                                            Securities
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    968,197
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (501,872)
    Administrative expense...............       (87,178)
                                           ------------
    Net investment income (loss).........       379,147
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    12,753,410
    Cost of investments sold.............    13,252,409
                                           ------------
       Realized gains (losses) on
        fund shares......................      (498,999)
Realized gain distributions..............     7,257,312
                                           ------------
    Net realized gains (losses)..........     6,758,313
Change in unrealized gains (losses)......   (31,906,724)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (25,148,411)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(24,769,264)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Franklin       Franklin       Franklin
                                        Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs Goldman Sachs
                                         Variable       Variable       Variable       Variable      Variable      Variable
                                        Insurance      Insurance      Insurance      Insurance      Insurance     Insurance
                                      Products Trust Products Trust Products Trust     Trust          Trust         Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      -------------- -------------- -------------- -------------- ------------- -------------
                                        Templeton      Templeton      Templeton                        VIT
                                         Foreign     Global Income      Growth          VIT        Growth and        VIT
                                        Securities     Securities     Securities   Capital Growth    Income     Mid Cap Value
                                      -------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   4,284,206    $  128,390    $    43,306      $     40     $   134,033   $    65,900
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,464,596)      (44,872)       (31,264)         (384)       (105,279)      (95,013)
    Administrative expense...........      (427,863)       (8,044)        (3,644)          (78)        (20,708)      (18,748)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net investment income
     (loss)..........................     1,391,747        75,474          8,398          (422)          8,046       (47,861)
                                      -------------    ----------    -----------      --------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    50,449,940     1,658,359      1,127,013         3,069       2,395,448     1,803,539
    Cost of investments sold.........    52,058,181     1,470,411      1,191,070         3,107       2,969,426     2,387,041
                                      -------------    ----------    -----------      --------     -----------   -----------
       Realized gains (losses)
        on fund shares...............    (1,608,241)      187,948        (64,057)          (38)       (573,978)     (583,502)
Realized gain distributions..........    17,534,116            --        170,651            --             664        11,800
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized gains (losses)......    15,925,875       187,948        106,594           (38)       (573,314)     (571,702)
Change in unrealized gains
 (losses)............................  (107,344,430)     (138,186)    (1,396,365)      (15,510)     (2,479,967)   (2,329,918)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (91,418,555)       49,762     (1,289,771)      (15,548)     (3,053,281)   (2,901,620)
                                      -------------    ----------    -----------      --------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ (90,026,808)   $  125,236    $(1,281,373)     $(15,970)    $(3,045,235)  $(2,949,481)
                                      =============    ==========    ===========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable                      Janus            Janus
                                        Insurance     Insurance     Insurance      Janus       Aspen Series     Aspen Series
                                          Trust         Trust         Trust     Aspen Series (Service Shares) (Service Shares)
                                       Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account      Sub-Account
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
                                           VIT           VIT                                                   International
                                        Strategic    Structured        VIT                    Foreign Stock        Growth
                                      International   Small Cap    Structured      Forty         (Service         (Service
                                         Equity        Equity      U.S. Equity   Portfolio   Shares) (j)(al)  Shares) (k)(al)
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   110     $    90,063   $   171,136    $     26       $  1,613         $    444
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......        (47)       (209,633)     (156,678)       (276)          (233)            (344)
    Administrative expense...........         (4)        (38,583)      (30,007)        (20)           (17)             (25)
                                         -------     -----------   -----------    --------       --------         --------
    Net investment income
     (loss)..........................         59        (158,153)      (15,549)       (270)         1,363               75
                                         -------     -----------   -----------    --------       --------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,398       4,161,821     2,338,552         883         51,334              355
    Cost of investments sold.........      1,465       6,430,882     3,009,022         647         34,942              571
                                         -------     -----------   -----------    --------       --------         --------
       Realized gains (losses)
        on fund shares...............        (67)     (2,269,061)     (670,470)        236         16,392             (216)
Realized gain distributions..........        214          22,726        96,008          --            564            6,415
                                         -------     -----------   -----------    --------       --------         --------
    Net realized gains (losses)......        147      (2,246,335)     (574,462)        236         16,956            6,199
Change in unrealized gains
 (losses)............................     (2,842)     (3,528,223)   (4,454,161)    (10,286)       (21,539)         (33,557)
                                         -------     -----------   -----------    --------       --------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,695)     (5,774,558)   (5,028,623)    (10,050)        (4,583)         (27,358)
                                         -------     -----------   -----------    --------       --------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,636)    $(5,932,711)  $(5,044,172)   $(10,320)      $ (3,220)        $(27,283)
                                         =======     ===========   ===========    ========       ========         ========

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Lazard      Legg Mason       Legg Mason
                                       Retirement  Variable Income Partners Variable Lord Abbett   Lord Abbett    Lord Abbett
                                      Series, Inc.      Trust      Portfolios I, Inc Series Fund   Series Fund    Series Fund
                                      Sub-Account    Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                      ------------ --------------- ----------------- -----------  -------------- ------------
                                                     Legg Mason       Legg Mason
                                        Emerging      Variable         Variable
                                        Markets      Fundamental       Investors                                  Growth and
                                         Equity    Value Portfolio    Portfolio I     All Value   Bond-Debenture    Income
                                      ------------ --------------- ----------------- -----------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     27       $    22          $    16      $    62,796   $ 2,276,872   $    502,276
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (188)          (71)             (89)        (173,863)     (504,217)      (499,456)
    Administrative expense...........        (13)           (5)              (6)         (31,141)      (87,407)       (85,085)
                                        --------       -------          -------      -----------   -----------   ------------
    Net investment income
     (loss)..........................       (174)          (54)             (79)        (142,208)    1,685,248        (82,265)
                                        --------       -------          -------      -----------   -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     17,568         5,909            7,574        3,407,742    10,783,572     12,346,932
    Cost of investments sold.........     11,356         7,376            7,269        3,490,454    12,145,015     15,067,020
                                        --------       -------          -------      -----------   -----------   ------------
       Realized gains (losses)
        on fund shares...............      6,212        (1,467)             305          (82,712)   (1,361,443)    (2,720,088)
Realized gain distributions..........        693             5              243           71,923        86,491        117,587
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized gains (losses)......      6,905        (1,462)             548          (10,789)   (1,274,952)    (2,602,501)
Change in unrealized gains
 (losses)............................    (10,004)          256           (2,273)      (4,042,712)   (7,763,417)   (14,090,240)
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (3,099)       (1,206)          (1,725)      (4,053,501)   (9,038,369)   (16,692,741)
                                        --------       -------          -------      -----------   -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ (3,273)      $(1,260)         $(1,804)     $(4,195,709)  $(7,353,121)  $(16,775,006)
                                        ========       =======          =======      ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                      MFS Variable  MFS Variable  MFS Variable   MFS Variable
                                          Lord Abbett   Lord Abbett    Insurance     Insurance      Insurance     Insurance
                                          Series Fund   Series Fund      Trust         Trust          Trust         Trust
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                         ------------- ------------  -------------- ------------ --------------- ------------
                                            Growth        Mid-Cap                       MFS            MFS         MFS New
                                         Opportunities     Value     MFS Growth (l) High Income  Investors Trust  Discovery
                                         ------------- ------------  -------------- ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $    465,119    $   3,015     $  58,633     $    21,043   $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (230,332)     (529,271)     (15,104)       (7,286)        (29,383)      (27,299)
    Administrative expense..............      (40,676)      (89,912)      (2,287)         (841)         (3,627)       (2,948)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net investment income
     (loss).............................     (271,008)     (154,064)     (14,376)       50,506         (11,967)      (30,247)
                                          -----------  ------------    ---------     ---------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    4,536,822    10,965,262      444,994       164,200         610,608       645,539
    Cost of investments sold............    5,032,675    15,135,273      517,581       193,222         547,120       733,715
                                          -----------  ------------    ---------     ---------     -----------   -----------
       Realized gains (losses) on
        fund shares.....................     (495,853)   (4,170,011)     (72,587)      (29,022)         63,488       (88,176)
Realized gain distributions.............      222,740     1,554,233           --            --         173,747       471,814
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized gains (losses).........     (273,113)   (2,615,778)     (72,587)      (29,022)        237,235       383,638
Change in unrealized gains
 (losses)...............................   (7,299,204)  (16,379,315)    (443,070)     (218,880)     (1,171,223)   (1,439,246)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (7,572,317)  (18,995,093)    (515,657)     (247,902)       (933,988)   (1,055,608)
                                          -----------  ------------    ---------     ---------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(7,843,325) $(19,149,157)   $(530,033)    $(197,396)    $  (945,955)  $(1,085,855)
                                          ===========  ============    =========     =========     ===========   ===========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 MFS Variable      MFS Variable    MFS Variable
                                      MFS Variable MFS Variable MFS Variable       Insurance         Insurance       Insurance
                                       Insurance    Insurance     Insurance          Trust             Trust           Trust
                                         Trust        Trust         Trust       (Service Class)   (Service Class) (Service Class)
                                      Sub-Account  Sub-Account   Sub-Account      Sub-Account       Sub-Account     Sub-Account
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
                                                                                                   MFS Investors      MFS New
                                          MFS      MFS Research                   MFS Growth           Trust         Discovery
                                        Research       Bond     MFS Utilities (Service Class) (m) (Service Class) (Service Class)
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   4,821    $  60,813     $   3,410        $      --         $   2,827       $      --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (11,199)     (23,211)       (3,235)          (7,112)           (6,802)         (6,130)
    Administrative expense...........     (2,139)      (2,492)         (423)            (886)             (858)           (669)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net investment income
     (loss)..........................     (8,517)      35,110          (248)          (7,998)           (4,833)         (6,799)
                                       ---------    ---------     ---------        ---------         ---------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    211,453      585,819       190,356          130,652           252,638         268,595
    Cost of investments sold.........    224,889      604,147       190,286          110,652           216,770         280,861
                                       ---------    ---------     ---------        ---------         ---------       ---------
       Realized gains (losses)
        on fund shares...............    (13,436)     (18,328)           70           20,000            35,868         (12,266)
Realized gain distributions..........         --           --        35,298               --            37,952          94,759
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized gains (losses)......    (13,436)     (18,328)       35,368           20,000            73,820          82,493
Change in unrealized gains
 (losses)............................   (368,756)     (87,144)     (163,150)        (239,257)         (246,968)       (303,824)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (382,192)    (105,472)     (127,782)        (219,257)         (173,148)       (221,331)
                                       ---------    ---------     ---------        ---------         ---------       ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(390,709)   $ (70,362)    $(128,030)       $(227,255)        $(177,981)      $(228,130)
                                       =========    =========     =========        =========         =========       =========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Insurance       Insurance       Variable       Variable        Variable
                                           Trust           Trust        Investment     Investment      Investment
                                      (Service Class) (Service Class)     Series         Series          Series
                                        Sub-Account     Sub-Account    Sub-Account    Sub-Account      Sub-Account
                                      --------------- --------------- -------------- -------------- -----------------
                                       MFS Research    MFS Utilities    Aggressive      Dividend         Capital
                                      (Service Class) (Service Class)     Equity         Growth     Opportunities (n)
                                      --------------- --------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $     990      $    21,459    $     37,960  $   1,256,906    $     601,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (4,382)         (22,697)       (233,127)    (3,272,491)      (2,979,085)
    Administrative expense...........         (523)          (2,332)        (27,562)      (327,917)        (295,174)
                                         ---------      -----------    ------------  -------------    -------------
    Net investment income
     (loss)..........................       (3,915)          (3,570)       (222,729)    (2,343,502)      (2,672,522)
                                         ---------      -----------    ------------  -------------    -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      173,714          309,689       4,947,933     62,679,147       51,776,647
    Cost of investments sold.........      135,524          230,989       4,359,538     53,282,823       55,722,105
                                         ---------      -----------    ------------  -------------    -------------
       Realized gains (losses)
        on fund shares...............       38,190           78,700         588,395      9,396,324       (3,945,458)
Realized gain distributions..........           --          261,233              --             --               --
                                         ---------      -----------    ------------  -------------    -------------
    Net realized gains
     (losses)........................       38,190          339,933         588,395      9,396,324       (3,945,458)
Change in unrealized gains
 (losses)............................     (160,313)      (1,053,569)    (10,603,671)  (119,866,802)    (127,134,589)
                                         ---------      -----------    ------------  -------------    -------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (122,123)        (713,636)    (10,015,276)  (110,470,478)    (131,080,047)
                                         ---------      -----------    ------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(126,038)     $  (717,206)   $(10,238,005) $(112,813,980)   $(133,752,569)
                                         =========      ===========    ============  =============    =============

                                      Morgan Stanley
                                         Variable
                                        Investment
                                          Series
                                       Sub-Account
                                      --------------
                                         European
                                        Equity (o)
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,232,409
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (1,079,631)
    Administrative expense...........      (108,274)
                                       ------------
    Net investment income
     (loss)..........................     1,044,504
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    20,225,276
    Cost of investments sold.........    17,371,060
                                       ------------
       Realized gains (losses)
        on fund shares...............     2,854,216
Realized gain distributions..........    15,441,720
                                       ------------
    Net realized gains
     (losses)........................    18,295,936
Change in unrealized gains
 (losses)............................   (65,197,374)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (46,901,438)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(45,856,934)
                                       ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Variable       Variable       Variable       Variable       Variable        Variable
                                        Investment     Investment     Investment     Investment     Investment      Investment
                                          Series         Series         Series         Series         Series          Series
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- --------------- --------------
                                                         Global
                                          Global        Dividend                                                     Limited
                                        Advantage        Growth       High Yield   Income Builder Income Plus (p)    Duration
                                      -------------- -------------- -------------- -------------- --------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   104,188    $  2,650,425   $   414,581    $   164,399    $  2,444,867    $   378,536
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (122,324)     (1,162,603)     (214,672)      (264,415)     (1,577,816)      (257,303)
    Administrative expense...........      (13,676)       (117,918)      (21,401)       (29,391)       (156,669)       (29,659)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net investment income
     (loss)..........................      (31,812)      1,369,904       178,508       (129,407)        710,382         91,574
                                       -----------    ------------   -----------    -----------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,502,378      23,667,895     4,239,249      5,837,878      33,822,151      7,600,829
    Cost of investments sold.........    2,424,786      25,443,466     7,016,602      6,280,179      36,125,857      9,074,615
                                       -----------    ------------   -----------    -----------    ------------    -----------
       Realized gains (losses)
        on fund shares...............       77,592      (1,775,571)   (2,777,353)      (442,301)     (2,303,706)    (1,473,786)
Realized gain distributions..........           --      18,497,046            --      3,209,653              --             --
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized gains (losses)......       77,592      16,721,475    (2,777,353)     2,767,352      (2,303,706)    (1,473,786)
Change in unrealized gains
 (losses)............................   (5,285,454)    (64,782,183)   (1,680,026)    (8,837,682)    (11,825,608)    (2,284,250)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (5,207,862)    (48,060,708)   (4,457,379)    (6,070,330)    (14,129,314)    (3,758,036)
                                       -----------    ------------   -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(5,239,674)   $(46,690,804)  $(4,278,871)   $(6,199,737)   $(13,418,932)   $(3,666,462)
                                       ===========    ============   ===========    ===========    ============    ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                   Morgan Stanley
                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable
                                         Variable       Variable       Variable       Variable       Investment
                                        Investment     Investment     Investment     Investment        Series
                                          Series         Series         Series         Series     (Class Y Shares)
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                      -------------- -------------- -------------- -------------- ----------------
                                                                                                     Aggressive
                                                                                                       Equity
                                       Money Market  S&P 500 Index    Strategist     Utilities    (Class Y Shares)
                                      -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,564,248    $  1,126,382   $  1,271,082   $    596,633    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,348,871)       (601,460)    (2,098,189)    (1,202,615)       (301,127)
    Administrative expense...........     (140,969)        (68,682)      (208,987)      (116,610)        (56,859)
                                       -----------    ------------   ------------   ------------    ------------
    Net investment income
     (loss)..........................    1,074,408         456,240     (1,036,094)      (722,592)       (357,986)
                                       -----------    ------------   ------------   ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   33,955,489      12,186,015     36,912,903     22,800,506       5,425,670
    Cost of investments sold.........   33,955,489      11,511,650     41,721,435     23,534,771       4,068,562
                                       -----------    ------------   ------------   ------------    ------------
       Realized gains (losses)
        on fund shares...............           --         674,365     (4,808,532)      (734,265)      1,357,108
Realized gain distributions..........           --              --     16,528,351     18,521,470              --
                                       -----------    ------------   ------------   ------------    ------------
    Net realized gains
     (losses)........................           --         674,365     11,719,819     17,787,205       1,357,108
Change in unrealized gains
 (losses)............................           --     (21,459,640)   (56,472,529)   (54,762,839)    (13,183,905)
                                       -----------    ------------   ------------   ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................           --     (20,785,275)   (44,752,710)   (36,975,634)    (11,826,797)
                                       -----------    ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,074,408    $(20,329,035)  $(45,788,804)  $(37,698,226)   $(12,184,783)
                                       ===========    ============   ============   ============    ============

                                       Morgan Stanley
                                          Variable
                                         Investment
                                           Series
                                      (Class Y Shares)
                                        Sub-Account
                                      ----------------
                                          Dividend
                                           Growth
                                      (Class Y Shares)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    345,429
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,198,018)
    Administrative expense...........       (237,907)
                                        ------------
    Net investment income
     (loss)..........................     (1,090,496)
                                        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     19,331,885
    Cost of investments sold.........     17,987,771
                                        ------------
       Realized gains (losses)
        on fund shares...............      1,344,114
Realized gain distributions..........             --
                                        ------------
    Net realized gains
     (losses)........................      1,344,114
Change in unrealized gains
 (losses)............................    (36,801,617)
                                        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (35,457,503)
                                        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(36,547,999)
                                        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                   Morgan Stanley       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley
                                      Variable             Variable           Variable         Variable         Variable
                                     Investment           Investment         Investment       Investment       Investment
                                       Series               Series             Series           Series           Series
                                  (Class Y Shares)     (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    Sub-Account          Sub-Account        Sub-Account      Sub-Account      Sub-Account
                                -------------------- -------------------- ---------------- ---------------- ----------------
                                      Capital              European            Global           Global
                                   Opportunities            Equity           Advantage     Dividend Growth     High Yield
                                (Class Y Shares) (q) (Class Y Shares) (r) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                -------------------- -------------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    141,631         $    623,666       $    52,440      $  1,164,577     $   442,165
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (1,099,757)            (400,729)         (101,945)         (649,173)       (264,082)
    Administrative
     expense...................         (214,630)             (79,287)          (19,970)         (129,735)        (55,238)
                                    ------------         ------------       -----------      ------------     -----------
    Net investment income
     (loss)....................       (1,172,756)             143,650           (69,475)          385,669         122,845
                                    ------------         ------------       -----------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       20,242,968            7,784,184         2,148,437        12,910,902       5,756,984
    Cost of investments
     sold......................       17,355,179            6,504,016         1,854,341        13,681,060       6,674,276
                                    ------------         ------------       -----------      ------------     -----------
       Realized gains
        (losses) on fund
        shares.................        2,887,789            1,280,168           294,096          (770,158)       (917,292)
Realized gain distributions....               --            5,052,791                --         9,349,457              --
                                    ------------         ------------       -----------      ------------     -----------
    Net realized gains
     (losses)..................        2,887,789            6,332,959           294,096         8,579,299        (917,292)
Change in unrealized gains
 (losses)......................      (45,803,300)         (21,660,306)       (4,248,365)      (32,212,590)     (3,741,513)
                                    ------------         ------------       -----------      ------------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (42,915,511)         (15,327,347)       (3,954,269)      (23,633,291)     (4,658,805)
                                    ------------         ------------       -----------      ------------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(44,088,267)        $(15,183,697)      $(4,023,744)     $(23,247,622)    $(4,535,960)
                                    ============         ============       ===========      ============     ===========

                                 Morgan Stanley
                                    Variable
                                   Investment
                                     Series
                                (Class Y Shares)
                                  Sub-Account
                                ----------------
                                     Income
                                    Builder
                                (Class Y Shares)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   181,320
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (346,889)
    Administrative
     expense...................       (65,206)
                                  -----------
    Net investment income
     (loss)....................      (230,775)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    12,366,305
    Cost of investments
     sold......................    13,178,306
                                  -----------
       Realized gains
        (losses) on fund
        shares.................      (812,001)
Realized gain distributions....     3,809,499
                                  -----------
    Net realized gains
     (losses)..................     2,997,498
Change in unrealized gains
 (losses)......................    (9,926,937)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (6,929,439)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(7,160,214)
                                  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                          Variable           Variable         Variable         Variable         Variable
                                         Investment         Investment       Investment       Investment       Investment
                                           Series             Series           Series           Series           Series
                                      (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                        Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                    -------------------- ---------------- ---------------- ---------------- ----------------
                                                             Limited
                                        Income Plus          Duration       Money Market    S&P 500 Index      Strategist
                                    (Class Y Shares) (s) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    -------------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................     $  3,142,849       $  1,420,456     $ 2,329,197      $  2,228,340     $    492,005
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (2,337,037)        (1,133,858)     (1,507,346)       (1,496,691)      (1,013,886)
    Administrative expense.........         (461,267)          (229,440)       (336,945)         (295,423)        (201,129)
                                        ------------       ------------     -----------      ------------     ------------
    Net investment income
     (loss)........................          344,545             57,158         484,906           436,226         (723,010)
                                        ------------       ------------     -----------      ------------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............       48,395,047         25,197,246      57,131,366        25,400,960       19,295,332
    Cost of investments sold.......       51,705,751         30,198,400      57,131,366        23,035,883       21,954,151
                                        ------------       ------------     -----------      ------------     ------------
       Realized gains
        (losses) on fund
        shares.....................       (3,310,704)        (5,001,154)             --         2,365,077       (2,658,819)
Realized gain distributions........               --                 --              --                --        6,961,527
                                        ------------       ------------     -----------      ------------     ------------
    Net realized gains
     (losses)......................       (3,310,704)        (5,001,154)             --         2,365,077        4,302,708
Change in unrealized gains
 (losses)..........................      (15,792,304)       (10,074,222)             --       (50,385,982)     (23,089,046)
                                        ------------       ------------     -----------      ------------     ------------
    Net realized and unrealized
     gains (losses) on
     investments...................      (19,103,008)       (15,075,376)             --       (48,020,905)     (18,786,338)
                                        ------------       ------------     -----------      ------------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................     $(18,758,463)      $(15,018,218)    $   484,906      $(47,584,679)    $(19,509,348)
                                        ============       ============     ===========      ============     ============

                                     Morgan Stanley
                                        Variable
                                       Investment
                                         Series
                                    (Class Y Shares)
                                      Sub-Account
                                    ----------------

                                       Utilities
                                    (Class Y Shares)
                                    ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................   $    130,581
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (334,903)
    Administrative expense.........        (60,484)
                                      ------------
    Net investment income
     (loss)........................       (264,806)
                                      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............      6,798,854
    Cost of investments sold.......      7,073,837
                                      ------------
       Realized gains
        (losses) on fund
        shares.....................       (274,983)
Realized gain distributions........      4,573,679
                                      ------------
    Net realized gains
     (losses)......................      4,298,696
Change in unrealized gains
 (losses)..........................    (13,515,252)
                                      ------------
    Net realized and unrealized
     gains (losses) on
     investments...................     (9,216,556)
                                      ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................   $ (9,481,362)
                                      ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Neuberger & Neuberger &
                                            Berman       Berman
                                           Advisors     Advisors    Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                          Management   Management    Variable      Variable      Variable      Variable
                                             Trust       Trust     Account Funds Account Funds Account Funds Account Funds
                                          Sub-Account Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ----------- ------------ ------------- ------------- ------------- -------------
                                                                                  Oppenheimer                 Oppenheimer
                                           AMT Mid-                 Oppenheimer     Capital     Oppenheimer     Global
                                          Cap Growth  AMT Partners   Balanced    Appreciation    Core Bond    Securities
                                          ----------- ------------ ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   --      $    288    $   135,973   $    12,535   $   162,156   $   135,974
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (42)         (936)       (52,771)     (100,642)      (38,790)      (98,438)
    Administrative expense...............       (4)         (182)        (6,507)      (11,973)       (4,218)      (11,570)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net investment income (loss).........      (46)         (830)        76,695      (100,080)      119,148        25,966
                                            ------      --------    -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    5,344        50,117      2,362,235     2,701,591     1,182,464     3,083,746
    Cost of investments sold.............    5,344        49,585      2,814,478     2,648,033     1,377,239     2,936,867
                                            ------      --------    -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares......................       --           532       (452,243)       53,558      (194,775)      146,879
Realized gain distributions..............       --         9,097        327,953            --            --       597,455
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized gains (losses)..........       --         9,629       (124,290)       53,558      (194,775)      744,334
Change in unrealized gains (losses)......     (941)      (48,884)    (1,827,635)   (4,400,287)   (1,265,389)   (4,733,021)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............     (941)      (39,255)    (1,951,925)   (4,346,729)   (1,460,164)   (3,988,687)
                                            ------      --------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (987)     $(40,085)   $(1,875,230)  $(4,446,809)  $(1,341,016)  $(3,962,721)
                                            ======      ========    ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                                                                                Variable
                                       Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer    Account Funds
                                        Variable      Variable      Variable      Variable       Variable    (Service Shares
                                      Account Funds Account Funds Account Funds Account Funds Account Funds      ("SS"))
                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                      ------------- ------------- ------------- ------------- -------------- ---------------
                                                                   Oppenheimer
                                       Oppenheimer   Oppenheimer   Main Street   Oppenheimer   Oppenheimer     Oppenheimer
                                       High Income   Main Street  Small Cap (t)  MidCap Fund  Strategic Bond  Balanced (SS)
                                      ------------- ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    98,017   $    72,490   $    15,663    $      --    $   326,077    $    805,872
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (14,978)      (55,276)      (34,113)     (16,176)       (75,048)       (400,910)
    Administrative expense...........       (1,625)       (7,776)       (3,397)      (2,305)       (10,792)        (75,744)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net investment income
     (loss)..........................       81,414         9,438       (21,847)     (18,481)       240,237         329,218
                                       -----------   -----------   -----------    ---------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      315,886     1,793,247     1,159,473      614,250      2,793,564      10,150,633
    Cost of investments sold.........      487,278     1,783,748     1,022,320      642,257      2,689,269      12,496,892
                                       -----------   -----------   -----------    ---------    -----------    ------------
       Realized gains (losses)
        on fund shares...............     (171,392)        9,499       137,153      (28,007)       104,295      (2,346,259)
Realized gain distributions..........           --       314,974       173,923           --         75,349       2,166,687
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized gains (losses)......     (171,392)      324,473       311,076      (28,007)       179,644        (179,572)
Change in unrealized gains
 (losses)............................   (1,090,604)   (2,330,029)   (1,569,204)    (687,041)    (1,239,638)    (15,311,712)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,261,996)   (2,005,556)   (1,258,128)    (715,048)    (1,059,994)    (15,491,284)
                                       -----------   -----------   -----------    ---------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,180,582)  $(1,996,118)  $(1,279,975)   $(733,529)   $  (819,757)   $(15,162,066)
                                       ===========   ===========   ===========    =========    ===========    ============

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                                          Variable         Variable        Variable         Variable        Variable
                                        Account Funds    Account Funds   Account Funds   Account Funds    Account Funds
                                       (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares
                                           ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                         Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                      ----------------- --------------- --------------- ---------------- ---------------

                                         Oppenheimer                      Oppenheimer                      Oppenheimer
                                           Capital        Oppenheimer       Global        Oppenheimer         Main
                                      Appreciation (SS) Core Bond (SS)  Securities (SS) High Income (SS)   Street (SS)
                                      ----------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $         --     $  2,260,653    $    441,617     $  2,011,904    $  1,122,735
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (834,846)        (655,875)       (437,405)        (366,831)     (1,184,235)
    Administrative expense...........       (151,713)        (108,861)        (84,442)         (68,242)       (218,808)
                                        ------------     ------------    ------------     ------------    ------------
    Net investment income
     (loss)..........................       (986,559)       1,495,917         (80,230)       1,576,831        (280,308)
                                        ------------     ------------    ------------     ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     16,315,127       12,096,679      10,132,421        8,484,203      18,592,970
    Cost of investments sold.........     16,298,402       13,776,107      10,858,305       11,119,663      19,549,013
                                        ------------     ------------    ------------     ------------    ------------
       Realized gains (losses)
        on fund shares...............         16,725       (1,679,428)       (725,884)      (2,635,460)       (956,043)
Realized gain distributions..........             --               --       2,368,070               --       5,901,331
                                        ------------     ------------    ------------     ------------    ------------
    Net realized gains
     (losses)........................         16,725       (1,679,428)      1,642,186       (2,635,460)      4,945,288
Change in unrealized gains
 (losses)............................    (33,884,527)     (20,831,196)    (18,182,167)     (25,237,720)    (46,211,775)
                                        ------------     ------------    ------------     ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (33,867,802)     (22,510,624)    (16,539,981)     (27,873,180)    (41,266,487)
                                        ------------     ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(34,854,361)    $(21,014,707)   $(16,620,211)    $(26,296,349)   $(41,546,795)
                                        ============     ============    ============     ============    ============

                                        Oppenheimer
                                         Variable
                                       Account Funds
                                      (Service Shares
                                          ("SS"))
                                        Sub-Account
                                      ---------------
                                        Oppenheimer
                                        Main Street
                                         Small Cap
                                         (SS) (u)
                                      ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $    105,641
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (501,986)
    Administrative expense...........       (93,370)
                                       ------------
    Net investment income
     (loss)..........................      (489,715)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    10,108,460
    Cost of investments sold.........    10,564,139
                                       ------------
       Realized gains (losses)
        on fund shares...............      (455,679)
Realized gain distributions..........     2,196,953
                                       ------------
    Net realized gains
     (losses)........................     1,741,274
Change in unrealized gains
 (losses)............................   (18,019,807)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,278,533)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(16,768,248)
                                       ============

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                        Oppenheimer      Oppenheimer
                                          Variable        Variable             PIMCO             PIMCO       PIMCO
                                       Account Funds    Account Funds         Variable         Variable    Variable
                                      (Service Shares  (Service Shares       Insurance         Insurance   Insurance
                                          ("SS"))          ("SS"))             Trust             Trust       Trust
                                        Sub-Account      Sub-Account        Sub-Account       Sub-Account Sub-Account
                                      ---------------- --------------- ---------------------- ----------- -----------

                                                         Oppenheimer                                         PIMCO
                                        Oppenheimer       Strategic         Foreign Bond         Money       Total
                                      MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged) (v)   Market      Return
                                      ---------------- --------------- ---------------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $        --     $  6,320,591           $   93           $  562      $   293
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (208,378)      (1,692,748)             (44)            (355)         (91)
    Administrative expense...........       (39,249)        (312,709)              (3)             (25)          (6)
                                        -----------     ------------           ------           ------      -------
    Net investment income
     (loss)..........................      (247,627)       4,315,134               46              182          196
                                        -----------     ------------           ------           ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,555,654       36,578,734            1,484            2,967       12,540
    Cost of investments sold.........     4,500,359       37,152,505            1,606            2,967       12,167
                                        -----------     ------------           ------           ------      -------
       Realized gains (losses)
        on fund shares...............        55,295         (573,771)            (122)              --          373
Realized gain distributions..........            --        1,514,136               --               --           68
                                        -----------     ------------           ------           ------      -------
    Net realized gains (losses)......        55,295          940,365             (122)              --          441
Change in unrealized gains
 (losses)............................    (9,048,990)     (25,350,997)             (96)              --         (232)
                                        -----------     ------------           ------           ------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (8,993,695)     (24,410,632)            (218)              --          209
                                        -----------     ------------           ------           ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(9,241,322)    $(20,095,498)          $ (172)          $  182      $   405
                                        ===========     ============           ======           ======      =======

                                         PIMCO
                                       Variable
                                       Insurance
                                         Trust
                                      Sub-Account
                                      -----------
                                       PIMCO VIT
                                       Commodity
                                      RealReturn
                                       Strategy
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   151,176
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (48,311)
    Administrative expense...........     (10,300)
                                      -----------
    Net investment income
     (loss)..........................      92,565
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,393,613
    Cost of investments sold.........   1,445,080
                                      -----------
       Realized gains (losses)
        on fund shares...............     (51,467)
Realized gain distributions..........      32,111
                                      -----------
    Net realized gains (losses)......     (19,356)
Change in unrealized gains
 (losses)............................  (1,914,727)
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................  (1,934,083)
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $(1,841,518)
                                      ===========

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                               PIMCO            PIMCO           PIMCO
                                              Variable        Variable        Variable                                 Putnam
                                          Insurance Trust  Insurance Trust Insurance Trust Premier VIT Premier VIT Variable Trust
                                            Sub-Account      Sub-Account     Sub-Account   Sub-Account Sub-Account  Sub-Account
                                          ---------------- --------------- --------------- ----------- ----------- --------------
                                             PIMCO VIT        PIMCO VIT       PIMCO VIT
                                              Emerging       Real Return    Total Return      NACM                  VT American
                                            Markets Bond      (Advisor        (Advisor        Small       OpCap      Government
                                          (Advisor Shares)     Shares)         Shares)       Cap (w)    Balanced       Income
                                          ---------------- --------------- --------------- ----------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $  63,862       $   406,271     $ 1,151,887     $    --     $   191    $ 2,160,798
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (13,650)         (178,128)       (377,155)        (25)       (113)      (570,383)
    Administrative expense...............       (2,956)          (35,593)        (75,491)         (2)         (8)       (85,779)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net investment income (loss).........       47,256           192,550         699,241         (27)         70      1,504,636
                                             ---------       -----------     -----------     -------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................      369,959         7,803,483      12,733,430          33         634     14,944,340
    Cost of investments sold.............      408,504         7,755,947      12,468,807          45         967     15,229,639
                                             ---------       -----------     -----------     -------     -------    -----------
       Realized gains (losses) on
        fund shares......................      (38,545)           47,536         264,623         (12)       (333)      (285,299)
Realized gain distributions..............       44,318            12,754         463,741         421       1,035             --
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized gains (losses)..........        5,773            60,290         728,364         409         702       (285,299)
Change in unrealized gains (losses)......     (231,932)       (1,251,975)       (815,432)     (1,308)     (3,817)    (1,817,286)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized and unrealized gains
     (losses) on investments.............     (226,159)       (1,191,685)        (87,068)       (899)     (3,115)    (2,102,585)
                                             ---------       -----------     -----------     -------     -------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................    $(178,903)      $  (999,135)    $   612,173     $  (926)    $(3,045)   $  (597,949)
                                             =========       ===========     ===========     =======     =======    ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              Putnam         Putnam         Putnam         Putnam         Putnam
                                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------

                                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity
                                           Appreciation  Opportunities      Growth         Income         Income
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    44,158    $    21,052    $        --    $  3,619,112   $    572,570
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (125,294)       (55,186)      (144,730)       (672,349)      (346,449)
    Administrative expense...............      (15,773)        (8,411)       (20,698)        (92,029)       (46,744)
                                           -----------    -----------    -----------    ------------   ------------
    Net investment income (loss).........      (96,909)       (42,545)      (165,428)      2,854,734        179,377
                                           -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,964,746      2,040,164      3,111,514      21,446,759      8,482,930
    Cost of investments sold.............    3,662,507      2,681,275      3,099,102      24,880,351      9,293,535
                                           -----------    -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................     (697,761)      (641,111)        12,412      (3,433,592)      (810,605)
Realized gain distributions..............    1,178,081        256,691      1,385,311              --      1,372,314
                                           -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses)..........      480,320       (384,420)     1,397,723      (3,433,592)       561,709
Change in unrealized gains (losses)......   (5,090,637)    (1,566,138)    (7,591,844)    (17,648,095)   (11,495,845)
                                           -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (4,610,317)    (1,950,558)    (6,194,121)    (21,081,687)   (10,934,136)
                                           -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(4,707,226)   $(1,993,103)   $(6,359,549)   $(18,226,953)  $(10,754,759)
                                           ===========    ===========    ===========    ============   ============

                                              Putnam
                                          Variable Trust
                                           Sub-Account
                                          --------------
                                          VT The George
                                           Putnam Fund
                                            of Boston
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  6,297,106
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,605,960)
    Administrative expense...............      (245,339)
                                           ------------
    Net investment income (loss).........     4,445,807
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    44,262,486
    Cost of investments sold.............    54,038,423
                                           ------------
       Realized gains (losses) on
        fund shares......................    (9,775,937)
Realized gain distributions..............    12,284,517
                                           ------------
    Net realized gains (losses)..........     2,508,580
Change in unrealized gains (losses)......   (67,603,096)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (65,094,516)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(60,648,709)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                       Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                                        Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  1,521,820   $    986,994  $   6,497,027   $        --    $        --    $  6,658,039
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (502,459)      (465,726)    (3,495,898)     (166,973)      (516,707)       (871,581)
    Administrative expense...........       (81,910)       (60,350)      (532,027)      (21,235)       (88,986)       (140,103)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net investment income
     (loss)..........................       937,451        460,918      2,469,102      (188,208)      (605,693)      5,646,355
                                       ------------   ------------  -------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,627,680     11,460,347     95,418,183     3,795,292     12,869,162      23,609,173
    Cost of investments sold.........    13,946,867     15,599,616    144,279,192     5,130,498     12,251,831      27,666,931
                                       ------------   ------------  -------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares...............      (319,187)    (4,139,269)   (48,861,009)   (1,335,206)       617,331      (4,057,758)
Realized gain distributions..........            --             --     55,864,708            --        401,803              --
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized gains
     (losses)........................      (319,187)    (4,139,269)     7,003,699    (1,335,206)     1,019,134      (4,057,758)
Change in unrealized gains
 (losses)............................   (15,765,375)   (18,252,419)  (147,922,862)   (4,604,291)    (8,474,211)    (20,025,902)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,084,562)   (22,391,688)  (140,919,163)   (5,939,497)    (7,455,077)    (24,083,660)
                                       ------------   ------------  -------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(15,147,111)  $(21,930,770) $(138,450,061)  $(6,127,705)   $(8,060,770)   $(18,437,305)
                                       ============   ============  =============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT             VT
                                                           VT       International  International
                                                     International    Growth and        New                            VT
                                        VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 12,269,358  $   5,011,823   $    896,117   $    453,918   $    234,099   $    49,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (2,123,300)    (2,982,923)      (560,155)      (349,861)    (1,072,095)     (143,030)
    Administrative expense...........      (341,883)      (480,240)       (68,620)       (46,518)      (159,155)      (18,168)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net investment income
     (loss)..........................     9,804,175      1,548,660        267,342         57,539       (997,151)     (112,016)
                                       ------------  -------------   ------------   ------------   ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    55,498,599     61,547,864     15,326,200      8,085,014     30,309,773     5,479,433
    Cost of investments sold.........    61,180,961     69,398,211     18,341,407      7,115,266     38,369,097     6,400,639
                                       ------------  -------------   ------------   ------------   ------------   -----------
       Realized gains (losses)
        on fund shares...............    (5,682,362)    (7,850,347)    (3,015,207)       969,748     (8,059,324)     (921,206)
Realized gain distributions..........            --     38,506,987      9,931,349             --             --     2,474,053
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized gains (losses)......    (5,682,362)    30,656,640      6,916,142        969,748     (8,059,324)    1,552,847
Change in unrealized gains
 (losses)............................   (45,213,517)  (156,905,622)   (33,659,268)   (16,167,524)   (35,326,779)   (7,537,402)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (50,895,879)  (126,248,982)   (26,743,126)   (15,197,776)   (43,386,103)   (5,984,555)
                                       ------------  -------------   ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(41,091,704) $(124,700,322)  $(26,475,784)  $(15,140,237)  $(44,383,254)  $(6,096,571)
                                       ============  =============   ============   ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                      VT OTC &
                                            VT           VT New                       Emerging                    VT Small Cap
                                       Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  4,329,268   $         --   $  2,205,673   $         --   $    502,204   $  1,193,542
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,228,064)      (819,304)    (1,487,860)      (236,587)      (592,781)    (1,016,662)
    Administrative expense...........      (411,853)      (119,857)      (223,398)       (34,130)       (87,373)      (152,084)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..........................     1,689,351       (939,161)       494,415       (270,717)      (177,950)        24,796
                                       ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   107,600,224     17,325,207     34,789,899      4,710,507     13,731,338     25,244,535
    Cost of investments sold.........   107,600,224     25,767,227     45,666,795      7,188,237     15,297,121     31,814,945
                                       ------------   ------------   ------------   ------------   ------------   ------------
       Realized gains (losses)
        on fund shares...............            --     (8,442,020)   (10,876,896)    (2,477,730)    (1,565,783)    (6,570,410)
Realized gain distributions..........            --             --     26,866,459             --             --     20,900,247
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized gains (losses)......            --     (8,442,020)    15,989,563     (2,477,730)    (1,565,783)    14,329,837
Change in unrealized gains
 (losses)............................            --    (22,247,489)   (83,898,957)    (8,369,568)   (21,222,133)   (51,334,649)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................            --    (30,689,509)   (67,909,394)   (10,847,298)   (22,787,916)   (37,004,812)
                                       ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  1,689,351   $(31,628,670)  $(67,414,979)  $(11,118,015)  $(22,965,866)  $(36,980,016)
                                       ============   ============   ============   ============   ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam       RidgeWorth       RidgeWorth
                                      Variable Trust Variable Trust Variable Trust Variable Trust   Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                      -------------- -------------- -------------- --------------- ----------------
                                            VT
                                        Utilities                                    RidgeWorth       RidgeWorth
                                        Growth and                                    Large Cap       Large Cap
                                          Income        VT Vista      VT Voyager   Core Equity (x) Growth Stock (y)
                                      -------------- -------------- -------------- --------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    857,832   $         --   $         --    $    25,541     $    27,340
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (464,034)      (591,243)    (2,217,311)       (34,311)       (141,681)
    Administrative expense...........       (66,854)       (85,609)      (353,978)        (5,574)        (15,154)
                                       ------------   ------------   ------------    -----------     -----------
    Net investment income
     (loss)..........................       326,944       (676,852)    (2,571,289)       (14,344)       (129,495)
                                       ------------   ------------   ------------    -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,954,424     15,912,006     54,125,862      1,003,154       3,512,445
    Cost of investments sold.........    11,858,765     18,476,401     75,744,492      1,098,027       4,054,468
                                       ------------   ------------   ------------    -----------     -----------
       Realized gains (losses)
        on fund shares...............     2,095,659     (2,564,395)   (21,618,630)       (94,873)       (542,023)
Realized gain distributions..........            --             --             --        267,560       1,698,475
                                       ------------   ------------   ------------    -----------     -----------
    Net realized gains (losses)......     2,095,659     (2,564,395)   (21,618,630)       172,687       1,156,452
Change in unrealized gains
 (losses)............................   (15,970,280)   (23,245,175)   (55,684,831)    (1,340,082)     (6,584,834)
                                       ------------   ------------   ------------    -----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (13,874,621)   (25,809,570)   (77,303,461)    (1,167,395)     (5,428,382)
                                       ------------   ------------   ------------    -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(13,547,677)  $(26,486,422)  $(79,874,750)   $(1,181,739)    $(5,557,877)
                                       ============   ============   ============    ===========     ===========

                                         RidgeWorth
                                       Variable Trust
                                        Sub-Account
                                      ----------------

                                         RidgeWorth
                                         Large Cap
                                      Value Equity (z)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   243,291
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (148,267)
    Administrative expense...........       (15,787)
                                        -----------
    Net investment income
     (loss)..........................        79,237
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,394,662
    Cost of investments sold.........     3,160,258
                                        -----------
       Realized gains (losses)
        on fund shares...............       234,404
Realized gain distributions..........     1,081,754
                                        -----------
    Net realized gains (losses)......     1,316,158
Change in unrealized gains
 (losses)............................    (5,893,361)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (4,577,203)
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(4,497,966)
                                        ===========

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                          The Universal The Universal
                                            RidgeWorth      RidgeWorth         Rydex      Institutional Institutional
                                          Variable Trust  Variable Trust   Variable Trust  Funds, Inc.   Funds, Inc.
                                           Sub-Account      Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                          -------------- ----------------- -------------- ------------- -------------
                                                                              Rydex VT                   Van Kampen
                                            RidgeWorth      RidgeWorth       Nasdaq 100    Van Kampen     UIF Core
                                           Mid Cap Core      Small Cap        Strategy     UIF Capital   Plus Fixed
                                           Equity (aa)   Value Equity (ab)   Fund (ac)     Growth (ad)   Income (ae)
                                          -------------- ----------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    28,524      $    93,083       $     2     $     77,209    $  59,817
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (56,295)         (75,344)          (29)        (549,419)     (17,420)
    Administrative expense...............       (6,753)          (9,931)           (2)         (86,893)      (1,983)
                                           -----------      -----------       -------     ------------    ---------
    Net investment income (loss).........      (34,524)           7,808           (29)        (559,103)      40,414
                                           -----------      -----------       -------     ------------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    1,223,029        2,440,359         4,718       12,071,260      648,046
    Cost of investments sold.............    1,506,111        3,364,581         4,379       11,014,100      677,985
                                           -----------      -----------       -------     ------------    ---------
       Realized gains (losses) on
        fund shares......................     (283,082)        (924,222)          339        1,057,160      (29,939)
Realized gain distributions..............      513,499        2,015,684            --               --           --
                                           -----------      -----------       -------     ------------    ---------
    Net realized gains (losses)..........      230,417        1,091,462           339        1,057,160      (29,939)
Change in unrealized gains (losses)......   (2,309,650)      (3,295,139)       (1,604)     (24,854,278)    (176,388)
                                           -----------      -----------       -------     ------------    ---------
    Net realized and unrealized gains
     (losses) on investments.............   (2,079,233)      (2,203,677)       (1,265)     (23,797,118)    (206,327)
                                           -----------      -----------       -------     ------------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(2,113,757)     $(2,195,869)      $(1,294)    $(24,356,221)   $(165,913)
                                           ===========      ===========       =======     ============    =========

                                          The Universal
                                          Institutional
                                           Funds, Inc.
                                           Sub-Account
                                          -------------
                                           Van Kampen
                                          UIF Emerging
                                             Markets
                                             Equity
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (633,497)
    Administrative expense...............      (92,993)
                                          ------------
    Net investment income (loss).........     (726,490)
                                          ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   14,180,307
    Cost of investments sold.............   11,892,956
                                          ------------
       Realized gains (losses) on
        fund shares......................    2,287,351
Realized gain distributions..............   12,912,391
                                          ------------
    Net realized gains (losses)..........   15,199,742
Change in unrealized gains (losses)......  (47,927,754)
                                          ------------
    Net realized and unrealized gains
     (losses) on investments.............  (32,728,012)
                                          ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(33,454,502)
                                          ============

--------
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal The Universal
                                      Institutional Institutional Institutional  Institutional  Institutional Institutional
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- -------------
                                                                                                 Van Kampen
                                       Van Kampen    Van Kampen   Van Kampen UIF                  UIF U.S.     Van Kampen
                                       UIF Global        UIF      International  Van Kampen UIF    Mid Cap      UIF U.S.
                                      Value Equity   High Yield       Magnum     Mid Cap Growth     Value      Real Estate
                                      ------------- ------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    969       $   758     $    892,885   $    218,874  $    708,543  $  1,200,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (472)         (112)        (397,519)      (392,284)   (1,201,118)     (510,600)
    Administrative expense...........        (63)           (7)         (59,360)       (64,306)     (205,450)      (82,671)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net investment income
     (loss)..........................        434           639          436,006       (237,716)     (698,025)      606,872
                                        --------       -------     ------------   ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      5,520         1,674        8,315,252      8,156,016    27,151,915    13,767,806
    Cost of investments sold.........      5,765         1,295        8,807,147      7,643,973    29,392,462    13,557,302
                                        --------       -------     ------------   ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............       (245)          379         (491,895)       512,043    (2,240,547)      210,504
Realized gain distributions..........     10,952            --        3,488,249      7,110,340    25,854,540    13,162,452
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized gains (losses)......     10,707           379        2,996,354      7,622,383    23,613,993    13,372,956
Change in unrealized gains
 (losses)............................    (29,817)       (3,104)     (19,163,731)   (23,201,476)  (64,554,584)  (27,749,353)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (19,110)       (2,725)     (16,167,377)   (15,579,093)  (40,940,591)  (14,376,397)
                                        --------       -------     ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(18,676)      $(2,086)    $(15,731,371)  $(15,816,809) $(41,638,616) $(13,769,525)
                                        ========       =======     ============   ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                       The Universal The Universal The Universal  The Universal  The Universal
                                         The Universal Institutional Institutional Institutional  Institutional  Institutional
                                         Institutional  Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.
                                          Funds, Inc.   (Class II)    (Class II)    (Class II)     (Class II)     (Class II)
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                         ------------- ------------- ------------- ------------- --------------- -------------
                                                                      Van Kampen
                                                        Van Kampen   UIF Emerging   Van Kampen     Van Kampen     Van Kampen
                                                       UIF Emerging     Markets     UIF Equity     UIF Capital    UIF Global
                                          Van Kampen   Markets Debt     Equity      and Income       Growth        Franchise
                                           UIF Value    (Class II)    (Class II)    (Class II)   (Class II) (af)  (Class II)
                                         ------------- ------------- ------------- ------------- --------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  5,830     $ 1,776,361  $         --  $  1,583,295    $        --   $  1,608,743
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (2,381)       (336,712)     (372,995)     (903,665)      (181,639)    (1,297,899)
    Administrative expense..............       (457)        (65,219)      (69,675)     (171,924)       (38,022)      (242,419)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net investment income
     (loss).............................      2,992       1,374,430      (442,670)      507,706       (219,661)        68,425
                                           --------     -----------  ------------  ------------    -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     98,631       7,661,394    10,944,027    22,693,792      4,501,935     26,112,969
    Cost of investments sold............    129,938       8,750,431    10,113,876    23,934,731      4,094,447     26,967,360
                                           --------     -----------  ------------  ------------    -----------   ------------
       Realized gains (losses) on
        fund shares.....................    (31,307)     (1,089,037)      830,151    (1,240,939)       407,488       (854,391)
Realized gain distributions.............     29,362       1,033,180     7,705,679     2,130,912             --      5,752,422
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized gains (losses).........     (1,945)        (55,857)    8,535,830       889,973        407,488      4,898,031
Change in unrealized gains
 (losses)...............................    (74,650)     (5,565,198)  (27,939,017)  (18,767,451)    (8,507,557)   (37,643,881)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................    (76,595)     (5,621,055)  (19,403,187)  (17,877,478)    (8,100,069)   (32,745,850)
                                           --------     -----------  ------------  ------------    -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(73,603)    $(4,246,625) $(19,845,857) $(17,369,772)   $(8,319,730)  $(32,677,425)
                                           ========     ===========  ============  ============    ===========   ============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal  Van Kampen
                                      Institutional Institutional Institutional  Institutional  Institutional     Life
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)       Trust
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- ------------
                                       Van Kampen
                                        UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                         Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                         Equity        Growth         Growth         Value       Real Estate   LIT Capital
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Growth (ag)
                                      ------------- ------------- -------------- -------------- ------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $       131  $    317,902   $        --    $    460,818  $  1,959,203  $    173,388
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (60,151)     (640,978)     (232,885)       (843,254)     (970,728)     (444,344)
    Administrative expense...........      (11,666)     (124,556)      (53,222)       (173,304)     (190,275)      (59,691)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net investment income
     (loss)..........................      (71,686)     (447,632)     (286,107)       (555,740)      798,200      (330,647)
                                       -----------  ------------   -----------    ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    1,409,971    15,088,257     4,244,414      14,839,628    23,112,693     8,393,113
    Cost of investments sold.........    1,485,421    16,488,563     4,836,979      18,427,242    27,699,344    10,230,486
                                       -----------  ------------   -----------    ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............      (75,450)   (1,400,306)     (592,565)     (3,587,614)   (4,586,651)   (1,837,373)
Realized gain distributions..........       10,085    12,122,307     1,741,055      19,322,520    27,209,486            --
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized gains
     (losses)........................      (65,365)   10,722,001     1,148,490      15,734,906    22,622,835    (1,837,373)
Change in unrealized gains
 (losses)............................   (2,475,294)  (36,884,476)   (9,586,835)    (45,707,511)  (51,361,578)  (17,725,762)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,540,659)  (26,162,475)   (8,438,345)    (29,972,605)  (28,738,743)  (19,563,135)
                                       -----------  ------------   -----------    ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,612,345) $(26,610,107)  $(8,724,452)   $(30,528,345) $(27,940,543) $(19,893,782)
                                       ===========  ============   ===========    ============  ============  ============

--------
(ag)Previously known as Strat Growth I


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                       Van Kampen      Van Kampen
                                               Van Kampen   Van Kampen   Van Kampen       Life            Life
                                                  Life         Life         Life       Investment      Investment
                                               Investment   Investment   Investment       Trust          Trust
                                                  Trust        Trust       Trust       (Class II)      (Class II)
                                               Sub-Account  Sub-Account Sub-Account    Sub-Account    Sub-Account
                                              ------------  ----------- ------------ --------------- -------------
                                                                                       LIT Capital
                                                   LIT          LIT         LIT          Growth       LIT Comstock
                                                Comstock    Government  Money Market (Class II) (ah)   (Class II)
                                              ------------  ----------- ------------ --------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  1,562,393   $ 59,405    $   74,809   $     91,580   $   5,330,399
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (754,430)   (15,388)      (45,536)      (653,590)     (3,165,791)
    Administrative expense...................      (90,138)    (1,842)       (6,315)      (130,132)       (632,950)
                                              ------------   --------    ----------   ------------   -------------
    Net investment income (loss).............      717,825     42,175        22,958       (692,142)      1,531,658
                                              ------------   --------    ----------   ------------   -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   18,089,492    438,201     2,457,550     13,779,983      62,731,545
    Cost of investments sold.................   19,523,744    448,249     2,457,550     12,810,060      68,813,275
                                              ------------   --------    ----------   ------------   -------------
       Realized gains (losses) on fund
        shares...............................   (1,434,252)   (10,048)           --        969,923      (6,081,730)
Realized gain distributions..................    3,374,454         --            --             --      13,091,460
                                              ------------   --------    ----------   ------------   -------------
    Net realized gains (losses)..............    1,940,202    (10,048)           --        969,923       7,009,730
Change in unrealized gains (losses)..........  (27,195,100)   (33,141)           --    (27,932,825)   (104,699,949)
                                              ------------   --------    ----------   ------------   -------------
    Net realized and unrealized gains
     (losses) on investments.................  (25,254,898)   (43,189)           --    (26,962,902)    (97,690,219)
                                              ------------   --------    ----------   ------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $(24,537,073)  $ (1,014)   $   22,958   $(27,655,044)  $ (96,158,561)
                                              ============   ========    ==========   ============   =============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                   Van Kampen     Van Kampen     Van Kampen
                                                                      Life           Life           Life
                                                                   Investment     Investment     Investment
                                                                     Trust           Trust         Trust
                                                                   (Class II)     (Class II)     (Class II)
                                                                  Sub-Account     Sub-Account   Sub-Account
                                                                 -------------- --------------- ------------
                                                                 LIT Growth and   LIT Mid Cap       LIT
                                                                     Income         Growth      Money Market
                                                                   (Class II)   (Class II) (ai)  (Class II)
                                                                 -------------- --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $  2,318,282   $         --   $   652,355
Charges from Allstate Life Insurance Company:
    Mortality and expense risk..................................    (1,657,336)      (215,398)     (503,966)
    Administrative expense......................................      (342,528)       (43,958)      (90,689)
                                                                  ------------   ------------   -----------
    Net investment income (loss)................................       318,418       (259,356)       57,700
                                                                  ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    31,375,959      4,825,376    22,579,738
    Cost of investments sold....................................    32,764,334      5,114,515    22,579,738
                                                                  ------------   ------------   -----------
       Realized gains (losses) on fund shares...................    (1,388,375)      (289,139)           --
Realized gain distributions.....................................     4,504,351      5,714,357            --
                                                                  ------------   ------------   -----------
    Net realized gains (losses).................................     3,115,976      5,425,218            --
Change in unrealized gains (losses).............................   (50,606,944)   (14,096,010)           --
                                                                  ------------   ------------   -----------
    Net realized and unrealized gains (losses) on investments...   (47,490,968)    (8,670,792)           --
                                                                  ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(47,172,550)  $ (8,930,148)  $    57,700
                                                                  ============   ============   ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced                 Advanced              Advanced
                                                      Series Trust             Series Trust          Series Trust
                                                      Sub-Account              Sub-Account            Sub-Account
                                                -----------------------  -----------------------  ------------------
                                                          AST                                             AST
                                                  Academic Strategies              AST                Aggressive
                                                  Asset Allocation (a)     Advanced Strategies     Asset Allocation
                                                -----------------------  -----------------------  ------------------
                                                    2008      2007 (aj)      2008      2007 (aj)    2008    2007 (aj)
                                                -----------  ----------  -----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   (33,789) $   (1,376) $     4,622  $      (53) $   (859)  $   (28)
Net realized gains (losses)....................  (1,716,106)      7,814     (476,165)        (16)  (23,332)      298
Change in unrealized gains (losses)............  (1,673,389)    (28,255)    (246,425)      2,697   (52,880)      925
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 operations....................................  (3,423,284)    (21,817)    (717,968)      2,628   (77,071)    1,195
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................  10,944,765   3,549,877    2,313,219   1,228,958   197,404    52,574
Benefit payments...............................          --          --           --          --        --        --
Payments on termination........................    (201,029)    (12,089)     (30,538)     (1,297)       --        --
Contract maintenance charge....................      (1,372)         --         (511)         --       (19)       --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (4,885,250)    115,215   (1,438,097)      8,592   (87,223)      242
Adjustment to net assets allocated to contract
 in payout period..............................          --          --           --          --        --        --
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 contract transactions.........................   5,857,114   3,653,003      844,073   1,236,253   110,162    52,816
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS........................................   2,433,830   3,631,186      126,105   1,238,881    33,091    54,011
NET ASSETS AT BEGINNING OF
 PERIOD........................................   3,631,186          --    1,238,881          --    54,011        --
                                                -----------  ----------  -----------  ----------  --------   -------
NET ASSETS AT END OF PERIOD.................... $ 6,065,016  $3,631,186  $ 1,364,986  $1,238,881  $ 87,102   $54,011
                                                ===========  ==========  ===========  ==========  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     348,463          --      118,452          --     5,213        --
       Units issued............................   1,763,431     530,450      429,900     166,390    25,121     5,236
       Units redeemed..........................  (1,244,630)   (181,987)    (359,725)    (47,938)  (15,535)      (23)
                                                -----------  ----------  -----------  ----------  --------   -------
    Units outstanding at end of period.........     867,264     348,463      188,627     118,452    14,799     5,213
                                                ===========  ==========  ===========  ==========  ========   =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced           Advanced
                                                             Series Trust        Series Trust       Series Trust
                                                              Sub-Account         Sub-Account       Sub-Account
                                                          ------------------  ------------------  ----------------
                                                                  AST                 AST               AST
                                                          Alliance Bernstein  Alliance Bernstein  American Century
                                                              Core Value        Growth & Income   Income & Growth
                                                          ------------------  ------------------  ----------------
                                                            2008    2007 (aj)   2008    2007 (aj)       2008
                                                          --------  --------- --------  --------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  1,758   $    (1) $    (20)  $   208      $    38
Net realized gains (losses)..............................   (6,809)       --    (1,817)    1,337         (567)
Change in unrealized gains (losses)......................  (15,290)      (46)  (22,277)   (2,142)      (1,038)
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from operations........  (20,341)      (47)  (24,114)     (597)      (1,567)
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --        --        --        --       12,787
Benefit payments.........................................       --        --        --        --           --
Payments on termination..................................       --        --   (21,990)       --           --
Contract maintenance charge..............................       (3)       --       (11)       --           --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   33,199     9,570    27,852    48,939         (103)
Adjustment to net assets allocated to contract in payout
 period..................................................       --        --        --        --           --
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from contract
 transactions............................................   33,196     9,570     5,851    48,938       12,684
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS........................   12,855     9,523   (18,263)   48,342       11,117
NET ASSETS AT BEGINNING OF PERIOD........................    9,523        --    48,342        --           --
                                                          --------   -------  --------   -------      -------
NET ASSETS AT END OF PERIOD.............................. $ 22,378   $ 9,523  $ 30,079   $48,342      $11,117
                                                          ========   =======  ========   =======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............    1,001        --     4,741        --           --
       Units issued......................................   10,496     2,003     3,023     8,649        2,190
       Units redeemed....................................   (7,397)   (1,002)   (2,706)   (3,908)        (382)
                                                          --------   -------  --------   -------      -------
    Units outstanding at end of period...................    4,100     1,001     5,058     4,741        1,808
                                                          ========   =======  ========   =======      =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced           Advanced       Advanced            Advanced
                                             Series Trust       Series Trust   Series Trust        Series Trust
                                             Sub-Account        Sub-Account    Sub-Account         Sub-Account
                                        ---------------------  -------------- -------------- -----------------------
                                                 AST                AST            AST                 AST
                                               Balanced             Bond           Bond           Capital Growth
                                         Asset Allocation (b)  Portfolio 2018 Portfolio 2019     Asset Allocation
                                        ---------------------  -------------- -------------- -----------------------
                                            2008     2007 (aj)    2008 (c)       2008 (c)        2008      2007 (aj)
                                        -----------  --------- -------------- -------------- -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (17,458) $   (707)   $   (4,587)     $   (304)   $   (38,643) $   (3,860)
Net realized gains (losses)............    (966,821)    1,793        52,514         9,480     (1,305,026)      3,846
Change in unrealized gains
 (losses)..............................    (284,136)    2,729       165,714         8,867     (1,239,015)    (45,349)
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 operations............................  (1,268,415)    3,815       213,641        18,043     (2,582,684)    (45,363)
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................   6,397,142   715,901            --            --      6,980,265   2,482,865
Benefit payments.......................          --        --            --            --             --          --
Payments on termination................     (81,603)   (2,004)           --            --        (96,388)        (80)
Contract maintenance charge............      (1,448)       --            --            --         (1,432)         --
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,195,631)  (48,697)      837,550        56,774     (2,557,133)    228,172
Adjustment to net assets allocated to
 contract in payout period.............          --        --            --            --             --          --
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions.................   5,118,460   665,200       837,550        56,774      4,325,312   2,710,957
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS............................   3,850,045   669,015     1,051,191        74,817      1,742,628   2,665,594
NET ASSETS AT BEGINNING
 OF PERIOD.............................     669,015        --            --            --      2,665,594          --
                                        -----------  --------    ----------      --------    -----------  ----------
NET ASSETS AT END OF
 PERIOD................................ $ 4,519,060  $669,015    $1,051,191      $ 74,817    $ 4,408,222  $2,665,594
                                        ===========  ========    ==========      ========    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................      64,108        --            --            --        256,135          --
       Units issued....................   1,396,888   115,196       227,127        20,306      1,543,744     430,420
       Units redeemed..................    (845,037)  (51,088)     (140,862)      (14,198)    (1,138,125)   (174,285)
                                        -----------  --------    ----------      --------    -----------  ----------
    Units outstanding at end of
     period............................     615,959    64,108        86,265         6,108        661,754     256,135
                                        ===========  ========    ==========      ========    ===========  ==========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced          Advanced            Advanced
                                             Series Trust     Series Trust      Series Trust        Series Trust
                                             Sub-Account      Sub-Account        Sub-Account        Sub-Account
                                           ---------------- ---------------- ------------------  -----------------
                                                 AST              AST                AST                AST
                                              CLS Growth      CLS Moderate         Cohen &              DeAm
                                           Asset Allocation Asset Allocation    Steers Realty     Large-Cap Value
                                           ---------------- ---------------- ------------------  -----------------
                                                 2008             2008         2008    2007 (aj)   2008   2007 (aj)
                                           ---------------- ---------------- --------  --------- -------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............    $  (1,213)       $  (2,950)    $    953   $   (1)  $   260   $   --
Net realized gains (losses)...............      (81,997)         (75,971)      14,743       --       714       --
Change in unrealized gains (losses).......        1,729          (35,120)     (30,489)     (18)   (9,151)      (1)
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 operations...............................      (81,481)        (114,041)     (14,793)     (19)   (8,177)      (1)
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      416,039          853,716       (2,500)   5,500     4,000       --
Benefit payments..........................           --               --           --       --        --       --
Payments on termination...................           --              238           --       --        --       --
Contract maintenance charge...............         (333)            (181)         (15)      --        (3)      --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (275,277)           6,452       34,099    2,242    16,372    1,221
Adjustment to net assets allocated to
 contract in payout period................           --               --           --       --        --       --
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 contract transactions....................      140,429          860,225       31,584    7,742    20,369    1,221
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS...................................       58,948          746,184       16,791    7,723    12,192    1,220
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --               --        7,723       --     1,220       --
                                              ---------        ---------     --------   ------   -------   ------
NET ASSETS AT END OF PERIOD...............    $  58,948        $ 746,184     $ 24,514   $7,723   $13,412   $1,220
                                              =========        =========     ========   ======   =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --               --          823       --       124       --
       Units issued.......................       62,390          174,809        4,586    1,078     2,948      248
       Units redeemed.....................      (53,601)         (73,261)      (1,318)    (255)     (867)    (124)
                                              ---------        ---------     --------   ------   -------   ------
    Units outstanding at end of period....        8,789          101,548        4,091      823     2,205      124
                                              =========        =========     ========   ======   =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          Advanced           Advanced              Advanced
                                                        Series Trust       Series Trust          Series Trust
                                                        Sub-Account        Sub-Account           Sub-Account
                                                     -----------------  -----------------  -----------------------
                                                            AST                AST                   AST
                                                            DeAm            Federated            First Trust
                                                      Small-Cap Value   Aggressive Growth      Balanced Target
                                                     -----------------  -----------------  -----------------------
                                                     2008 (d) 2007 (aj)   2008   2007 (aj)     2008      2007 (aj)
                                                     -------- --------- -------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    70    $ --    $  (192)   $ --    $    14,033  $     (128)
Net realized gains (losses).........................    (111)     --        (80)     --     (1,178,525)       (935)
Change in unrealized gains (losses).................      (9)      9     (8,055)      6       (357,780)    (20,753)
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from operations...     (50)      9     (8,327)      6     (1,522,272)    (21,816)
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,000      --      8,125      --      4,376,569   2,487,259
Benefit payments....................................      --      --         --      --             --          --
Payments on termination.............................      --      --         --      --        (97,581)     (1,537)
Contract maintenance charge.........................      --      --         (2)     --         (1,748)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,294)    335     11,211     610     (3,389,259)     15,209
Adjustment to net assets allocated to contract in
 payout period......................................      --      --         --      --             --          --
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................    (294)    335     19,334     610        887,981   2,500,931
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (344)    344     11,007     616       (634,291)  2,479,115
NET ASSETS AT BEGINNING OF PERIOD...................     344      --        616      --      2,479,115          --
                                                     -------    ----    -------    ----    -----------  ----------
NET ASSETS AT END OF PERIOD......................... $    --    $344    $11,623    $616    $ 1,844,824  $2,479,115
                                                     =======    ====    =======    ====    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      39      --         60      --        238,272          --
       Units issued.................................      --      78      3,330     120        881,431     390,812
       Units redeemed...............................     (39)    (39)    (1,328)    (60)      (845,131)   (152,540)
                                                     -------    ----    -------    ----    -----------  ----------
    Units outstanding at end of period..............      --      39      2,062      60        274,572     238,272
                                                     =======    ====    =======    ====    ===========  ==========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Advanced            Advanced      Advanced        Advanced
                                                Series Trust        Series Trust  Series Trust    Series Trust
                                                Sub-Account         Sub-Account   Sub-Account      Sub-Account
                                          -----------------------  -------------- ------------ ------------------
                                                    AST                 AST           AST              AST
                                            First Trust Capital      Focus Four      Global       Goldman Sachs
                                            Appreciation Target    Plus Portfolio Real Estate  Concentrated Growth
                                          -----------------------  -------------- ------------ ------------------
                                              2008      2007 (aj)     2008 (e)      2008 (e)     2008    2007 (aj)
                                          -----------  ----------  -------------- ------------ --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (54,620) $   (5,685)    $   (26)        $ --     $   (394)  $    (2)
Net realized gains (losses)..............  (3,406,114)     (9,148)     (1,471)          --       (3,260)       --
Change in unrealized gains (losses)......  (2,330,234)      6,421         422           23      (13,435)      (68)
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 operations..............................  (5,790,968)     (8,412)     (1,075)          23      (17,089)      (70)
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................  17,121,131   4,752,043      16,046           --           --        --
Benefit payments.........................          --          --          --           --           --        --
Payments on termination..................    (151,793)       (670)         --           --           --        --
Contract maintenance charge..............        (853)         --          --           --           (9)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (9,223,192)    (89,872)     (1,652)         417       36,883    10,494
Adjustment to net assets allocated to
 contract in payout period...............          --          --          --           --           --        --
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 contract transactions...................   7,745,293   4,661,501      14,394          417       36,874    10,494
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,954,325   4,653,089      13,319          440       19,785    10,424
NET ASSETS AT BEGINNING OF
 PERIOD..................................   4,653,089          --          --           --       10,424        --
                                          -----------  ----------     -------         ----     --------   -------
NET ASSETS AT END OF PERIOD.............. $ 6,607,414  $4,653,089     $13,319         $440     $ 30,209   $10,424
                                          ===========  ==========     =======         ====     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     441,186          --          --           --          998        --
       Units issued......................   3,176,694     649,071       3,400          109       10,613     1,998
       Units redeemed....................  (2,542,673)   (207,885)     (1,620)         (37)      (6,700)   (1,000)
                                          -----------  ----------     -------         ----     --------   -------
    Units outstanding at end of period...   1,075,207     441,186       1,780           72        4,911       998
                                          ===========  ==========     =======         ====     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                   Advanced          Advanced          Advanced
                                                                 Series Trust      Series Trust      Series Trust
                                                                  Sub-Account       Sub-Account      Sub-Account
                                                              ------------------  --------------- -----------------
                                                                      AST               AST
                                                                 Goldman Sachs     Goldman Sachs         AST
                                                                Mid-Cap Growth    Small-Cap Value     High Yield
                                                              ------------------  --------------- -----------------
                                                                2008    2007 (aj)      2008         2008   2007 (aj)
                                                              --------  --------- --------------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (587)  $   (1)      $   (6)     $ 1,706   $   (1)
Net realized gains (losses)..................................    5,235       --           (2)      (1,785)      --
Change in unrealized gains (losses)..........................  (30,214)     (28)        (699)      (8,111)       9
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from operations............  (25,566)     (29)        (707)      (8,190)       8
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................   26,750       --           --       14,667       --
Benefit payments.............................................       --       --           --           --       --
Payments on termination......................................       --       --           --           --       --
Contract maintenance charge..................................       (6)      --           --           (6)      --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   34,818    1,905        2,799       30,567    1,831
Adjustment to net assets allocated to contract in payout
 period......................................................       --       --           --           --       --
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from contract transactions.   61,562    1,905        2,799       45,228    1,831
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS............................   35,996    1,876        2,092       37,038    1,839
NET ASSETS AT BEGINNING OF PERIOD............................    1,876       --           --        1,839       --
                                                              --------   ------       ------      -------   ------
NET ASSETS AT END OF PERIOD.................................. $ 37,872   $1,876       $2,092      $38,877   $1,839
                                                              ========   ======       ======      =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................      181       --           --          175       --
       Units issued..........................................   11,113      360          273        5,950      349
       Units redeemed........................................   (5,093)    (179)          --       (1,118)    (174)
                                                              --------   ------       ------      -------   ------
    Units outstanding at end of period.......................    6,201      181          273        5,007      175
                                                              ========   ======       ======      =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Advanced         Advanced          Advanced             Advanced
                                            Series Trust     Series Trust      Series Trust         Series Trust
                                            Sub-Account      Sub-Account        Sub-Account          Sub-Account
                                          ---------------- ---------------- ------------------   ------------------
                                                AST              AST
                                           Horizon Growth  Horizon Moderate         AST                  AST
                                          Asset Allocation Asset Allocation International Growth International Value
                                          ---------------- ---------------- ------------------   ------------------
                                                2008             2008         2008     2007 (aj)   2008    2007 (aj)
                                          ---------------- ---------------- --------   --------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............     $   (363)        $ (1,377)    $     (6)   $    (2) $  2,235   $   177
Net realized gains (losses)..............      (16,393)         (46,631)       3,144      1,425    (8,755)      236
Change in unrealized gains (losses)......          669           (2,810)     (45,166)    (1,436)  (50,170)   (1,222)
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 operations..............................      (16,087)         (50,818)     (42,028)       (13)  (56,690)     (809)
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,586          410,431       11,929         --    34,404        --
Benefit payments.........................           --               --           --         --        --        --
Payments on termination..................           --              (92)     (11,037)        --   (40,055)       --
Contract maintenance charge..............          (25)             (91)          (5)        --       (12)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (5,020)         (80,084)      80,284     24,217    76,488    57,467
Adjustment to net assets allocated to
 contract in payout period...............           --               --           --         --        --        --
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 contract transactions...................      122,541          330,164       81,171     24,217    70,825    57,467
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN
 NET ASSETS..............................      106,454          279,346       39,143     24,204    14,135    56,658
NET ASSETS AT BEGINNING
 OF PERIOD...............................           --               --       24,204         --    56,658        --
                                              --------         --------     --------    -------  --------   -------
NET ASSETS AT END OF
 PERIOD..................................     $106,454         $279,346     $ 63,347    $24,204  $ 70,793   $56,658
                                              ========         ========     ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................           --               --        2,189         --     5,414        --
       Units issued......................       31,197           87,343       12,793      4,099    21,837    10,093
       Units redeemed....................      (16,305)         (50,718)      (3,345)    (1,910)  (15,034)   (4,679)
                                              --------         --------     --------    -------  --------   -------
    Units outstanding at end of
     period..............................       14,892           36,625       11,637      2,189    12,217     5,414
                                              ========         ========     ========    =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced             Advanced
                                                              Series Trust    Series Trust         Series Trust
                                                              Sub-Account      Sub-Account          Sub-Account
                                                              ------------ ------------------   ------------------
                                                                  AST              AST
                                                               Investment       JPMorgan                AST
                                                               Grade Bond  International Equity   Large-Cap Value
                                                              ------------ ------------------   ------------------
                                                                2008 (c)     2008     2007 (aj)   2008    2007 (aj)
                                                              ------------ --------   --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (48,080) $  1,228    $   392  $    517   $    90
Net realized gains (losses)..................................     180,638    (7,054)       211    (7,214)      288
Change in unrealized gains (losses)..........................     972,934   (29,682)    (1,011)   (5,081)   (1,457)
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from operations............   1,105,492   (35,508)      (408)  (11,778)   (1,079)
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................          --    26,750         --        --    11,371
Benefit payments.............................................          --        --         --        --        --
Payments on termination......................................    (104,937)  (22,877)        --        --        --
Contract maintenance charge..................................     (23,030)       (5)        --       (15)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................  10,746,860    27,263     51,211      (573)    8,469
Adjustment to net assets allocated to contract in payout
 period......................................................          --        --         --        --        --
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from contract transactions.  10,618,893    31,131     51,211      (588)   19,840
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS............................  11,724,385    (4,377)    50,803   (12,366)   18,761
NET ASSETS AT BEGINNING OF PERIOD............................          --    50,803         --    18,761        --
                                                              -----------  --------    -------  --------   -------
NET ASSETS AT END OF PERIOD.................................. $11,724,385  $ 46,426    $50,803  $  6,395   $18,761
                                                              ===========  ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................          --     4,916         --     1,960        --
       Units issued..........................................   2,264,620    11,619      9,095     4,851     2,839
       Units redeemed........................................  (1,179,570)   (8,766)    (4,179)   (5,652)     (879)
                                                              -----------  --------    -------  --------   -------
    Units outstanding at end of period.......................   1,085,050     7,769      4,916     1,159     1,960
                                                              ===========  ========    =======  ========   =======

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced            Advanced
                                                             Series Trust        Series Trust        Series Trust
                                                              Sub-Account         Sub-Account         Sub-Account
                                                          ------------------  ------------------  ------------------
                                                                  AST                 AST
                                                              Lord Abbett           Marsico               AST
                                                            Bond-Debenture      Capital Growth     MFS Global Equity
                                                          ------------------  ------------------  ------------------
                                                            2008    2007 (aj)   2008    2007 (aj)   2008    2007 (aj)
                                                          --------  --------- --------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  2,611   $   (1)  $   (403)  $   (10) $    159   $   888
Net realized gains (losses)..............................   (1,805)      --        565        --    13,464      (905)
Change in unrealized gains (losses)......................  (11,406)      13    (27,879)     (284)  (43,137)     (645)
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from operations........  (10,600)      12    (27,717)     (294)  (29,514)     (662)
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --       --     39,559        --    26,750        --
Benefit payments.........................................       --       --         --        --        --        --
Payments on termination..................................       --       --     (5,841)       --        --        --
Contract maintenance charge..............................      (10)      --         (3)       --        (2)       --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   36,058    3,052     22,830    15,404    79,106     9,104
Adjustment to net assets allocated to contract in payout
 period..................................................       --       --         --        --        --        --
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from contract
 transactions............................................   36,048    3,052     56,545    15,404   105,854     9,104
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS........................   25,448    3,064     28,828    15,110    76,340     8,442
NET ASSETS AT BEGINNING OF PERIOD........................    3,064       --     15,110        --     8,442        --
                                                          --------   ------   --------   -------  --------   -------
NET ASSETS AT END OF PERIOD.............................. $ 28,512   $3,064   $ 43,938   $15,110  $ 84,782   $ 8,442
                                                          ========   ======   ========   =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      294       --      1,394        --       808        --
       Units issued......................................    4,931      588     13,237     1,860    17,350     6,236
       Units redeemed....................................   (1,620)    (294)    (7,343)     (466)   (5,691)   (5,428)
                                                          --------   ------   --------   -------  --------   -------
    Units outstanding at end of period...................    3,605      294      7,288     1,394    12,467       808
                                                          ========   ======   ========   =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced            Advanced
                                                              Series Trust    Series Trust        Series Trust
                                                              Sub-Account     Sub-Account          Sub-Account
                                                              ------------ -----------------  --------------------
                                                                  AST         AST Mid-Cap           AST Money
                                                               MFS Growth        Value               Market
                                                              ------------ -----------------  --------------------
                                                                  2008       2008   2007 (aj)    2008     2007 (aj)
                                                              ------------ -------  --------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................   $  (104)   $   128   $   (1)  $    2,447   $    65
Net realized gains (losses)..................................    (2,499)    (3,497)      --           --        --
Change in unrealized gains (losses)..........................    (3,291)    (3,430)     (17)          --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from operations............    (5,894)    (6,799)     (18)       2,447        65
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................        --         --       --      500,696    66,295
Benefit payments.............................................        --         --       --     (451,021)   (3,506)
Payments on termination......................................        --         --       --      (41,458)       --
Contract maintenance charge..................................        --         --       --          (36)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    12,758     12,853    4,175      937,610     3,507
Adjustment to net assets allocated to contract in payout
 period......................................................        --         --       --           --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from contract transactions.    12,758     12,853    4,175      945,791    66,296
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS............................     6,864      6,054    4,157      948,238    66,361
NET ASSETS AT BEGINNING OF PERIOD............................        --      4,157       --       66,361        --
                                                                -------    -------   ------   ----------   -------
NET ASSETS AT END OF PERIOD..................................   $ 6,864    $10,211   $4,157   $1,014,599   $66,361
                                                                =======    =======   ======   ==========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        --        426       --        6,546        --
       Units issued..........................................     2,051      5,292      851      193,296     6,891
       Units redeemed........................................    (1,041)    (4,007)    (425)    (100,881)     (345)
                                                                -------    -------   ------   ----------   -------
    Units outstanding at end of period.......................     1,010      1,711      426       98,961     6,546
                                                                =======    =======   ======   ==========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced              Advanced            Advanced
                                                      Series Trust          Series Trust        Series Trust
                                                       Sub-Account           Sub-Account        Sub-Account
                                                   --------------------  ------------------  -----------------
                                                           AST                   AST                AST
                                                    Neuberger Berman/     Neuberger Berman    Neuberger Berman
                                                   LSV Mid-Cap Value (f)   Mid-Cap Growth     Small-Cap Growth
                                                   --------------------- ------------------  -----------------
                                                     2008     2007 (aj)    2008    2007 (aj)   2008   2007 (aj)
                                                   --------   ---------  --------  --------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...................... $    203    $   (1)   $   (370)   $  --   $   (71)   $ --
Net realized gains (losses).......................      508        --      (2,505)       1       (31)     --
Change in unrealized gains (losses)...............  (18,744)      (17)    (13,468)       6    (2,245)    (26)
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from operations.  (18,033)      (18)    (16,343)       7    (2,347)    (26)
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..........................................    9,375        --      30,970       --       500      --
Benefit payments..................................       --        --          --       --        --      --
Payments on termination...........................       --        --          --       --        --      --
Contract maintenance charge.......................       (5)       --          (2)      --        (2)     --
Transfers among the sub-accounts and with the
  Fixed Account--net..............................   33,737     2,277       8,689      609     5,943     842
Adjustment to net assets allocated to contract in
  payout period...................................       --        --          --       --        --      --
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from contract
  transactions....................................   43,107     2,277      39,657      609     6,441     842
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS.................   25,074     2,259      23,314      616     4,094     816
NET ASSETS AT BEGINNING OF PERIOD.................    2,259        --         616       --       816      --
                                                   --------    ------    --------    -----   -------    ----
NET ASSETS AT END OF PERIOD....................... $ 27,333    $2,259    $ 23,930    $ 616   $ 4,910    $816
                                                   ========    ======    ========    =====   =======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......      225        --          58       --        72      --
       Units issued...............................    6,207       450       8,147      195     1,109     145
       Units redeemed.............................   (1,654)     (225)     (4,153)    (137)     (411)    (73)
                                                   --------    ------    --------    -----   -------    ----
    Units outstanding at end of period............    4,778       225       4,052       58       770      72
                                                   ========    ======    ========    =====   =======    ====

--------
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced         Advanced          Advanced
                                             Series Trust     Series Trust     Series Trust      Series Trust
                                             Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                           ---------------- ---------------- ---------------- ------------------
                                                 AST              AST              AST                AST
                                               Niemann         Parametric         PIMCO              PIMCO
                                            Capital Growth  Emerging Markets Limited Maturity    Total Return
                                           Asset Allocation      Equity            Bond              Bond
                                           ---------------- ---------------- ---------------- ------------------
                                                 2008           2008 (e)           2008         2008    2007 (aj)
                                           ---------------- ---------------- ---------------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $   (491)        $   (14)         $  2,853     $  3,683   $ 1,823
Net realized gains (losses)...............      (11,940)             (6)             (237)        (309)     (496)
Change in unrealized gains (losses).......         (261)         (2,001)           (6,259)     (11,705)      (44)
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 operations...............................      (12,692)         (2,021)           (3,643)      (8,331)    1,283
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      164,806              --            53,500        3,661        --
Benefit payments..........................           --              --                --           --        --
Payments on termination...................           --              --           (10,000)     (32,497)       --
Contract maintenance charge...............          (19)             --                --          (36)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................      (24,039)          6,717           144,659      160,600    65,372
Adjustment to net assets allocated to
 contract in payout period................           --              --                --           --        --
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 contract transactions....................      140,748           6,717           188,159      131,728    65,372
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS...................................      128,056           4,696           184,516      123,397    66,655
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --              --                --       66,655        --
                                               --------         -------          --------     --------   -------
NET ASSETS AT END OF PERIOD...............     $128,056         $ 4,696          $184,516     $190,052   $66,655
                                               ========         =======          ========     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --              --                --        6,291        --
       Units issued.......................       40,237             975            25,490       21,515    15,498
       Units redeemed.....................      (23,195)           (135)           (7,638)      (9,198)   (9,207)
                                               --------         -------          --------     --------   -------
    Units outstanding at end of period....       17,042             840            17,852       18,608     6,291
                                               ========         =======          ========     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced             Advanced             Advanced
                                                       Series Trust         Series Trust         Series Trust
                                                        Sub-Account          Sub-Account         Sub-Account
                                                   --------------------  ------------------  -------------------
                                                            AST                  AST                 AST
                                                       Preservation            QMA US        Schroders Multi-Asset
                                                     Asset Allocation     Equity Alpha (g)   World Strategies (h)
                                                   --------------------  ------------------  -------------------
                                                      2008     2007 (aj)   2008    2007 (aj)    2008     2007 (aj)
                                                   ----------  --------- --------  --------- ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (17,542) $   (102) $  1,468   $   602  $     431   $  1,745
Net realized gains (losses).......................   (334,685)     (113)   (8,714)   (1,011)   (78,711)     5,907
Change in unrealized gains (losses)...............   (332,203)    1,254   (28,090)     (169)    (4,800)    (7,407)
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from operations.   (684,430)    1,039   (35,336)     (578)   (83,080)       245
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................  4,794,226   473,208    13,375        --    548,322    134,819
Benefit payments..................................         --        --        --        --         --         --
Payments on termination...........................   (253,721)      (25)       --        --    (21,196)       (45)
Contract maintenance charge.......................     (1,380)       --        --        --        (62)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    288,277     6,606    80,997    12,276   (274,525)       467
Adjustment to net assets allocated to contract in
 payout period....................................         --        --        --        --         --         --
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  4,827,402   479,789    94,372    12,276    252,539    135,241
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS.................  4,142,972   480,828    59,036    11,698    169,459    135,486
NET ASSETS AT BEGINNING OF PERIOD.................    480,828        --    11,698        --    135,486         --
                                                   ----------  --------  --------   -------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $4,623,800  $480,828  $ 70,734   $11,698  $ 304,945   $135,486
                                                   ==========  ========  ========   =======  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     45,849        --     1,198        --     13,020         --
       Units issued...............................  1,023,879    72,637    20,192     7,302     97,970     26,417
       Units redeemed.............................   (514,157)  (26,788)   (9,397)   (6,104)   (68,357)   (13,397)
                                                   ----------  --------  --------   -------  ---------   --------
    Units outstanding at end of period............    555,571    45,849    11,993     1,198     42,633     13,020
                                                   ==========  ========  ========   =======  =========   ========

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced          Advanced               Advanced
                                                       Series Trust      Series Trust           Series Trust
                                                       Sub-Account        Sub-Account           Sub-Account
                                                     ---------------- ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. Rowe Price
                                                     Small-Cap Growth   Small-Cap Value       Asset Allocation
                                                     ---------------- ------------------  -----------------------
                                                           2008         2008    2007 (aj)     2008      2007 (aj)
                                                     ---------------- --------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (35)     $   (105)  $   107  $     9,463  $   16,759
Net realized gains (losses).........................      (1,035)       (2,102)    2,049   (1,203,370)     67,105
Change in unrealized gains (losses).................         (13)       (9,676)   (3,288)    (553,539)   (109,938)
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from operations...      (1,083)      (11,883)   (1,132)  (1,747,446)    (26,074)
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       1,220         6,904        --    5,164,320   2,598,369
Benefit payments....................................          --            --        --           --          --
Payments on termination.............................          --       (12,144)       --     (199,226)     (6,418)
Contract maintenance charge.........................          --            (2)       --         (621)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................         642        20,839    23,244   (2,674,928)    244,694
Adjustment to net assets allocated to contract in
 payout period......................................          --            --        --           --          --
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................       1,862        15,597    23,244    2,289,545   2,836,645
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................         779         3,714    22,112      542,099   2,810,571
NET ASSETS AT BEGINNING OF PERIOD...................          --        22,112        --    2,810,571          --
                                                         -------      --------   -------  -----------  ----------
NET ASSETS AT END OF PERIOD.........................     $   779      $ 25,826   $22,112  $ 3,352,670  $2,810,571
                                                         =======      ========   =======  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --         2,342        --      275,676          --
       Units issued.................................       1,250         5,325     4,206    1,220,834     413,265
       Units redeemed...............................      (1,127)       (3,719)   (1,864)  (1,045,215)   (137,589)
                                                         -------      --------   -------  -----------  ----------
    Units outstanding at end of period..............         123         3,948     2,342      451,295     275,676
                                                         =======      ========   =======  ===========  ==========

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                       Advanced           Advanced
                                                                     Series Trust       Series Trust
                                                                     Sub-Account         Sub-Account
                                                                  -----------------  ------------------
                                                                         AST                 AST
                                                                    T. Rowe Price       T. Rowe Price
                                                                        Global            Large-Cap
                                                                         Bond              Growth
                                                                  -----------------  ------------------
                                                                    2008   2007 (aj)   2008    2007 (aj)
                                                                  -------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $ 1,994   $   (1)  $   (401)  $   (24)
Net realized gains (losses)......................................  (1,336)      --     (4,790)       (2)
Change in unrealized gains (losses)..............................  (4,614)      70    (10,603)     (762)
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from operations................  (3,956)      69    (15,794)     (788)
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................     500       --      1,220    11,371
Benefit payments.................................................      --       --         --        --
Payments on termination..........................................    (202)      --         --        --
Contract maintenance charge......................................     (10)      --        (18)       --
Transfers among the sub-accounts and with the Fixed Account--net.  57,796    6,081     17,480     8,349
Adjustment to net assets allocated to contract in payout period..      --       --         --        --
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from contract transactions.....  58,084    6,081     18,682    19,720
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS................................  54,128    6,150      2,888    18,932
NET ASSETS AT BEGINNING OF PERIOD................................   6,150       --     18,932        --
                                                                  -------   ------   --------   -------
NET ASSETS AT END OF PERIOD...................................... $60,278   $6,150   $ 21,820   $18,932
                                                                  =======   ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     579       --      1,876        --
       Units issued..............................................   9,545    1,157      8,321     2,699
       Units redeemed............................................  (4,233)    (578)    (6,509)     (823)
                                                                  -------   ------   --------   -------
    Units outstanding at end of period...........................   5,891      579      3,688     1,876
                                                                  =======   ======   ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Franklin
                                                      Advanced               Advanced            Templeton Variable
                                                    Series Trust           Series Trust       Insurance Products Trust
                                                     Sub-Account           Sub-Account              Sub-Account
                                                 ------------------  -----------------------  ------------------------
                                                                                                      Franklin
                                                         AST                   AST                 Templeton VIP
                                                    T. Rowe Price              UBS                 Founding Funds
                                                  Natural Resources       Dynamic Alpha              Allocation
                                                 ------------------  -----------------------  ------------------------
                                                   2008    2007 (aj)     2008      2007 (aj)          2008 (i)
                                                 --------  --------- -----------  ----------  ------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (702)  $   125  $   (33,472) $    5,097        $    22,710
Net realized gains (losses).....................    3,598     1,878     (447,272)       (293)          (395,144)
Change in unrealized gains (losses).............  (70,061)   (1,456)    (126,446)    (24,515)          (158,649)
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from
 operations.....................................  (67,165)      547     (607,190)    (19,711)          (531,083)
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   37,928    39,632    3,629,254   1,411,421          3,484,538
Benefit payments................................       --        --           --          --                 --
Payments on termination.........................   (1,386)       --     (105,733)       (252)            (3,738)
Contract maintenance charge.....................      (19)       --       (1,402)         --               (434)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68,467     3,912   (2,194,562)      3,120         (1,277,392)
Adjustment to net assets allocated to contract
 in payout period...............................       --        --           --          --                 --
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from contract
 transactions...................................  104,990    43,544    1,327,557   1,414,289          2,202,974
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   37,825    44,091      720,367   1,394,578          1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   44,091        --    1,394,578          --                 --
                                                 --------   -------  -----------  ----------        -----------
NET ASSETS AT END OF PERIOD..................... $ 81,916   $44,091  $ 2,114,945  $1,394,578        $ 1,671,891
                                                 ========   =======  ===========  ==========        ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    3,785        --      144,050          --                 --
       Units issued.............................   14,834     4,001      733,132     256,044            700,299
       Units redeemed...........................   (4,359)     (216)    (608,162)   (111,994)          (449,035)
                                                 --------   -------  -----------  ----------        -----------
    Units outstanding at end of period..........   14,260     3,785      269,020     144,050            251,264
                                                 ========   =======  ===========  ==========        ===========

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     AIM Variable                AIM Variable
                                                                    Insurance Funds            Insurance Funds
                                                                      Sub-Account                Sub-Account
                                                              --------------------------  -------------------------
                                                                       AIM V. I.
                                                                    Basic Balanced          AIM V. I. Basic Value
                                                              --------------------------  -------------------------
                                                                  2008          2007          2008          2007
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $    786,202  $    626,963  $   (102,657) $  (246,172)
Net realized gains (losses)..................................   (1,328,155)    1,015,655     2,366,124    3,463,895
Change in unrealized gains (losses)..........................  (12,431,727)   (1,083,823)  (13,115,524)  (3,003,704)
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations............  (12,973,680)      558,795   (10,852,057)     214,019
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       43,646        12,005         4,530       28,864
Benefit payments.............................................     (899,720)   (1,840,544)     (462,872)    (642,995)
Payments on termination......................................   (5,979,746)   (9,023,357)   (3,215,225)  (5,972,698)
Contract maintenance charge..................................      (13,554)      (16,971)       (6,926)      (9,408)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (1,573,339)      474,997    (1,575,212)    (277,052)
Adjustment to net assets allocated to contract in payout
 period......................................................           --            --            --           --
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions.   (8,422,713)  (10,393,870)   (5,255,705)  (6,873,289)
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS............................  (21,396,393)   (9,835,075)  (16,107,762)  (6,659,270)
NET ASSETS AT BEGINNING OF PERIOD............................   39,457,902    49,292,977    24,740,057   31,399,327
                                                              ------------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD.................................. $ 18,061,509  $ 39,457,902  $  8,632,295  $24,740,057
                                                              ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    3,321,755     4,170,832     1,710,089    2,172,050
       Units issued..........................................      278,031       450,026        71,211      176,200
       Units redeemed........................................   (1,091,199)   (1,299,103)     (526,162)    (638,161)
                                                              ------------  ------------  ------------  -----------
    Units outstanding at end of period.......................    2,508,587     3,321,755     1,255,138    1,710,089
                                                              ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              AIM Variable                AIM Variable               AIM Variable
                                             Insurance Funds            Insurance Funds             Insurance Funds
                                               Sub-Account                Sub-Account                 Sub-Account
                                       --------------------------  -------------------------  --------------------------
                                                AIM V. I.                  AIM V. I.
                                          Capital Appreciation        Capital Development        AIM V. I. Core Equity
                                       --------------------------  -------------------------  --------------------------
                                           2008          2007          2008          2007         2008          2007
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $ (1,720,955) $ (2,664,021) $   (209,958) $  (341,885) $    838,695  $   (906,162)
Net realized gains (losses)...........   (1,946,468)    5,323,481     1,990,105    4,505,247     2,377,730     8,722,967
Change in unrealized gains
 (losses).............................  (60,709,415)   16,060,948   (10,700,350)  (1,853,501)  (55,044,098)    7,046,254
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (64,376,838)   18,720,408    (8,920,203)   2,309,861   (51,827,673)   14,863,059
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      374,593       285,123         2,835       18,332       362,152       191,205
Benefit payments......................   (3,604,826)   (6,073,044)     (347,602)    (585,039)   (6,953,337)   (7,659,192)
Payments on termination...............  (17,492,609)  (31,276,068)   (2,196,113)  (5,217,461)  (24,194,037)  (37,983,458)
Contract maintenance charge...........      (68,831)      (84,421)       (5,332)      (7,168)      (86,251)     (102,115)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (6,265,405)   (9,774,852)   (1,181,496)     173,066    (7,855,159)   (6,780,710)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --           --            --            --
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (27,057,078)  (46,923,262)   (3,727,708)  (5,618,270)  (38,726,632)  (52,334,270)
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (91,433,916)  (28,202,854)  (12,647,911)  (3,308,409)  (90,554,305)  (37,471,211)
NET ASSETS AT BEGINNING
 OF PERIOD............................  167,151,434   195,354,288    21,287,211   24,595,620   194,919,453   232,390,664
                                       ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 75,717,518  $167,151,434  $  8,639,300  $21,287,211  $104,365,148  $194,919,453
                                       ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   14,459,948    18,508,280     1,156,252    1,448,079    13,757,442    17,450,854
       Units issued...................      548,993     1,243,622        58,852      197,890       436,740     1,122,604
       Units redeemed.................   (3,462,094)   (5,291,954)     (311,206)    (489,717)   (3,507,818)   (4,816,016)
                                       ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................   11,546,847    14,459,948       903,898    1,156,252    10,686,364    13,757,442
                                       ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable              AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds           Insurance Funds
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  AIM V. I.                 AIM V. I.
                                             Diversified Income       Government Securities     AIM V. I. High Yield
                                          ------------------------  ------------------------  ------------------------
                                              2008         2007         2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   979,944  $ 1,090,656  $   494,543  $   572,265  $   602,258  $   600,552
Net realized gains (losses)..............  (1,422,334)    (751,761)     346,192       85,568     (561,355)    (141,419)
Change in unrealized gains (losses)......  (2,134,406)    (252,099)   1,496,249      458,983   (2,318,399)    (423,174)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,576,796)      86,796    2,336,984    1,116,816   (2,277,496)      35,959
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      72,290       25,560      202,519        5,810       35,881       55,703
Benefit payments.........................    (526,147)    (709,956)  (1,606,138)    (978,242)    (190,368)    (447,256)
Payments on termination..................  (3,593,864)  (4,815,034)  (4,927,187)  (3,815,408)  (1,717,332)  (2,612,829)
Contract maintenance charge..............      (5,052)      (5,758)      (7,753)      (7,335)      (3,398)      (3,871)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (385,705)     872,512    4,362,886      910,666     (436,209)     (34,762)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,438,478)  (4,632,676)  (1,975,673)  (3,884,509)  (2,311,426)  (3,043,015)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,015,274)  (4,545,880)     361,311   (2,767,693)  (4,588,922)  (3,007,056)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,044,780   22,590,660   22,708,937   25,476,630   10,238,138   13,245,194
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,029,506  $18,044,780  $23,070,248  $22,708,937  $ 5,649,216  $10,238,138
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,494,794    1,872,442    1,660,149    1,950,594      949,547    1,225,477
       Units issued......................     140,132      303,506      471,438      297,593       56,636      137,768
       Units redeemed....................    (540,336)    (681,154)    (606,122)    (588,038)    (290,613)    (413,698)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,094,590    1,494,794    1,525,465    1,660,149      715,570      949,547
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable               AIM Variable
                                                Insurance Funds            Insurance Funds           Insurance Funds
                                                  Sub-Account                Sub-Account               Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                                   AIM V. I.                  AIM V. I.                 AIM V. I.
                                             International Growth         Large Cap Growth         Mid Cap Core Equity
                                          --------------------------  ------------------------  -------------------------
                                              2008          2007          2008         2007         2008          2007
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (377,764) $   (634,864) $  (184,844) $  (257,952) $     (1,487) $  (334,589)
Net realized gains (losses)..............    3,624,004     6,629,059      122,802      696,722     2,227,053    1,611,671
Change in unrealized gains (losses)......  (24,566,029)    1,870,564   (6,243,875)   2,015,733    (8,150,080)     938,743
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (21,319,789)    7,864,759   (6,305,917)   2,454,503    (5,924,514)   2,215,825
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      150,870       102,728       22,630       15,810        28,365       27,763
Benefit payments.........................     (911,918)   (1,962,039)    (226,676)    (515,073)     (661,328)    (857,309)
Payments on termination..................   (6,077,606)  (11,868,813)  (3,167,681)  (2,895,757)   (3,424,748)  (6,326,916)
Contract maintenance charge..............      (19,626)      (23,761)      (8,072)      (9,097)       (6,475)      (7,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,648,798)    1,859,583     (310,722)     165,683      (792,177)    (177,176)
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --           --            --           --
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (10,507,078)  (11,892,302)  (3,690,521)  (3,238,434)   (4,856,363)  (7,340,948)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (31,826,867)   (4,027,543)  (9,996,438)    (783,931)  (10,780,877)  (5,125,123)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,799,786    62,827,329   18,301,845   19,085,776    23,623,859   28,748,982
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 26,972,919  $ 58,799,786  $ 8,305,407  $18,301,845  $ 12,842,982  $23,623,859
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,091,736     3,716,654    1,447,748    1,721,358     1,439,601    1,897,950
       Units issued......................      133,949       510,277      133,796      186,522       153,999      260,698
       Units redeemed....................     (835,716)   (1,135,195)    (501,546)    (460,132)     (473,524)    (719,047)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    2,389,969     3,091,736    1,079,998    1,447,748     1,120,076    1,439,601
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable             AIM Variable
                                                Insurance Funds           Insurance Funds           Insurance Funds
                                                  Sub-Account               Sub-Account               Sub-Account
                                          --------------------------  -----------------------  ------------------------
                                            AIM V. I. Money Market      AIM V. I. Technology      AIM V. I. Utilities
                                          --------------------------  -----------------------  ------------------------
                                              2008          2007          2008        2007         2008         2007
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    146,819  $    673,873  $   (46,451) $  (72,498) $   118,028  $    49,037
Net realized gains (losses)..............           --            --       49,120     338,220    1,598,467    2,396,009
Change in unrealized gains (losses)......           --            --   (1,872,573)     52,796   (5,924,660)      48,499
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      146,819       673,873   (1,869,904)    318,518   (4,208,165)   2,493,545
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      100,916        15,390        2,141       5,424       59,706        7,638
Benefit payments.........................   (1,888,730)   (6,618,712)     (50,681)   (432,370)    (291,743)    (324,425)
Payments on termination..................  (14,860,701)  (11,806,577)    (536,480)   (755,623)  (1,792,980)  (3,187,854)
Contract maintenance charge..............       (7,201)       (6,671)      (2,307)     (2,754)      (4,885)      (5,393)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   18,162,692    18,402,653     (415,021)    205,130     (313,409)     192,883
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --          --           --           --
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    1,506,976       (13,917)  (1,002,348)   (980,193)  (2,343,311)  (3,317,151)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    1,653,795       659,956   (2,872,252)   (661,675)  (6,551,476)    (823,606)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,739,818    21,079,862    4,857,722   5,519,397   13,859,397   14,683,003
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 23,393,613  $ 21,739,818  $ 1,985,470  $4,857,722  $ 7,307,921  $13,859,397
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,818,316     1,820,869      375,301     452,712      668,053      841,516
       Units issued......................    1,760,095     2,556,551       27,005      87,379       62,256      101,921
       Units redeemed....................   (1,631,473)   (2,559,104)    (121,781)   (164,790)    (202,155)    (275,384)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    1,946,938     1,818,316      280,525     375,301      528,154      668,053
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance    AIM Variable Insurance    AIM Variable Insurance
                                              Funds Series II          Funds Series II            Funds Series II
                                                Sub-Account              Sub-Account                Sub-Account
                                          ----------------------  -------------------------  ------------------------
                                                 AIM V. I.                                           AIM V. I.
                                             Basic Balanced II     AIM V. I. Basic Value II   Capital Appreciation II
                                          ----------------------  -------------------------  ------------------------
                                             2008        2007         2008          2007         2008         2007
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   33,810  $   21,213  $   (170,089) $  (300,880) $   (91,894) $  (136,182)
Net realized gains (losses)..............     14,890      42,931     2,278,057    1,975,763      120,187      335,559
Change in unrealized gains (losses)......   (682,242)    (56,590)  (11,711,986)  (1,650,916)  (3,138,788)     590,654
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (633,542)      7,554    (9,604,018)      23,967   (3,110,495)     790,031
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --         502        16,449       26,559        4,767       15,482
Benefit payments.........................    (43,119)    (29,302)     (160,798)    (265,153)     (62,809)      (3,655)
Payments on termination..................   (133,429)    (91,964)   (1,397,612)  (2,263,626)    (361,948)    (440,348)
Contract maintenance charge..............         --          --       (46,363)     (62,988)     (12,690)     (16,653)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (80,728)    (27,148)      405,775     (217,874)    (732,738)    (626,882)
Adjustment to net assets allocated to
 contract in payout period...............         --          --            --           --           --           --
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (257,276)   (147,912)   (1,182,549)  (2,783,082)  (1,165,418)  (1,072,056)
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (890,818)   (140,358)  (10,786,567)  (2,759,115)  (4,275,913)    (282,025)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,797,350   1,937,708    19,438,477   22,197,592    7,992,016    8,274,041
                                          ----------  ----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $  906,532  $1,797,350  $  8,651,910  $19,438,477  $ 3,716,103  $ 7,992,016
                                          ==========  ==========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    160,341     173,375     1,259,674    1,430,759      545,611      620,133
       Units issued......................      2,815       8,080       159,243       62,753       12,008       18,034
       Units redeemed....................    (29,703)    (21,114)     (240,738)    (233,838)    (112,174)     (92,556)
                                          ----------  ----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    133,453     160,341     1,178,179    1,259,674      445,445      545,611
                                          ==========  ==========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable Insurance  AIM Variable Insurance  AIM Variable Insurance
                                                   Funds Series II          Funds Series II        Funds Series II
                                                     Sub-Account              Sub-Account            Sub-Account
                                                 ---------------------  -----------------------  ---------------------
                                                      AIM V. I.                                       AIM V. I.
                                                 Capital Development II AIM V. I. Core Equity II Diversified Income II
                                                 ---------------------  -----------------------  ---------------------
                                                    2008       2007         2008        2007        2008       2007
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (8,423)  $(12,240)  $     3,646  $  (46,775) $  32,234   $ 28,897
Net realized gains (losses).....................    74,394     88,508        50,800     175,868    (28,159)    (5,285)
Change in unrealized gains (losses).............  (389,265)   (20,682)   (1,336,017)    191,286    (80,713)   (24,504)
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................  (323,294)    55,586    (1,281,571)    320,379    (76,638)      (892)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        44     10,343        13,020       1,385        692      8,719
Benefit payments................................    (3,214)        --        (6,179)    (68,905)        --     (8,419)
Payments on termination.........................   (10,127)   (66,043)     (494,144)   (641,278)   (29,524)   (24,708)
Contract maintenance charge.....................        --         --       (10,564)    (13,404)        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (60,359)   141,085      (166,233)   (275,955)   (66,368)     1,884
Adjustment to net assets allocated to contract
 in payout period...............................        --         --            --          --         --         --
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (73,656)    85,385      (664,100)   (998,157)   (95,200)   (22,524)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (396,950)   140,971    (1,945,671)   (677,778)  (171,838)   (23,416)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   733,288    592,317     4,618,125   5,295,903    528,409    551,825
                                                 ---------   --------   -----------  ----------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $ 336,338   $733,288   $ 2,672,454  $4,618,125  $ 356,571   $528,409
                                                 =========   ========   ===========  ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    47,215     41,417       389,485     473,969     46,380     48,346
       Units issued.............................     1,624     12,041        11,043      18,418      4,578      6,623
       Units redeemed...........................    (7,210)    (6,243)      (72,602)   (102,902)   (13,239)    (8,589)
                                                 ---------   --------   -----------  ----------  ---------   --------
    Units outstanding at end of period..........    41,629     47,215       327,926     389,485     37,719     46,380
                                                 =========   ========   ===========  ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                                    Funds Series II        Funds Series II           Funds Series II
                                                      Sub-Account            Sub-Account               Sub-Account
                                                ----------------------   ---------------------   ----------------------
                                                       AIM V. I.                                        AIM V. I.
                                                Government Securities II AIM V. I. High Yield II International Growth II
                                                ----------------------   ---------------------   ----------------------
                                                   2008         2007        2008        2007        2008        2007
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   43,806   $   23,195  $  40,293    $ 35,712   $  (12,691) $  (21,922)
Net realized gains (losses)....................      4,017      (11,249)   (34,426)      5,982      113,892     118,707
Change in unrealized gains (losses)............    154,448       36,865   (167,357)    (44,647)    (681,650)    106,549
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 operations....................................    202,271       48,811   (161,490)     (2,953)    (580,449)    203,334
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................        600        1,615    104,033       8,900        1,768       7,335
Benefit payments...............................    (47,772)     (99,124)  (103,410)         --           --          --
Payments on termination........................   (140,949)     (88,022)   (27,973)    (28,799)     (42,467)   (139,579)
Contract maintenance charge....................         --           --         --          --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  1,332,245     (136,653)   (90,402)    (57,850)    (296,094)    (27,808)
Adjustment to net assets allocated to contract
 in payout period..............................         --           --         --          --           --          --
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions.........................  1,144,124     (322,184)  (117,752)    (77,749)    (336,793)   (160,052)
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  1,346,395     (273,373)  (279,242)    (80,702)    (917,242)     43,282
NET ASSETS AT BEGINNING OF
 PERIOD........................................  1,089,092    1,362,465    651,345     732,047    1,636,148   1,592,866
                                                ----------   ----------  ---------    --------   ----------  ----------
NET ASSETS AT END OF PERIOD.................... $2,435,487   $1,089,092  $ 372,103    $651,345   $  718,906  $1,636,148
                                                ==========   ==========  =========    ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     95,391      124,477     46,539      52,082       78,304      85,855
       Units issued............................    127,255       13,859      8,669       3,754        2,283       6,719
       Units redeemed..........................    (27,547)     (42,945)   (18,867)     (9,297)     (21,825)    (14,270)
                                                ----------   ----------  ---------    --------   ----------  ----------
    Units outstanding at end of period.........    195,099       95,391     36,341      46,539       58,762      78,304
                                                ==========   ==========  =========    ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                              Funds Series II         Funds Series II          Funds Series II
                                                Sub-Account             Sub-Account              Sub-Account
                                          ----------------------  -----------------------  ----------------------
                                                 AIM V. I.               AIM V. I.                AIM V. I.
                                            Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                          ----------------------  -----------------------  ----------------------
                                             2008        2007         2008        2007        2008        2007
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,854) $  (16,384) $   (23,424) $ (118,164) $    6,735  $   58,109
Net realized gains (losses)..............      9,123      14,850      613,597     216,597          --          --
Change in unrealized gains (losses)......   (400,710)    135,198   (2,323,511)    417,721          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   (404,441)    133,664   (1,733,338)    516,154       6,735      58,109
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       24,574      26,254          54          --
Benefit payments.........................     (5,916)    (16,361)     (78,692)   (101,442)    (70,790)    (28,252)
Payments on termination..................    (71,888)    (65,264)    (935,397)   (526,649)   (333,839)   (401,325)
Contract maintenance charge..............         --          --      (13,475)    (15,583)         --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     14,568       7,012     (193,829)   (149,596)     91,137     579,779
Adjustment to net assets allocated to
 contract in payout period...............         --          --           --          --          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (63,236)    (74,613)  (1,196,819)   (767,016)   (313,438)    150,202
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (467,677)     59,051   (2,930,157)   (250,862)   (306,703)    208,311
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,106,307   1,047,256    6,739,231   6,990,093   2,351,768   2,143,457
                                          ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $  638,630  $1,106,307  $ 3,809,074  $6,739,231  $2,045,065  $2,351,768
                                          ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,996      94,569      488,368     545,360     228,198     213,379
       Units issued......................      9,402       2,697       23,540      28,375      27,467      72,102
       Units redeemed....................    (13,612)     (9,270)    (119,738)    (85,367)    (57,986)    (57,283)
                                          ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     83,786      87,996      392,170     488,368     197,679     228,198
                                          ==========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                  Alliance
                                           AIM Variable Insurance AIM Variable Insurance     Bernstein Variable
                                             Funds Series II        Funds Series II          Product Series Fund
                                               Sub-Account            Sub-Account                Sub-Account
                                           ---------------------  ---------------------  --------------------------
                                                AIM V. I.              AIM V. I.                  Alliance
                                              Technology II           Utilities II          Bernstein VPS Growth
                                           ---------------------  ---------------------  --------------------------
                                             2008        2007        2008       2007         2008          2007
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,224)   $ (2,117)  $   7,881   $  1,728   $   (646,423) $   (976,582)
Net realized gains (losses)...............   (1,658)      7,005     106,463    120,011        179,734     2,599,533
Change in unrealized gains (losses).......  (43,739)      2,529    (421,041)    32,958    (20,707,289)    4,387,924
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (46,621)      7,417    (306,697)   154,697    (21,173,978)    6,010,875
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      138         679      59,013        970         68,559       219,538
Benefit payments..........................       --          --     (58,721)   (41,507)      (702,491)     (998,608)
Payments on termination...................   (6,994)     (5,193)    (34,414)   (76,692)    (6,470,584)   (8,030,624)
Contract maintenance charge...............       --          --          --         --       (100,518)     (121,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (22,653)     (7,205)    (58,644)    61,320     (3,099,047)   (1,279,581)
Adjustment to net assets allocated to
 contract in payout period................       --          --          --         --             --            --
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (29,509)    (11,719)    (92,766)   (55,909)   (10,304,081)  (10,210,298)
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (76,130)     (4,302)   (399,463)    98,788    (31,478,059)   (4,199,423)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  119,112     123,414     971,474    872,686     55,665,096    59,864,519
                                            --------   --------   ---------   --------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 42,982    $119,112   $ 572,011   $971,474   $ 24,187,037  $ 55,665,096
                                            ========   ========   =========   ========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    9,382      10,283      47,502     50,485      5,068,225     6,256,329
       Units issued.......................      345       1,279       5,548     11,964        301,736       621,550
       Units redeemed.....................   (3,513)     (2,180)    (11,025)   (14,947)    (1,504,053)   (1,809,654)
                                            --------   --------   ---------   --------   ------------  ------------
    Units outstanding at end of period....    6,214       9,382      42,025     47,502      3,865,908     5,068,225
                                            ========   ========   =========   ========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Alliance                    Alliance                   Alliance
                                     Bernstein Variable          Bernstein Variable         Bernstein Variable
                                     Product Series Fund        Product Series Fund        Product Series Fund
                                         Sub-Account                Sub-Account                Sub-Account
                                 --------------------------  -------------------------  -------------------------
                                   Alliance Bernstein VPS      Alliance Bernstein VPS     Alliance Bernstein VPS
                                       Growth & Income          International Value          Large Cap Growth
                                 --------------------------  -------------------------  -------------------------
                                     2008          2007          2008          2007         2008          2007
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    180,350  $   (849,086) $   (237,374) $  (276,531) $   (475,415) $  (690,055)
Net realized gains (losses).....   16,626,507    19,748,162       944,465    3,118,766       (72,245)   1,631,401
Change in unrealized gains
 (losses).......................  (77,351,929)  (12,361,600)  (22,997,660)  (1,207,938)  (13,611,973)   3,711,972
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from operations.........  (60,545,072)    6,537,476   (22,290,569)   1,634,297   (14,159,633)   4,653,318
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      374,644       263,140        81,364      697,754       460,152       39,260
Benefit payments................   (2,442,835)   (3,812,816)     (893,213)    (677,146)   (1,093,110)    (594,325)
Payments on termination.........  (21,713,105)  (33,707,044)   (2,346,674)  (2,555,023)   (4,558,790)  (8,262,819)
Contract maintenance
 charge.........................     (140,409)     (178,491)     (137,322)    (162,883)      (29,349)     (34,718)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (6,705,934)   (7,080,944)    3,221,779    2,423,495      (464,474)    (641,258)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --           --            --           --
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (30,627,639)  (44,516,155)      (74,066)    (273,803)   (5,685,571)  (9,493,860)
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (91,172,711)  (37,978,679)  (22,364,635)   1,360,494   (19,845,204)  (4,840,542)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  165,770,841   203,749,520    42,873,418   41,512,924    39,212,588   44,053,130
                                 ------------  ------------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 74,598,130  $165,770,841  $ 20,508,783  $42,873,418  $ 19,367,384  $39,212,588
                                 ============  ============  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   11,799,587    14,983,211     2,617,431    2,631,181     4,752,977    6,022,160
       Units issued.............      481,186       968,199       739,884      513,437       536,456      765,511
       Units redeemed...........   (3,182,711)   (4,151,823)     (631,681)    (527,187)   (1,365,097)  (2,034,694)
                                 ------------  ------------  ------------  -----------  ------------  -----------
    Units outstanding at end
     of period..................    9,098,062    11,799,587     2,725,634    2,617,431     3,924,336    4,752,977
                                 ============  ============  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Alliance                  Alliance                 Alliance
                                              Bernstein Variable        Bernstein Variable       Bernstein Variable
                                             Product Series Fund       Product Series Fund      Product Series Fund
                                                 Sub-Account               Sub-Account              Sub-Account
                                          -------------------------  -----------------------  -----------------------
                                            Alliance Bernstein VPS    Alliance Bernstein VPS          Alliance
                                             Small/Mid Cap Value          Utility Income        Bernstein VPS Value
                                          -------------------------  -----------------------  -----------------------
                                              2008          2007         2008        2007         2008        2007
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (415,555) $  (510,782) $    66,227  $   22,667  $    15,862  $  (20,934)
Net realized gains (losses)..............    2,750,162    4,742,220      616,964     290,459      (37,649)    244,215
Change in unrealized gains (losses)......  (15,783,343)  (3,979,819)  (3,657,462)    932,542   (1,449,111)   (456,240)
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (13,448,736)     251,619   (2,974,271)  1,245,668   (1,470,898)   (232,959)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       22,623      160,563       11,137     175,317        1,000      36,943
Benefit payments.........................     (275,658)    (794,128)     (30,259)   (192,060)     (20,128)    (29,729)
Payments on termination..................   (6,109,650)  (4,058,807)  (1,149,860)   (279,139)    (254,113)   (149,192)
Contract maintenance charge..............     (154,235)    (184,547)     (24,647)    (20,484)     (11,304)    (12,929)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,967,625)    (338,812)      93,273   1,216,984      (77,719)   (489,880)
Adjustment to net assets allocated to
 contract in payout period...............           --           --           --          --           --          --
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (9,484,545)  (5,215,731)  (1,100,356)    900,618     (362,264)   (644,787)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (22,933,281)  (4,964,112)  (4,074,627)  2,146,286   (1,833,162)   (877,746)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   44,404,325   49,368,437    8,265,132   6,118,846    3,746,707   4,624,453
                                          ------------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 21,471,044  $44,404,325  $ 4,190,505  $8,265,132  $ 1,913,545  $3,746,707
                                          ============  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,375,213    2,636,231      518,987     460,431      311,265     362,312
       Units issued......................      122,754      209,766      103,795     204,381       32,497      49,395
       Units redeemed....................     (682,712)    (470,784)    (199,209)   (145,825)     (69,644)   (100,442)
                                          ------------  -----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    1,815,255    2,375,213      423,573     518,987      274,118     311,265
                                          ============  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               American          American           Dreyfus
                                                           Century Variable  Century Variable Socially Responsible
                                                           Portfolios, Inc   Portfolios, Inc   Growth Fund, Inc.
                                                             Sub-Account       Sub-Account        Sub-Account
                                                          -----------------  ---------------- ----------------------
                                                                                 American
                                                           American Century      Century        Dreyfus Socially
                                                             VP Balanced     VP International Responsible Growth Fund
                                                          -----------------  ---------------- ----------------------
                                                            2008     2007          2007          2008        2007
                                                          -------  --------  ----------------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $   239  $    474      $    (43)    $    (103)   $ (1,818)
Net realized gains (losses)..............................   1,309       979         1,556        12,460         927
Change in unrealized gains (losses)......................  (6,640)     (175)        2,988       (28,794)     13,631
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from operations........  (5,092)    1,278         4,501       (16,437)     12,740
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................      --        --            --            85          --
Benefit payments.........................................      --        --            --        (4,292)         --
Payments on termination..................................    (681)  (27,728)      (34,863)      (14,584)    (87,002)
Contract maintenance charge..............................      (7)       (8)           --           (52)        (52)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................     (22)       --            --      (103,293)         --
Adjustment to net assets allocated to contract in payout
 period..................................................      --        --            --            --          --
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from contract
 transactions............................................    (710)  (27,736)           --      (122,136)    (87,054)
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS........................  (5,802)  (26,458)      (30,362)     (138,573)    (74,314)
NET ASSETS AT BEGINNING OF PERIOD........................  23,707    50,165        30,362       158,575     232,889
                                                          -------  --------      --------      ---------   --------
NET ASSETS AT END OF PERIOD.............................. $17,905  $ 23,707      $     --     $  20,002    $158,575
                                                          =======  ========      ========      =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.............   1,507     3,281         1,864        17,438      26,023
       Units issued......................................      --        --            --         1,267       1,567
       Units redeemed....................................     (58)   (1,774)       (1,864)      (15,592)    (10,152)
                                                          -------  --------      --------      ---------   --------
    Units outstanding at end of period...................   1,449     1,507            --         3,113      17,438
                                                          =======  ========      ========      =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                              Dreyfus Variable       Dreyfus Variable
                                                   Dreyfus Stock Index Fund    Investment Fund        Investment Fund
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------   --------------------  ----------------------
                                                                                                            VIF
                                                   Dreyfus Stock Index Fund  VIF Growth & Income       Money Market
                                                   ----------------------   --------------------  ----------------------
                                                      2008         2007        2008       2007        2008        2007
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    5,052   $    3,356  $  (1,151) $  (1,749) $     8,450  $  26,030
Net realized gains (losses).......................     58,543       75,530     20,819     35,475           --         --
Change in unrealized gains (losses)...............   (448,429)     (24,083)  (104,057)   (14,784)          --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from
 operations.......................................   (384,834)      54,803    (84,389)    18,942        8,450     26,030
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,000       10,000         --         --           --         --
Benefit payments..................................    (61,577)     (18,759)        --    (37,203)     (88,076)  (283,011)
Payments on termination...........................   (147,293)    (245,568)   (22,994)   (70,626)  (1,672,397)  (409,299)
Contract maintenance charge.......................       (533)        (626)      (139)      (164)        (419)      (315)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (135,991)      (3,733)     4,168     (5,592)   2,716,525    636,399
Adjustment to net assets allocated to contract in
 payout period....................................         --           --         --         --           --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (340,394)    (258,686)   (18,965)  (113,585)     955,633    (56,226)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (725,228)    (203,883)  (103,354)   (94,643)     964,083    (30,196)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  1,290,547    1,494,430    223,282    317,925      773,155    803,351
                                                   ----------   ----------  ---------  ---------  -----------  ---------
NET ASSETS AT END OF PERIOD....................... $  565,319   $1,290,547  $ 119,928  $ 223,282  $ 1,737,238  $ 773,155
                                                   ==========   ==========  =========  =========  ===========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    104,229      125,849     17,238     27,070       70,655     75,375
       Units issued...............................      7,063        3,260        623      4,584      357,426     79,711
       Units redeemed.............................    (38,453)     (24,880)    (1,947)   (14,416)    (271,878)   (84,431)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
    Units outstanding at end of period............     72,839      104,229     15,914     17,238      156,203     70,655
                                                   ==========   ==========  =========  =========  ===========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                     Dreyfus Variable
                                                     Investment Fund  DWS Variable Series I  DWS Variable Series I
                                                       Sub-Account        Sub-Account             Sub-Account
                                                     ---------------- -------------------   ----------------------
                                                           VIF
                                                      Small Company                                   DWS
                                                          Stock          DWS Bond VIP A      Capital Growth VIP A
                                                     ---------------- -------------------   ----------------------
                                                        2007 (ak)        2008       2007       2008        2007
                                                     ---------------- ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (417)    $  32,465   $ 29,581  $    5,035  $   (1,713)
Net realized gains (losses).........................       26,102       (14,236)     3,716       7,615      51,548
Change in unrealized gains (losses).................      (18,820)     (126,016)       874    (563,985)    132,100
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from operations...        6,865      (107,787)    34,171    (551,335)    181,935
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................           --            30      3,060       7,525      11,860
Benefit payments....................................       (2,915)       20,538     (2,697)      3,900     (26,633)
Payments on termination.............................           --       (36,660)   (96,311)    (85,091)   (305,648)
Contract maintenance charge.........................          (16)           --         --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (87,703)     (223,170)    51,505     (36,273)     52,901
Adjustment to net assets allocated to contract in
 payout period......................................           --            --     27,657          --          --
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................      (90,634)     (239,262)   (16,786)   (109,939)   (267,520)
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................      (83,769)     (347,049)    17,385    (661,274)    (85,585)
NET ASSETS AT BEGINNING OF PERIOD...................       83,769       816,152    798,767   1,693,676   1,779,261
                                                         --------     ---------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD.........................     $     --     $ 469,103   $816,152  $1,032,402  $1,693,676
                                                         ========     =========   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........        4,992        56,326     57,022     132,978     156,225
       Units issued.................................           --          (171)    21,586      10,036      16,078
       Units redeemed...............................       (4,992)      (16,982)   (22,282)    (21,183)    (39,325)
                                                         --------     ---------   --------  ----------  ----------
    Units outstanding at end of period..............           --        39,173     56,326     121,831     132,978
                                                         ========     =========   ========  ==========  ==========

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    DWS Variable Series I     DWS Variable Series I   DWS Variable Series I
                                                         Sub-Account               Sub-Account            Sub-Account
                                                   -------------------------  ---------------------   -------------------
                                                             DWS                       DWS                    DWS
                                                   Global Opportunities VIP A Growth and Income VIP A International VIP A
                                                   -------------------------  ---------------------   -------------------
                                                       2008         2007         2008        2007        2008       2007
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (5,887)  $    8,260   $   6,937   $    7,513  $   5,241   $ 13,532
Net realized gains (losses).......................     222,625      240,853     124,282      169,810    123,240     56,769
Change in unrealized gains (losses)...............  (1,027,131)    (106,938)   (376,024)    (149,115)  (547,080)    30,202
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from
 operations.......................................    (810,393)     142,175    (244,805)      28,208   (418,599)   100,503
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       5,868        6,160          --        1,840      4,467      5,652
Benefit payments..................................      (6,697)     (69,474)         --     (123,972)     1,650    (21,798)
Payments on termination...........................     (78,963)    (163,170)     (4,657)    (349,281)   (32,193)   (78,817)
Contract maintenance charge.......................          --           --          --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (82,749)      13,384         836     (161,110)   (16,501)    56,320
Adjustment to net assets allocated to contract in
 payout period....................................          --           --          --           --         --         --
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................    (162,541)    (213,100)     (3,821)    (632,523)   (42,577)   (38,643)
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS...........................................    (972,934)     (70,925)   (248,626)    (604,315)  (461,176)    61,860
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   1,728,047    1,798,972     635,199    1,239,514    876,571    814,711
                                                   -----------   ----------   ---------   ----------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $   755,113   $1,728,047   $ 386,573   $  635,199  $ 415,395   $876,571
                                                   ===========   ==========   =========   ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......      61,759       69,784      55,856      109,669     52,933     55,970
       Units issued...............................         441        5,864         347       40,775      6,623      9,477
       Units redeemed.............................      (7,855)     (13,889)       (698)     (94,588)   (10,753)   (12,514)
                                                   -----------   ----------   ---------   ----------  ---------   --------
    Units outstanding at end of period............      54,345       61,759      55,505       55,856     48,803     52,933
                                                   ===========   ==========   =========   ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   DWS Variable Series II  DWS Variable Series II  DWS Variable Series II
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------  ----------------------  --------------------
                                                                                     DWS               DWS Small Cap
                                                    DWS Balanced VIP A II   Money Market VIP A II     Growth VIP A II
                                                   ----------------------  ----------------------  --------------------
                                                      2008        2007        2008        2007        2008        2007
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   56,865  $   51,728  $   19,116  $   43,445  $  (2,937)  $  (3,703)
Net realized gains (losses).......................    (21,854)     31,336          --          --    (12,875)     34,484
Change in unrealized gains (losses)...............   (592,176)        670          --          --   (245,822)       (797)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations.......................................   (557,165)     83,734      19,116      43,445   (261,634)     29,984
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        250       3,829      35,020       1,230        540       2,044
Benefit payments..................................     31,177     (45,437)         --     (20,302)        --     (14,268)
Payments on termination...........................   (137,589)   (173,250)    (26,902)    (85,010)   (21,756)    (27,692)
Contract maintenance charge.......................         --          --          --          --         --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (36,099)     38,191    (124,884)     80,636     69,312    (101,293)
Adjustment to net assets allocated to contract in
 payout period....................................         --      54,015          --          --         --          --
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (142,261)   (122,652)   (116,766)    (23,446)    48,096    (141,209)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (699,426)    (38,918)    (97,650)     19,999   (213,538)   (111,225)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  2,051,214   2,090,132   1,032,898   1,012,899    464,528     575,753
                                                   ----------  ----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD....................... $1,351,788  $2,051,214  $  935,248  $1,032,898  $ 250,990   $ 464,528
                                                   ==========  ==========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    169,227     179,485      98,429     100,633     36,335      47,472
       Units issued...............................      4,278      11,719      15,175      22,785      6,215       4,021
       Units redeemed.............................    (18,933)    (21,977)    (26,155)    (24,989)    (3,401)    (15,158)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period............    154,572     169,227      87,449      98,429     39,149      36,335
                                                   ==========  ==========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Federated             Fidelity Variable         Fidelity Variable
                                              Insurance Series       Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  Federated
                                             Prime Money Fund II         VIP Contrafund           VIP Equity-Income
                                          ------------------------  ------------------------  ------------------------
                                              2008      2007 (aq)       2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   104,769  $   332,110  $   (45,058) $   (70,575) $    12,778  $     5,778
Net realized gains (losses)..............          --           --     (153,139)   4,562,506     (151,399)     479,378
Change in unrealized gains (losses)......          --           --   (5,299,776)  (2,303,507)    (757,711)    (425,620)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     104,769      332,110   (5,497,973)   2,188,424     (896,332)      59,536
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,020        5,388       54,967      158,080        1,545        4,451
Benefit payments.........................    (433,484)    (474,415)    (185,062)    (251,079)     (84,487)     (56,105)
Payments on termination..................  (4,065,096)  (6,434,463)  (2,001,180)  (2,939,181)    (618,038)  (1,545,167)
Contract maintenance charge..............      (3,181)      (2,884)      (7,111)      (8,196)        (990)      (1,406)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,323,997   11,238,467     (204,123)    (369,366)    (224,077)     161,994
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,173,744)   4,332,093   (2,342,509)  (3,409,742)    (926,047)  (1,436,233)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,068,975)   4,664,203   (7,840,482)  (1,221,318)  (1,822,379)  (1,376,697)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,660,654    5,996,451   14,275,262   15,496,580    2,781,889    4,158,586
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,591,679  $10,660,654  $ 6,434,780  $14,275,262  $   959,510  $ 2,781,889
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     893,573      528,214      793,131      987,680      178,711      267,003
       Units issued......................     289,533    1,450,817       70,280       85,208        3,440       23,114
       Units redeemed....................    (555,341)  (1,085,458)    (233,638)    (279,757)     (73,398)    (111,406)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     627,765      893,573      629,773      793,131      108,753      178,711
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity Variable        Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account              Sub-Account               Sub-Account
                                          ------------------------  -----------------------  ------------------------
                                                 VIP Growth             VIP High Income            VIP Index 500
                                          ------------------------  -----------------------  ------------------------
                                              2008         2007         2008        2007         2008         2007
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,534) $   (36,105) $   117,869  $  179,475  $    44,485  $   245,100
Net realized gains (losses)..............     (82,559)     (61,821)    (161,233)    (47,534)     138,927      525,323
Change in unrealized gains (losses)......  (3,143,691)   1,767,373     (458,096)    (90,520)  (3,403,803)    (313,777)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,258,784)   1,669,447     (501,460)     41,421   (3,220,391)     456,646
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      62,164       72,031        9,796       7,855       34,380       80,723
Benefit payments.........................     (13,703)    (119,968)     (90,714)    (38,332)    (166,449)     (91,105)
Payments on termination..................    (863,456)  (1,662,525)    (451,976)   (696,235)  (1,423,014)  (2,036,450)
Contract maintenance charge..............      (5,762)      (6,592)      (1,082)     (1,188)      (5,588)      (6,607)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (114,513)    (156,534)    (268,751)      4,393     (423,578)    (234,419)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --          --           --           --
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (935,270)  (1,873,588)    (802,727)   (723,507)  (1,984,249)  (2,287,858)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,194,054)    (204,141)  (1,304,187)   (682,086)  (5,204,640)  (1,831,212)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,457,674    7,661,815    2,566,776   3,248,862    9,911,994   11,743,206
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 3,263,620  $ 7,457,674  $ 1,262,589  $2,566,776  $ 4,707,354  $ 9,911,994
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     642,675      827,254      233,449     298,090      903,650    1,119,875
       Units issued......................      58,898       49,449        9,450      47,265       44,385       56,388
       Units redeemed....................    (161,191)    (234,028)     (86,753)   (111,906)    (258,213)    (272,613)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     540,382      642,675      156,146     233,449      689,822      903,650
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         Fidelity
                                                                                                    Variable Insurance
                                                      Fidelity Variable       Fidelity Variable       Products Fund
                                                   Insurance Products Fund Insurance Products Fund  (Service Class 2)
                                                         Sub-Account             Sub-Account           Sub-Account
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP Asset
                                                             VIP                                         Manager
                                                    Investment Grade Bond        VIP Overseas       (Service Class 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2008        2007         2008        2007       2008      2007
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   95,914  $  119,509  $    22,850  $   72,590  $    150  $ 1,487
Net realized gains (losses).......................    (59,669)    (18,905)     318,740     535,679      (372)   1,323
Change in unrealized gains (losses)...............   (180,369)      8,349   (1,691,054)    (50,207)  (24,019)   7,341
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from
 operations.......................................   (144,124)    108,953   (1,349,464)    558,062   (24,241)  10,151
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     21,942      24,572       22,406      53,454        --       --
Benefit payments..................................    (96,058)   (102,230)     (28,887)    (59,607)       --       --
Payments on termination...........................   (634,510)   (662,173)    (848,420)   (815,936)   (2,125)  (3,704)
Contract maintenance charge.......................     (1,853)     (1,877)      (1,891)     (2,196)       --       --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (5,323)     (4,164)       1,093     184,380      (140)  (3,349)
Adjustment to net assets allocated to contract in
 payout period....................................         --          --           --          --        --       --
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (715,802)   (745,872)    (855,699)   (639,905)   (2,265)  (7,053)
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (859,926)   (636,919)  (2,205,163)    (81,843)  (26,506)   3,098
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  3,459,520   4,096,439    3,642,273   3,724,116    66,265   63,167
                                                   ----------  ----------  -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $2,599,594  $3,459,520  $ 1,437,110  $3,642,273  $ 39,759  $66,265
                                                   ==========  ==========  ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    234,249     285,654      241,023     287,299     5,279    5,891
       Units issued...............................     50,649      18,159       26,578      54,881        13      779
       Units redeemed.............................   (100,603)    (69,564)     (96,063)   (101,157)     (279)  (1,391)
                                                   ----------  ----------  -----------  ----------  --------  -------
    Units outstanding at end of period............    184,295     234,249      171,538     241,023     5,013    5,279
                                                   ==========  ==========  ===========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Fidelity Variable         Fidelity Variable         Fidelity Variable
                                      Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                         (Service Class 2)         (Service Class 2)         (Service Class 2)
                                            Sub-Account               Sub-Account               Sub-Account
                                    --------------------------  -----------------------  --------------------------
                                          VIP Contrafund           VIP Equity-Income         VIP Freedom 2010
                                         (Service Class 2)         (Service Class 2)     Portfolio (Service Class 2)
                                    --------------------------  -----------------------  --------------------------
                                        2008          2007          2008        2007         2008          2007
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (737,851) $   (775,793) $     2,996  $     (565) $   146,131   $    57,228
Net realized gains (losses)........   (5,032,118)   27,448,484     (189,765)    414,305       (5,959)      243,641
Change in unrealized gains
 (losses)..........................  (43,134,239)  (13,302,237)    (981,386)   (408,301)  (2,842,962)           82
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from operations...................  (48,904,208)   13,370,454   (1,168,155)      5,439   (2,702,790)      300,951
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      681,072    10,846,481        2,400      14,100        3,280     1,767,931
Benefit payments...................   (1,805,209)   (1,200,668)     (29,142)    (19,027)     (15,037)   (1,230,901)
Payments on termination............   (7,635,393)   (4,999,544)    (644,049)   (386,400)    (558,007)     (203,095)
Contract maintenance charge........     (396,580)     (320,736)        (617)       (691)     (39,176)      (12,362)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   10,254,156    14,490,865     (605,862)    (17,362)   5,577,637     2,264,790
Adjustment to net assets allocated
 to contract in payout period......           --            --           --          --           --            --
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from contract transactions........    1,098,046    18,816,398   (1,277,270)   (409,380)   4,968,697     2,586,363
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (47,806,162)   32,186,852   (2,445,425)   (403,941)   2,265,907     2,887,314
NET ASSETS AT BEGINNING
 OF PERIOD.........................  110,026,520    77,839,668    3,575,085   3,979,026    6,320,399     3,433,085
                                    ------------  ------------  -----------  ----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 62,220,358  $110,026,520  $ 1,129,660  $3,575,085  $ 8,586,306   $ 6,320,399
                                    ============  ============  ===========  ==========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,136,808     6,412,503      270,725     300,027      566,354       328,194
       Units issued................    2,321,633     3,043,502       50,809       8,543      867,640       509,639
       Units redeemed..............   (2,182,342)   (1,319,197)    (170,257)    (37,845)    (388,366)     (271,479)
                                    ------------  ------------  -----------  ----------  -----------   -----------
    Units outstanding at end of
     period........................    8,276,099     8,136,808      151,277     270,725    1,045,628       566,354
                                    ============  ============  ===========  ==========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity Variable        Fidelity Variable        Fidelity Variable
                                          Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  ----------------------
                                                VIP Freedom              VIP Freedom              VIP Freedom
                                               2020 Portfolio           2030 Portfolio         Income Portfolio
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                          -----------------------  -----------------------  ----------------------
                                              2008        2007         2008        2007        2008        2007
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    63,798  $   55,772  $    15,635  $   16,588  $   44,672  $   50,434
Net realized gains (losses)..............    (178,783)    189,030       79,473      92,445     (55,623)     20,534
Change in unrealized gains (losses)......  (2,617,372)     23,400   (1,292,595)      4,074    (366,694)    (21,590)
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,732,357)    268,202   (1,197,487)    113,107    (377,645)     49,378
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      83,554   2,441,311       19,330     548,989      42,051     842,515
Benefit payments.........................     (48,212)         --      (16,215)         --    (199,982)         --
Payments on termination..................    (971,059)   (236,507)    (254,070)   (167,699)   (626,118)    (40,675)
Contract maintenance charge..............     (28,358)     (8,800)     (10,629)     (8,051)    (17,616)     (3,248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,528,245   2,062,625    1,219,699     593,417   1,859,328     526,571
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --          --          --          --
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   1,564,170   4,258,629      958,115     966,656   1,057,663   1,325,163
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,168,187)  4,526,831     (239,372)  1,079,763     680,018   1,374,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,601,645   2,074,814    2,226,232   1,146,469   1,935,869     561,328
                                          -----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,433,458  $6,601,645  $ 1,986,860  $2,226,232  $2,615,887  $1,935,869
                                          ===========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     581,385     197,695      193,831     109,200     179,300      54,190
       Units issued......................     468,685     416,520      140,336     110,344     253,252     160,994
       Units redeemed....................    (326,281)    (32,830)     (49,996)    (25,713)   (157,073)    (35,884)
                                          -----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     723,789     581,385      284,171     193,831     275,479     179,300
                                          ===========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                              Fidelity Variable      Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund Insurance Products Fund
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                                 Sub-Account            Sub-Account               Sub-Account
                                          ------------------------  ----------------------  ----------------------
                                             VIP Growth & Income         VIP Growth            VIP Growth Stock
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                          ------------------------  ----------------------  ----------------------
                                              2008         2007        2008        2007        2008        2007
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (86,507) $   (45,282) $  (6,668)   $ (8,009)  $  (25,441) $  (14,515)
Net realized gains (losses)..............     947,903      901,490      7,927      30,887     (144,355)    107,748
Change in unrealized gains (losses)......  (7,235,910)     588,757   (379,655)    133,071     (797,283)     81,342
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (6,374,514)   1,444,965   (378,396)    155,949     (967,079)    174,575
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      50,089      161,080        180         180       65,256     407,578
Benefit payments.........................    (182,708)    (178,993)   (12,836)         --      (11,838)         --
Payments on termination..................  (1,021,596)    (664,383)  (137,007)    (60,691)    (190,749)   (160,241)
Contract maintenance charge..............     (52,957)     (56,711)      (240)       (189)      (5,386)       (560)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,138,322        7,478    165,679     (27,636)     577,060     847,436
Adjustment to net assets allocated to
 contract in payout period...............          --           --         --          --           --          --
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................     (68,850)    (731,529)    15,776     (88,336)     434,343   1,094,213
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,443,364)     713,436   (362,620)     67,613     (532,736)  1,268,788
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,234,001   14,520,565    722,041     654,428    1,724,323     455,535
                                          -----------  -----------   ---------   --------   ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,790,637  $15,234,001  $ 359,421    $722,041   $1,191,587  $1,724,323
                                          ===========  ===========   =========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,126,062    1,180,371     66,294      74,947      146,855      46,722
       Units issued......................     253,403      180,930     61,058         307      102,036     147,673
       Units redeemed....................    (241,896)    (235,239)   (63,916)     (8,960)     (62,254)    (47,540)
                                          -----------  -----------   ---------   --------   ----------  ----------
    Units outstanding at end of
     period..............................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
                                          ===========  ===========   =========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                        Fidelity Variable     Fidelity Variable
                                           Fidelity Variable         Insurance Products Fund  Insurance Products Fund
                                        Insurance Products Fund         (Service Class 2)     (Service Class 2)
                                       (Service Class 2) Sub-Account       Sub-Account           Sub-Account
                                       ----------------------------  -----------------------  ----------------------
                                                                                                VIP Investment
                                            VIP High Income               VIP Index 500           Grade Bond
                                           (Service Class 2)            (Service Class 2)     (Service Class 2)
                                       ----------------------------  -----------------------  ----------------------
                                           2008           2007           2008        2007       2008         2007
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   577,189    $   748,093    $    45,971  $  120,003  $    482     $   542
Net realized gains (losses)...........    (432,614)        11,140       (119,386)    113,292      (855)       (178)
Change in unrealized gains
 (losses).............................  (2,600,104)      (669,266)    (3,322,645)   (148,329)     (211)        166
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from operations......................  (2,455,529)        89,967     (3,396,060)     84,966      (584)        530
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       6,019        152,363         40,955   2,892,596        --         264
Benefit payments......................    (263,427)      (265,711)       (58,082)   (113,879)   (5,805)         --
Payments on termination...............  (1,464,058)      (686,935)      (568,891)   (338,317)   (3,387)     (4,288)
Contract maintenance charge...........     (35,663)       (38,222)       (35,749)     (8,110)      (36)        (34)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (280,136)     1,010,881      1,011,473   2,621,682      (553)        163
Adjustment to net assets allocated
 to contract in payout period.........          --             --             --          --        --          --
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from contract transactions...........  (2,037,265)       172,376        389,706   5,053,972    (9,781)     (3,895)
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,492,794)       262,343     (3,006,354)  5,138,938   (10,365)     (3,365)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,263,572     11,001,229      9,065,635   3,926,697    17,862      21,227
                                        -----------    -----------   -----------  ----------   --------     -------
NET ASSETS AT END OF
 PERIOD............................... $ 6,770,778    $11,263,572    $ 6,059,281  $9,065,635  $  7,497     $17,862
                                        ===========    ===========   ===========  ==========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     963,641        949,547        804,594     358,116     1,479       1,802
       Units issued...................     137,527        266,457        256,902     761,959       304          36
       Units redeemed.................    (315,794)      (252,363)      (190,675)   (315,481)   (1,130)       (359)
                                        -----------    -----------   -----------  ----------   --------     -------
    Units outstanding at end of
     period...........................     785,374        963,641        870,821     804,594       653       1,479
                                        ===========    ===========   ===========  ==========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity Variable            Fidelity Variable       Fidelity Variable
                                        Insurance Products Fund      Insurance Products Fund   Insurance Products Fund
                                           (Service Class 2)            (Service Class 2)       (Service Class 2)
                                              Sub-Account                  Sub-Account             Sub-Account
                                       ---------------------------  -------------------------  ----------------------
                                                                         VIP Money Market          VIP Overseas
                                       VIP MidCap (Service Class 2)     (Service Class 2)       (Service Class 2)
                                       ---------------------------  -------------------------  ----------------------
                                           2008           2007          2008          2007        2008        2007
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (353,372)  $  (317,919)  $    140,400  $   270,964  $   2,276    $  2,414
Net realized gains (losses)...........    2,655,535     2,439,488             --           --      6,752      25,569
Change in unrealized gains
 (losses).............................  (14,348,074)    1,163,968             --           --   (128,206)     (7,119)
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from operations......................  (12,045,911)    3,285,537        140,400      270,964   (119,178)     20,864
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      155,837     3,154,921          4,156      175,890         --         176
Benefit payments......................     (736,031)     (201,929)      (175,341)     (56,005)        --      (4,069)
Payments on termination...............   (2,542,858)   (1,136,781)   (10,909,482)  (1,399,011)    (6,042)    (41,809)
Contract maintenance charge...........     (105,598)      (87,511)       (78,129)     (26,577)       (32)        (36)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     (390,921)    4,292,451     28,452,593     (424,864)    92,631      71,358
Adjustment to net assets allocated to
 contract in payout period............           --            --             --           --         --          --
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from contract transactions...........   (3,619,571)    6,021,151     17,293,797   (1,730,567)    86,557      25,620
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (15,665,482)    9,306,688     17,434,197   (1,459,603)   (32,621)     46,484
NET ASSETS AT BEGINNING
 OF PERIOD............................   32,122,086    22,815,398      9,647,596   11,107,199    181,526     135,042
                                       ------------   -----------   ------------  -----------   ---------   --------
NET ASSETS AT END OF
 PERIOD............................... $ 16,456,604   $32,122,086   $ 27,081,793  $ 9,647,596  $ 148,905    $181,526
                                       ============   ===========   ============  ===========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,415,359     1,846,410        914,917    1,088,024     11,471       9,286
       Units issued...................      453,601       988,363      3,246,143      758,285     10,606       6,135
       Units redeemed.................     (755,900)     (419,414)    (1,616,846)    (931,392)    (4,996)     (3,950)
                                       ------------   -----------   ------------  -----------   ---------   --------
    Units outstanding at end of
     period...........................    2,113,060     2,415,359      2,544,214      914,917     17,081      11,471
                                       ============   ===========   ============  ===========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Franklin                  Franklin                   Franklin
                                       Templeton Variable        Templeton Variable         Templeton Variable
                                    Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                    -----------------------  --------------------------  ------------------------
                                       Franklin Flex Cap         Franklin Growth and             Franklin
                                       Growth Securities          Income Securities       High Income Securities
                                    -----------------------  --------------------------  ------------------------
                                        2008        2007         2008          2007          2008         2007
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (74,065) $  (85,225) $  1,004,850  $    576,245  $   805,609  $   589,936
Net realized gains (losses)........      17,197     124,307     1,581,511     7,409,329     (345,760)      81,877
Change in unrealized gains
 (losses)..........................  (1,936,776)    598,529   (29,021,121)  (12,042,907)  (3,012,907)    (525,627)
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (1,993,644)    637,611   (26,434,760)   (4,057,333)  (2,553,058)     146,186
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      24,436     137,297       601,574     3,440,216       26,650       45,201
Benefit payments...................    (101,680)    (41,812)   (1,667,585)   (1,577,220)    (187,345)    (264,871)
Payments on termination............    (372,304)   (247,469)   (6,740,409)   (9,173,264)  (1,477,723)  (1,803,815)
Contract maintenance charge........     (24,275)    (22,133)     (252,091)     (296,766)     (30,833)     (35,815)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     521,191     357,722    (3,908,186)   (1,637,736)     (90,882)     109,447
Adjustment to net assets allocated
 to contract in payout period......          --          --            --            --           --           --
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........      47,368     183,605   (11,966,697)   (9,244,770)  (1,760,133)  (1,949,853)
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,946,276)    821,216   (38,401,457)  (13,302,103)  (4,313,191)  (1,803,667)
NET ASSETS AT BEGINNING
 OF PERIOD.........................   5,545,929   4,724,713    80,067,207    93,369,310   11,885,651   13,689,318
                                    -----------  ----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 3,599,653  $5,545,929  $ 41,665,750  $ 80,067,207  $ 7,572,460  $11,885,651
                                    ===========  ==========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     427,784     409,576     4,937,690     5,458,044    1,006,469    1,171,742
       Units issued................     124,804     120,247       509,201       777,566      139,039      145,190
       Units redeemed..............    (115,804)   (102,039)   (1,423,484)   (1,297,920)    (295,192)    (310,463)
                                    -----------  ----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     436,784     427,784     4,023,407     4,937,690      850,316    1,006,469
                                    ===========  ==========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                    Franklin                   Franklin
                                             Templeton Variable          Templeton Variable         Templeton Variable
                                          Insurance Products Trust    Insurance Products Trust   Insurance Products Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        ---------------------------  -------------------------  --------------------------
                                                  Franklin               Franklin Large Cap         Franklin Small Cap
                                             Income Securities           Growth Securities           Value Securities
                                        ---------------------------  -------------------------  --------------------------
                                             2008          2007          2008          2007         2008          2007
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   9,914,902  $  5,456,161  $   (181,719) $  (633,704) $   (232,863) $   (734,812)
Net realized gains (losses)............    (2,939,549)    6,079,551     2,265,015    1,777,993     3,403,472     8,389,622
Change in unrealized gains
 (losses)..............................   (94,024,615)   (6,238,385)  (29,065,414)   1,903,405   (22,391,996)  (10,022,446)
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (87,049,262)    5,297,327   (26,982,118)   3,047,694   (19,221,387)   (2,367,636)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................     2,010,590    36,764,101       378,522   11,796,249       336,660     3,352,586
Benefit payments.......................    (4,465,454)   (5,261,921)   (1,578,678)  (1,123,215)     (910,844)   (1,145,383)
Payments on termination................   (38,212,613)  (25,717,322)   (6,254,794)  (4,718,055)   (6,811,770)   (8,332,534)
Contract maintenance charge............      (849,356)     (723,469)     (262,327)    (230,791)     (185,146)     (216,051)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (10,228,653)   32,518,546       534,398    6,084,976    (3,633,308)   (3,722,013)
Adjustment to net assets allocated to
 contract in payout period.............            --            --            --           --            --            --
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (51,745,486)   37,579,935    (7,182,879)  11,809,164   (11,204,408)  (10,063,395)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (138,794,748)   42,877,262   (34,164,997)  14,856,858   (30,425,795)  (12,431,031)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   315,068,378   272,191,116    79,677,140   64,820,282    66,006,112    78,437,143
                                        -------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 176,273,630  $315,068,378  $ 45,512,143  $79,677,140  $ 35,580,317  $ 66,006,112
                                        =============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    23,606,779    20,822,219     6,664,268    5,670,480     3,301,606     3,842,070
       Units issued....................     3,336,625     7,663,319     1,132,907    2,272,093       415,755       571,479
       Units redeemed..................    (7,878,223)   (4,878,759)   (1,891,019)  (1,278,305)   (1,021,906)   (1,111,943)
                                        -------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    19,065,181    23,606,779     5,906,156    6,664,268     2,695,455     3,301,606
                                        =============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Franklin                 Franklin                   Franklin
                                          Templeton Variable       Templeton Variable         Templeton Variable
                                       Insurance Products Trust Insurance Products Trust   Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       -----------------------  ------------------------  -------------------------
                                        Franklin Small Mid-Cap          Franklin                    Mutual
                                          Growth Securities          U.S. Government         Discovery Securities
                                       -----------------------  ------------------------  -------------------------
                                           2008        2007         2008         2007         2008          2007
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (41,897) $  (60,702) $ 1,163,191  $   695,186  $    172,814  $   (57,757)
Net realized gains (losses)...........     405,709     549,000       54,119      (65,391)      646,586      807,810
Change in unrealized gains
 (losses).............................  (1,742,072)   (134,975)   1,022,427      479,939   (10,712,026)   1,448,544
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (1,378,260)    353,323    2,239,737    1,109,734    (9,892,626)   2,198,597
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,343      11,972      200,838    1,984,016       347,770    6,495,058
Benefit payments......................     (38,116)    (69,452)    (483,738)    (330,481)     (552,697)    (120,175)
Payments on termination...............    (363,387)   (489,573)  (4,433,766)  (2,017,711)   (2,466,769)  (1,527,083)
Contract maintenance charge...........      (8,527)    (10,765)    (148,319)     (65,636)     (123,712)     (79,144)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      44,488    (104,715)  21,643,020    3,813,260     2,340,403    7,551,818
Adjustment to net assets allocated
 to contract in payout period.........          --          --           --           --            --           --
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    (360,199)   (662,533)  16,778,035    3,383,448      (455,005)  12,320,474
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,738,459)   (309,210)  19,017,772    4,493,182   (10,347,631)  14,519,071
NET ASSETS AT BEGINNING
 OF PERIOD............................   3,480,132   3,789,342   25,035,198   20,542,016    32,765,563   18,246,492
                                       -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 1,741,673  $3,480,132  $44,052,970  $25,035,198  $ 22,417,932  $32,765,563
                                       ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     182,533     214,884    2,255,117    1,941,233     2,548,008    1,514,918
       Units issued...................      18,012      11,936    3,338,518      930,061       851,392    1,578,479
       Units redeemed.................     (42,287)    (44,287)  (1,834,589)    (616,177)     (915,786)    (545,389)
                                       -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     158,258     182,533    3,759,046    2,255,117     2,483,614    2,548,008
                                       ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                    Franklin                    Franklin
                                         Templeton Variable          Templeton Variable          Templeton Variable
                                      Insurance Products Trust    Insurance Products Trust    Insurance Products Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    ---------------------------  -------------------------  ---------------------------
                                                                    Templeton Developing             Templeton
                                      Mutual Shares Securities       Markets Securities          Foreign Securities
                                    ---------------------------  -------------------------  ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   2,160,602  $   (428,065) $    379,147  $   297,883  $   1,391,747  $    786,800
Net realized gains (losses)........     3,372,009    14,794,309     6,758,313    6,586,677     15,925,875    17,958,580
Change in unrealized gains
 (losses)..........................   (81,144,632)  (10,363,947)  (31,906,724)   3,407,689   (107,344,430)   10,316,664
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from operations...................   (75,612,021)    4,002,297   (24,769,264)  10,292,249    (90,026,808)   29,062,044
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     1,193,164    14,623,337       382,065    3,593,280      1,029,872    21,377,720
Benefit payments...................    (2,904,798)   (3,040,098)     (463,099)    (422,241)    (2,527,447)   (3,025,981)
Payments on termination............   (23,260,679)  (21,818,339)   (4,074,804)  (3,157,218)   (25,871,416)  (19,934,693)
Contract maintenance charge........      (573,428)     (608,651)     (140,848)    (138,253)      (649,083)     (605,770)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (12,915,466)   10,735,319    (1,815,459)     772,740     (6,955,381)    6,173,189
Adjustment to net assets allocated
 to contract in payout period......            --            --            --           --             --            --
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from contract transactions........   (38,461,207)     (108,432)   (6,112,145)     648,308    (34,973,455)    3,984,465
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (114,073,228)    3,893,865   (30,881,409)  10,940,557   (125,000,263)   33,046,509
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   223,677,810   219,783,945    50,314,384   39,373,827    240,017,725   206,971,216
                                    -------------  ------------  ------------  -----------  -------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 109,604,582  $223,677,810  $ 19,432,975  $50,314,384  $ 115,017,462  $240,017,725
                                    =============  ============  ============  ===========  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    13,307,223    13,385,986     1,212,686    1,202,117     11,823,812    11,792,955
       Units issued................     1,386,120     3,142,806       283,094      327,671      1,646,972     2,720,556
       Units redeemed..............    (4,184,923)   (3,221,569)     (490,216)    (317,102)    (3,888,281)   (2,689,699)
                                    -------------  ------------  ------------  -----------  -------------  ------------
    Units outstanding at end of
     period........................    10,508,420    13,307,223     1,005,564    1,212,686      9,582,503    11,823,812
                                    =============  ============  ============  ===========  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Franklin                  Franklin             Goldman Sachs
                                                  Templeton Variable        Templeton Variable          Variable
                                                Insurance Products Trust Insurance Products Trust    Insurance Trust
                                                      Sub-Account               Sub-Account            Sub-Account
                                                ----------------------   ------------------------  ------------------
                                                       Templeton                 Templeton
                                                Global Income Securities     Growth Securities     VIT Capital Growth
                                                ----------------------   ------------------------  ------------------
                                                   2008         2007         2008         2007       2008      2007
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   75,474   $   47,816  $     8,398  $    (3,142) $   (422) $   (675)
Net realized gains (losses)....................    187,948       95,809      106,594      752,047       (38)    1,001
Change in unrealized gains (losses)............   (138,186)     183,680   (1,396,365)    (675,336)  (15,510)    3,973
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations....................................    125,236      327,305   (1,281,373)      73,569   (15,970)    4,299
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      8,180       20,755        3,180       33,915        --        --
Benefit payments...............................    (71,219)     (90,727)     (16,298)     (52,734)       --        --
Payments on termination........................   (696,002)    (530,639)    (821,010)  (1,421,818)       --   (29,179)
Contract maintenance charge....................     (7,915)      (7,733)        (844)      (1,114)      (29)      (35)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (78,123)     267,988     (245,695)    (295,024)   (2,599)    2,833
Adjustment to net assets allocated to contract
 in payout period..............................         --           --           --           --        --        --
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 contract transactions.........................   (845,079)    (340,356)  (1,080,667)  (1,736,775)   (2,628)  (26,381)
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS........................................   (719,843)     (13,051)  (2,362,040)  (1,663,206)  (18,598)  (22,082)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  3,586,965    3,600,016    3,731,455    5,394,661    39,620    61,702
                                                ----------   ----------  -----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD.................... $2,867,122   $3,586,965  $ 1,369,415  $ 3,731,455  $ 21,022  $ 39,620
                                                ==========   ==========  ===========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................    198,932      219,247      190,433      287,744     4,093     6,677
       Units issued............................     50,535       32,410        3,222       29,360        --       232
       Units redeemed..........................    (97,779)     (52,725)     (71,591)    (126,671)     (334)   (2,816)
                                                ----------   ----------  -----------  -----------  --------  --------
    Units outstanding at end of period.........    151,688      198,932      122,064      190,433     3,759     4,093
                                                ==========   ==========  ===========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                       Goldman Sachs
                                                  Goldman Sachs Variable    Goldman Sachs Variable       Variable
                                                      Insurance Trust           Insurance Trust       Insurance Trust
                                                        Sub-Account               Sub-Account           Sub-Account
                                                 ------------------------  ------------------------  -------------------
                                                                                                       VIT Strategic
                                                   VIT Growth and Income       VIT Mid Cap Value     International Equity
                                                 ------------------------  ------------------------  -------------------
                                                     2008         2007         2008         2007       2008       2007
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $     8,046  $    13,083  $   (47,861) $   (94,609) $    59    $    26
Net realized gains (losses).....................    (573,314)   1,085,500     (571,702)   1,420,051      147      1,160
Change in unrealized gains (losses).............  (2,479,967)  (1,153,033)  (2,329,918)  (1,125,498)  (2,842)      (720)
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (3,045,235)     (54,450)  (2,949,481)     199,944   (2,636)       466
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      37,854      111,920          515       10,170       --         --
Benefit payments................................    (155,502)    (117,767)     (27,028)    (234,265)      --         --
Payments on termination.........................    (686,446)    (463,070)    (736,841)    (683,690)  (1,395)    (1,395)
Contract maintenance charge.....................     (32,137)     (35,687)     (29,774)     (35,403)      --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (785,942)   1,264,312     (840,196)    (517,242)       1          1
Adjustment to net assets allocated to contract
 in payout period...............................          --           --           --           --       --         --
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,622,173)     759,708   (1,633,324)  (1,460,430)  (1,394)    (1,394)
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,667,408)     705,258   (4,582,805)  (1,260,486)  (4,030)      (928)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   9,742,508    9,037,250    8,994,631   10,255,117    6,486      7,414
                                                 -----------  -----------  -----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 5,075,100  $ 9,742,508  $ 4,411,826  $ 8,994,631  $ 2,456    $ 6,486
                                                 ===========  ===========  ===========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     779,280      712,484      684,851      788,522      397        479
       Units issued.............................      78,376      200,565       11,726       27,651       (4)        --
       Units redeemed...........................    (234,825)    (133,769)    (157,252)    (131,322)    (115)       (82)
                                                 -----------  -----------  -----------  -----------   -------   -------
    Units outstanding at end of period..........     622,831      779,280      539,325      684,851      278        397
                                                 ===========  ===========  ===========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Goldman Sachs Variable    Goldman Sachs Variable
                                               Insurance Trust           Insurance Trust      Janus Aspen Series
                                                 Sub-Account               Sub-Account           Sub-Account
                                          ------------------------  ------------------------  -----------------
                                               VIT Structured            VIT Structured
                                              Small Cap Equity          U.S. Equity Fund       Forty Portfolio
                                          ------------------------  ------------------------  -----------------
                                              2008         2007         2008         2007       2008      2007
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (158,153) $  (284,774) $   (15,549) $   (87,660) $   (270) $  (296)
Net realized gains (losses)..............  (2,246,335)   1,973,793     (574,462)   1,243,676       236    3,517
Change in unrealized gains (losses)......  (3,528,223)  (5,844,495)  (4,454,161)  (1,608,240)  (10,286)   4,598
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 operations..............................  (5,932,711)  (4,155,476)  (5,044,172)    (452,224)  (10,320)   7,820
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          90      141,049       28,053      159,398        --      176
Benefit payments.........................    (407,841)    (314,978)    (192,719)    (196,566)       --       --
Payments on termination..................  (1,499,473)  (1,038,386)    (819,670)    (655,138)     (465)  (6,662)
Contract maintenance charge..............     (62,519)     (74,545)     (46,985)     (50,974)      (36)     (36)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,117,615)   1,189,685     (104,532)   1,415,408        89     (434)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --        --       --
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 contract transactions...................  (3,087,358)     (97,175)  (1,135,853)     672,128      (412)  (6,956)
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,020,069)  (4,252,651)  (6,180,025)     219,904   (10,732)     864
NET ASSETS AT BEGINNING OF
 PERIOD..................................  19,318,999   23,571,650   14,181,637   13,961,733    23,167   22,303
                                          -----------  -----------  -----------  -----------  --------  -------
NET ASSETS AT END OF PERIOD.............. $10,298,930  $19,318,999  $ 8,001,612  $14,181,637  $ 12,435  $23,167
                                          ===========  ===========  ===========  ===========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,876,718    1,871,412    1,181,736    1,117,308     1,260    1,637
       Units issued......................     154,555      205,211      154,005      167,366        60       12
       Units redeemed....................    (494,214)    (199,905)    (267,448)    (102,938)      (91)    (389)
                                          -----------  -----------  -----------  -----------  --------  -------
    Units outstanding at end of period...   1,537,059    1,876,718    1,068,293    1,181,736     1,229    1,260
                                          ===========  ===========  ===========  ===========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Janus Aspen Series   Janus Aspen Series Lazard Retirement
                                                            (Service Shares)     (Service Shares)     Series, Inc.
                                                               Sub-Account         Sub-Account        Sub-Account
                                                          --------------------  ------------------ -----------------
                                                                                  International
                                                              Foreign Stock           Growth
                                                            (Service Shares)     (Service Shares)   Emerging Markets
                                                          --------------------  ------------------ -----------------
                                                          2008 (j)(al)   2007      2008 (k)(al)      2008      2007
                                                          ------------ -------  ------------------ --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................   $  1,363   $   (60)      $     75      $   (174) $  (138)
Net realized gains (losses)..............................     16,956     1,459          6,199         6,905    8,378
Change in unrealized gains (losses)......................    (21,539)    6,282        (33,557)      (10,004)  (1,883)
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from operations........     (3,220)    7,681        (27,283)       (3,273)   6,357
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................         --        --             --            --      132
Benefit payments.........................................         --        --             --       (17,369)      --
Payments on termination..................................         --        --             --            --       --
Contract maintenance charge..............................         --        --             --            (3)     (22)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................    (51,084)       (1)        51,084           183   (9,201)
Adjustment to net assets allocated to contract in payout
 period..................................................         --        --             --            --       --
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from contract
 transactions............................................    (51,084)       (1)        51,084       (17,189)  (9,091)
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS........................    (54,304)    7,680         23,801       (20,462)  (2,734)
NET ASSETS AT BEGINNING OF PERIOD........................     54,304    46,624             --        21,197   23,931
                                                            --------   -------       --------      --------  -------
NET ASSETS AT END OF PERIOD..............................   $     --   $54,304       $ 23,801      $    735  $21,197
                                                            ========   =======       ========      ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      2,452     2,452             --           400      593
       Units issued......................................         --        --          2,452             7        3
       Units redeemed....................................     (2,452)       --             --          (380)    (196)
                                                            --------   -------       --------      --------  -------
    Units outstanding at end of period...................         --     2,452          2,452            27      400
                                                            ========   =======       ========      ========  =======

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Legg Mason                                     Legg Mason
                                                     Variable Income         Legg Mason            Partners Variable
                                                          Trust        Variable Income Trust       Portfolios I, Inc
                                                       Sub-Account          Sub-Account               Sub-Account
                                                   ------------------- --------------------------  --------------------
                                                   Legg Mason Variable  Legg Mason Variable        Legg Mason Variable
                                                   All Cap Portfolio I Fundamental Value Portfolio Investors Portfolio I
                                                   ------------------- --------------------------  --------------------
                                                      2007 (ak)(am)      2008      2007 (am)(an)     2008       2007
                                                   -------------------  -------    -------------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $   (14)      $   (54)       $   17       $   (79)   $   (25)
Net realized gains (losses).......................         2,302        (1,462)          378           548        307
Change in unrealized gains (losses)...............        (1,911)          256          (805)       (2,273)       (65)
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from operations.           377        (1,260)         (410)       (1,804)       217
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................           222            --            42            --        308
Benefit payments..................................            --        (5,832)           --        (7,451)        --
Payments on termination...........................            --            --            --            --         --
Contract maintenance charge.......................            (2)           (2)           --            (2)        (2)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        (8,079)            6         8,181           (27)        88
Adjustment to net assets allocated to contract in
 payout period....................................            --            --            --            --         --
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from contract
 transactions.....................................        (7,859)       (5,828)        8,223        (7,480)       394
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS.................        (7,482)       (7,088)        7,813        (9,284)       611
NET ASSETS AT BEGINNING OF PERIOD.................         7,482         7,813            --        10,104      9,493
                                                         -------        -------       ------        -------    -------
NET ASSETS AT END OF PERIOD.......................       $    --       $   725        $7,813       $   820    $10,104
                                                         =======        =======       ======        =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......           522           823            --           739        710
       Units issued...............................            15             1           823            --         29
       Units redeemed.............................          (537)         (702)           --          (644)        --
                                                         -------        -------       ------        -------    -------
    Units outstanding at end of period............            --           122           823            95        739
                                                         =======        =======       ======        =======    =======

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Lord Abbett Series Fund   Lord Abbett Series Fund    Lord Abbett Series Fund
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                  All Value               Bond-Debenture           Growth and Income
                                          ------------------------  -------------------------  -------------------------
                                              2008         2007         2008          2007         2008          2007
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,208) $  (179,380) $  1,685,248  $ 1,930,583  $    (82,265) $  (145,347)
Net realized gains (losses)..............     (10,789)     987,631    (1,274,952)     237,322    (2,602,501)   3,957,643
Change in unrealized gains (losses)......  (4,042,712)     (48,028)   (7,763,417)    (490,966)  (14,090,240)  (3,004,609)
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (4,195,709)     760,223    (7,353,121)   1,676,939   (16,775,006)     807,687
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      15,598    1,170,345       250,359    6,377,311        93,563    5,688,392
Benefit payments.........................    (216,662)    (152,281)     (925,095)    (578,215)     (846,022)  (1,138,429)
Payments on termination..................  (1,077,212)  (1,034,986)   (3,800,017)  (2,518,942)   (4,497,592)  (2,650,348)
Contract maintenance charge..............     (36,736)     (36,088)     (148,995)    (113,137)     (148,346)    (139,396)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (527,731)     (61,280)   (1,561,802)   2,791,571    (3,770,570)   4,818,061
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --            --           --
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,842,743)    (114,290)   (6,185,550)   5,958,588    (9,168,967)   6,578,280
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,038,452)     645,933   (13,538,671)   7,635,527   (25,943,973)   7,385,967
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,379,877   14,733,944    41,844,986   34,209,459    50,506,009   43,120,042
                                          -----------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,341,425  $15,379,877  $ 28,306,315  $41,844,986  $ 24,562,036  $50,506,009
                                          ===========  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,131,777    1,138,401     3,599,110    3,076,508     3,878,633    3,372,287
       Units issued......................     156,482      238,572       713,820    1,284,971       459,316    1,228,738
       Units redeemed....................    (308,778)    (245,196)   (1,313,170)    (762,369)   (1,324,920)    (722,392)
                                          -----------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     979,481    1,131,777     2,999,760    3,599,110     3,013,029    3,878,633
                                          ===========  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    MFS Variable
                                           Lord Abbett Series Fund   Lord Abbett Series Fund       Insurance Trust
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  -------------------------  ----------------------
                                            Growth Opportunities          Mid-Cap Value            MFS Growth (l)
                                          ------------------------  -------------------------  ----------------------
                                              2008         2007         2008          2007        2008        2007
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (271,008) $  (284,548) $   (154,064) $  (650,317) $  (14,376) $  (26,649)
Net realized gains (losses)..............    (273,113)   2,108,329    (2,615,778)   7,503,990     (72,587)   (159,073)
Change in unrealized gains (losses)......  (7,299,204)   1,237,111   (16,379,315)  (7,453,554)   (443,070)    526,788
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (7,843,325)   3,060,892   (19,149,157)    (599,881)   (530,033)    341,066
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     258,125    4,548,894       347,574    3,600,279       4,816       3,020
Benefit payments.........................    (272,477)    (267,892)     (782,477)    (549,574)    (11,275)    (54,799)
Payments on termination..................  (1,596,762)    (872,278)   (4,030,933)  (3,266,531)   (370,858)   (634,863)
Contract maintenance charge..............     (70,194)     (51,206)     (132,580)    (151,059)       (977)     (1,160)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (138,635)   1,493,866    (2,320,292)     777,826     (44,510)   (126,587)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --          --          --
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,819,943)   4,851,384    (6,918,708)     410,941    (422,804)   (814,389)
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,663,268)   7,912,276   (26,067,865)    (188,940)   (952,837)   (473,323)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,968,977   13,056,701    52,146,820   52,335,760   1,718,438   2,191,761
                                          -----------  -----------  ------------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $11,305,709  $20,968,977  $ 26,078,955  $52,146,820  $  765,601  $1,718,438
                                          ===========  ===========  ============  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,442,833    1,071,541     4,023,673    3,997,420     158,403     246,730
       Units issued......................     346,491      664,271       522,827      953,620       1,359      10,906
       Units redeemed....................    (509,946)    (292,979)   (1,175,203)    (927,367)    (46,359)    (99,233)
                                          -----------  -----------  ------------  -----------  ----------  ----------
    Units outstanding at end of period...   1,279,378    1,442,833     3,371,297    4,023,673     113,403     158,403
                                          ===========  ===========  ============  ===========  ==========  ==========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable            MFS Variable             MFS Variable
                                                      Insurance Trust        Insurance Trust          Insurance Trust
                                                        Sub-Account            Sub-Account              Sub-Account
                                                   --------------------  -----------------------  -----------------------
                                                      MFS High Income      MFS Investors Trust       MFS New Discovery
                                                   --------------------  -----------------------  -----------------------
                                                      2008       2007        2008        2007         2008        2007
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  50,506  $  40,794  $   (11,967) $  (16,903) $   (30,247) $  (44,114)
Net realized gains (losses).......................   (29,022)     2,662      237,235     193,258      383,638     376,517
Change in unrealized gains (losses)...............  (218,880)   (41,832)  (1,171,223)    117,739   (1,439,246)   (268,786)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.......................................  (197,396)     1,624     (945,955)    294,094   (1,085,855)     63,617
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     1,789      2,244       11,803      16,343       15,400      31,910
Benefit payments..................................    (4,147)    (7,057)     (25,543)    (41,224)      (6,960)    (28,255)
Payments on termination...........................  (134,034)  (114,615)    (362,460)   (411,359)    (394,678)   (501,715)
Contract maintenance charge.......................      (332)      (369)      (1,628)     (1,824)      (2,056)     (2,472)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    57,952    115,155     (158,368)   (178,120)     (82,122)     82,518
Adjustment to net assets allocated to contract in
 payout period....................................        --         --           --          --           --          --
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (78,772)    (4,642)    (536,196)   (616,184)    (470,416)   (418,014)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (276,168)    (3,018)  (1,482,151)   (322,090)  (1,556,271)   (354,397)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   729,333    732,351    3,170,936   3,493,026    3,079,926   3,434,323
                                                   ---------  ---------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD....................... $ 453,165  $ 729,333  $ 1,688,785  $3,170,936  $ 1,523,655  $3,079,926
                                                   =========  =========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    55,426     55,932      278,454     333,637      199,462     225,646
       Units issued...............................     7,511     11,652        5,435       6,389       19,261      23,093
       Units redeemed.............................   (14,166)   (12,158)     (58,784)    (61,572)     (53,727)    (49,277)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
    Units outstanding at end of period............    48,771     55,426      225,105     278,454      164,996     199,462
                                                   =========  =========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable            MFS Variable           MFS Variable
                                                     Insurance Trust         Insurance Trust        Insurance Trust
                                                       Sub-Account             Sub-Account            Sub-Account
                                                 ----------------------  ----------------------  --------------------
                                                      MFS Research          MFS Research Bond        MFS Utilities
                                                 ----------------------  ----------------------  --------------------
                                                    2008        2007        2008        2007        2008       2007
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (8,517) $   (9,913) $   35,110  $   49,769  $    (248) $  (1,730)
Net realized gains (losses).....................    (13,436)     17,597     (18,328)     (7,421)    35,368     68,526
Change in unrealized gains (losses).............   (368,756)    131,336     (87,144)     23,280   (163,150)    23,530
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations.....................................   (390,709)    139,020     (70,362)     65,628   (128,030)    90,326
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      1,800       1,800      14,660      20,339      1,000        500
Benefit payments................................    (17,226)         --     (13,321)    (12,675)        --         --
Payments on termination.........................   (167,880)   (316,122)   (407,977)   (367,441)  (173,121)  (143,429)
Contract maintenance charge.....................       (440)       (508)     (1,309)     (1,285)      (100)       (95)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (13,232)    (60,800)    (66,582)     11,329      4,046    144,578
Adjustment to net assets allocated to contract
 in payout period...............................         --          --          --          --         --         --
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (196,978)   (375,630)   (474,529)   (349,733)  (168,175)     1,554
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (587,687)   (236,610)   (544,891)   (284,105)  (296,205)    91,880
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,184,782   1,421,392   2,205,307   2,489,412    442,197    350,317
                                                 ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD..................... $  597,095  $1,184,782  $1,660,416  $2,205,307  $ 145,992  $ 442,197
                                                 ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    114,590     151,782     149,064     173,049     19,636     19,718
       Units issued.............................        237         579      15,351       8,673        918      7,198
       Units redeemed...........................    (23,635)    (37,771)    (47,906)    (32,658)    (9,947)    (7,280)
                                                 ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period..........     91,192     114,590     116,509     149,064     10,607     19,636
                                                 ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable          MFS Variable           MFS Variable
                                                      Insurance Trust       Insurance Trust       Insurance Trust
                                                      (Service Class)       (Service Class)       (Service Class)
                                                        Sub-Account           Sub-Account           Sub-Account
                                                   --------------------  --------------------  ---------------------
                                                        MFS Growth        MFS Investors Trust    MFS New Discovery
                                                    (Service Class) (m)     (Service Class)       (Service Class)
                                                   --------------------  --------------------  ---------------------
                                                      2008       2007       2008       2007       2008       2007
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (7,998) $  (8,871) $  (4,833) $  (7,283) $  (6,799) $  (12,462)
Net realized gains (losses).......................    20,000     40,766     73,820     56,057     82,493     183,723
Change in unrealized gains (losses)...............  (239,257)    65,494   (246,968)    12,876   (303,824)   (154,066)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from
 operations.......................................  (227,255)    97,389   (177,981)    61,650   (228,130)     17,195
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        --         34         --        400         60         446
Benefit payments..................................    (3,266)    (4,888)    (4,695)        --    (30,139)     (6,985)
Payments on termination...........................   (72,554)   (79,554)  (169,084)  (142,726)   (64,997)    (41,852)
Contract maintenance charge.......................      (122)      (120)      (217)      (235)      (116)       (137)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   125,899    (46,321)   (68,175)    (2,577)  (152,534)   (313,996)
Adjustment to net assets allocated to contract in
 payout period....................................        --         --         --         --         --          --
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................    49,957   (130,849)  (242,171)  (145,138)  (247,726)   (362,524)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (177,298)   (33,460)  (420,152)   (83,488)  (475,856)   (345,329)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   535,531    568,991    675,797    759,285    738,883   1,084,212
                                                   ---------  ---------  ---------  ---------  ---------  ----------
NET ASSETS AT END OF PERIOD....................... $ 358,233  $ 535,531  $ 255,645  $ 675,797  $ 263,027  $  738,883
                                                   =========  =========  =========  =========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    52,309     65,732     59,133     71,783     71,158     105,850
       Units issued...............................    19,265      1,372        392      4,498      2,012       4,994
       Units redeemed.............................   (14,612)   (14,795)   (25,532)   (17,148)   (30,567)    (39,686)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
    Units outstanding at end of period............    56,962     52,309     33,993     59,133     42,603      71,158
                                                   =========  =========  =========  =========  =========  ==========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance  MFS Variable Insurance   Morgan Stanley Variable
                                          Trust (Service Class)   Trust (Service Class)       Investment Series
                                              Sub-Account              Sub-Account               Sub-Account
                                          ---------------------  -----------------------  -------------------------
                                              MFS Research            MFS Utilities
                                            (Service Class)          (Service Class)          Aggressive Equity
                                          ---------------------  -----------------------  -------------------------
                                             2008       2007         2008        2007         2008          2007
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (3,915)  $ (4,992)  $    (3,570) $  (14,699) $   (222,729) $  (393,588)
Net realized gains (losses)..............    38,190     22,768       339,933     251,477       588,395    2,001,915
Change in unrealized gains (losses)......  (160,313)    32,952    (1,053,569)    213,263   (10,603,671)   2,806,423
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (126,038)    50,728      (717,206)    450,041   (10,238,005)   4,414,750
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --         --         1,200       6,200         4,612        3,223
Benefit payments.........................    (3,272)   (36,008)      (76,377)   (111,437)     (438,790)    (483,337)
Payments on termination..................  (147,921)   (24,502)     (132,825)    (74,658)   (2,848,664)  (6,879,110)
Contract maintenance charge..............      (122)      (105)         (180)       (166)      (12,852)     (15,530)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (17,493)     2,381       (69,522)     89,825    (1,228,818)  (1,592,030)
Adjustment to net assets allocated to
 contract in payout period...............        --         --            --          --            --           --
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (168,808)   (58,234)     (277,704)    (90,236)   (4,524,512)  (8,966,784)
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (294,846)    (7,506)     (994,910)    359,805   (14,762,517)  (4,552,034)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   456,241    463,747     2,074,790   1,714,985    24,269,228   28,821,262
                                          ---------   --------   -----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 161,395   $456,241   $ 1,079,880  $2,074,790  $  9,506,711  $24,269,228
                                          =========   ========   ===========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    40,720     46,017        96,265     100,259     1,606,868    2,251,696
       Units issued......................       630      6,150           634      23,765        83,189      142,524
       Units redeemed....................   (18,499)   (11,447)      (17,164)    (27,759)     (433,664)    (787,352)
                                          ---------   --------   -----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    22,851     40,720        79,735      96,265     1,256,393    1,606,868
                                          =========   ========   ===========  ==========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Morgan Stanley Variable      Morgan Stanley Variable      Morgan Stanley Variable
                                       Investment Series            Investment Series            Investment Series
                                          Sub-Account                  Sub-Account                  Sub-Account
                                 ----------------------------  ---------------------------  --------------------------
                                        Dividend Growth         Capital Opportunities (n)       European Equity (o)
                                 ----------------------------  ---------------------------  --------------------------
                                      2008           2007           2008          2007          2008          2007
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  (2,343,502) $    (714,983) $  (2,672,522) $ (2,972,564) $  1,044,504  $    303,775
Net realized gains (losses).....     9,396,324     31,684,179     (3,945,458)    1,961,555    18,295,936    12,048,509
Change in unrealized gains
 (losses).......................  (119,866,802)   (17,627,307)  (127,134,589)   56,773,361   (65,197,374)    4,194,483
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........  (112,813,980)    13,341,889   (133,752,569)   55,762,352   (45,856,934)   16,546,767
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       466,973        158,175        322,599        93,682       184,514        68,577
Benefit payments................    (8,398,380)   (15,126,717)    (6,205,548)   (9,663,610)   (2,089,573)   (3,609,227)
Payments on termination.........   (39,195,879)   (79,545,799)   (32,888,798)  (68,641,545)  (12,276,579)  (24,615,017)
Contract maintenance
 charge.........................      (156,420)      (194,143)      (137,950)     (162,984)      (46,311)      (56,106)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (11,788,567)   (14,496,842)    (8,894,241)  (15,009,676)   (4,590,739)   (1,878,160)
Adjustment to net assets
 allocated to contract in
 payout period..................            --             --             --            --            --            --
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (59,072,273)  (109,205,326)   (47,803,938)  (93,384,133)  (18,818,688)  (30,089,933)
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (171,886,253)   (95,863,437)  (181,556,507)  (37,621,781)  (64,675,622)  (13,543,166)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   343,677,242    439,540,679    314,112,622   351,734,403   117,876,939   131,420,105
                                 -------------  -------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 171,790,989  $ 343,677,242  $ 132,556,115  $314,112,622  $ 53,201,317  $117,876,939
                                 =============  =============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of
     period.....................    10,694,718     13,870,277      7,900,565    10,129,991     3,139,709     3,921,327
       Units issued.............       162,568        711,025        150,350       544,305        59,399       305,118
       Units redeemed...........    (2,280,535)    (3,886,584)    (1,558,975)   (2,773,731)     (668,378)   (1,086,736)
                                 -------------  -------------  -------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     8,576,751     10,694,718      6,491,940     7,900,565     2,530,730     3,139,709
                                 =============  =============  =============  ============  ============  ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                        Investment Series          Investment Series          Investment Series
                                           Sub-Account                Sub-Account                Sub-Account
                                    ------------------------  --------------------------  ------------------------
                                             Global                 Global Dividend
                                            Advantage                   Growth                   High Yield
                                    ------------------------  --------------------------  ------------------------
                                        2008         2007         2008          2007          2008         2007
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (31,812) $   (85,763) $  1,369,904  $    717,665  $   178,508  $ 1,234,507
Net realized gains (losses)........      77,592    1,228,588    16,721,475    25,605,213   (2,777,353)  (3,977,103)
Change in unrealized gains
 (losses)..........................  (5,285,454)     989,819   (64,782,183)  (17,790,510)  (1,680,026)   3,426,054
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (5,239,674)   2,132,644   (46,690,804)    8,532,368   (4,278,871)     683,458
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         853        1,854       159,545        85,652       93,150        6,006
Benefit payments...................    (409,603)    (735,163)   (2,563,842)   (4,266,379)    (567,737)  (1,184,492)
Payments on termination............  (1,359,663)  (3,726,068)  (14,257,102)  (29,587,176)  (2,118,485)  (4,332,205)
Contract maintenance charge........      (6,690)      (7,836)      (50,210)      (62,767)     (12,501)     (15,000)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (485,681)     (51,279)   (5,352,290)   (2,621,915)  (1,140,120)  (1,063,505)
Adjustment to net assets
 allocated to contract in
 payout period.....................          --           --            --            --           --           --
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,260,784)  (4,518,492)  (22,063,899)  (36,452,585)  (3,745,693)  (6,589,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (7,500,458)  (2,385,848)  (68,754,703)  (27,920,217)  (8,024,564)  (5,905,738)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  13,341,938   15,727,786   126,523,044   154,443,261   20,550,619   26,456,357
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 5,841,480  $13,341,938  $ 57,768,341  $126,523,044  $12,526,055  $20,550,619
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,141,217    1,555,728     5,010,989     6,386,812    1,684,696    2,214,697
       Units issued................      24,577      168,485       102,445       401,029       56,907      195,674
       Units redeemed..............    (262,356)    (582,996)   (1,176,305)   (1,776,852)    (389,637)    (725,675)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     903,438    1,141,217     3,937,129     5,010,989    1,351,966    1,684,696
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                              Investment Series           Investment Series          Investment Series
                                                 Sub-Account                 Sub-Account                Sub-Account
                                          -------------------------  --------------------------  ------------------------
                                                Income Builder             Income Plus (p)           Limited Duration
                                          -------------------------  --------------------------  ------------------------
                                              2008          2007         2008          2007          2008         2007
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (129,407) $   388,395  $    710,382  $  6,163,966  $    91,574  $ 1,067,062
Net realized gains (losses)..............    2,767,352    3,195,823    (2,303,706)     (164,034)  (1,473,786)    (467,420)
Change in unrealized gains (losses)......   (8,837,682)  (2,917,413)  (11,825,608)      897,473   (2,284,250)    (132,995)
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (6,199,737)     666,805   (13,418,932)    6,897,405   (3,666,462)     466,647
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      105,840       14,838       674,863        51,207       56,590       19,354
Benefit payments.........................     (697,573)    (561,291)   (5,360,948)   (7,086,265)    (666,676)    (957,344)
Payments on termination..................   (3,806,659)  (6,791,108)  (21,391,270)  (30,961,784)  (4,156,580)  (8,064,661)
Contract maintenance charge..............      (10,265)     (12,483)      (53,589)      (58,999)      (9,960)     (11,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (556,551)      92,145    (3,793,381)    5,391,772     (956,826)     933,105
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --           --           --
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (4,965,208)  (7,257,899)  (29,924,325)  (32,664,069)  (5,733,452)  (8,081,418)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,164,945)  (6,591,094)  (43,343,257)  (25,766,664)  (9,399,914)  (7,614,771)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   26,172,805   32,763,899   145,176,554   170,943,218   24,656,382   32,271,153
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 15,007,860  $26,172,805  $101,833,297  $145,176,554  $15,256,468  $24,656,382
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,483,229    1,892,946     6,145,996     7,369,620    2,071,423    2,750,259
       Units issued......................      100,779      146,040       326,894       986,769      253,578      354,237
       Units redeemed....................     (406,700)    (555,757)   (1,662,906)   (2,210,393)    (796,276)  (1,033,073)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,177,308    1,483,229     4,809,984     6,145,996    1,528,725    2,071,423
                                          ============  ===========  ============  ============  ===========  ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                            Investment Series           Investment Series           Investment Series
                                               Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                              Money Market                S&P 500 Index                Strategist
                                       --------------------------  --------------------------  --------------------------
                                           2008          2007          2008          2007          2008          2007
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,074,408  $  3,864,808  $    456,240  $    212,570  $ (1,036,094) $  2,986,996
Net realized gains (losses)...........           --            --       674,365     5,228,472    11,719,819    28,981,564
Change in unrealized gains
 (losses).............................           --            --   (21,459,640)   (2,463,055)  (56,472,529)  (16,031,151)
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................    1,074,408     3,864,808   (20,329,035)    2,977,987   (45,788,804)   15,937,409
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      430,900        65,543       121,800        24,168       686,200       129,464
Benefit payments......................   (6,088,040)   (9,381,998)   (1,364,677)   (2,211,458)   (5,837,874)   (8,079,336)
Payments on termination...............  (35,831,243)  (53,136,743)   (6,864,121)  (16,276,013)  (23,567,705)  (41,007,189)
Contract maintenance charge...........      (48,742)      (48,797)      (27,752)      (34,443)      (74,741)      (84,944)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   44,159,101    38,010,614    (1,347,207)   (1,733,571)   (3,721,509)   (4,308,487)
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --            --
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........    2,621,976   (24,491,381)   (9,481,957)  (20,231,317)  (32,515,629)  (53,350,492)
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    3,696,384   (20,626,573)  (29,810,992)  (17,253,330)  (78,304,433)  (37,413,083)
NET ASSETS AT BEGINNING
 OF PERIOD............................  103,652,610   124,279,183    60,706,791    77,960,121   204,331,069   241,744,152
                                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $107,348,994  $103,652,610  $ 30,895,799  $ 60,706,791  $126,026,636  $204,331,069
                                       ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,893,124     8,633,808     4,836,473     6,425,180     6,555,902     8,247,845
       Units issued...................    3,968,898     5,564,392       417,336       558,538       264,379       537,819
       Units redeemed.................   (3,716,958)   (7,305,076)   (1,277,323)   (2,147,245)   (1,413,809)   (2,229,762)
                                       ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................    7,145,064     6,893,124     3,976,486     4,836,473     5,406,472     6,555,902
                                       ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     Morgan Stanley Variable     Morgan Stanley Variable
                                          Morgan Stanley Variable       Investment Series           Investment Series
                                             Investment Series           (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                        Aggressive Equity            Dividend Growth
                                                 Utilities               (Class Y Shares)           (Class Y Shares)
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (722,592) $    594,663  $   (357,986) $  (515,166) $ (1,090,496) $   (919,308)
Net realized gains (losses)............   17,787,205    20,614,867     1,357,108    3,007,948     1,344,114     6,288,953
Change in unrealized gains
 (losses)..............................  (54,762,839)    1,359,484   (13,183,905)   2,238,906   (36,801,617)   (2,220,495)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (37,698,226)   22,569,014   (12,184,783)   4,731,688   (36,547,999)    3,149,150
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       87,228        59,555        45,550       53,639       126,592       584,596
Benefit payments.......................   (3,405,529)   (4,038,711)     (334,962)    (526,047)   (2,028,307)   (2,202,152)
Payments on termination................  (14,174,451)  (25,753,928)   (3,378,363)  (5,179,925)  (11,055,161)  (15,832,046)
Contract maintenance charge............      (46,321)      (52,825)      (24,671)     (28,737)     (118,801)     (145,724)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,886,370)   (1,668,265)     (736,187)  (1,443,408)   (4,144,807)   (5,460,633)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,425,443)  (31,454,174)   (4,428,633)  (7,124,478)  (17,220,484)  (23,055,959)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (58,123,669)   (8,885,160)  (16,613,416)  (2,392,790)  (53,768,483)  (19,906,809)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  123,301,306   132,186,466    28,037,294   30,430,084   109,175,403   129,082,212
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 65,177,637  $123,301,306  $ 11,423,878  $28,037,294  $ 55,406,920  $109,175,403
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,164,895     5,184,390     2,334,631    2,987,465     8,451,886    10,200,997
       Units issued....................      156,405       338,157       111,612      271,204       236,343       517,411
       Units redeemed..................     (951,839)   (1,357,652)     (576,124)    (924,038)   (1,833,107)   (2,266,522)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,369,461     4,164,895     1,870,119    2,334,631     6,855,122     8,451,886
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  ------------------------
                                           Capital Opportunities          European Equity           Global Advantage
                                           (Class Y Shares) (q)        (Class Y Shares) (r)         (Class Y Shares)
                                        --------------------------  --------------------------  ------------------------
                                            2008          2007          2008          2007          2008         2007
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,172,756) $ (1,749,882) $    143,650  $   (133,528) $   (69,475) $  (113,839)
Net realized gains (losses)............    2,887,789     6,909,177     6,332,959     4,606,744      294,096      724,951
Change in unrealized gains
 (losses)..............................  (45,803,300)   12,232,408   (21,660,306)      938,815   (4,248,365)     808,110
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (44,088,267)   17,391,703   (15,183,697)    5,412,031   (4,023,744)   1,419,222
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      126,134       252,476        25,754        73,517       25,058       24,052
Benefit payments.......................   (2,099,092)   (1,785,218)     (450,979)     (584,624)    (151,497)    (107,850)
Payments on termination................  (11,616,007)  (15,870,128)   (4,372,071)   (7,717,201)  (1,384,047)  (1,494,283)
Contract maintenance charge............     (167,375)     (192,522)      (40,264)      (51,341)     (10,781)     (13,101)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,372,030)   (6,714,618)   (2,192,066)   (2,063,633)     (38,471)    (361,549)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --           --           --
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (15,128,370)  (24,310,010)   (7,029,626)  (10,343,282)  (1,559,738)  (1,952,731)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (59,216,637)   (6,918,307)  (22,213,323)   (4,931,251)  (5,583,482)    (533,509)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,270,648   110,188,955    39,508,022    44,439,273   10,007,415   10,540,924
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 44,054,011  $103,270,648  $ 17,294,699  $ 39,508,022  $ 4,423,933  $10,007,415
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,548,169    10,777,314     2,706,028     3,484,750      857,479    1,036,417
       Units issued....................      657,255       573,399        85,113       244,263       68,696       79,413
       Units redeemed..................   (2,252,327)   (2,802,544)     (695,209)   (1,022,985)    (237,869)    (258,351)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,953,097     8,548,169     2,095,932     2,706,028      688,306      857,479
                                        ============  ============  ============  ============  ===========  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                            (Class Y Shares)           (Class Y Shares)           (Class Y Shares)
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                             Global Dividend              High Yield               Income Builder
                                         Growth (Class Y Shares)       (Class Y Shares)           (Class Y Shares)
                                       --------------------------  ------------------------  --------------------------
                                           2008          2007          2008         2007         2008          2007
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    385,669  $    (22,578) $   122,845  $ 1,197,385  $   (230,775) $    297,646
Net realized gains (losses)...........    8,579,299    11,838,868     (917,292)    (173,930)    2,997,498     4,858,832
Change in unrealized gains
 (losses).............................  (32,212,590)   (8,195,036)  (3,741,513)    (427,050)   (9,926,937)   (4,445,253)
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (23,247,622)    3,621,254   (4,535,960)     596,405    (7,160,214)      711,225
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       65,548       376,614       20,853       22,539        10,416        22,249
Benefit payments......................     (631,873)   (2,103,029)    (266,430)    (531,723)     (429,327)     (766,382)
Payments on termination...............   (7,537,490)   (7,967,742)  (3,568,909)  (4,802,938)   (7,482,608)   (7,930,293)
Contract maintenance charge...........      (83,754)     (103,444)     (45,730)     (55,345)      (25,673)      (30,339)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (3,440,159)   (3,218,264)  (1,502,550)  (1,264,245)   (3,468,512)   (2,333,399)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (11,627,728)  (13,015,865)  (5,362,766)  (6,631,712)  (11,395,704)  (11,038,164)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (34,875,350)   (9,394,611)  (9,898,726)  (6,035,307)  (18,555,918)  (10,326,939)
NET ASSETS AT BEGINNING
 OF PERIOD............................   63,371,980    72,766,591   22,673,134   28,708,441    33,013,906    43,340,845
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 28,496,630  $ 63,371,980  $12,774,408  $22,673,134  $ 14,457,988  $ 33,013,906
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,861,469     4,671,366    2,582,417    3,372,288     2,329,610     3,085,543
       Units issued...................      175,694       458,241       75,177      205,886       196,478       183,953
       Units redeemed.................   (1,058,520)   (1,268,138)    (753,687)    (995,757)   (1,111,572)     (939,886)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    2,978,643     3,861,469    1,903,907    2,582,417     1,414,516     2,329,610
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                         Investment Series           Investment Series           Investment Series
                                         (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                            Income Plus              Limited Duration              Money Market
                                       (Class Y Shares) (s)          (Class Y Shares)            (Class Y Shares)
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    344,545  $  6,736,001  $     57,158  $  3,388,076  $    484,906  $  2,866,133
Net realized gains (losses)........   (3,310,704)     (105,580)   (5,001,154)   (1,120,866)           --            --
Change in unrealized gains
 (losses)..........................  (15,792,304)    1,027,836   (10,074,222)   (1,107,504)           --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (18,758,463)    7,658,257   (15,018,218)    1,159,706       484,906     2,866,133
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      183,851       786,438       120,391       119,727       827,259       262,900
Benefit payments...................   (3,486,964)   (4,315,989)   (1,536,341)   (2,173,442)   (5,160,864)   (4,480,967)
Payments on termination............  (22,327,012)  (23,117,489)  (14,683,995)  (14,494,922)  (49,307,561)  (42,489,587)
Contract maintenance charge........     (407,136)     (416,869)     (158,180)     (173,213)     (322,518)     (279,819)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................  (14,279,500)    5,856,143    (5,037,888)    2,831,270    64,508,756    42,901,538
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (40,316,761)  (21,207,766)  (21,296,013)  (13,890,580)   10,545,072    (4,085,935)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (59,075,224)  (13,549,509)  (36,314,231)  (12,730,874)   11,029,978    (1,219,802)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  191,480,194   205,029,703    97,623,776   110,354,650    97,838,003    99,057,805
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $132,404,970  $191,480,194  $ 61,309,545  $ 97,623,776  $108,867,981  $ 97,838,003
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   15,284,325    16,995,769     9,079,466    10,388,311     9,271,121     9,657,515
       Units issued................    1,152,667     1,963,354       784,581     1,173,329     9,051,854    10,643,759
       Units redeemed..............   (4,668,386)   (3,674,798)   (3,007,757)   (2,482,174)   (8,054,778)  (11,030,153)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................   11,768,606    15,284,325     6,856,290     9,079,466    10,268,197     9,271,121
                                    ============  ============  ============  ============  ============  ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  -------------------------
                                               S&P 500 Index                Strategist                  Utilities
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                        --------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    436,226  $   (266,810) $   (723,010) $    699,967  $   (264,806) $   (35,255)
Net realized gains (losses)............    2,365,077     8,764,840     4,302,708    12,012,148     4,298,696    5,503,598
Change in unrealized gains
 (losses)..............................  (50,385,982)   (2,985,194)  (23,089,046)   (6,661,222)  (13,515,252)     (55,600)
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations............................  (47,584,679)    5,512,836   (19,509,348)    6,050,893    (9,481,362)   5,412,743
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      208,286       451,546        99,226       319,518        80,744       36,854
Benefit payments.......................   (3,030,038)   (2,380,578)   (2,003,737)   (2,846,841)     (940,443)    (917,992)
Payments on termination................  (15,289,856)  (20,361,108)  (11,203,240)  (13,932,444)   (4,265,534)  (6,270,041)
Contract maintenance charge............     (251,321)     (286,500)     (106,494)     (109,815)      (23,894)     (26,524)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (998,656)   (5,689,217)   (1,713,743)   (2,551,772)     (220,793)    (721,150)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --           --
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (19,361,585)  (28,265,857)  (14,927,988)  (19,121,354)   (5,369,920)  (7,898,853)
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (66,946,264)  (22,753,021)  (34,437,336)  (13,070,461)  (14,851,282)  (2,486,110)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  138,928,002   161,681,023    85,755,304    98,825,765    30,831,101   33,317,211
                                        ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 71,981,738  $138,928,002  $ 51,317,968  $ 85,755,304  $ 15,979,819  $30,831,101
                                        ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   11,519,410    13,990,628     6,083,134     7,496,756     2,332,514    2,977,004
       Units issued....................      675,216       824,445       452,752       553,462       189,587      313,996
       Units redeemed..................   (2,684,196)   (3,295,663)   (1,675,186)   (1,967,084)     (688,574)    (958,486)
                                        ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period............................    9,510,430    11,519,410     4,860,700     6,083,134     1,833,527    2,332,514
                                        ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Neuberger & Berman  Neuberger & Berman
                                                   Advisors Management Advisors Management        Oppenheimer
                                                         Trust                Trust         Variable Account Funds
                                                      Sub-Account          Sub-Account            Sub-Account
                                                   ------------------  ------------------  ------------------------
                                                      AMT Mid-Cap                                 Oppenheimer
                                                        Growth            AMT Partners             Balanced
                                                   ------------------  ------------------  ------------------------
                                                     2008      2007      2008      2007        2008         2007
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (46)  $  (110)  $   (830) $ (1,360) $    76,695  $    84,368
Net realized gains (losses).......................      --        62      9,629    18,889     (124,290)     822,559
Change in unrealized gains (losses)...............    (941)    1,359    (48,884)   (6,998)  (1,827,635)    (712,340)
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from operations.    (987)    1,311    (40,085)   10,531   (1,875,230)     194,587
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --         --        --        3,410       25,498
Benefit payments..................................      --    (1,837)   (11,504)       --     (391,730)     (36,480)
Payments on termination...........................  (5,290)       --    (36,793)  (33,709)  (1,474,805)  (1,878,446)
Contract maintenance charge.......................      (7)       (7)       (40)      (32)      (1,480)      (1,852)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      (1)       --       (584)    1,696     (333,982)    (461,660)
Adjustment to net assets allocated to contract in
 payout period....................................      --        --         --        --           --           --
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (5,298)   (1,844)   (48,921)  (32,045)  (2,198,587)  (2,352,940)
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (6,285)     (533)   (89,006)  (21,514)  (4,073,817)  (2,158,353)
NET ASSETS AT BEGINNING OF PERIOD.................   6,285     6,818    120,187   141,701    5,958,145    8,116,498
                                                   -------   -------   --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $    --   $ 6,285   $ 31,181  $120,187  $ 1,884,328  $ 5,958,145
                                                   =======   =======   ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     331       432      7,253     9,201      418,260      582,617
       Units issued...............................      --       196          6       251       30,330       22,731
       Units redeemed.............................    (331)     (297)    (3,243)   (2,199)    (211,411)    (187,088)
                                                   -------   -------   --------  --------  -----------  -----------
    Units outstanding at end of period............      --       331      4,016     7,253      237,179      418,260
                                                   =======   =======   ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer               Oppenheimer
                                        Variable Account Funds    Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account               Sub-Account
                                       ------------------------  -----------------------  ------------------------
                                              Oppenheimer                                        Oppenheimer
                                                Capital                Oppenheimer                 Global
                                             Appreciation               Core Bond                Securities
                                       ------------------------  -----------------------  ------------------------
                                           2008         2007         2008        2007         2008         2007
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (100,080) $  (136,308) $   119,148  $  154,822  $    25,966  $     2,046
Net realized gains (losses)...........      53,558      561,461     (194,775)     (3,506)     744,334    1,255,328
Change in unrealized gains
 (losses).............................  (4,400,287)   1,006,009   (1,265,389)    (32,057)  (4,733,021)    (647,266)
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,446,809)   1,431,162   (1,341,016)    119,259   (3,962,721)     610,108
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      80,621      127,221       26,912      35,931       88,254      144,922
Benefit payments......................     (67,681)    (244,600)     (61,978)     (8,318)    (128,196)     (78,122)
Payments on termination...............  (1,926,890)  (2,048,692)    (719,545)   (296,776)  (2,031,231)  (1,720,502)
Contract maintenance charge...........      (6,175)      (7,241)      (1,757)     (1,922)      (5,257)      (6,331)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (284,267)    (611,984)      39,273     (29,455)    (635,996)     451,825
Adjustment to net assets allocated to
 contract in payout period............          --           --           --          --           --           --
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,204,392)  (2,785,296)    (717,095)   (300,540)  (2,712,426)  (1,208,208)
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,651,201)  (1,354,134)  (2,058,111)   (181,281)  (6,675,147)    (598,100)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,166,153   12,520,287    3,907,560   4,088,841   11,553,325   12,151,425
                                       -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 4,514,952  $11,166,153  $ 1,849,449  $3,907,560  $ 4,878,178  $11,553,325
                                       ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     919,161    1,170,736      273,549     294,833      578,476      635,242
       Units issued...................     106,838       80,995       56,899       9,616       46,622       87,170
       Units redeemed.................    (332,971)    (332,570)    (115,169)    (30,900)    (210,248)    (143,936)
                                       -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     693,028      919,161      215,279     273,549      414,850      578,476
                                       ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer               Oppenheimer              Oppenheimer
                                           Variable Account Funds   Variable Account Funds    Variable Account Funds
                                                Sub-Account               Sub-Account              Sub-Account
                                          -----------------------  ------------------------  -----------------------
                                                                                                   Oppenheimer
                                                Oppenheimer               Oppenheimer              Main Street
                                                High Income               Main Street             Small Cap (t)
                                          -----------------------  ------------------------  -----------------------
                                              2008        2007         2008         2007         2008        2007
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    81,414  $  110,423  $     9,438  $   (26,406) $   (21,847) $  (44,194)
Net realized gains (losses)..............    (171,392)     (2,942)     324,473      540,449      311,076     446,972
Change in unrealized gains (losses)......  (1,090,604)   (129,578)  (2,330,029)    (258,165)  (1,569,204)   (480,753)
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (1,180,582)    (22,097)  (1,996,118)     255,878   (1,279,975)    (77,975)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,946      10,381        3,840       21,842       31,521      64,387
Benefit payments.........................     (13,901)    (16,222)    (108,198)     (94,324)        (496)     (8,127)
Payments on termination..................    (241,958)   (138,766)  (1,160,123)  (2,101,944)    (752,298)   (424,317)
Contract maintenance charge..............        (713)       (891)      (2,286)      (3,044)      (3,002)     (3,641)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      13,987       2,844     (424,399)    (178,121)    (224,025)   (296,390)
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --           --          --
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (235,639)   (142,654)  (1,691,166)  (2,355,591)    (948,300)   (668,088)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,416,221)   (164,751)  (3,687,284)  (2,099,713)  (2,228,275)   (746,063)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,743,237   1,907,988    6,185,794    8,285,507    3,969,763   4,715,826
                                          -----------  ----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $   327,016  $1,743,237  $ 2,498,510  $ 6,185,794  $ 1,741,488  $3,969,763
                                          ===========  ==========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     133,070     143,557      541,717      750,565      188,550     218,450
       Units issued......................      44,297       5,903       19,727       23,220       24,288      10,110
       Units redeemed....................     (58,599)    (16,390)    (199,492)    (232,068)     (78,097)    (40,010)
                                          -----------  ----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     118,768     133,070      361,952      541,717      134,741     188,550
                                          ===========  ==========  ===========  ===========  ===========  ==========

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Oppenheimer
                                                Oppenheimer               Oppenheimer          Variable Account Funds
                                           Variable Account Funds   Variable Account Funds    (Service Shares ("SS"))
                                                Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  ------------------------  -------------------------
                                                Oppenheimer               Oppenheimer               Oppenheimer
                                                MidCap Fund             Strategic Bond             Balanced (SS)
                                          -----------------------  ------------------------  -------------------------
                                              2008        2007         2008         2007         2008          2007
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (18,481) $  (33,706) $   240,237  $   142,077  $    329,218  $   315,857
Net realized gains (losses)..............     (28,007)        645      179,644      192,203      (179,572)   3,808,906
Change in unrealized gains (losses)......    (687,041)    148,582   (1,239,638)     178,334   (15,311,712)  (3,299,259)
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (733,529)    115,521     (819,757)     512,614   (15,162,066)     825,504
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,583       3,352        4,970       26,120       118,581      807,298
Benefit payments.........................      (6,703)    (22,051)    (240,111)     (51,989)     (619,744)    (421,716)
Payments on termination..................    (445,374)   (462,282)  (1,138,253)  (1,622,296)   (3,570,830)  (4,102,444)
Contract maintenance charge..............        (583)       (802)      (1,390)      (1,527)     (113,918)    (129,454)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (105,787)   (184,018)    (431,945)   1,290,522    (2,887,717)      77,585
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --            --           --
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (555,864)   (665,801)  (1,806,729)    (359,170)   (7,073,628)  (3,768,731)
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,289,393)   (550,280)  (2,626,486)     153,444   (22,235,694)  (2,943,227)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,930,781   2,481,061    6,438,426    6,284,982    39,597,630   42,540,857
                                          -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $   641,388  $1,930,781  $ 3,811,940  $ 6,438,426  $ 17,361,936  $39,597,630
                                          ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     207,623     289,697      405,319      426,219     2,462,392    2,694,373
       Units issued......................       6,150      11,155       83,988      132,635       352,906      245,052
       Units redeemed....................     (77,767)    (93,229)    (205,453)    (153,535)     (871,203)    (477,033)
                                          -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...     136,006     207,623      283,854      405,319     1,944,095    2,462,392
                                          ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                Oppenheimer                Oppenheimer
                                            Variable Account Funds     Variable Account Funds     Variable Account Funds
                                           (Service Shares ("SS"))    (Service Shares ("SS"))    (Service Shares ("SS"))
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------  -------------------------  -------------------------
                                                 Oppenheimer                                           Oppenheimer
                                                   Capital                  Oppenheimer                   Global
                                              Appreciation (SS)            Core Bond (SS)            Securities (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2008          2007         2008          2007         2008          2007
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (986,559) $(1,314,718) $  1,495,917  $ 1,187,088  $    (80,230) $  (208,133)
Net realized gains (losses)..............       16,725    3,051,850    (1,679,428)      16,138     1,642,186    4,705,312
Change in unrealized gains (losses)......  (33,884,527)   7,655,208   (20,831,196)       5,061   (18,182,167)  (2,584,644)
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (34,854,361)   9,392,340   (21,014,707)   1,208,287   (16,620,211)   1,912,535
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      591,699    2,980,203       446,025   14,591,449       269,102    1,683,812
Benefit payments.........................     (849,868)  (1,467,092)   (1,526,082)    (929,821)     (658,112)    (698,413)
Payments on termination..................   (6,798,604)  (6,966,552)   (4,435,917)  (2,654,664)   (3,397,380)  (4,309,268)
Contract maintenance charge..............     (229,546)    (254,761)     (207,896)    (131,269)      (91,094)    (112,155)
Transfers among the sub-accounts and
 with the Fixed Account - net............     (436,275)  (2,095,152)    3,324,258   11,764,725    (3,367,129)   2,011,306
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --           --            --           --
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (7,722,594)  (7,803,354)   (2,399,612)  22,640,420    (7,244,613)  (1,424,718)
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,576,955)   1,588,986   (23,414,319)  23,848,707   (23,864,824)     487,817
NET ASSETS AT BEGINNING OF
 PERIOD..................................   80,889,689   79,300,703    56,223,013   32,374,306    44,655,895   44,168,078
                                          ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 38,312,734  $80,889,689  $ 32,808,694  $56,223,013  $ 20,791,071  $44,655,895
                                          ============  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,117,365    5,620,805     5,213,991    3,076,290     1,975,479    2,040,446
       Units issued......................    1,013,581      794,632     2,181,709    2,993,517       263,963      621,776
       Units redeemed....................   (1,600,754)  (1,298,072)   (2,324,367)    (855,816)     (674,334)    (686,743)
                                          ------------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    4,530,192    5,117,365     5,071,333    5,213,991     1,565,108    1,975,479
                                          ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer                 Oppenheimer                Oppenheimer
                                         Variable Account Funds     Variable Account Funds      Variable Account Funds
                                        (Service Shares ("SS"))     (Service Shares ("SS"))    (Service Shares ("SS"))
                                              Sub-Account                 Sub-Account                Sub-Account
                                       -------------------------  --------------------------  -------------------------
                                                                                                     Oppenheimer
                                              Oppenheimer                 Oppenheimer                Main Street
                                            High Income (SS)           Main Street (SS)           Small Cap (SS) (u)
                                       -------------------------  --------------------------  -------------------------
                                           2008          2007         2008          2007          2008          2007
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,576,831  $ 2,136,432  $   (280,308) $   (927,991) $   (489,715) $  (795,629)
Net realized gains (losses)...........   (2,635,460)     (71,035)    4,945,288     4,678,520     1,741,274    4,295,191
Change in unrealized gains
 (losses).............................  (25,237,720)  (2,816,151)  (46,211,775)     (432,171)  (18,019,807)  (4,868,815)
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (26,296,349)    (750,754)  (41,546,795)    3,318,358   (16,768,248)  (1,369,253)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      144,635    1,850,927       520,210     6,993,454       258,708    2,175,993
Benefit payments......................     (474,767)    (650,045)   (1,626,874)   (1,604,506)     (668,470)  (1,008,328)
Payments on termination...............   (3,958,558)  (4,933,368)   (9,093,240)  (10,982,662)   (3,904,682)  (4,573,513)
Contract maintenance charge...........     (110,697)    (137,464)     (352,916)     (388,903)     (156,929)    (187,611)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    6,122,926      972,934       131,626    (1,111,461)   (2,447,865)  (1,742,459)
Adjustment to net assets allocated
 to contract in payout period.........           --           --            --            --            --           --
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    1,723,539   (2,897,016)  (10,421,194)   (7,094,078)   (6,919,238)  (5,335,918)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (24,572,810)  (3,647,770)  (51,967,989)   (3,775,720)  (23,687,486)  (6,705,171)
NET ASSETS AT BEGINNING
 OF PERIOD............................   37,113,479   40,761,249   113,261,706   117,037,426    48,609,506   55,314,677
                                       ------------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 12,540,669  $37,113,479  $ 61,293,717  $113,261,706  $ 24,922,020  $48,609,506
                                       ============  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,525,760    2,718,511     6,913,064     7,324,466     2,385,682    2,635,661
       Units issued...................    2,950,987      392,551     1,026,963     1,116,116       338,004      442,526
       Units redeemed.................   (1,436,015)    (585,302)   (1,745,436)   (1,527,518)     (719,706)    (692,505)
                                       ------------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    4,040,732    2,525,760     6,194,591     6,913,064     2,003,980    2,385,682
                                       ============  ===========  ============  ============  ============  ===========

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                 Oppenheimer              PIMCO
                                            Variable Account Funds     Variable Account Funds    Variable Insurance
                                           (Service Shares ("SS"))     (Service Shares ("SS"))        Trust
                                                 Sub-Account                 Sub-Account           Sub-Account
                                          -------------------------  --------------------------  -----------------
                                                                                                   Foreign Bond
                                                 Oppenheimer                 Oppenheimer           (US Dollar-
                                               MidCap Fund (SS)          Strategic Bond (SS)       Hedged) (v)
                                          -------------------------  --------------------------  -----------------
                                              2008          2007         2008          2007        2008     2007
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (247,627) $  (368,396) $  4,315,134  $  2,461,019  $    46   $   55
Net realized gains (losses)..............       55,295    1,156,263       940,365     1,499,491     (122)     (36)
Change in unrealized gains (losses)......   (9,048,990)     237,809   (25,350,997)    6,369,872      (96)      10
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 operations..............................   (9,241,322)   1,025,676   (20,095,498)   10,330,382     (172)      29
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       80,166    1,002,446       904,080     6,639,536       --      264
Benefit payments.........................     (159,668)    (589,459)   (2,715,846)   (2,144,052)      --       --
Payments on termination..................   (2,085,211)  (2,145,316)  (15,406,862)  (11,818,478)      --       --
Contract maintenance charge..............      (64,766)     (75,016)     (478,725)     (424,412)     (10)      (9)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (815,735)    (567,856)   (6,081,339)    2,257,586   (1,428)     293
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --       --       --
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 contract transactions...................   (3,045,214)  (2,375,201)  (23,778,692)   (5,489,820)  (1,438)     548
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,286,536)  (1,349,525)  (43,874,190)    4,840,562   (1,610)     577
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,103,907   22,453,432   137,791,892   132,951,330    3,321    2,744
                                          ------------  -----------  ------------  ------------  -------   ------
NET ASSETS AT END OF
 PERIOD.................................. $  8,817,371  $21,103,907  $ 93,917,702  $137,791,892  $ 1,711   $3,321
                                          ============  ===========  ============  ============  =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,245,807    1,382,081     9,241,577     9,618,452      278      234
       Units issued......................      168,525      223,468     1,585,339     1,650,949       --       44
       Units redeemed....................     (372,981)    (359,742)   (3,342,825)   (2,027,824)    (129)      --
                                          ------------  -----------  ------------  ------------  -------   ------
    Units outstanding at end of
     period..............................    1,041,351    1,245,807     7,484,091     9,241,577      149      278
                                          ============  ===========  ============  ============  =======   ======

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                    PIMCO                       PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                             Sub-Account              Sub-Account                 Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                                                      PIMCO Total             PIMCO VIT Commodity
                                            Money Market                 Return               RealReturn Strategy
                                          -----------------------  -----------------------  -----------------------
                                            2008         2007        2008         2007          2008        2007
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   182      $   510     $    196     $   461     $    92,565  $   61,399
Net realized gains (losses)..............      --           --          441         (31)        (19,356)    (14,981)
Change in unrealized gains (losses)......      --           --         (232)        558      (1,914,727)    388,199
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 operations..............................     182          510          405         988      (1,841,518)    434,617
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --           --       1,752          12,387     105,928
Benefit payments.........................      --           --           --          --         (55,718)     (8,428)
Payments on termination..................  (2,111)        (797)     (12,051)         --        (346,210)    (92,410)
Contract maintenance charge..............     (60)         (18)         (26)        (18)        (21,923)    (10,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (417)      16,577         (371)         92       1,669,178     136,006
Adjustment to net assets allocated to
 contract in payout period...............      --           --           --          --              --          --
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,588)      15,762      (12,448)      1,826       1,257,714     130,658
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,406)      16,272      (12,043)      2,814        (583,804)    565,275
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,450        9,178       15,362      12,548       2,598,863   2,033,588
                                            -------     -------     --------     -------    -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $23,044      $25,450     $  3,319     $15,362     $ 2,015,059  $2,598,863
                                            =======     =======     ========     =======    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,394          892        1,213       1,061         226,126     214,244
       Units issued......................     138        1,578           --         156         234,587      81,818
       Units redeemed....................    (380)         (76)        (959)         (4)       (142,949)    (69,936)
                                            -------     -------     --------     -------    -----------  ----------
    Units outstanding at end of period...   2,152        2,394          254       1,213         317,764     226,126
                                            =======     =======     ========     =======    ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  PIMCO                     PIMCO                     PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                               Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  -----------------------  ------------------------
                                                PIMCO VIT
                                                Emerging                PIMCO VIT Real           PIMCO VIT Total
                                              Markets Bond                  Return                   Return
                                            (Advisor Shares)           (Advisor Shares)         (Advisor Shares)
                                          -----------------------  -----------------------  ------------------------
                                             2008         2007         2008        2007         2008         2007
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  47,256    $  25,688   $   192,550  $  180,869  $   699,241  $   581,093
Net realized gains (losses)..............     5,773       18,777        60,290      32,483      728,364       36,712
Change in unrealized gains (losses)......  (231,932)     (18,620)   (1,251,975)    485,274     (815,432)     850,224
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (178,903)      25,845      (999,135)    698,626      612,173    1,468,029
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    40,387       51,400        30,174      38,307       48,678      432,172
Benefit payments.........................    (8,791)     (15,479)     (163,367)         --     (352,413)    (140,116)
Payments on termination..................  (138,509)    (117,069)   (5,479,268)   (737,542)  (6,682,491)  (1,525,096)
Contract maintenance charge..............    (5,163)      (2,819)      (41,826)    (25,612)    (109,371)     (76,016)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   391,181      340,245     4,995,310   8,050,394    5,733,419   11,671,904
Adjustment to net assets allocated to
 contract in payout period...............        --           --            --          --           --           --
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   279,105      256,278      (658,977)  7,325,547   (1,362,178)  10,362,848
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   100,202      282,123    (1,658,112)  8,024,173     (750,005)  11,830,877
NET ASSETS AT BEGINNING OF
 PERIOD..................................   740,041      457,918     9,822,520   1,798,347   23,861,614   12,030,737
                                           ---------   ---------   -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 840,243    $ 740,041   $ 8,164,408  $9,822,520  $23,111,609  $23,861,614
                                           =========   =========   ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    66,443       42,786       895,035     177,682    2,169,170    1,167,554
       Units issued......................    58,565       60,270       762,064     872,325    1,275,094    1,424,758
       Units redeemed....................   (35,093)     (36,613)     (843,585)   (154,972)  (1,405,040)    (423,142)
                                           ---------   ---------   -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    89,915       66,443       813,514     895,035    2,039,224    2,169,170
                                           =========   =========   ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Premier VIT       Premier VIT      Putnam Variable Trust
                                                       Sub-Account       Sub-Account           Sub-Account
                                                     ---------------  ----------------  ------------------------
                                                                                               VT American
                                                           NACM                                Government
                                                      Small Cap (w)    OpCap Balanced            Income
                                                     ---------------  ----------------  ------------------------
                                                       2008    2007     2008     2007       2008         2007
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (27) $  (35) $    70  $   (19) $ 1,504,636  $ 1,689,905
Net realized gains (losses).........................     409     503      702      720     (285,299)    (318,479)
Change in unrealized gains (losses).................  (1,308)   (489)  (3,817)  (1,292)  (1,817,286)   1,794,968
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from operations...    (926)    (21)  (3,045)    (591)    (597,949)   3,166,394
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      --       --       --      306,811      151,440
Benefit payments....................................      --      --       --       --   (1,537,749)  (1,144,777)
Payments on termination.............................      --      --     (505)    (136)  (9,202,580)  (6,429,439)
Contract maintenance charge.........................      (6)     (7)     (18)     (16)     (96,995)     (79,582)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --       1       25       69    4,798,237    2,467,847
Adjustment to net assets allocated to contract in
 payout period......................................      --      --       --       --           --           --
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................      (6)     (6)    (498)     (83)  (5,732,276)  (5,034,511)
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    (932)    (27)  (3,543)    (674)  (6,330,225)  (1,868,117)
NET ASSETS AT BEGINNING OF PERIOD...................   2,182   2,209    9,542   10,216   47,951,141   49,819,258
                                                     -------  ------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $ 1,250  $2,182  $ 5,999  $ 9,542  $41,620,916  $47,951,141
                                                     =======  ======  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     121     121      850      857    3,631,106    4,029,329
       Units issued.................................      --      --       69        6    1,103,162      574,972
       Units redeemed...............................      (1)     --     (130)     (13)  (1,548,019)    (973,195)
                                                     -------  ------  -------  -------  -----------  -----------
    Units outstanding at end of period..............     120     121      789      850    3,186,249    3,631,106
                                                     =======  ======  =======  =======  ===========  ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                              VT Capital                VT Capital               VT Discovery
                                             Appreciation              Opportunities                Growth
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (96,909) $  (194,932) $   (42,545) $  (119,378) $  (165,428) $  (236,126)
Net realized gains (losses)...........     480,320    1,747,743     (384,420)     880,695    1,397,723    2,534,774
Change in unrealized gains
 (losses).............................  (5,090,637)  (2,696,015)  (1,566,138)  (1,594,153)  (7,591,844)    (861,456)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,707,226)  (1,143,204)  (1,993,103)    (832,836)  (6,359,549)   1,437,192
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      22,058       24,335        5,944       11,543       51,478      108,453
Benefit payments......................    (279,237)    (265,679)     (18,743)     (46,302)    (122,965)    (135,656)
Payments on termination...............  (1,714,929)  (2,173,509)    (845,619)  (1,571,112)  (1,632,798)  (2,245,015)
Contract maintenance charge...........     (27,089)     (30,298)     (14,379)     (20,679)     (40,129)     (43,289)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      87,368      440,908     (412,488)     501,228     (571,411)     179,470
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,911,829)  (2,004,243)  (1,285,285)  (1,125,322)  (2,315,825)  (2,136,037)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,619,055)  (3,147,447)  (3,278,388)  (1,958,158)  (8,675,374)    (698,845)
NET ASSETS AT BEGINNING
 OF PERIOD............................  13,117,604   16,265,051    6,343,831    8,301,989   16,058,615   16,757,460
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,498,549  $13,117,604  $ 3,065,443  $ 6,343,831  $ 7,383,241  $16,058,615
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
       Units issued...................     153,428      214,086       55,964      216,914      192,575      335,023
       Units redeemed.................    (423,004)    (415,869)    (149,439)    (280,640)    (658,514)    (686,109)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,198,678    1,468,254      288,971      382,446    2,154,236    2,620,175
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                                                      VT The George
                                              VT Diversified                VT Equity                  Putnam Fund
                                                  Income                      Income                    of Boston
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  2,854,734  $  2,908,027  $    179,377  $    (2,966) $  4,445,807  $  2,787,193
Net realized gains (losses)............   (3,433,592)     (391,403)      561,709    3,793,442     2,508,580    23,457,249
Change in unrealized gains
 (losses)..............................  (17,648,095)     (449,213)  (11,495,845)  (3,068,540)  (67,603,096)  (26,346,702)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (18,226,953)    2,067,411   (10,754,759)     721,936   (60,648,709)     (102,260)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       88,432       288,062        36,499       78,532       599,250     2,648,651
Benefit payments.......................   (2,279,369)   (2,130,769)     (586,670)    (235,025)   (2,921,650)   (4,611,780)
Payments on termination................  (13,110,164)  (17,181,337)   (6,163,850)  (7,337,656)  (24,821,965)  (32,497,991)
Contract maintenance charge............     (109,923)     (111,418)      (71,042)     (68,536)     (335,038)     (380,151)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,429,560)    4,618,144     3,185,288    5,261,761   (11,834,571)     (513,793)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,840,584)  (14,517,318)   (3,599,775)  (2,300,924)  (39,313,974)  (35,355,064)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (36,067,537)  (12,449,907)  (14,354,534)  (1,578,988)  (99,962,683)  (35,457,324)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   71,147,952    83,597,859    35,170,869   36,749,857   176,034,706   211,492,030
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 35,080,415  $ 71,147,952  $ 20,816,335  $35,170,869  $ 76,072,023  $176,034,706
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,904,049     5,915,272     2,131,569    2,266,811    13,314,550    16,005,682
       Units issued....................      564,167       905,770       533,008      553,751       880,194     1,700,532
       Units redeemed..................   (1,923,516)   (1,916,993)     (807,363)    (688,993)   (4,377,301)   (4,391,664)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,544,700     4,904,049     1,857,214    2,131,569     9,817,443    13,314,550
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                        -------------------------  --------------------------  ----------------------------
                                             VT Global Asset                VT Global                  VT Growth and
                                                Allocation                   Equity                       Income
                                        -------------------------  --------------------------  ----------------------------
                                            2008          2007         2008          2007           2008           2007
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    937,451  $  (512,710) $    460,918  $    440,824  $   2,469,102  $    (193,485)
Net realized gains (losses)............     (319,187)   1,938,690    (4,139,269)     (936,945)     7,003,699     89,078,565
Change in unrealized gains
 (losses)..............................  (15,765,375)    (657,885)  (18,252,419)    5,018,244   (147,922,862)  (119,833,523)
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 operations............................  (15,147,111)     768,095   (21,930,770)    4,522,123   (138,450,061)   (30,948,443)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      221,958    2,401,418        48,835       109,350        578,938      2,320,965
Benefit payments.......................     (517,478)    (746,386)   (1,052,789)     (734,571)    (7,538,709)   (10,855,515)
Payments on termination................   (6,688,813)  (7,774,512)   (7,394,089)  (10,366,033)   (56,215,165)   (89,920,624)
Contract maintenance charge............     (127,130)    (121,596)     (106,356)     (115,819)      (696,967)      (872,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (516,927)   3,443,697      (883,505)    1,267,012    (24,597,348)   (16,822,542)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --             --             --
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions.................   (7,628,390)  (2,797,379)   (9,387,904)   (9,840,061)   (88,469,251)  (116,150,103)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (22,775,501)  (2,029,284)  (31,318,674)   (5,317,938)  (226,919,312)  (147,098,546)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   49,585,162   51,614,446    53,911,479    59,229,417    410,138,082    557,236,628
                                        ------------  -----------  ------------  ------------  -------------  -------------
NET ASSETS AT END OF
 PERIOD................................ $ 26,809,661  $49,585,162  $ 22,592,805  $ 53,911,479  $ 183,218,770  $ 410,138,082
                                        ============  ===========  ============  ============  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,663,921    3,912,655     5,115,566     6,001,993     34,906,987     44,194,145
       Units issued....................      704,806    1,006,025       350,752       688,604      1,196,485      2,895,840
       Units redeemed..................   (1,340,500)  (1,254,759)   (1,442,180)   (1,575,031)   (10,436,540)   (12,182,998)
                                        ------------  -----------  ------------  ------------  -------------  -------------
    Units outstanding at end of
     period............................    3,028,227    3,663,921     4,024,138     5,115,566     25,666,932     34,906,987
                                        ============  ===========  ============  ============  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                 Sub-Account                Sub-Account                 Sub-Account
                                          ------------------------  --------------------------  --------------------------
                                                  VT Growth                  VT Health                    VT High
                                                Opportunities                Sciences                      Yield
                                          ------------------------  --------------------------  --------------------------
                                              2008         2007         2008          2007          2008          2007
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (188,208) $  (267,277) $   (605,693) $   (354,223) $  5,646,355  $  5,997,583
Net realized gains (losses)..............  (1,335,206)    (883,737)    1,019,134     2,501,954    (4,057,758)     (328,328)
Change in unrealized gains (losses)......  (4,604,291)   1,952,659    (8,474,211)   (2,780,690)  (20,025,902)   (4,369,630)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (6,127,705)     801,645    (8,060,770)     (632,959)  (18,437,305)    1,299,625
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      14,116       73,396       147,655       280,159       141,295     3,097,408
Benefit payments.........................    (386,781)    (446,891)     (611,672)     (776,703)   (1,475,166)   (1,743,780)
Payments on termination..................  (2,106,177)  (3,342,273)   (6,865,463)   (9,938,353)  (11,945,961)  (13,448,577)
Contract maintenance charge..............     (40,883)     (42,414)     (141,405)     (149,863)     (210,065)     (218,543)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (439,481)     (98,657)   (2,856,415)   (4,425,502)   (6,033,530)   (2,060,384)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --            --            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,959,206)  (3,856,839)  (10,327,300)  (15,010,262)  (19,523,427)  (14,373,876)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,086,911)  (3,055,194)  (18,388,070)  (15,643,221)  (37,960,732)  (13,074,251)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,940,105   20,995,299    51,583,300    67,226,521    84,132,469    97,206,720
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,853,194  $17,940,105  $ 33,195,230  $ 51,583,300  $ 46,171,737  $ 84,132,469
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
       Units issued......................     222,391      494,143       314,105       382,670       517,494       967,888
       Units redeemed....................    (951,982)  (1,296,917)   (1,226,048)   (1,553,031)   (1,924,409)   (1,972,816)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,985,105    3,714,696     3,362,364     4,274,307     4,230,215     5,637,130
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  ---------------------------  --------------------------
                                                                                                            VT
                                                                                VT                     International
                                                                          International                 Growth and
                                                VT Income                     Equity                      Income
                                       --------------------------  ---------------------------  --------------------------
                                           2008          2007           2008          2007          2008          2007
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  9,804,175  $  7,889,617  $   1,548,660  $  4,470,480  $    267,342  $    300,261
Net realized gains (losses)...........   (5,682,362)     (218,844)    30,656,640    58,626,824     6,916,142    18,018,656
Change in unrealized gains
 (losses).............................  (45,213,517)      (90,225)  (156,905,622)  (40,153,403)  (33,659,268)  (14,035,621)
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (41,091,704)    7,580,548   (124,700,322)   22,943,901   (26,475,784)    4,283,296
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      502,259     8,927,440        832,065     7,644,037        90,190       236,117
Benefit payments......................   (4,457,175)   (4,506,105)    (4,480,221)   (5,230,595)     (785,172)   (1,365,575)
Payments on termination...............  (28,011,475)  (29,054,568)   (34,556,848)  (52,375,938)   (9,067,553)  (14,185,142)
Contract maintenance charge...........     (506,314)     (485,702)      (606,687)     (665,207)     (124,145)     (140,501)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (14,395,185)    4,226,682    (11,283,010)    9,660,748    (3,120,413)    2,884,402
Adjustment to net assets allocated to
 contract in payout period............           --            --             --            --            --            --
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (46,867,890)  (20,892,253)   (50,094,701)  (40,966,955)  (13,007,093)  (12,570,699)
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (87,959,594)  (13,311,705)  (174,795,023)  (18,023,054)  (39,482,877)   (8,287,403)
NET ASSETS AT BEGINNING
 OF PERIOD............................  200,710,810   214,022,515    314,633,926   332,656,980    65,687,567    73,974,970
                                       ------------  ------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $112,751,216  $200,710,810  $ 139,838,903  $314,633,926  $ 26,204,690  $ 65,687,567
                                       ============  ============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   16,149,283    17,750,726     19,162,030    21,968,011     3,773,162     4,476,288
       Units issued...................    1,781,726     3,066,393      1,661,234     3,393,027       305,941       814,924
       Units redeemed.................   (5,788,109)   (4,667,836)    (5,516,650)   (6,199,008)   (1,250,510)   (1,518,050)
                                       ------------  ------------  -------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   12,142,900    16,149,283     15,306,614    19,162,030     2,828,593     3,773,162
                                       ============  ============  =============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                        -------------------------  --------------------------  ------------------------
                                                    VT
                                              International
                                                   New                                                VT Mid Cap
                                              Opportunities               VT Investors                   Value
                                        -------------------------  --------------------------  ------------------------
                                            2008          2007         2008          2007          2008         2007
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $     57,539  $  (217,187) $   (997,151) $ (1,615,041) $  (112,016) $    13,151
Net realized gains (losses)............      969,748    3,437,488    (8,059,324)      707,770    1,552,847    2,527,037
Change in unrealized gains
 (losses)..............................  (16,167,524)   1,244,562   (35,326,779)   (7,938,716)  (7,537,402)  (2,358,068)
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (15,140,237)   4,464,863   (44,383,254)   (8,845,987)  (6,096,571)     182,120
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      152,980      153,256       199,854     1,318,138       35,848       62,598
Benefit payments.......................     (363,232)    (496,054)   (2,375,832)   (3,022,675)    (285,488)    (156,522)
Payments on termination................   (3,803,137)  (6,647,183)  (18,120,960)  (27,231,424)  (2,533,071)  (3,694,121)
Contract maintenance charge............      (99,632)    (106,051)     (268,886)     (329,736)     (35,362)     (38,792)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,919,618)   1,249,115    (6,209,535)   (5,290,570)    (519,260)     329,726
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --           --           --
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (6,032,639)  (5,846,917)  (26,775,359)  (34,556,267)  (3,337,333)  (3,497,111)
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (21,172,876)  (1,382,054)  (71,158,613)  (43,402,254)  (9,433,904)  (3,314,991)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   39,491,751   40,873,805   128,940,979   172,343,233   16,546,732   19,861,723
                                        ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 18,318,875  $39,491,751  $ 57,782,366  $128,940,979  $ 7,112,828  $16,546,732
                                        ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
       Units issued....................      312,951      701,298       720,645     1,429,065      185,942      234,361
       Units redeemed..................     (862,152)  (1,076,181)   (4,354,363)   (5,091,027)    (399,453)    (417,684)
                                        ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    2,503,412    3,052,613    10,758,957    14,392,675      686,279      899,790
                                        ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        --------------------------  --------------------------  --------------------------
                                                 VT Money                     VT New
                                                  Market                   Opportunities               VT New Value
                                        --------------------------  --------------------------  --------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  1,689,351  $  4,901,425  $   (939,161) $ (1,426,134) $    494,415  $   (637,934)
Net realized gains (losses)............           --            --    (8,442,020)   (7,678,785)   15,989,563    25,846,276
Change in unrealized gains
 (losses)..............................           --            --   (22,247,489)   13,827,773   (83,898,957)  (35,748,178)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    1,689,351     4,901,425   (31,628,670)    4,722,854   (67,414,979)  (10,539,836)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................    2,447,045     9,484,967       440,354       262,674       713,210     5,625,733
Benefit payments.......................  (10,573,553)  (13,445,862)   (1,537,239)   (1,437,195)   (2,256,424)   (2,416,272)
Payments on termination................  (77,078,223)  (52,267,509)  (10,286,626)  (16,227,089)  (18,861,175)  (27,349,327)
Contract maintenance charge............     (633,586)     (475,483)     (235,587)     (256,495)     (380,864)     (467,718)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   85,934,212    58,949,744    (4,216,996)   (5,080,946)   (3,986,566)   (1,758,201)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................       95,895     2,245,857   (15,836,094)  (22,739,051)  (24,771,819)  (26,365,785)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................    1,785,246     7,147,282   (47,464,764)  (18,016,197)  (92,186,798)  (36,905,621)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  157,819,289   150,672,007    91,485,033   109,501,230   164,993,303   201,898,924
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $159,604,535  $157,819,289  $ 44,020,269  $ 91,485,033  $ 72,806,505  $164,993,303
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
       Units issued....................   14,154,913    16,714,326       339,367       652,580     1,228,105     1,693,274
       Units redeemed..................  (14,195,156)  (16,459,681)   (2,494,050)   (3,193,817)   (3,181,912)   (3,280,451)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   14,696,768    14,737,011     8,464,893    10,619,576     8,325,791    10,279,598
                                        ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                               Sub-Account                 Sub-Account                 Sub-Account
                                        -------------------------  --------------------------  --------------------------
                                                 VT OTC &
                                                 Emerging                                             VT Small Cap
                                                  Growth                   VT Research                    Value
                                        -------------------------  --------------------------  --------------------------
                                            2008          2007         2008          2007          2008          2007
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (270,717) $  (410,739) $   (177,950) $   (762,915) $     24,796  $ (1,297,588)
Net realized gains (losses)............   (2,477,730)  (2,264,003)   (1,565,783)    2,363,141    14,329,837    27,360,701
Change in unrealized gains
 (losses)..............................   (8,369,568)   5,921,899   (21,222,133)   (1,452,534)  (51,334,649)  (44,399,126)
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (11,118,015)   3,247,157   (22,965,866)      147,692   (36,980,016)  (18,336,013)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       39,431       47,692       277,809       156,804       194,910       474,621
Benefit payments.......................     (317,190)    (445,903)   (1,285,107)   (1,003,955)   (1,685,020)   (2,185,668)
Payments on termination................   (2,873,578)  (3,993,778)   (8,488,371)  (12,248,275)  (14,074,989)  (26,058,595)
Contract maintenance charge............      (79,566)     (84,900)     (140,041)     (168,694)     (146,649)     (194,742)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (651,755)  (1,293,012)   (2,564,193)   (4,943,512)   (6,860,214)   (8,706,517)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --            --            --
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (3,882,658)  (5,769,901)  (12,199,903)  (18,207,632)  (22,571,962)  (36,670,901)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (15,000,673)  (2,522,744)  (35,165,769)  (18,059,940)  (59,551,978)  (55,006,914)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   26,995,126   29,517,870    66,807,840    84,867,780   109,013,566   164,020,480
                                        ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 11,994,453  $26,995,126  $ 31,642,071  $ 66,807,840  $ 49,461,588  $109,013,566
                                        ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
       Units issued....................      337,890      924,253       267,504       382,085       303,802       614,417
       Units redeemed..................   (1,205,062)  (2,011,082)   (1,680,754)   (2,032,873)   (1,651,980)   (2,238,480)
                                        ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    4,304,416    5,171,588     5,038,351     6,451,601     4,400,592     5,748,770
                                        ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                         Sub-Account                 Sub-Account                 Sub-Account
                                 --------------------------  --------------------------  ---------------------------
                                        VT Utilities
                                         Growth and
                                           Income                     VT Vista                    VT Voyager
                                 --------------------------  --------------------------  ---------------------------
                                     2008          2007          2008          2007           2008          2007
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    326,944  $    165,491  $   (676,852) $ (1,142,023) $  (2,571,289) $ (4,048,963)
Net realized gains (losses).....    2,095,659     3,911,172    (2,564,395)      401,097    (21,618,630)  (16,146,309)
Change in unrealized gains
 (losses).......................  (15,970,280)    4,315,709   (23,245,175)    3,178,733    (55,684,831)   31,563,983
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from operations.........  (13,547,677)    8,392,372   (26,486,422)    2,437,807    (79,874,750)   11,368,711
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       93,905        67,621       148,843       246,191      1,057,491     1,377,936
Benefit payments................   (1,191,976)     (880,072)   (1,222,694)   (1,219,601)    (3,866,547)   (4,702,256)
Payments on termination.........   (7,238,709)   (9,100,898)   (8,520,670)  (13,310,841)   (29,536,252)  (43,272,071)
Contract maintenance
 charge.........................      (87,785)      (87,340)     (154,217)     (190,480)      (558,766)     (636,980)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (1,450,914)     (745,266)   (4,710,809)   (6,538,355)   (15,911,293)  (23,471,992)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --            --             --            --
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (9,875,479)  (10,745,955)  (14,459,547)  (21,013,086)   (48,815,367)  (70,705,363)
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (23,423,156)   (2,353,583)  (40,945,969)  (18,575,279)  (128,690,117)  (59,336,652)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   48,605,427    50,959,010    68,836,580    87,411,859    244,632,021   303,968,673
                                 ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 25,182,271  $ 48,605,427  $ 27,890,611  $ 68,836,580  $ 115,941,904  $244,632,021
                                 ============  ============  ============  ============  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    2,932,020     3,637,160     6,528,296     8,514,698     26,242,472    33,891,275
       Units issued.............      392,549       452,927       249,491       411,926        865,840     1,809,854
       Units redeemed...........   (1,103,242)   (1,158,067)   (1,871,866)   (2,398,328)    (7,205,444)   (9,458,657)
                                 ------------  ------------  ------------  ------------  -------------  ------------
    Units outstanding at end
     of period..................    2,221,327     2,932,020     4,905,921     6,528,296     19,902,868    26,242,472
                                 ============  ============  ============  ============  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            RidgeWorth     RidgeWorth
                                                          Variable Trust Variable Trust  RidgeWorth Variable Trust
                                                           Sub-Account     Sub-Account          Sub-Account
                                                          -------------- --------------- ------------------------
                                                            RidgeWorth     RidgeWorth
                                                          International    Investment      RidgeWorth Large Cap
                                                           Equity (ao)   Grade Bond (ap)   Core Equity Fund (x)
                                                          -------------- --------------- ------------------------
                                                          2007 (aq)(ar)     2007 (ar)        2008         2007
                                                          -------------- --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................  $     9,608     $   189,432   $   (14,344) $   (17,390)
Net realized gains (losses)..............................    1,313,686         (76,221)      172,687      653,061
Change in unrealized gains (losses)......................   (1,042,650)           (265)   (1,340,082)    (624,567)
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from operations........      280,644         112,946    (1,181,739)      11,104
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       23,968          34,386         3,954       13,413
Benefit payments.........................................      (17,687)        (41,853)      (36,851)     (54,747)
Payments on termination..................................     (477,262)     (1,572,238)     (669,377)  (1,496,643)
Contract maintenance charge..............................         (554)         (2,481)       (3,959)      (5,163)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   (3,972,482)     (7,600,818)     (190,264)     169,350
Adjustment to net assets allocated to contract in payout
 period..................................................           --              --            --           --
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions............................................   (4,414,017)     (9,183,004)     (896,497)  (1,373,790)
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS........................   (4,133,373)     (9,070,058)   (2,078,236)  (1,362,686)
NET ASSETS AT BEGINNING OF PERIOD........................    4,133,373       9,070,058     3,650,181    5,012,867
                                                           -----------     -----------   -----------  -----------
NET ASSETS AT END OF PERIOD..............................  $        --     $        --   $ 1,571,945  $ 3,650,181
                                                           -----------     -----------   -----------  -----------
UNITS OUTSTANDING
   Units outstanding at beginning of period..............      230,244         689,496       268,856      366,980
       Units issued......................................      181,684          82,104        12,375       47,006
       Units redeemed....................................     (411,928)       (771,600)      (94,727)    (145,130)
                                                           -----------     -----------   -----------  -----------
   Units outstanding at end of period....................           --              --       186,504      268,856
                                                           -----------     -----------   -----------  -----------

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       RidgeWorth Variable Trust RidgeWorth Variable Trust RidgeWorth Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                         RidgeWorth Large Cap      RidgeWorth Large Cap     RidgeWorth Mid-Cap Core
                                           Growth Stock (y)          Value Equity (z)          Equity Fund (aa)
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (129,495) $  (182,145) $    79,237  $    17,835  $   (34,524) $   (90,170)
Net realized gains (losses)...........   1,156,452    1,340,567    1,316,158    2,089,682      230,417    1,537,700
Change in unrealized gains
 (losses).............................  (6,584,834)   1,015,809   (5,893,361)  (1,438,636)  (2,309,650)  (1,061,753)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (5,557,877)   2,174,231   (4,497,966)     668,881   (2,113,757)     385,777
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,497      131,957        9,512       87,836        6,951       45,180
Benefit payments......................    (224,112)    (530,924)    (280,590)    (551,823)     (79,906)    (130,671)
Payments on termination...............  (2,507,666)  (6,361,336)  (2,499,605)  (6,341,829)    (819,254)  (2,575,040)
Contract maintenance charge...........      (8,431)     (10,066)      (8,518)     (10,154)      (2,832)      (3,549)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (448,280)    (912,024)    (407,248)    (410,014)    (220,608)    (351,472)
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (3,174,992)  (7,682,393)  (3,186,449)  (7,225,984)  (1,115,649)  (3,015,552)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (8,732,869)  (5,508,162)  (7,684,415)  (6,557,103)  (3,229,406)  (2,629,775)
NET ASSETS AT BEGINNING
 OF PERIOD............................  15,510,006   21,018,168   15,457,397   22,014,500    5,835,242    8,465,017
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,777,137  $15,510,006  $ 7,772,982  $15,457,397  $ 2,605,836  $ 5,835,242
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     754,937    1,120,381      710,758    1,011,308      331,340      480,442
       Units issued...................      28,773       52,419       14,076       56,161        7,295       30,777
       Units redeemed.................    (237,911)    (417,863)    (191,015)    (356,711)     (90,740)    (179,879)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     545,799      754,937      533,819      710,758      247,895      331,340
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Universal
                                           RidgeWorth Variable Trust Rydex Variable Trust  Institutional Funds, Inc.
                                                  Sub-Account          Sub-Account                Sub-Account
                                           ------------------------  -------------------  --------------------------
                                                  RidgeWorth         Rydex VT Nasdaq
                                                Small Cap Value            100                  Van Kampen UIF
                                               Equity Fund (ab)      Strategy Fund (ac)       Capital Growth (ad)
                                           ------------------------  -------------------  --------------------------
                                               2008         2007       2008      2007         2008          2007
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     7,808  $   (59,204) $   (29)   $  (83)   $   (559,103) $   (916,647)
Net realized gains (losses)...............   1,091,462    2,636,696      339        15       1,057,160     3,465,482
Change in unrealized gains (losses).......  (3,295,139)  (2,331,112)  (1,604)      902     (24,854,278)    7,787,781
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (2,195,869)     246,380   (1,294)      834     (24,356,221)   10,336,616
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       6,911      204,782       --     1,152         166,317       309,987
Benefit payments..........................     (56,464)     (56,719)      --        --        (964,319)   (1,290,080)
Payments on termination...................  (1,458,312)  (2,506,787)  (4,685)       --      (5,438,274)  (10,218,776)
Contract maintenance charge...............      (9,304)      (9,913)      (5)       (6)        (58,502)      (71,241)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (755,615)      60,656       --        --      (1,897,253)   (2,129,068)
Adjustment to net assets allocated to
 contract in payout period................          --           --       --        --              --            --
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (2,272,784)  (2,307,981)  (4,690)    1,146      (8,192,031)  (13,399,178)
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,468,653)  (2,061,601)  (5,984)    1,980     (32,548,252)   (3,062,562)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,959,818   10,021,419    6,615     4,635      55,126,376    58,188,938
                                           -----------  -----------   -------    ------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 3,491,165  $ 7,959,818  $   631    $6,615    $ 22,578,124  $ 55,126,376
                                           ===========  ===========   =======    ======   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     350,845      439,344      435       354       4,747,906     5,948,484
       Units issued.......................       7,584       48,028       --        82         523,129       601,850
       Units redeemed.....................    (119,255)    (136,527)    (362)       (1)     (1,426,735)   (1,802,428)
                                           -----------  -----------   -------    ------   ------------  ------------
    Units outstanding at end of period....     239,174      350,845       73       435       3,844,300     4,747,906
                                           ===========  ===========   =======    ======   ============  ============

--------
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                The Universal               The Universal           The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc.  Institutional Funds, Inc.
                                                 Sub-Account                 Sub-Account             Sub-Account
                                           ------------------------  --------------------------  ------------------------
                                               Van Kampen UIF              Van Kampen UIF          Van Kampen UIF
                                                  Core Plus                   Emerging              Global Value
                                              Fixed Income (ae)            Markets Equity              Equity
                                           ------------------------  --------------------------  ------------------------
                                              2008         2007          2008          2007        2008         2007
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   40,414   $   38,781   $   (726,490) $   (780,936) $    434     $    226
Net realized gains (losses)...............    (29,939)       4,479     15,199,742    18,870,282    10,707        8,233
Change in unrealized gains (losses).......   (176,388)      26,766    (47,927,754)    2,895,074   (29,817)      (5,150)
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 operations...............................   (165,913)      70,026    (33,454,502)   20,984,420   (18,676)       3,309
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         --           --         38,894       153,157        --           --
Benefit payments..........................   (101,189)      (6,235)      (560,601)   (1,288,624)       --           --
Payments on termination...................   (223,597)    (130,700)    (8,313,929)  (13,550,815)   (3,823)     (14,445)
Contract maintenance charge...............       (389)        (346)       (15,069)      (17,131)      (39)         (61)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (288,286)     (23,228)    (2,076,193)   (2,705,129)     (626)       6,667
Adjustment to net assets allocated to
 contract in payout period................         --           --             --            --        --           --
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 contract transactions....................   (613,461)    (160,509)   (10,926,898)  (17,408,542)   (4,488)      (7,839)
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (779,374)     (90,483)   (44,381,400)    3,575,878   (23,164)      (4,530)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,772,824    1,863,307     66,623,063    63,047,185    49,697       54,227
                                           ----------   ----------   ------------  ------------   --------     --------
NET ASSETS AT END OF PERIOD............... $  993,450   $1,772,824   $ 22,241,663  $ 66,623,063  $ 26,533     $ 49,697
                                           ==========   ==========   ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    138,973      151,332      2,501,960     3,269,652     3,318        3,871
       Units issued.......................      1,555        3,407        242,129       574,683        55          408
       Units redeemed.....................    (52,644)     (15,766)      (773,006)   (1,342,375)     (369)        (961)
                                           ----------   ----------   ------------  ------------   --------     --------
    Units outstanding at end of period....     87,884      138,973      1,971,083     2,501,960     3,004        3,318
                                           ==========   ==========   ============  ============   ========     ========

--------
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal              The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc.  Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                                          Van Kampen UIF
                                           Van Kampen UIF                 International              Van Kampen UIF
                                             High Yield                       Magnum                 Mid Cap Growth
                                          ------------------------  -------------------------  -------------------------
                                            2008         2007           2008          2007         2008          2007
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   639       $  648      $    436,006  $   (69,380) $   (237,716) $  (655,904)
Net realized gains (losses)..............     379          179         2,996,354    6,995,310     7,622,383    5,925,571
Change in unrealized gains (losses)......  (3,104)        (610)      (19,163,731)  (2,006,449)  (23,201,476)   2,036,135
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,086)         217       (15,731,371)   4,919,481   (15,816,809)   7,305,802
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          176            38,644       59,454        36,385       61,588
Benefit payments.........................      --           --          (729,282)    (753,553)     (876,195)    (913,368)
Payments on termination..................  (1,097)        (235)       (4,891,704)  (7,942,540)   (4,217,896)  (7,731,699)
Contract maintenance charge..............     (17)         (14)          (10,081)     (11,273)       (8,723)      (9,360)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (442)         113          (362,661)   1,573,457    (1,238,388)    (638,528)
Adjustment to net assets allocated to
 contract in payout period...............      --           --                --           --            --           --
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,556)          40        (5,955,084)  (7,074,455)   (6,304,817)  (9,231,367)
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,642)         257       (21,686,455)  (2,154,974)  (22,121,626)  (1,925,565)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,984        8,727        38,583,548   40,738,522    38,131,515   40,057,080
                                            -------       ------    ------------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $ 5,342       $8,984      $ 16,897,093  $38,583,548  $ 16,009,889  $38,131,515
                                            =======       ======    ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644          641         2,796,650    3,317,377     2,085,370    2,642,285
       Units issued......................     103           21           276,521      533,810       208,778      370,367
       Units redeemed....................    (243)         (18)         (831,602)  (1,054,537)     (620,495)    (927,282)
                                            -------       ------    ------------  -----------  ------------  -----------
    Units outstanding at end of period...     504          644         2,241,569    2,796,650     1,673,653    2,085,370
                                            =======       ======    ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              The Universal               The Universal           The Universal
                                        Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                               Sub-Account                 Sub-Account             Sub-Account
                                       --------------------------  --------------------------  ------------------------
                                             Van Kampen UIF              Van Kampen UIF
                                              U.S. Mid Cap                  U.S. Real             Van Kampen UIF
                                                  Value                      Estate                   Value
                                       --------------------------  --------------------------  ------------------------
                                           2008          2007          2008          2007         2008         2007
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (698,025) $ (1,389,434) $    606,872  $   (395,737) $   2,992     $    503
Net realized gains (losses)...........   23,613,993    23,909,137    13,372,956    15,403,902     (1,945)      35,657
Change in unrealized gains
 (losses).............................  (64,554,584)  (13,719,771)  (27,749,353)  (26,369,714)   (74,650)     (45,909)
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from operations......................  (41,638,616)    8,799,932   (13,769,525)  (11,361,549)   (73,603)      (9,749)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,137       292,438        67,909       126,004         --           --
Benefit payments......................   (1,614,256)   (2,296,562)     (740,885)   (1,140,748)   (24,376)     (17,796)
Payments on termination...............  (15,632,639)  (24,544,311)   (7,395,946)  (14,073,573)   (57,624)     (45,949)
Contract maintenance charge...........      (76,780)      (94,569)      (12,443)      (16,583)       (99)        (120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (7,130,375)   (6,649,644)   (4,170,629)   (6,437,317)   (11,169)     (15,951)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --            --         --           --
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from contract transactions...........  (24,345,913)  (33,292,648)  (12,251,994)  (21,542,217)   (93,268)     (79,816)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (65,984,529)  (24,492,716)  (26,021,519)  (32,903,766)  (166,871)     (89,565)
NET ASSETS AT BEGINNING
 OF PERIOD............................  116,996,415   141,489,131    46,609,395    79,513,161    252,445      342,010
                                       ------------  ------------  ------------  ------------   ---------     --------
NET ASSETS AT END OF
 PERIOD............................... $ 51,011,886  $116,996,415  $ 20,587,876  $ 46,609,395  $  85,574     $252,445
                                       ============  ============  ============  ============   =========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    7,725,721     9,904,008     1,726,345     2,396,508     17,265       22,196
       Units issued...................      369,799       844,636       101,367       217,708        235        1,682
       Units redeemed.................   (2,265,068)   (3,022,923)     (576,321)     (887,871)    (8,394)      (6,613)
                                       ------------  ------------  ------------  ------------   ---------     --------
    Units outstanding at end of
     period...........................    5,830,452     7,725,721     1,251,391     1,726,345      9,106       17,265
                                       ============  ============  ============  ============   =========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                     Funds, Inc. (Class II)       Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  -------------------------   -------------------------
                                         Van Kampen UIF               Van Kampen UIF              Van Kampen UIF
                                            Emerging                     Emerging                   Equity and
                                     Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                    --------------------------  -------------------------   -------------------------
                                        2008          2007          2008           2007         2008           2007
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ 1,374,430   $ 1,648,176   $   (442,670)  $  (482,862) $    507,706   $   131,775
Net realized gains (losses)........     (55,857)      964,183      8,535,830     7,942,219       889,973     4,199,402
Change in unrealized gains
 (losses)..........................  (5,565,198)   (1,242,001)   (27,939,017)    4,838,731   (18,767,451)   (2,806,181)
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (4,246,625)    1,370,358    (19,845,857)   12,298,088   (17,369,772)    1,524,996
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     210,877     1,148,845         25,704       154,221       384,086     3,293,524
Benefit payments...................    (186,771)     (271,346)      (202,464)     (495,274)   (1,622,106)   (1,700,401)
Payments on termination............  (3,391,622)   (2,918,636)    (6,091,790)   (3,350,307)   (9,435,717)   (6,521,807)
Contract maintenance charge........    (109,214)     (109,152)      (125,593)     (149,797)     (206,201)     (202,440)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (2,120,539)     (133,539)    (3,153,369)   (1,722,916)   (5,536,936)    1,563,592
Adjustment to net assets
 allocated to contract in payout
 period............................          --            --             --            --            --            --
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........  (5,597,269)   (2,283,828)    (9,547,512)   (5,564,073)  (16,416,874)   (3,567,532)
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (9,843,894)     (913,470)   (29,393,369)    6,734,015   (33,786,646)   (2,042,536)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  28,785,587    29,699,057     41,679,273    34,945,258    81,720,778    83,763,314
                                    -----------   -----------   ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $18,941,693   $28,785,587   $ 12,285,904   $41,679,273  $ 47,934,132   $81,720,778
                                    ===========   ===========   ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,611,492     1,754,748        945,069     1,095,016     5,858,010     6,060,607
       Units issued................     153,771       279,929         64,436       122,643       645,822     1,372,871
       Units redeemed..............    (501,181)     (423,185)      (355,236)     (272,590)   (1,947,789)   (1,575,468)
                                    -----------   -----------   ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................   1,264,082     1,611,492        654,269       945,069     4,556,043     5,858,010
                                    ===========   ===========   ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal Institutional    The Universal Institutional The Universal Institutional
                                          Funds, Inc. (Class II)         Funds, Inc. (Class II)     Funds, Inc. (Class II)
                                               Sub-Account                     Sub-Account               Sub-Account
                                        -----------------------------  --------------------------  --------------------------
                                                                             Van Kampen UIF             Van Kampen UIF
                                              Van Kampen UIF                     Global                  Int'l Growth
                                        Capital Growth (Class II) (af)    Franchise (Class II)        Equity (Class II)
                                        -----------------------------  --------------------------  --------------------------
                                            2008            2007           2008          2007          2008          2007
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (219,661)   $  (305,321)   $     68,425  $ (2,028,160) $   (71,686)   $  (72,211)
Net realized gains (losses)............      407,488      1,419,511       4,898,031    14,667,921      (65,365)      241,110
Change in unrealized gains
 (losses)..............................   (8,507,557)     2,222,472     (37,643,881)   (3,583,434)  (2,475,294)      344,536
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 operations............................   (8,319,730)     3,336,662     (32,677,425)    9,056,327   (2,612,345)      513,435
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       19,611        145,375         363,891     6,840,725       54,420       159,388
Benefit payments.......................     (961,364)      (323,329)     (1,224,761)   (1,534,229)     (40,021)      (41,399)
Payments on termination................     (982,266)    (1,818,628)    (11,057,698)  (10,034,933)    (426,249)     (257,608)
Contract maintenance charge............      (35,805)       (41,702)       (377,184)     (395,157)     (21,536)      (22,933)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (972,853)    (1,402,915)     (7,026,071)    1,290,073      895,829     1,096,018
Adjustment to net assets allocated to
 contract in payout period.............           --             --              --            --           --            --
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 contract transactions.................   (2,932,677)    (3,441,199)    (19,321,823)   (3,833,521)     462,443       933,466
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (11,252,407)      (104,537)    (51,999,248)    5,222,806   (2,149,902)    1,446,901
NET ASSETS AT BEGINNING
 OF PERIOD.............................   18,704,531     18,809,068     119,171,274   113,948,468    5,211,827     3,764,926
                                         ------------    -----------   ------------  ------------   -----------   ----------
NET ASSETS AT END OF
 PERIOD................................ $  7,452,124    $18,704,531    $ 67,172,026  $119,171,274  $ 3,061,925    $5,211,827
                                         ============    ===========   ============  ============   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    1,145,736      1,384,951       6,729,214     6,893,393      432,590       350,835
       Units issued....................      142,882        154,318         612,502     1,374,811      228,618       216,934
       Units redeemed..................     (367,170)      (393,533)     (1,901,301)   (1,538,990)    (158,950)     (135,179)
                                         ------------    -----------   ------------  ------------   -----------   ----------
    Units outstanding at end of
     period............................      921,448      1,145,736       5,440,415     6,729,214      502,258       432,590
                                         ============    ===========   ============  ============   ===========   ==========

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                      Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    -------------------------   -------------------------   -------------------------
                                                                      Van Kampen UIF              Van Kampen UIF
                                          Van Kampen UIF              Small Company                U.S. Mid Cap
                                    Mid Cap Growth (Class II)       Growth (Class II)            Value (Class II)
                                    -------------------------   -------------------------   -------------------------
                                        2008           2007         2008           2007         2008           2007
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (447,632)  $  (982,088) $   (286,107)  $  (443,467) $   (555,740)  $  (934,962)
Net realized gains (losses)........   10,722,001     5,322,413     1,148,490     3,668,044    15,734,906    11,429,363
Change in unrealized gains
 (losses)..........................  (36,884,476)    6,223,096    (9,586,835)   (2,755,794)  (45,707,511)   (5,498,773)
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (26,610,107)   10,563,421    (8,724,452)      468,783   (30,528,345)    4,995,628
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      281,192     7,477,773        44,758       301,151       251,709     4,594,124
Benefit payments...................     (606,140)   (1,934,658)     (288,681)     (330,458)   (1,145,180)   (1,227,063)
Payments on termination............   (7,918,613)   (4,476,608)   (1,508,482)   (4,218,947)   (6,986,003)   (8,441,754)
Contract maintenance charge........     (216,008)     (206,890)      (67,225)      (89,111)     (263,742)     (296,034)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................      106,184     1,756,905    (1,018,101)     (538,557)     (386,941)   (1,110,279)
Adjustment to net assets
 allocated to contract in
 payout period.....................           --            --            --            --            --            --
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........   (8,353,385)    2,616,522    (2,837,731)   (4,875,922)   (8,530,157)   (6,481,006)
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (34,963,492)   13,179,943   (11,562,183)   (4,407,139)  (39,058,502)   (1,485,378)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   62,806,775    49,626,832    23,183,819    27,590,958    79,805,730    81,291,108
                                    ------------   -----------  ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 27,843,283   $62,806,775  $ 11,621,636   $23,183,819  $ 40,747,228   $79,805,730
                                    ============   ===========  ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
       Units issued................    1,079,923     1,530,141        99,059       140,505       667,512       712,527
       Units redeemed..............   (1,497,389)     (977,617)     (269,999)     (383,222)   (1,126,722)     (954,135)
                                    ------------   -----------  ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................    3,169,916     3,587,382     1,011,155     1,182,095     3,723,846     4,183,056
                                    ============   ===========  ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional       Van Kampen Life             Van Kampen Life
                                      Funds, Inc. (Class II)         Investment Trust            Investment Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                          Van Kampen UIF
                                             U.S. Real
                                         Estate (Class II)        LIT Capital Growth (ag)          LIT Comstock
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    798,200  $   (783,977) $   (330,647) $   (727,730) $    717,825  $    414,870
Net realized gains (losses)........   22,622,835    16,282,424    (1,837,373)   (1,287,249)    1,940,202     7,720,219
Change in unrealized gains
 (losses)..........................  (51,361,578)  (36,024,311)  (17,725,762)    8,916,296   (27,195,100)  (10,315,466)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (27,940,543)  (20,525,864)  (19,893,782)    6,901,317   (24,537,073)   (2,180,377)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      272,405     6,592,025       268,457        75,777        51,191       123,133
Benefit payments...................   (1,208,293)   (2,093,109)     (856,061)     (999,534)   (1,484,499)   (2,813,838)
Payments on termination............   (8,209,237)  (11,071,384)   (4,587,830)   (9,444,089)   (8,901,669)  (21,194,264)
Contract maintenance charge........     (310,116)     (379,738)      (28,621)      (33,605)      (29,015)      (36,814)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (3,536,483)   (2,695,103)   (1,504,129)   (2,835,365)   (5,643,692)   (1,411,016)
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (12,991,724)   (9,647,309)   (6,708,184)  (13,236,816)  (16,007,684)  (25,332,799)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (40,932,267)  (30,173,173)  (26,601,966)   (6,335,499)  (40,544,757)  (27,513,176)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   88,471,741   118,644,914    45,412,223    51,747,722    78,669,661   106,182,837
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 47,539,474  $ 88,471,741  $ 18,810,257  $ 45,412,223  $ 38,124,904  $ 78,669,661
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,775,593     4,137,435     4,616,891     6,026,902     5,663,574     7,390,761
       Units issued................      781,237       836,414       304,861       349,795       262,657       753,760
       Units redeemed..............   (1,240,147)   (1,198,256)   (1,045,798)   (1,759,806)   (1,595,658)   (2,480,947)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................    3,316,683     3,775,593     3,875,954     4,616,891     4,330,573     5,663,574
                                    ============  ============  ============  ============  ============  ============

--------
(ag)Previously known as Strat Growth I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Van Kampen
                                            Van Kampen Life         Van Kampen Life            Life Investment
                                           Investment Trust         Investment Trust          Trust (Class II)
                                              Sub-Account             Sub-Account                Sub-Account
                                        ----------------------  -----------------------  --------------------------
                                                                       LIT Money                 LIT Capital
                                            LIT Government               Market            Growth (Class II) (ah)
                                        ----------------------  -----------------------  --------------------------
                                           2008        2007         2008        2007         2008          2007
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   42,175  $   53,943  $    22,958  $  106,086  $   (692,142) $ (1,133,388)
Net realized gains (losses)............    (10,048)        (57)          --          --       969,923     3,375,326
Change in unrealized gains
 (losses)..............................    (33,141)     32,771           --          --   (27,932,825)    6,663,483
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (1,014)     86,657       22,958     106,086   (27,655,044)    8,905,421
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      4,490       4,710       32,583      12,787       149,184       365,251
Benefit payments.......................         --     (29,223)     (56,836)   (231,283)     (543,110)   (1,392,501)
Payments on termination................   (207,185)   (334,413)  (1,664,249)   (605,629)   (6,723,619)   (7,196,736)
Contract maintenance charge............       (786)       (709)      (7,801)     (8,427)     (117,540)     (138,685)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...................................    (28,667)     52,421    1,978,427   1,175,419    (2,461,863)   (2,627,300)
Adjustment to net assets allocated to
 contract in payout period.............         --          --           --          --            --            --
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (232,148)   (307,214)     282,124     342,867    (9,696,948)  (10,989,971)
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................   (233,162)   (220,557)     305,082     448,953   (37,351,992)   (2,084,550)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,405,357   1,625,914    3,379,939   2,930,986    63,457,444    65,541,994
                                        ----------  ----------  -----------  ----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $1,172,195  $1,405,357  $ 3,685,021  $3,379,939  $ 26,105,452  $ 63,457,444
                                        ==========  ==========  ===========  ==========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    116,043     142,200      294,148     263,118     5,416,063     6,471,800
       Units issued....................     18,809      12,430      284,643     194,772       513,990       691,575
       Units redeemed..................    (38,493)    (38,587)    (259,895)   (163,742)   (1,513,846)   (1,747,312)
                                        ----------  ----------  -----------  ----------  ------------  ------------
    Units outstanding at end of
     period............................     96,359     116,043      318,896     294,148     4,416,207     5,416,063
                                        ==========  ==========  ===========  ==========  ============  ============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Van Kampen                  Van Kampen                  Van Kampen
                                             Life Investment              Life Investment            Life Investment
                                             Trust (Class II)            Trust (Class II)            Trust (Class II)
                                               Sub-Account                  Sub-Account                Sub-Account
                                       ---------------------------  --------------------------  -------------------------
                                                                       LIT Growth and Income        LIT Mid Cap Growth
                                         LIT Comstock (Class II)            (Class II)               (Class II) (ai)
                                       ---------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   1,531,658  $   (296,555) $    318,418  $   (457,105) $   (259,356) $  (379,558)
Net realized gains (losses)...........     7,009,730    20,405,392     3,115,976    11,791,956     5,425,218    2,507,709
Change in unrealized gains
 (losses).............................  (104,699,949)  (31,519,323)  (50,606,944)   (9,370,433)  (14,096,010)   1,116,496
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   (96,158,561)  (11,410,486)  (47,172,550)    1,964,418    (8,930,148)   3,244,647
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       600,481     4,338,690       448,881     2,765,323        75,220       35,592
Benefit payments......................    (3,911,096)   (5,282,318)   (2,639,827)   (2,845,552)      (56,023)    (326,222)
Payments on termination...............   (33,375,062)  (38,250,021)  (15,257,592)  (15,998,701)   (2,751,310)  (2,543,320)
Contract maintenance charge...........      (658,891)     (799,401)     (491,515)     (571,878)      (47,227)     (58,780)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..................................   (15,139,508)   (7,477,046)   (7,226,819)      (39,087)     (122,616)  (1,249,301)
Adjustment to net assets allocated to
 contract in payout period............            --            --            --            --            --           --
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........   (52,484,076)  (47,470,096)  (25,166,872)  (16,689,895)   (2,901,956)  (4,142,031)
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (148,642,637)  (58,880,582)  (72,339,422)  (14,725,477)  (11,832,104)    (897,384)
NET ASSETS AT BEGINNING
 OF PERIOD............................   297,888,327   356,768,909   157,176,108   171,901,585    21,082,302   21,979,686
                                       -------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 149,245,690  $297,888,327  $ 84,836,686  $157,176,108  $  9,250,198  $21,082,302
                                       =============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    20,552,912    23,655,937     8,749,257     9,671,613     1,352,937    1,637,880
       Units issued...................     1,382,696     2,142,832       678,700     1,162,896       177,557      148,507
       Units redeemed.................    (5,601,436)   (5,245,857)   (2,349,469)   (2,085,252)     (397,997)    (433,450)
                                       -------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    16,334,172    20,552,912     7,078,488     8,749,257     1,132,497    1,352,937
                                       =============  ============  ============  ============  ============  ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                       Life Investment
                                                                      Trust (Class II)
                                                                         Sub-Account
                                                                  ------------------------
                                                                          LIT Money
                                                                      Market (Class II)
                                                                  ------------------------
                                                                      2008         2007
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $    57,700  $   968,605
Net realized gains (losses)......................................          --           --
Change in unrealized gains (losses)..............................          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from operations................      57,700      968,605
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................     495,967    3,223,416
Benefit payments.................................................  (1,533,306)  (1,918,600)
Payments on termination..........................................  (7,804,928)  (5,824,947)
Contract maintenance charge......................................    (156,284)    (115,979)
Transfers among the sub-accounts and with the Fixed Account--net.  11,383,305    5,413,849
Adjustment to net assets allocated to contract in payout period..          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from contract transactions.....   2,384,754      777,739
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   2,442,454    1,746,344
NET ASSETS AT BEGINNING OF PERIOD................................  32,788,435   31,042,091
                                                                  -----------  -----------
NET ASSETS AT END OF PERIOD...................................... $35,230,889  $32,788,435
                                                                  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................   3,117,995    3,034,832
       Units issued..............................................   2,857,851    2,610,478
       Units redeemed............................................  (2,627,985)  (2,527,315)
                                                                  -----------  -----------
    Units outstanding at end of period...........................   3,347,861    3,117,995
                                                                  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                  Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended          AST Investment Grade Bond (For the period
  December 31, 2008):                                         beginning January 28, 2008 and ended
    AST Academic Strategies Asset Allocation                  December 31, 2008)
       (Previously known as AST Balanced Asset             AST JPMorgan International Equity
       Allocation Portfolio)                               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Bond Debenture
    AST Aggressive Asset Allocation                        AST Marsico Capital Growth
    AST AllianceBernstein Core Value                       AST MFS Global Equity
    AST AllianceBernstein Growth & Income                  AST MFS Growth
    AST American Century Income & Growth                   AST Mid-Cap Value
    AST Balanced Asset Allocation (Previously known        AST Money Market
       Previously known as AST Conservative Asset          AST Neuberger Berman/LSV Mid-Cap Value
       Allocation Portfolio)                                  (Previously known as AST Neuberger
    AST Bond Portfolio 2018 (For the period                   Berman Mid-Cap Value)
       beginning January 28, 2008 and ended                AST Neuberger Berman Mid-Cap Growth
       December 31, 2008)                                  AST Neuberger Berman Small-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Niemann Capital Growth Asset Allocation
       beginning January 28, 2008 and ended                AST Parametric Emerging Markets Equity
       December 31, 2008)                                     (Previously known as AST Neuberger
    AST Capital Growth Asset Allocation                       Berman Mid-Cap Value Portfolio)
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST DeAm Large-Cap Value                               AST QMA US Equity Alpha (Previously known
    AST DeAm Small-Cap Value (For the period                  as AST AllianceBernstein Managed Index
       beginning January 1, 2008 and ended                    500 Portfolio)
       July 18, 2008)                                      AST Schroders Multi-Asset World Strategies
    AST Federated Aggressive Growth                           (Previously known as AST American
    AST First Trust Balanced Target                           Century Strategic Allocation Portfolio)
    AST First Trust Capital Appreciation Target            AST Small-Cap Growth
    AST Focus Four Plus Portfolio (For the period          AST Small-Cap Value
       beginning July 21, 2008 and ended                   AST T. Rowe Price Asset Allocation
       December 31, 2008)                                  AST T. Rowe Price Global Bond
    AST Global Real Estate (For the period beginning       AST T. Rowe Price Large-Cap Growth
       July 21, 2008 and ended December 31, 2008)          AST T. Rowe Price Natural Resources
    AST Goldman Sachs Concentrated Growth                  AST UBS Dynamic Alpha
    AST Goldman Sachs Mid-Cap Growth                       AST Western Assets Core Plus Bond (For period
    AST Goldman Sachs Small-Cap Value                         beginning November 19, 2007, and ended
    AST High Yield                                            December 31, 2008)*
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation              AIM Variable Insurance Funds
    AST International Growth                               AIM V. I. Basic Balanced
    AST International Value                                AIM V. I. Basic Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds (continued)               American Century Variable Portfolios, Inc.
    AIM V. I. Capital Appreciation                         American Century VP Balanced
    AIM V. I. Capital Development                          American Century VP International
    AIM V. I. Core Equity
    AIM V. I. Diversified Income                       Dreyfus Socially Responsible Growth Fund, Inc.
    AIM V. I. Government Securities                        Dreyfus Socially Responsible Growth Fund
    AIM V. I. High Yield
    AIM V. I. International Growth                     Dreyfus Stock Index Fund
    AIM V. I. Large Cap Growth                             Dreyfus Stock Index Fund
    AIM V. I. Mid Cap Core Equity
    AIM V. I. Money Market                             Dreyfus Variable Investment Fund
    AIM V. I. Technology                                   VIF Growth & Income
    AIM V. I. Utilities                                    VIF Money Market
                                                           VIF Small Company Stock (Closed on
AIM Variable Insurance Funds Series II                        April 30, 2007)
    AIM V. I. Basic Balanced II
    AIM V. I. Basic Value II                           DWS Variable Series I
    AIM V. I. Capital Appreciation II                      DWS Bond VIP A
    AIM V. I. Capital Development II                       DWS Capital Growth VIP A
    AIM V. I. Core Equity II                               DWS Global Opportunities VIP A
    AIM V. I. Diversified Income II                        DWS Growth and Income VIP A
    AIM V. I. Government Securities II                     DWS International VIP A
    AIM V. I. High Yield II
    AIM V. I. International Growth II                  DWS Variable Series II
    AIM V. I. Large Cap Growth II                          DWS Balanced VIP A II
    AIM V. I. Mid Cap Core Equity II                       DWS Money Market VIP A II
    AIM V. I. Money Market II                              DWS Small Cap Growth VIP A II
    AIM V. I. Technology II
    AIM V. I. Utilities II                             Federated Insurance Series
                                                           Federated Prime Money Fund II
AllianceBernstein Variable Product Series Fund
    AllianceBernstein VPS Growth (Previously known     Fidelity Variable Insurance Products Fund
       as AllianceBernstein Growth)                        VIP Contrafund
    AllianceBernstein VPS Growth & Income                  VIP Equity-Income
       (Previously known as AllianceBernstein              VIP Growth
       Growth & Income)                                    VIP High Income
    AllianceBernstein VPS International Value              VIP Index 500
       (Previously known as AllianceBernstein              VIP Investment Grade Bond
       International Value)                                VIP Overseas
    AllianceBernstein VPS Large Cap Growth
       (Previously known as AllianceBernstein Large    Fidelity Variable Insurance Products Fund
       Cap Growth)                                     (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value              VIP Asset Manager Growth (Service Class 2)
       (Previously known as AllianceBernstein              VIP Contrafund (Service Class 2)
       Small/Mid Cap Value)                                VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Freedom 2010 Portfolio (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2030 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom Income Portfolio (Service Class 2)
                                                           VIP Growth & Income (Service Class 2)
                                                           VIP Growth (Service Class 2)
                                                           VIP Growth Stock Portfolio (Service Class 2)
                                                              (Previously known as VIP Freedom Growth
                                                              Stock Portfolio (Service Class 2))

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund                 Legg Mason Variable Income Trust
(Service Class 2) (continued)                                 Legg Mason Variable All Cap Portfolio I (On
    VIP High Income (Service Class 2)                            April 27, 2007, merged into Legg Mason
    VIP Index 500 (Service Class 2)                              Variable Fundamental Value Portfolio)
    VIP Investment Grade Bond (Service Class 2)               Legg Mason Variable Fundamental
    VIP MidCap (Service Class 2)                                 Value Portfolio
    VIP Money Market (Service Class 2)
    VIP Overseas (Service Class 2)                        Legg Mason Partners Variable Portfolios I, Inc
                                                              Legg Mason Variable Investors Portfolio I
Franklin Templeton Variable Insurance
Products Trust                                            Lord Abbett Series Fund
    Franklin Flex Cap Growth Securities                       All Value
    Franklin Growth and Income Securities                     Bond-Debenture
    Franklin High Income Securities                           Growth and Income
    Franklin Income Securities                                Growth Opportunities
    Franklin Large Cap Growth Securities                      Mid-Cap Value
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities              MFS Variable Insurance Trust
    Franklin U.S. Government                                  MFS Growth (Previously known as MFS
    Mutual Discovery Securities                                  Emerging Growth)
    Mutual Shares Securities                                  MFS High Income
    Templeton Developing Markets Securities                   MFS Investors Trust
    Templeton Foreign Securities                              MFS New Discovery
    Templeton Global Income Securities                        MFS Research
    Templeton Growth Securities                               MFS Research Bond
    Franklin Templeton VIP Founding Funds                     MFS Utilities
       Allocation (For the period beginning May 1,
       2008 and ended December 31, 2008)                  MFS Variable Insurance Trust (Service Class)
                                                              MFS Growth (Service Class) (Previously known
Goldman Sachs Variable Insurance Trust                           as MFS Emerging Growth (Service Class))
    VIT Capital Growth                                        MFS Investors Trust (Service Class)
    VIT Growth and Income                                     MFS New Discovery (Service Class)
    VIT Mid Cap Value                                         MFS Research (Service Class)
    VIT Strategic International Equity (Previously            MFS Utilities (Service Class)
       known as VIT International Equity)
    VIT Structured Small Cap Equity                       Morgan Stanley Variable Investment Series
    VIT Structured U. S. Equity                               Aggressive Equity
                                                              Dividend Growth
Janus Aspen Series                                            Capital Opportunities (Previously known
    Forty Portfolio                                              as Equity)
                                                              European Equity (Previously known as
Janus Aspen Series (Service Shares)                              European Growth)
    Foreign Stock (Service Shares) (On April 30, 2008         Global Advantage
       Foreign Stock (Service Shares) merged into             Global Dividend Growth
       International Growth (Service Shares))                 High Yield
    International Growth (Service Shares) (On April 30,       Income Builder
       2008 Foreign Stock (Service Shares) merged             Income Plus (Previously known as Quality
       into International Growth (Service Shares))               Income Plus)
                                                              Limited Duration
Lazard Retirement Series, Inc.                                Money Market
    Emerging Markets Equity                                   S&P 500 Index

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Morgan Stanley Variable Investment Series                Oppenheimer Variable Account Funds
(continued)                                              (Service Shares ("SS")) (continued)
    Strategist                                               Oppenheimer MidCap Fund (SS)
    Utilities                                                Oppenheimer Strategic Bond (SS)

Morgan Stanley Variable Investment Series                Profunds VP
(Class Y Shares)                                             ProFund VP Consumer Services*
    Aggressive Equity (Class Y Shares)                       ProFund VP Consumer Goods Portfolio*
    Dividend Growth (Class Y Shares)                         ProFund VP Financials*
    Capital Opportunities (Class Y Shares) (Previously       ProFund VP Health Care*
       known as Equity (Class Y Shares))                     ProFund VP Industrials*
    European Equity (Class Y Shares) (Previously             ProFund VP Mid-Cap Growth*
       known as European Growth (Class Y Shares))            ProFund VP Mid-Cap Value*
    Global Advantage (Class Y Shares)                        ProFund VP Real Estate*
    Global Dividend Growth (Class Y Shares)                  ProFund VP Small-Cap Growth*
    High Yield (Class Y Shares)                              ProFund VP Small-Cap Value*
    Income Builder (Class Y Shares)                          ProFund VP Telecommunications*
    Income Plus (Class Y Shares) (Previously known           ProFund VP Utilities*
       as Quality Income Plus (Class Y Shares))              ProFund VP Large-Cap Growth*
    Limited Duration (Class Y Shares)                        ProFund VP Large-Cap Value*
    Money Market (Class Y Shares)
    S&P 500 Index (Class Y Shares)                       PIMCO Variable Insurance Trust
    Strategist (Class Y Shares)                              Foreign Bond (US Dollar Hedged) (Previously
    Utilities (Class Y Shares)                                  known as Foreign Bond)
                                                             Money Market
Neuberger & Berman Advisors Management Trust                 PIMCO Total Return
    AMT Mid-Cap Growth*                                      PIMCO VIT Commodity Real Return Strategy
    AMT Partners                                             PIMCO VIT Emerging Markets Bond
                                                                (Advisor Shares)
Oppenheimer Variable Account Funds                           PIMCO VIT RealReturn (Advisor Shares)
    Oppenheimer Balanced                                     PIMCO VIT Total Return (Advisor Shares)
    Oppenheimer Capital Appreciation
    Oppenheimer Core Bond                                Premier Variable Insurance Trust
    Oppenheimer Global Securities                            OpCap Balanced
    Oppenheimer High Income                                  NACM Small Cap (Previously known as OpCap
    Oppenheimer Main Street                                     Small Cal)
    Oppenheimer Main Street Small Cap (Previously
       known as Oppenheimer Main Street Small            Putnam Variable Trust
       Cap Growth (SC))                                      VT American Government Income
    Oppenheimer MidCap Fund                                  VT Capital Appreciation
    Oppenheimer Strategic Bond                               VT Capital Opportunities
                                                             VT Discovery Growth
Oppenheimer Variable Account Funds                           VT Diversified Income
(Service Shares ("SS"))                                      VT Equity Income
    Oppenheimer Balanced (SS)                                VT The George Putnam Fund of Boston
    Oppenheimer Capital Appreciation (SS)                    VT Global Asset Allocation
    Oppenheimer Core Bond (SS)                               VT Global Equity
    Oppenheimer Global Securities (SS)                       VT Growth and Income
    Oppenheimer High Income (SS)                             VT Growth Opportunities
    Oppenheimer Main Street (SS)                             VT Health Sciences
    Oppenheimer Main Street Small Cap (SS)                   VT High Yield

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Putnam Variable Trust (continued)                    The Universal Institutional Funds, Inc. (continued)
    VT Income                                            Van Kampen UIF Core Plus Fixed Income
    VT International Equity                                 (Previously known as Van Kampen UIF
    VT International Growth and Income                      Fixed Income)
    VT International New Opportunities                   Van Kampen UIF Emerging Markets Equity
    VT Investors                                         Van Kampen UIF Global Value Equity
    VT Mid Cap Value                                     Van Kampen UIF High Yield
    VT Money Market                                      Van Kampen UIF International Magnum
    VT New Opportunities                                 Van Kampen UIF Mid Cap Growth
    VT New Value                                         Van Kampen UIF U.S. Mid Cap Value
    VT OTC & Emerging Growth                             Van Kampen UIF U.S. Real Estate
    VT Research                                          Van Kampen UIF Value
    VT Small Cap Value
    VT Utilities Growth and Income                   The Universal Institutional Funds, Inc. (Class II)
    VT Vista                                             Van Kampen UIF Capital Growth (Class II)
    VT Voyager                                              (Previously known as Van Kampen UIF
                                                            Equity Growth (Class II))
RidgeWorth Variable Trust                                Van Kampen UIF Emerging Markets Debt
    RidgeWorth Large Cap Core Equity (Previously            (Class II)
       known as STI Classic Large Cap Core Equity        Van Kampen UIF Emerging Markets Equity
       Fund)                                                (Class II)
    RidgeWorth Large Cap Growth Stock (Previously        Van Kampen UIF Equity and Income (Class II)
       known as STI Classic Large Cap Growth             Van Kampen UIF Global Franchise (Class II)
       Stock Fund)                                       Van Kampen UIF Int'l Growth Equity (Class II)
    RidgeWorth International Equity (On April 27,        Van Kampen UIF Mid Cap Growth (Class II)
       2007, merged into Federated Prime Money           Van Kampen UIF Small Company Growth
       Fund II)                                             (Class II)
    RidgeWorth Investment Grade Bond (Closed on          Van Kampen UIF U.S. Mid Cap Value (Class II)
       April 27, 2007)                                   Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Value Equity (Previously
       known as STI Classic Large Cap Value Equity   Van Kampen Life Investment Trust
       Fund)                                             LIT Capital Growth (Previously known as LIT
    RidgeWorth Mid-Cap Core Equity Fund                     Strat Growth I)
       (Previously known as STI Classic Mid-Cap          LIT Comstock
       Core Equity Fund)                                 LIT Government
    RidgeWorth Small Cap Value Equity (Previously        LIT Money Market
       known as STI Classic Small Cap Value Equity
       Fund)                                         Van Kampen Life Investment Trust (Class II)
                                                         LIT Capital Growth (Class II) (Previously
Rydex Variable Trust                                        known as LIT Strat Growth II)
    Rydex VT Nasdaq 100 Strategy Fund (Previously        LIT Comstock (Class II)
       known as Rydex OTC)                               LIT Growth and Income (Class II)
                                                         LIT MidCap Growth (Class II)
The Universal Institutional Funds, Inc.                  LIT Money Market (Class II)
    Van Kampen UIF Capital Growth (Previously
       known as Van Kampen UIF Equity Growth)

--------
*  Fund was available, but had no assets at December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

   In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS
No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Adopted Accounting Standard--In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2008 were as follows:

                                                               Purchases
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation (a)........ $15,132,856
         AST Advanced Strategies.............................   3,678,377
         AST Aggressive Asset Allocation.....................     240,398
         AST AllianceBernstein Core Value....................      94,812
         AST AllianceBernstein Growth & Income...............      34,133
         AST American Century Income & Growth................      14,129
         AST Balanced Asset Allocation (b)...................  10,959,929
         AST Bond Portfolio 2018 (c).........................   1,783,553
         AST Bond Portfolio 2019 (c).........................     210,102
         AST Capital Growth Asset Allocation.................  11,994,860
         AST CLS Growth Asset Allocation.....................     550,526
         AST CLS Moderate Asset Allocation...................   1,331,324
         AST Cohen & Steers Realty...........................      54,011
         AST DeAm Large-Cap Value............................      27,536
         AST DeAm Small-Cap Value (d)........................       6,362
         AST Federated Aggressive Growth.....................      28,650
         AST First Trust Balanced Target.....................   7,051,078
         AST First Trust Capital Appreciation Target.........  24,635,230
         AST Focus Four Plus (e).............................      25,170
         AST Global Real Estate (e)..........................         417
         AST Goldman Sachs Concentrated Growth...............      93,639
         AST Goldman Sachs Mid-Cap Growth....................      84,579
         AST Goldman Sachs Small-Cap Value...................       2,799
         AST High Yield......................................      52,622
         AST Horizon Growth Asset Allocation.................     246,628
         AST Horizon Moderate Asset Allocation...............     694,851
         AST International Growth............................     109,285
         AST International Value.............................     182,517
         AST Investment Grade Bond (c).......................  21,778,920
         AST JPMorgan International Equity...................      83,355
         AST Large-Cap Value.................................      47,521
         AST Lord Abbett Bond-Debenture......................      50,008
         AST Marsico Capital Growth..........................      82,061
         AST MFS Global Equity...............................     151,216
         AST MFS Growth......................................      17,688
         AST Mid-Cap Value...................................      45,135
         AST Money Market....................................   1,476,939

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                          Purchases
                                                                         -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Neuberger Berman/LSV Mid-Cap Value (f)........................... $    53,197
   AST Neuberger Berman Mid-Cap Growth Portfolio........................      45,375
   AST Neuberger Berman Small-Cap Growth Portfolio......................       9,450
   AST Niemann Capital Growth Asset Allocation..........................     261,436
   AST Parametric Emerging Markets Equity (e)...........................       6,717
   AST PIMCO Limited Maturity Bond......................................     211,291
   AST PIMCO Total Return Bond..........................................     199,967
   AST Preservation Asset Allocation....................................   7,960,170
   AST QMA US Equity Alpha (g)..........................................     154,887
   AST Schroders Multi-Asset World Strategies (h).......................     793,284
   AST Small-Cap Growth.................................................       8,358
   AST Small-Cap Value..................................................      42,076
   AST T. Rowe Price Asset Allocation...................................   9,776,234
   AST T. Rowe Price Global Bond........................................      97,597
   AST T. Rowe Price Large-Cap Growth...................................      71,258
   AST T. Rowe Price Natural Resources..................................     133,882
   AST UBS Dynamic Alpha................................................   6,046,945
   Franklin Templeton VIP Founding Funds Allocation (i).................   4,945,565

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced.............................................   2,482,563
   AIM V. I. Basic Value................................................   3,325,966
   AIM V. I. Capital Appreciation.......................................   1,212,823
   AIM V. I. Capital Development........................................   2,285,390
   AIM V. I. Core Equity................................................   4,669,138
   AIM V. I. Diversified Income.........................................   2,342,543
   AIM V. I. Government Securities......................................   5,872,846
   AIM V. I. High Yield.................................................   1,090,125
   AIM V. I. International Growth.......................................   1,957,582
   AIM V. I. Large Cap Growth...........................................     672,907
   AIM V. I. Mid Cap Core Equity........................................   3,781,041
   AIM V. I. Money Market...............................................  17,652,905
   AIM V. I. Technology.................................................     174,293
   AIM V. I. Utilities..................................................   2,059,457

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..........................................      63,314
   AIM V. I. Basic Value II.............................................   4,117,912
   AIM V. I. Capital Appreciation II....................................      50,730
   AIM V. I. Capital Development II.....................................      85,442

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. Core Equity II......................................................... $   151,966
   AIM V. I. Diversified Income II..................................................      75,491
   AIM V. I. Government Securities II...............................................   1,480,004
   AIM V. I. High Yield II..........................................................     163,348
   AIM V. I. International Growth II................................................      54,864
   AIM V. I. Large Cap Growth II....................................................      71,518
   AIM V. I. Mid Cap Core Equity II.................................................     807,109
   AIM V. I. Money Market II........................................................     223,190
   AIM V. I. Technology II..........................................................       2,628
   AIM V. I. Utilities II...........................................................     199,449

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.....................................................   1,223,376
   AllianceBernstein VPS Growth & Income............................................  25,718,605
   AllianceBernstein VPS International Value........................................   8,768,977
   AllianceBernstein VPS Large Cap Growth...........................................   2,086,779
   AllianceBernstein VPS Small/Mid Cap Value........................................   4,567,486
   AllianceBernstein VPS Utility Income.............................................   2,229,658
   AllianceBernstein VPS Value......................................................     499,366

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.....................................................       2,144

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.........................................       1,123

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.........................................................      43,237

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..............................................................      26,119
   VIF Money Market.................................................................   3,004,936

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...................................................................      60,080
   DWS Capital Growth VIP A.........................................................     132,559
   DWS Global Opportunities VIP A...................................................     244,363
   DWS Growth and Income VIP A......................................................     140,122
   DWS International VIP A..........................................................     243,869

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II............................................................     159,983
   DWS Money Market VIP A II........................................................     186,811
   DWS Small Cap Growth VIP A II....................................................      71,384

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II....................................................   2,129,547

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...................................................................     850,494
   VIP Equity-Income................................................................      58,500

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Growth................................................................................ $   401,724
   VIP High Income...........................................................................     183,052
   VIP Index 500.............................................................................     367,516
   VIP Investment Grade Bond.................................................................     674,118
   VIP Overseas..............................................................................     667,849

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................       1,016
   VIP Contrafund (Service Class 2)..........................................................  20,433,570
   VIP Equity-Income (Service Class 2).......................................................      87,884
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   8,214,624
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   4,536,397
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................   1,654,749
   VIP Freedom Income Portfolio (Service Class 2)............................................   2,687,008
   VIP Growth & Income (Service Class 2).....................................................   3,516,318
   VIP Growth (Service Class 2)..............................................................     292,475
   VIP Growth Stock (Service Class 2)........................................................     921,320
   VIP High Income (Service Class 2).........................................................   1,828,003
   VIP Index 500 (Service Class 2)...........................................................   2,147,222
   VIP Investment Grade Bond (Service Class 2)...............................................         718
   VIP Mid Cap (Service Class 2).............................................................   7,891,995
   VIP Money Market (Service Class 2)........................................................  30,289,614
   VIP Overseas (Service Class 2)............................................................     136,027

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................   1,057,567
   Franklin Growth and Income Securities.....................................................  10,206,323
   Franklin High Income Securities...........................................................   2,114,877
   Franklin Income Securities................................................................  39,910,351
   Franklin Large Cap Growth Securities......................................................   9,166,397
   Franklin Small Cap Value Securities.......................................................   8,125,653
   Franklin Small Mid-Cap Growth Securities..................................................     526,367
   Franklin U.S. Government..................................................................  33,117,845
   Mutual Discovery Securities...............................................................   8,605,771
   Mutual Shares Securities..................................................................  19,884,920
   Templeton Developing Markets Securities...................................................  14,277,724
   Templeton Foreign Securities..............................................................  34,402,349
   Templeton Global Income Securities........................................................     888,754
   Templeton Growth Securities...............................................................     225,395

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth........................................................................          19
   VIT Growth and Income.....................................................................     781,984
   VIT Mid Cap Value.........................................................................     134,155
   VIT Strategic International Equity........................................................         276

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                     ----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Structured Small Cap Equity.................................................. $  939,036
   VIT Structured U.S. Equity.......................................................  1,283,158

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..................................................................        201

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares) (j)(al)...........................................      2,178
   International Growth (Service Shares) (k)(al)....................................     57,928

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets.................................................................        898

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason Variable Fundamental Value Portfolio..................................         33

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I........................................        259

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value........................................................................  1,494,715
   Bond-Debenture...................................................................  6,369,760
   Growth and Income................................................................  3,213,287
   Growth Opportunities.............................................................  2,668,610
   Mid-Cap Value....................................................................  5,446,723

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth (l)...................................................................      7,814
   MFS High Income..................................................................    135,935
   MFS Investors Trust..............................................................    236,191
   MFS New Discovery................................................................    616,690
   MFS Research.....................................................................      5,958
   MFS Research Bond................................................................    146,401
   MFS Utilities....................................................................     57,231

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class) (m)...................................................    172,610
   MFS Investors Trust (Service Class)..............................................     43,585
   MFS New Discovery (Service Class)................................................    108,829
   MFS Research (Service Class).....................................................        992
   MFS Utilities (Service Class)....................................................    289,648

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity................................................................    200,691
   Dividend Growth..................................................................  1,263,372

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(l)Previously known as MFS Emerging Growth
(m)Previously known as MFS Emerging Growth (Service Class)
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Morgan Stanley Variable Investment Series Sub-Accounts (continued):
   Capital Opportunities (n)................................................................ $ 1,300,187
   European Equity (o)......................................................................  17,892,812
   Global Advantage.........................................................................     209,782
   Global Dividend Growth...................................................................  21,470,946
   High Yield...............................................................................     672,064
   Income Builder...........................................................................   3,952,915
   Income Plus (p)..........................................................................   4,608,207
   Limited Duration.........................................................................   1,958,950
   Money Market.............................................................................  37,651,873
   S&P 500 Index............................................................................   3,160,297
   Strategist...............................................................................  19,889,531
   Utilities................................................................................  20,173,942

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     639,050
   Dividend Growth (Class Y Shares).........................................................   1,020,906
   Capital Opportunities (Class Y Shares) (q)...............................................   3,941,842
   European Equity (Class Y Shares) (r).....................................................   5,951,000
   Global Advantage (Class Y Shares)........................................................     519,224
   Global Dividend Growth (Class Y Shares)..................................................  11,018,299
   High Yield (Class Y Shares)..............................................................     517,064
   Income Builder (Class Y Shares)..........................................................   4,549,326
   Income Plus (Class Y Shares) (s).........................................................   8,422,832
   Limited Duration (Class Y Shares)........................................................   3,958,392
   Money Market (Class Y Shares)............................................................  68,161,344
   S&P 500 Index (Class Y Shares)...........................................................   6,475,601
   Strategist (Class Y Shares)..............................................................  10,605,863
   Utilities (Class Y Shares)...............................................................   5,737,807

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       9,464

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     568,296
   Oppenheimer Capital Appreciation.........................................................     397,118
   Oppenheimer Core Bond....................................................................     584,517
   Oppenheimer Global Securities............................................................     994,741
   Oppenheimer High Income..................................................................     161,660
   Oppenheimer Main Street..................................................................     426,493

--------
(n)Previously known as Equity
(o)Previously known as European Growth
(p)Previously known as Quality Income Plus
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)
(s)Previously known as Quality Income Plus (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Main Street Small Cap (t).................................................... $   363,250
   Oppenheimer MidCap Fund..................................................................      39,905
   Oppenheimer Strategic Bond...............................................................   1,302,422

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................   5,572,911
   Oppenheimer Capital Appreciation (SS)....................................................   7,605,974
   Oppenheimer Core Bond (SS)...............................................................  11,192,986
   Oppenheimer Global Securities (SS).......................................................   5,175,649
   Oppenheimer High Income (SS).............................................................  11,784,572
   Oppenheimer Strategic Bond (SS)..........................................................  18,629,313
   Oppenheimer Main Street Small Cap (SS) (u)...............................................   4,896,459
   Oppenheimer MidCap Fund (SS).............................................................   1,262,813
   Oppenheimer Main Street (SS).............................................................  13,792,800

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar_Hedged) (v)......................................................          92
   Money Market.............................................................................         562
   PIMCO Total Return.......................................................................         355
   PIMCO VIT Commodity RealReturn Strategy..................................................   2,776,003
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     740,639
   PIMCO VIT Real Return (Advisor Shares)...................................................   7,349,810
   PIMCO VIT Total Return (Advisor Shares)..................................................  12,534,236

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap (w).......................................................................         421
   OpCap Balanced...........................................................................       1,240

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  10,716,699
   VT Capital Appreciation..................................................................   2,134,089
   VT Capital Opportunities.................................................................     969,025
   VT Discovery Growth......................................................................   2,015,572
   VT Diversified Income....................................................................   6,460,909
   VT Equity Income.........................................................................   6,434,845
   VT The George Putnam Fund of Boston......................................................  21,678,835
   VT Global Asset Allocation...............................................................   6,936,740
   VT Global Equity.........................................................................   2,533,360
   VT Growth and Income.....................................................................  65,282,741
   VT Growth Opportunities..................................................................     647,878
   VT Health Sciences.......................................................................   2,337,973
   VT High Yield............................................................................   9,732,102

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond
(w)Previously known as OpCap Small Cap

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Income........................................................................ $ 18,434,884
   VT International Equity..........................................................   51,508,809
   VT International Growth and Income...............................................   12,517,797
   VT International New Opportunities...............................................    2,109,913
   VT Investors.....................................................................    2,537,263
   VT Mid Cap Value.................................................................    4,504,137
   VT Money Market..................................................................  109,385,470
   VT New Opportunities.............................................................      549,953
   VT New Value.....................................................................   37,378,953
   VT OTC & Emerging Growth.........................................................      557,132
   VT Research......................................................................    1,353,484
   VT Small Cap Value...............................................................   23,597,616
   VT Utilities Growth and Income...................................................    4,405,889
   VT Vista.........................................................................      775,607
   VT Voyager.......................................................................    2,739,205

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity (x).............................................      359,873
   RidgeWorth Large Cap Growth Stock (y)............................................    1,906,433
   RidgeWorth Large Cap Value Equity (z)............................................    1,369,204
   RidgeWorth Mid-Cap Core Equity (aa)..............................................      586,356
   RidgeWorth Small Cap Value Equity (ab)...........................................    2,191,066

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)...............................................    3,320,126
   Van Kampen UIF Core Plus Fixed Income (ae).......................................       74,999
   Van Kampen UIF Emerging Markets Equity...........................................   15,439,309
   Van Kampen UIF Global Value Equity...............................................       12,418
   Van Kampen UIF High Yield........................................................          757
   Van Kampen UIF International Magnum..............................................    6,284,424
   Van Kampen UIF Mid Cap Growth....................................................    8,723,823
   Van Kampen UIF U.S. Mid Cap Value................................................   27,962,516
   Van Kampen UIF U.S. Real Estate..................................................   15,285,137
   Van Kampen UIF Value.............................................................       37,717

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    4,471,733
   Van Kampen UIF Emerging Markets Equity (Class II)................................    8,659,524

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                 --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity and Income (Class II).................................................. $    8,915,537
   Van Kampen UIF Capital Growth (Class II) (af)................................................      1,349,597
   Van Kampen UIF Global Franchise (Class II)...................................................     12,611,994
   Van Kampen UIF Int'l Growth Equity (Class II)................................................      1,810,813
   Van Kampen UIF Mid Cap Growth (Class II).....................................................     18,409,546
   Van Kampen UIF Small Company Growth (Class II)...............................................      2,861,630
   Van Kampen UIF U.S. Mid Cap Value (Class II).................................................     25,076,251
   Van Kampen UIF U.S. Real Estate (Class II)...................................................     38,128,657

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth (ag)......................................................................      1,354,282
   LIT Comstock.................................................................................      6,174,087
   LIT Government...............................................................................        248,229
   LIT Money Market.............................................................................      2,762,632

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II) (ah)...........................................................      3,390,894
   LIT Comstock (Class II)......................................................................     24,870,586
   LIT Growth and Income (Class II).............................................................     11,031,857
   LIT Mid Cap Growth (Class II) (ai)...........................................................      7,378,422
   LIT Money Market (Class II)..................................................................     25,022,192
                                                                                                 --------------
                                                                                                 $1,609,513,884
                                                                                                 ==============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II
(ai)Previously known as LIT Aggressive Growth (Class II)

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation (a)
   2008...............  867    $ 6.91 -  7.05     $6,065        2.29%       1.15 - 2.60%    -33.56 - -32.61%
   2007 (aj)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (aj)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (aj)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (aj)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (aj)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (aj)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation (b)
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (aj)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2008...............  662      6.58 -  6.72      4,408        1.73        1.15 - 2.65     -36.62 - -35.68
   2007 (aj)..........  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2008...............    9      6.71 -  6.72         59        0.52        1.15 - 1.50     -33.60 - -33.45

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2008.................   102   $ 7.30 -  7.37     $  746       0.00%        1.15 - 2.65%    -27.59 - -26.87%

   AST Cohen & Steers Realty
   2008.................     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (aj)............     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2008.................     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (aj)............   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008 (d).............    --       NA - NA            --       0.00           -- - --           NA - NA
   2007 (aj)............   < 1     8.80 -  8.86        < 1       0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2008.................     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (aj)............   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2008.................   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (aj)............   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2008................. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (aj)............   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus Portfolio
   2008 (e).............     2     7.46 -  7.49         13       0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2008 (e).............   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2008.................     5     6.13 -  6.16         30       0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (aj)............   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2008.................     6     6.09 -  6.12         38       0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (aj)............   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Goldman Sachs Small-Cap Value
   2008..............   < 1   $ 7.66 -  7.66    $     2        0.00%       1.15 - 1.15%    -23.68 - -23.68%

   AST High Yield
   2008..............     5     7.72 -  7.77         39        9.59        1.15 - 1.55     -26.68 - -26.39
   2007 (aj).........   < 1    10.48 - 10.56          2        0.00        1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2008..............    15     7.12 -  7.16        106        0.05        1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2008..............    37     7.60 -  7.64        279        0.02        1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00     -51.21 - -50.80
   2007 (aj).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (aj).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2008 (c).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (aj).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (aj).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (aj).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (aj).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Global Equity
   2008.................   12    $ 6.79 -  6.82     $   85        2.29%       1.15 - 1.50%    -34.97 - -34.74%
   2007 (aj)............    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

   AST MFS Growth
   2008.................    1      6.79 -  6.79          7        0.93        1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2008.................    2      5.95 -  5.98         10        4.48        1.15 - 1.50     -39.04 - -38.83
   2007 (aj)............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2008.................   99     10.17 - 10.29      1,015        1.16        1.15 - 2.00       0.50 -   1.34
   2007 (aj)............    7     10.09 - 10.16         66        0.30        1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman/LSV Mid-Cap Value (f)
   2008.................    5      5.70 -  5.74         27        4.06        1.15 - 1.65     -43.20 - -42.92
   2007 (aj)............  < 1      9.99 - 10.05          2        0.00        1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2008.................    4      5.87 -  5.91         24        0.00        1.15 - 1.65     -44.11 - -43.83
   2007 (aj)............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2008.................    1      6.37 -  6.40          5        0.00        1.15 - 1.50     -43.39 - -43.19
   2007 (aj)............  < 1     11.19 - 11.27          1        0.00        1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2008.................   17      7.46 -  7.53        128        0.00        1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2008 (e).............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (aj)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Preservation Asset Allocation
   2008..............  556    $ 8.20 -  8.37     $4,624        0.97%       1.15 - 2.60%    -21.53 - -20.40%
   2007 (aj).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha (g)
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (aj).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies (h)
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (aj).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (aj).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (aj).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (aj).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (aj).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2008..............   14      5.73 -  5.77         82        0.93        1.15 - 1.65     -50.80 - -50.56
   2007 (aj).........    4     11.59 - 11.67         44        0.80        1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (aj).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   Franklin Templeton VIP Founding Funds Allocation
   2008 (i)..........  251       6.62 - 6.67      1,672        4.30        1.15 - 2.30     -34.36 - -33.86

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2008................  2,509  $ 6.07 -  7.80    $ 18,062      4.11%        1.10 - 1.85%    -39.46 - -39.00%
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14
   2004................  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -   6.29

   AIM V. I. Basic Value
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58
   2004................  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -   8.03

   AIM V. I. Capital Appreciation
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08
   2004................ 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -   5.88

   AIM V. I. Capital Development
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41
   2004................  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 -  14.24

   AIM V. I. Core Equity
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16
   2004................ 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -   7.62

   AIM V. I. Diversified Income
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78
   2004................  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -   3.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2008................ 1,525   $14.16 - 15.41    $23,070       3.60%        1.10 - 1.70%     10.42 -  11.08%
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55
   2004................ 3,234    11.81 - 12.39     41,389       3.54         1.15 - 1.65       0.89 -   1.39

   AIM V. I. High Yield
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60
   2004................ 1,993    10.98 - 11.94     19,434       2.86         1.15 - 1.85       9.19 -   9.98

   AIM V. I. International Growth
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24
   2004................ 3,969    10.37 - 10.60     47,559       0.64         1.25 - 1.65      21.98 -  22.47

   AIM V. I. Large Cap Growth
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (at)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44
   2004................ 1,876    10.78 - 10.84     25,617       0.40         1.28 - 2.20       7.76 -   8.43

   AIM V. I. Money Market
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40
   2004................ 2,239    10.17 - 11.26     25,037       0.63         1.10 - 1.70      -1.01 -  -0.41

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense
                        Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2008................   281   $ 6.98 -  7.18    $ 1,985       0.00%        1.10 - 1.70%    -45.44 - -45.11%
   2007................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06
   2004 (au)...........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 -  11.17

   AIM V. I. Utilities
   2008................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56
   2004 (au)...........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 -  22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2008................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65
   2004................   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -   5.85

   AIM V. I. Basic Value II

   2008................ 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................ 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................ 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................ 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07
   2004................ 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -   9.41

   AIM V. I. Capital Appreciation II
   2008................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18
   2004................   629    12.59 - 12.88      7,748       0.00         1.29 - 2.59       3.58 -   4.96

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2008................   42    $ 7.87 -  8.27     $  336       0.00%        1.30 - 2.00%    -48.18 - -47.81%
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86
   2004................   36     11.49 - 11.73        421       0.00         1.30 - 2.00      12.96 -  13.77

   AIM V. I. Core Equity II
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72
   2004................   45     10.69 - 10.92        491       0.90         1.30 - 2.00       6.50 -   7.26

   AIM V. I. Diversified Income II
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35
   2004................   69     10.88 - 11.14        758       6.48         1.30 - 2.10       2.50 -   3.33

   AIM V. I. Government Securities II
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411       3.52         1.30 - 2.10       0.12 -   0.94

   AIM V. I. High Yield II
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11
   2004................   65     12.62 - 12.88        836       3.17         1.30 - 2.00       8.91 -   9.69

   AIM V. I. International Growth II
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18
   2004................   56     12.59 - 12.87        710       0.59         1.30 - 2.00      21.23 -  22.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2008................   84    $ 7.52 -  7.67     $  639       0.00%        1.30 - 2.10%    -39.70 - -39.21%
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (at)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239       0.04         1.29 - 2.44       7.41 -   8.26

   AIM V. I. Money Market II
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95
   2004................  580      9.48 -  9.78      5,632       0.61         1.30 - 2.30      -5.17 -  -0.87

   AIM V. I. Technology II
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63
   2004 (au)...........   13     11.01 - 11.07        144       0.00         1.30 - 2.00      10.13 -  10.66

   AIM V. I. Utilities II
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04
   2004 (au)...........   37     12.17 - 12.22        456       0.00         1.30 - 1.85      21.75 -  22.20

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   Alliance Bernstein VPS Growth
   2008..............  3,866  $ 4.87 -  8.86    $ 24,187      0.00%        0.70 - 2.59%    -44.09 - -43.00%
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 -  -1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86
   2004..............  6,175    7.03 - 13.80      49,046      0.00         0.70 - 2.59      11.56 -  13.73

   Alliance Bernstein VPS Growth & Income
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87
   2004.............. 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 -  10.45

   Alliance Bernstein VPS International Value
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (av).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   Alliance Bernstein VPS Large Cap Growth
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04
   2004..............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -   7.59

   Alliance Bernstein VPS Small/Mid Cap Value
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26
   2004..............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 -  17.54

   Alliance Bernstein VPS Utility Income
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83
   2005 (av).........    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -   9.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   Alliance Bernstein VPS Value
   2008...................  274    $ 6.74 -  7.08     $1,914       2.24%        1.29 - 2.59%    -42.55 - -41.78%
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (av)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53
   2004...................    5     13.61 - 13.72         62       1.91         1.35 - 1.45       8.20 -   8.31

   American Century VP International
   2007...................   --         NA -   NA         --        N/A         0.00 - 0.00          NA -    NA
   2006...................    2     16.29 - 16.29         30       1.59         1.45 - 1.45      23.23 -  23.23
   2005...................    2     13.22 - 13.33         26       1.65         1.35 - 1.45      11.63 -  11.74
   2004...................    5     11.84 - 11.93         63       0.66         1.35 - 1.45      13.27 -  13.38

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43
   2004...................   31      5.80 -  8.90        257       0.35         1.15 - 1.65       4.47 -   5.00

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2008...............   73    $ 6.98 -  8.22     $  565       1.97%        1.15 - 1.85%    -38.31 - -37.86%
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006...............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005...............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50
   2004...............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -   9.38

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006...............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005...............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17
   2004...............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -   6.24

   VIF Money Market
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006...............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005...............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49
   2004...............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85      -1.06 -  -0.35

   VIF Small Company Stock
   2007 (ak)..........   --       N/A - N/A           --        N/A         0.00 - 0.00        N/A - N/A
   2006...............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -   9.70
   2005...............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 -  -0.25
   2004...............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 -  60.02
   2003...............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 -  41.02
Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2008...............   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007...............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006...............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005...............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89
   2004...............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -   4.64

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Capital Growth VIP A
   2008................  122    $ 8.41 -  8.49     $1,032       1.14%        0.70 - 0.80%    -33.52 - -33.45%
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20
   2004................  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -   7.23

   DWS Global Opportunities VIP A
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36
   2004................   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 -  22.48

   DWS Growth and Income VIP A
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33
   2004................  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -   9.39

   DWS International VIP A
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36
   2004................   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 -  15.72

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (av)...........  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts
  (continued):
   DWS Money Market VIP A II
   2008................    87   $10.67 - 10.70    $   935       2.62%        0.70 - 0.80%      1.83 -   1.93%
   2007................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006 (aw)...........   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2008................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (av)...........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2008................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007 (aq)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33
   2005................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -   1.53
   2004................   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85      -1.05 -  -0.34

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2008................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005................ 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60
   2004................ 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 -  14.04

   VIP Equity-Income
   2008................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66
   2004................   497    11.19 - 12.94      6,226       1.55         1.15 - 1.65       9.70 -  10.25

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(aw)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Growth
   2008..............   540   $ 5.70 -  7.32    $ 3,264        0.78%       1.15 - 1.65%    -48.03 - -47.77%
   2007..............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 -  25.51
   2006..............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -   5.63
   2005.............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -   4.59
   2004.............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -   2.09

   VIP High Income
   2008..............   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53
   2004..............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -   8.23

   VIP Index 500
   2008..............   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63
   2004.............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -   9.24

   VIP Investment Grade Bond
   2008..............   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93
   2004..............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -   3.16

   VIP Overseas
   2008..............   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..............   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69
   2004..............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 -  12.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2008..................     5   $ 7.93 -  7.93    $     40      1.75%        1.35 - 1.35%    -36.81 - -36.81%
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -   2.17
   2004..................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -   4.20

   VIP Contrafund (Service Class 2)
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17
   2004..................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 -  13.60

   VIP Equity-Income (Service Class 2)
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99
   2004..................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -   9.57

   VIP Freedom 2010 Portfolio (Service Class 2)
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ax).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ax).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ax).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2008..................   275   $ 9.40 -  9.56    $ 2,616        4.16%       1.29 - 1.89%    -12.39 - -11.86%
   2007..................   179    10.73 - 10.84      1,936        5.64        1.29 - 1.89       3.90 -   4.54
   2006 (ax).............    54    10.33 - 10.37        561        5.44        1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (av).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08
   2004..................   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -   1.73

   VIP Growth Stock (Service Class 2)
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ax).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98
   2004..................   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -   7.91

   VIP Index 500 (Service Class 2)
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15
   2004..................   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -   8.85

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2008..................     1   $11.48 - 11.48    $     7       5.56%        1.50 - 1.50%     -4.91 -  -4.91%
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37
   2004..................     2    11.44 - 11.44         25       4.04         1.50 - 1.50       2.63 -   2.63

   VIP Mid Cap (Service Class 2)
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (av).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ax)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (av).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18
   2004..................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 -  11.61

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (av).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense
                      Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2008..............  4,023  $ 9.66 - 10.54    $ 41,666      3.28%        1.29 - 2.69%    -36.89 - -35.98%
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18
   2004..............  5,083   14.27 - 14.71      74,266      2.61         1.29 - 2.69       7.64 -   9.19

   Franklin High Income Securities
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00
   2004 (au).........    776   10.63 - 10.72       8,293      2.06         1.28 - 2.44       6.34 -   7.18

   Franklin Income Securities
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50
   2004 (au).........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 -  12.63

   Franklin Large Cap Growth Securities
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49
   2004 (ay).........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -   5.33

   Franklin Small Cap Value Securities
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57
   2004..............  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 -  22.15

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2008..............    158  $11.14 - 12.89    $  1,742      0.00%        1.15 - 2.34%    -43.84 - -43.15%
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59
   2004..............    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 -  10.04

   Franklin U.S. Government
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09
   2004 (au).........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -   2.74

   Mutual Discovery Securities
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (av).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29
   2004..............  5,727   10.97 - 13.77      78,149      0.70         1.28 - 2.69       9.60 -   9.75

   Templeton Developing Markets Securities
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20
   2004..............    706   20.32 - 20.90      14,632      1.59         1.29 - 2.59      21.48 -  23.10

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2008...............  9,583  $ 9.79 - 12.82    $115,017       2.41%       1.15 - 2.69%    -41.98 - -41.06%
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91
   2004...............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 -  55.28

   Templeton Global Income Securities
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39
   2004...............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 -  13.26

   Templeton Growth Securities
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62
   2004...............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 -  14.70

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77
   2004...............     10    7.17 - 10.62          83       0.70        1.15 - 1.65       7.30 -   7.84

   VIT Growth and Income
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46
   2004...............      1   10.88 - 10.88           9       1.53        1.59 - 1.59      16.92 -  16.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2008..................   539   $ 7.88 -  8.27    $ 4,412       0.98%        1.29 - 2.59%    -38.36 - -37.53%
   2007..................   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006..................   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005..................   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01
   2004..................   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37      24.17 -  24.17

   VIT Strategic International Equity
   2008..................   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..................   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006..................   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005..................     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41
   2004..................     3    11.10 - 11.41         31       1.29         1.15 - 1.59      11.69 -  14.06

   VIT Structured Small Cap Equity
   2008.................. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.................. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.................. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005.................. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67
   2004..................    28    13.83 - 17.93        446       0.18         1.15 - 1.85      14.18 -  15.00

   VIT Structured U.S. Equity Fund
   2008.................. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.................. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 - 1.85      12.82 -  13.63

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16
   2004 (au).............     2    11.38 - 11.38         19       0.46         1.50 - 1.50      13.82 -  13.82

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (j) (al).........   --        NA - NA         $--           NA         0.00 - 0.00%        NA - NA
   2007..................    2    $22.14 - 22.14       54         1.44%        1.50 - 1.50      16.47 -  16.47%
   2006..................    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005..................    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65
   2004..................    2     15.62 - 15.62       38         0.27         1.50 - 1.50      16.45 -  16.45

   International Growth (Service Shares)
   2008 (k) (al).........    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets
   2008..................  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007..................  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006..................    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005..................    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67
   2004..................  < 1     22.74 - 22.74        9         0.63         1.50 - 1.50      28.63 -  28.63

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (am)(ak).........   --        N/A -  N/A       --          N/A         0.00 - 0.00         N/A -   N/A
   2006..................    1     14.32 - 14.32        7         1.38         1.50 - 1.50      16.35 -  16.35
   2005..................    1     12.31 - 12.31        6         0.86         1.50 - 1.50       2.49 -   2.49
   2004..................    1     12.01 - 12.01        6         0.54         1.50 - 1.50       6.69 -   6.69
   2003..................    1     11.26 - 11.26        6         0.26         1.50 - 1.50      36.95 -  36.95

   Legg Mason Variable Fundamental Value Portfolio
   2008..................  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (am)(an).........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I
   2008..................   < 1   $ 8.67 -  8.67    $     1       0.30%        1.50 - 1.50%    -36.59 - -36.59%
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93
   2004 (au).............     1    10.94 - 10.94          8       2.81         1.50 - 1.50       9.35 -   9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40
   2004 (ay).............   170    10.89 - 10.92      1,850       0.57         1.29 - 2.29       8.93 -   9.20

   Bond-Debenture
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01
   2004 (ay).............   253    10.34 - 10.37      2,625       8.91         1.29 - 2.44       3.40 -   3.70

   Growth and Income
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32
   2004 (ay).............   362    10.87 - 10.90      3,950       1.23         1.29 - 2.44       8.73 -   9.04

   Growth Opportunities
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51
   2004 (ay).............    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 -  11.53

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Mid-Cap Value
   2008................. 3,371   $ 7.40 -  7.83    $26,079       1.19%        1.29 - 2.59%    -40.93 - -40.14%
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01
   2004 (ay)............   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 -  11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth (l)
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94
   2004.................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 -  11.67

   MFS High Income
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89
   2004.................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -   7.79

   MFS Investors Trust
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09
   2004.................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -   9.97

   MFS New Discovery
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02
   2004.................   306    12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -   5.20

--------
(l)Previously known as MFS Emerging Growth
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Research
   2008.................   91    $ 5.58 -  7.32     $  597       0.54%        1.15 - 1.65%    -37.13 - -36.82%
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57
   2004.................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 -  14.53

   MFS Research Bond
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26
   2004.................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -   4.75

   MFS Utilities
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71
   2004.................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 -  28.45

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class) (m)
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46
   2004.................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 -  11.20

   MFS Investors Trust (Service Class)
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58
   2004.................   87      8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -   9.63

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2008...............     43  $ 5.96 -  6.20    $    263      0.00%        1.35 - 1.85%    -40.64 - -40.34%
   2007...............     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006...............    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005...............    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62
   2004...............    120   11.87 - 11.87       1,075      0.00         1.50 - 1.50       4.62 -   4.62

   MFS Research (Service Class)
   2008...............     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007...............     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006...............     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005...............     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12
   2004...............     49    8.62 -  8.79         430      0.88         1.35 - 1.85      13.43 -  14.01

   MFS Utilities (Service Class)
   2008...............     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007...............     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006...............    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005...............    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00
   2004...............     63   13.05 - 13.05         635      1.26         1.50 - 1.50      27.90 -  27.90

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  Sub-Accounts:
   Aggressive Equity
   2008...............  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007...............  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006...............  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005...............  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31
   2004...............  3,564    7.34 -  7.71      36,091      0.01         0.70 - 2.05      10.43 -  11.93

   Dividend Growth
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87
   2004............... 22,317   10.42 - 11.67     696,586      1.55         0.70 - 2.05       6.26 -   7.70

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Capital Opportunities (n)
   2008...............  6,492  $ 5.21 -  5.21    $132,556      0.27%        0.70 - 2.05%    -48.69 - -47.99%
   2007...............  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006............... 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005............... 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33
   2004............... 14,403    6.95 -  7.34     511,428      0.40         0.70 - 2.05       8.89 -  10.37

   European Equity (o)
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93
   2004...............  5,979    9.01 -  9.09     167,620      1.12         0.70 - 2.05      10.45 -  11.95

   Global Advantage
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05
   2004...............  2,664    7.51 -  8.14      22,063      0.43         0.70 - 2.05      10.26 -  11.75

   Global Dividend Growth
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60
   2004............... 10,008   11.83 - 12.89     201,476      1.45         0.70 - 2.05      12.60 -  14.13

   High Yield
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47
   2004...............  3,956    5.62 -  7.59      46,919      7.46         0.70 - 2.05       7.61 -   9.08

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2008...............  1,177  $10.27 - 11.62    $ 15,008      0.80%        0.70 - 2.05%    -27.78 - -26.80%
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21
   2004...............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 -  10.19

   Income Plus (p)
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61
   2004............... 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -   4.49

   Limited Duration
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16
   2004...............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -   0.71

   Money Market
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07
   2004............... 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -   0.16

   S&P 500 Index
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91
   2004............... 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -   9.82

--------
(p)Previously known as Quality Income Plus

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2008...............  5,406  $ 9.92 - 11.42    $126,027      0.77%        0.70 - 2.05%    -25.53 - -24.51%
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57
   2004............... 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -   9.60

   Utilities
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82
   2004...............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 -  19.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15
   2004...............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 -  11.02

   Dividend Growth (Class Y Shares)
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00
   2004............... 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -   6.81

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                     For the year ended December 31,
                         ------------------------------------ ------------------------------------------------
                                   Accumulation                                  Expense            Total
                         Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------  ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Capital Opportunities (Class Y Shares) (q)
   2008.................  6,953   $ 8.74 -  9.42    $ 44,054      0.19%        1.29 - 2.59%    -49.10 - -48.42%
   2007.................  8,548    17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006................. 10,777    14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005................. 12,195    14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38
   2004................. 13,667    12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -   9.43

   European Equity (Class Y Shares) ( r )
   2008.................  2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007.................  2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006.................  3,485    18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005.................  3,838    14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96
   2004.................  4,429    13.78 - 14.09      41,305      0.98         1.29 - 2.59       9.57 -  11.03

   Global Advantage (Class Y Shares)
   2008.................    688    10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007.................    857    18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006.................  1,036    16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005.................  1,190    14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07
   2004.................  1,302    13.66 - 13.97      10,869      0.30         1.29 - 2.59       9.38 -  10.84

   Global Dividend Growth (Class Y Shares)
   2008.................  2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.................  3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006.................  4,671    17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005.................  5,317    14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81
   2004.................  5,319    14.36 - 14.68      65,871      1.37         1.29 - 2.59      11.68 -  13.17

   High Yield (Class Y Shares)
   2008.................  1,904     9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007.................  2,582    12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006.................  3,372    12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005.................  4,278    11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61
   2004.................  4,910    11.99 - 12.25      37,267      7.51         1.29 - 2.59       6.73 -   8.15

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Income Builder (Class Y Shares)
   2008...............  1,415  $10.33 - 11.14    $ 14,458      0.76%        1.29 - 2.59%    -28.35 - -27.39%
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34
   2004...............  3,881   12.47 - 12.75      46,473      3.55         1.29 - 2.59       7.85 -   9.29

   Income Plus (Class Y Shares) (s)
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75
   2004............... 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -   3.72

   Limited Duration (Class Y Shares)
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20
   2004............... 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 -  -0.13

   Money Market (Class Y Shares)
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59       1.21 -  -0.11
   2004...............  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59      -1.99 -  -0.68

   S&P 500 Index (Class Y Shares)
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09
   2004............... 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -   8.87

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                   For the year ended December 31,
                           -------------------------------- ------------------------------------------------
                                    Accumulation     Net                       Expense            Total
                           Units     Unit Value     Assets   Investment        Ratio**          Return***
                           (000s) Lowest to Highest (000s)  Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2008................... 4,861   $11.73 - 12.65   $51,318     0.72%        1.29 - 2.59%    -26.17 - -25.18%
   2007................... 6,083    15.89 - 16.91    85,755     2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81    98,826     2.40         1.29 - 2.59      11.79 -  13.27
   2005................... 8,176    13.47 - 13.95    94,837     1.72         1.29 - 2.59       5.27 -   6.67
   2004................... 8,876    12.79 - 13.08    95,972     1.74         1.29 - 2.59       7.26 -   8.70

   Utilities (Class Y Shares)
   2008................... 1,834    13.19 - 14.22    15,980     0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65    30,831     1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27    33,317     1.79         1.29 - 2.59      16.93 -  18.48
   2005................... 3,375    14.88 - 15.42    32,047     2.19         1.29 - 2.59      11.40 -  12.88
   2004................... 3,569    13.36 - 13.66    29,343     2.33         1.29 - 2.59      17.17 -  18.73

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --       NA -   NA         --       NA         0.00 - 0.00         NA -  NA
   2007...................   < 1    18.97 - 18.97         6     0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01         7     0.00         1.37 - 1.59      12.89 -  13.14
   2005...................     2    13.93 - 14.38        32     0.00         1.15 - 1.59      11.95 -  12.44
   2004...................     2    12.45 - 12.79        28     0.00         1.15 - 1.59      14.47 -  14.98

   AMT Partners
   2008...................     4     7.76 -  7.76        31     0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57       120     0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40       142     0.67         1.59 - 1.59      10.48 -  10.48
   2005...................    11    13.94 - 13.94       159     0.96         1.59 - 1.59      16.19 -  16.19
   2004...................    12    12.00 - 12.00       140     0.01         1.59 - 1.59      17.10 -  17.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2008................   237   $ 8.17 -  8.22    $ 1,884       3.47%        1.15 - 1.80%    -44.49 - -44.12%
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70
   2004................   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -   8.84

   Oppenheimer Capital Appreciation
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90
   2004................ 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -   5.61

   Oppenheimer Core Bond
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -   4.18

   Oppenheimer Global Securities
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 -  17.68

   Oppenheimer High Income
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -   7.61

   Oppenheimer Main Street
   2008................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -   8.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (t)
   2008.................   135   $12.49 - 12.97    $ 1,741       0.55%        1.25 - 1.65%    -38.85 - -38.60%
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005.................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56
   2004.................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 -  17.94

   Oppenheimer MidCap Fund
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005.................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05
   2004.................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 -  18.41

   Oppenheimer Strategic Bond
   2008.................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007.................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -   7.43

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -   2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 -  38.83

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation (SS)
   2008................ 4,530   $ 7.93 -  8.60    $ 38,313      0.00%        1.29 - 2.69%    -47.13 - -46.36%
   2007................ 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................ 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................ 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51
   2004................ 3,109    12.66 - 12.97      40,076      0.20         1.29 - 2.69       3.75 -   5.24

   Oppenheimer Core Bond (SS)
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02
   2004 (ay)...........    68    10.10 - 10.12         687      0.00         1.29 - 2.09       0.97 -   1.18

   Oppenheimer Global Securities (SS)
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................ 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59
   2004................ 1,671    16.36 - 16.81      27,890      1.06         1.29 - 2.54      17.35 -  63.59

   Oppenheimer High Income (SS)
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................ 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69
   2004................ 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 -  36.05

   Oppenheimer Main Street (SS)
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................ 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38
   2004................ 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -   7.74

--------
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS) (u)
   2008................ 2,004   $11.68 - 12.67    $ 24,922      0.29%        1.29 - 2.59%    -39.61 - -38.80%
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30
   2004................ 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 -  17.64

   Oppenheimer MidCap Fund (SS)
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54
   2004................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 -  17.89

   Oppenheimer Strategic Bond (SS)
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16
   2004................ 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -   7.04

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged) (v)
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57
   2004................   < 1    11.24 - 11.24           2      1.92         1.50 - 1.50       3.98 -   3.98

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   Money Market
   2008............     2   $10.71 - 10.71    $    23       2.32%        1.50 - 1.50%      0.72 -   0.72%
   2007............     2    10.63 - 10.63         25       4.34         1.50 - 1.50       3.30 -   3.30
   2006............     1    10.29 - 10.29          9       4.50         1.50 - 1.50       3.05 -   3.05
   2005............     1     9.99 -  9.99          9       1.89         1.50 - 1.50       1.23 -   1.23
   2004............     2     9.86 -  9.86         18       0.91         1.50 - 1.50      -0.63 -  -0.63

   PIMCO Total Return
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91
   2004............   < 1    11.46 - 11.46          1       1.76         1.50 - 1.50       3.31 -   3.31

   PIMCO VIT Commodity RealReturn Strategy
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ax).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ax).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ax).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ax)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap (w)
   2008...............   < 1   $10.40 - 10.40    $     1       0.00%        1.50 - 1.50%    -42.51 - -42.51%
   2007...............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006...............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005...............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44
   2004...............   < 1    15.15 - 15.15          2       0.04         1.50 - 1.50      16.11 -  16.11

   OpCap Balanced
   2008...............     1     7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007...............     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006...............     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005...............     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20
   2004 (au)..........     1    10.79 - 10.79         10       0.00         1.50 - 1.50       7.94 -   7.94

Investments in the
  Putnam Variable
  Trust Sub-Accounts:
   VT American Government Income
   2008............... 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007............... 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006............... 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005............... 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55
   2004............... 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15       0.45 -   1.84

   VT Capital Appreciation
   2008............... 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007............... 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006............... 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005............... 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02
   2004............... 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15      12.24 -  13.78

   VT Capital Opportunities
   2008...............   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007...............   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006...............   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005...............   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37
   2004...............   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80      16.00 -  17.18

--------
(w)Previously known as OpCap Small Cap
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                     For the year ended December 31,
                        ------------------------------------ ------------------------------------------------
                                  Accumulation                                  Expense            Total
                        Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2008................  2,154   $ 3.17 -  3.54    $  7,383      0.00%        0.80 - 2.15%    -44.52 - -43.75%
   2007................  2,620     5.71 -  6.29      16,059      0.00         0.80 - 2.15       7.93 -   9.43
   2006................  2,971     5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 -  10.18
   2005................  3,413     4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -   6.39
   2004................  4,137     4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -   6.72

   VT Diversified Income
   2008................  3,545     9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007................  4,904    13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006................  5,915    13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005................  6,486    13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23
   2004................  6,968    13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -   8.33

   VT Equity Income
   2008................  1,857    10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007................  2,132    15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006................  2,267    15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005................  2,057    13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66
   2004................  1,611    13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 -  31.03

   VT The George Putnam Fund of Boston
   2008................  9,817     7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007................ 13,315    13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006................ 16,006    13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005................ 19,864    12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17
   2004................ 20,326    11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -   7.34

   VT Global Asset Allocation
   2008................  3,028     8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007................  3,664    12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006................  3,913    12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005................  3,355    10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12
   2004................  2,842    10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -   8.24

   VT Global Equity
   2008................  4,024     4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007................  5,116     7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006................  6,002     7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005................  6,652     5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91
   2004................  7,523     5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 -  12.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2008.............. 25,667  $ 7.91 -  9.11    $183,219       2.19%       0.70 - 2.69%    -40.35 - -39.12%
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005.............. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50
   2004.............. 60,631   11.57 - 14.46     638,184       1.57        0.70 - 2.69       8.12 -  10.34

   VT Growth Opportunities
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005..............  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28
   2004..............  6,236    4.05 -  4.33      26,369       0.00        0.80 - 2.15      -0.44 -   0.93

   VT Health Sciences
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227       0.32        0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355       0.06        0.80 - 2.49      10.39 -  12.29
   2004..............  7,307   11.50 - 11.72      79,846       0.18        0.80 - 2.49       4.46 -   6.27

   VT High Yield
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005..............  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27
   2004..............  7,790   13.13 - 14.24     100,363       7.97        0.80 - 2.59       9.66 -  42.44

   VT Income
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005.............. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54
   2004.............. 16,891   10.53 - 13.00     201,496       4.05        0.80 - 2.59       3.60 -   5.30

   VT International Equity
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005.............. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42
   2004.............. 23,292    8.96 - 14.24     247,472       1.42        0.70 - 2.59      13.19 -  15.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2008..............  2,829  $ 8.02 -  9.52    $ 26,205      1.95%        0.80 - 2.15%    -47.18 - -46.45%
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005..............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19
   2004..............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 -  20.01

   VT International New Opportunities
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005..............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42
   2004..............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 -  12.44

   VT Investors
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006.............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005.............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94
   2004.............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 -  11.74

   VT Mid Cap Value
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005..............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54
   2004..............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 -  14.52

   VT Money Market
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005..............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71
   2004..............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59      -4.24 -  -0.15

   VT New Opportunities
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005.............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12
   2004.............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -   9.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2008..............  8,326  $ 6.11 -  9.51    $ 72,807      1.86%        0.80 - 2.59%    -46.19 - -45.20%
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51
   2004.............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59      14.50 -  62.44

   VT OTC & Emerging Growth
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00
   2004..............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10       6.25 -   7.66

   VT Research
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17
   2004.............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49       4.88 -   6.70

   VT Small Cap Value
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29
   2004..............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30      23.31 -  25.33

   VT Utilities Growth and Income
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02
   2005..............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69       5.66 -   7.71
   2004..............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69      18.33 -  20.63

   VT Vista
   2008..............  4,906    5.66 -  9.29      27,891      0.00          0.80 -2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69       9.14 -  11.25
   2004.............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69      15.42 -  17.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2008............... 19,903  $ 4.47 -  8.33    $115,942      0.00%        0.70 - 2.69%    -38.73 - -37.47%
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005............... 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96
   2004............... 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -   4.30

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth International Equity (ao)
   2007 (aq)(ar)......     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 -  23.06
   2005...............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 -  11.67
   2004...............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 -  43.23
   2003...............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 -  22.67

   RidgeWorth Investment Grade Bond (ap)
   2007 (ar)..........     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -   3.17
   2005...............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -   1.14
   2004...............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -   2.83
   2003...............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -   0.26

   RidgeWorth Large Cap Core Equity (x)
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005...............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78
   2004...............    476   12.64 - 12.81       5,210      1.19         1.29 - 2.19      12.83 -  26.43

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                  For the year ended December 31,
                       ----------------------------------- ---------------------------------------------
                                Accumulation               Investment      Expense            Total
                       Units     Unit Value     Net Assets   Income        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock (y)
   2008...............   546   $ 6.92 -  7.62    $ 6,777      0.25%      1.15 - 2.34%    -42.07 - -41.36%
   2007...............   755    11.80 - 13.15     15,510      0.38       1.15 - 2.34      12.57 -  13.95
   2006............... 1,120    10.35 - 11.68     21,018      0.27       1.15 - 2.34       8.24 -   9.56
   2005............... 1,599     9.45 - 10.79     28,572      0.13       1.15 - 2.34      -3.21 -  -2.03
   2004............... 2,222    11.15 - 11.33     41,879      0.26       1.29 - 2.34       4.26 -   5.38

   RidgeWorth Large Cap Value Equity (z)
   2008...............   534     9.71 - 10.24      7,773      2.09       1.15 - 2.19     -34.26 - -33.56
   2007...............   711    14.61 - 15.57     15,457      1.51       1.15 - 2.19       1.28 -   2.36
   2006............... 1,011    14.27 - 15.37     22,014      1.40       1.15 - 2.19      19.79 -  21.07
   2005............... 1,458    11.79 - 12.83     27,023      1.56       1.15 - 2.19       1.48 -   2.57
   2004............... 1,933    12.65 - 12.82     35,540      1.83       1.29 - 2.19      26.47 -  28.18

   RidgeWorth Mid-Cap Core Equity Fund (aa)
   2008...............   248     7.39 -  9.46      2,606      0.68       1.15 - 2.09     -41.90 - -41.34
   2007...............   331    12.60 - 16.29      5,835      0.22       1.15 - 2.09       2.97 -   3.97
   2006...............   480    12.12 - 15.82      8,465      0.39       1.15 - 2.09       8.41 -   9.46
   2005...............   639    11.07 - 14.59     10,606      0.44       1.15 - 2.09      11.94 -  13.02
   2004...............   822    13.03 - 13.19     12,560      0.83       1.29 - 2.09      15.31 -  30.33

   RidgeWorth Small Cap Value Equity Fund (ab)
   2008...............   239    11.93 - 19.87      3,491      1.63       1.15 - 2.39     -34.74 - -33.91
   2007...............   351    18.28 - 30.07      7,960      0.91       1.15 - 2.39       0.09 -   1.38
   2006...............   439    18.26 - 29.66     10,021      0.45       1.15 - 2.39      13.34 -  14.78
   2005...............   526    16.11 - 25.84     10,668      0.44       1.15 - 2.39      10.63 -  61.15
   2004...............   642    14.81 - 15.00     11,863      0.38       1.29 - 2.14      21.53 -  22.59

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund (ac)
   2008...................   < 1   $ 8.69 -  8.69    $     1      0.04%      1.50 - 1.50%    -42.79 - -42.79%
   2007...................   < 1    15.19 - 15.19          7      0.08       1.50 - 1.50      16.05 -  16.05
   2006...................   < 1    13.09 - 13.09          5      0.00       1.50 - 1.50       4.19 -   4.19
   2005...................   < 1    12.57 - 12.57          4      0.00       1.50 - 1.50      -0.40 -  -0.40
   2004...................   < 1    12.62 - 12.62        < 1      0.00       1.50 - 1.50       7.71 -   7.71

Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)
   2008................... 3,844     5.22 -  7.15     22,578      0.20       0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35 - 14.46     55,126      0.00       0.70 - 2.69      18.61 -  21.05
   2006................... 5,948     8.55 - 12.19     58,189      0.00       0.70 - 2.69       1.31 -   3.38
   2005................... 7,010     8.27 - 12.03     67,276      0.48       0.70 - 2.69      12.61 -  14.90
   2004................... 8,272     7.20 - 10.68     70,049      0.19       0.70 - 2.69       6.83 -   7.02

   Van Kampen UIF Core Plus Fixed Income (ae)
   2008...................    88    10.97 - 12.98        993      4.32       1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45 - 14.62      1,773      3.61       1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03 - 14.03      1,863      3.95       1.15 - 1.85       1.82 -   2.55
   2005...................   175    11.81 - 13.68      2,108      3.18       1.15 - 1.85       2.29 -   3.03
   2004...................   246    11.55 - 13.28      2,892      4.08       1.15 - 1.85       2.44 -   3.17

   Van Kampen UIF Emerging Markets Equity
   2008................... 1,971    10.25 - 15.67     22,242      0.00       0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81 - 36.93     66,623      0.44       0.70 - 2.20      37.38 -  39.47
   2006................... 3,270    17.07 - 25.15     63,047      0.75       0.70 - 2.20      34.17 -  36.19
   2005................... 3,778    12.53 - 20.03     54,052      0.36       0.70 - 2.20      30.95 -  32.92
   2004................... 3,920     9.43 - 14.32     43,013      0.66       0.70 - 2.20      20.41 -  22.26

   Van Kampen UIF Global Value Equity
   2008...................     3     8.10 -  8.42         27      2.54       1.35 - 1.85     -41.26 - -40.96
   2007...................     3    13.78 - 16.90         50      1.97       1.15 - 1.85       4.65 -   5.41
   2006...................     4    13.17 - 16.03         54      1.59       1.15 - 1.85      18.97 -  19.83
   2005...................     4    11.07 - 13.38         47      1.04       1.15 - 1.85       3.88 -   4.62
   2004...................     4    10.66 - 12.79         41      0.73       1.15 - 1.85      11.44 -  12.24

--------
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts
  (continued):
   Van Kampen UIF High Yield
   2008...................      1  $10.60 - 10.60    $      5    10.58%      1.50 - 1.50%    -24.01 - -24.01%
   2007...................      1   13.94 - 13.94           9     8.84       1.50 - 1.50       2.44 -   2.44
   2006...................      1   13.61 - 13.61           9     8.01       1.50 - 1.50       7.00 -   7.00
   2005...................      1   12.72 - 12.72           8     0.76       1.50 - 1.50      -0.45 -  -0.45
   2004...................     27   12.78 - 12.78         351     6.02       1.50 - 1.50       7.84 -   7.84

   Van Kampen UIF International Magnum
   2008...................  2,242    7.82 -  9.33      16,897     3.22       0.70 - 2.20     -45.83 - -45.01
   2007...................  2,797   14.22 - 17.22      38,584     1.49       0.70 - 2.20      12.08 -  13.79
   2006...................  3,317   12.50 - 14.05      40,739     0.09       0.70 - 2.20      22.42 -  24.26
   2005...................  3,465   10.06 - 11.48      34,680     1.20       0.70 - 2.20       8.66 -  10.30
   2004...................  3,705    9.12 - 10.56      34,028     2.75       0.70 - 2.20      14.84 -  16.57

   Van Kampen UIF Mid Cap Growth
   2008...................  1,674    9.53 - 10.20      16,010     0.81       0.70 - 2.30     -47.98 - -47.14
   2007...................  2,085   18.32 - 19.30      38,132     0.00       0.70 - 2.30      19.86 -  21.81
   2006...................  2,642   15.28 - 15.85      40,057     0.00       0.70 - 2.30       6.80 -   8.51
   2005...................  2,911   14.31 - 14.60      41,086     0.00       0.70 - 2.30      14.88 -  16.75
   2004...................  2,992   12.46 - 12.51      36,518     0.00       0.70 - 2.30      18.80 -  20.75

   Van Kampen UIF U.S. Mid Cap Value
   2008...................  5,830    8.64 - 10.61      51,012     0.84       0.70 - 2.69     -42.87 - -41.70
   2007...................  7,726   15.12 - 18.20     116,996     0.68       0.70 - 2.69       4.93 -   7.09
   2006...................  9,904   14.41 - 17.00     141,489     0.28       0.70 - 2.69      17.46 -  19.86
   2005................... 11,514   12.26 - 14.18     138,619     0.31       0.70 - 2.69       9.30 -  11.53
   2004................... 12,988   11.22 - 12.71     141,466     0.02       0.70 - 2.69      12.22 -  13.79

   Van Kampen UIF U.S. Real Estate
   2008...................  1,251   12.21 - 20.57      20,588     3.57       0.70 - 2.30     -39.31 - -38.33
   2007...................  1,726   20.13 - 33.35      46,609     1.16       0.70 - 2.30     -18.97 - -17.65
   2006...................  2,397   24.84 - 40.50      79,513     1.10       0.70 - 2.30      34.92 -  37.09
   2005...................  2,895   18.41 - 29.54      70,733     1.20       0.70 - 2.30      14.37 -  16.24
   2004...................  3,448   16.10 - 25.42      73,302     1.55       0.70 - 2.30      33.26 -  35.44

   Van Kampen UIF Value
   2008...................      9    8.70 - 10.40          86     3.45       1.15 - 2.00     -37.14 - -36.59
   2007...................     17   13.85 - 16.40         252     1.76       1.15 - 2.00      -5.02 -  -4.18
   2006...................     22   14.58 - 17.11         342     1.68       1.15 - 2.00      14.56 -  15.56
   2005...................     26   12.72 - 14.81         347     1.32       1.15 - 2.00       3.37 -  27.24
   2004...................     25   13.72 - 14.33         337     0.95       1.15 - 1.65      15.91 -  16.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2008................... 1,264   $14.92 - 16.19    $ 18,942     7.44%      1.29 - 2.59%    -17.18 - -16.08%
   2007................... 1,611    15.64 - 18.02      28,786     7.28       1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699     8.87       1.29 - 2.59       7.94 -   9.38
   2005................... 1,663    13.61 - 16.11      25,554     7.44       1.29 - 2.59       9.24 -  10.69
   2004................... 1,248    12.03 - 12.30      17,171     7.13       1.29 - 2.59       7.23 -   8.66

   Van Kampen UIF Emerging Markets Equity (Class II)
   2008...................   654    17.78 - 19.16      12,286     0.00       1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679     0.41       1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945     0.75       1.29 - 2.59      33.63 -  35.40
   2005...................   903    23.08 - 23.91      21,348     0.35       1.29 - 2.59      30.31 -  32.05
   2004...................   471    17.71 - 18.10       8,467     0.70       1.29 - 2.59      21.41 -  77.09

   Van Kampen UIF Equity and Income (Class II)
   2008................... 4,556    10.88 - 11.73      47,934     2.44       1.29 - 2.59     -24.69 - -23.68
   2007................... 5,858    13.21 - 14.45      81,721     1.87       1.29 - 2.59       0.67 -   2.02
   2006................... 6,061    14.36 - 15.07      83,763     1.17       1.29 - 2.59       9.67 -  11.13
   2005................... 4,725    13.09 - 13.56      58,796     0.67       1.29 - 2.59       4.61 -   6.00
   2004................... 1,935    12.51 - 12.79      23,296     0.00       1.29 - 2.59       8.63 -  10.08

   Van Kampen UIF Capital Growth (Class II) (af)
   2008...................   921     8.08 -  8.71       7,452     0.00       1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705     0.00       1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809     0.00       1.29 - 2.59       1.13 -   2.48
   2005................... 1,530    12.27 - 13.67      20,355     0.35       1.29 - 2.59      12.50 -  13.99
   2004................... 1,411    12.15 - 12.42      16,668     0.12       1.29 - 2.59       4.65 -   6.04

   Van Kampen UIF Global Franchise (Class II)
   2008................... 5,440    12.75 - 13.74      67,172     1.73       1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171     0.00       1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948     1.43       1.29 - 2.59      18.37 -  19.95
   2005................... 5,284    12.30 - 14.55      74,280     0.00       1.29 - 2.59       9.08 -  10.54
   2004................... 2,482    13.34 - 13.64      32,544     0.15       1.29 - 2.59       9.85 -  11.31

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Int'l Growth Equity (Class II)
   2008...................   502   $ 5.95 -  6.17    $  3,062     0.00%      1.29 - 2.59%    -49.86 - -49.19%
   2007...................   433    11.90 - 12.14       3,062     0.17       1.29 - 2.44      11.46 -  12.78
   2006 (ax)..............   351    10.68 - 10.76       3,765     0.28       1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2008................... 3,170    11.56 - 12.46      27,843     0.70       1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807     0.00       1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627     0.00       1.29 - 2.59       6.32 -   7.73
   2005................... 1,949    17.58 - 18.21      35,035     0.00       1.29 - 2.59      14.27 -  15.79
   2004................... 1,348    15.38 - 15.73      21,019     0.00       1.29 - 2.59      18.33 -  19.91

   Van Kampen UIF Small Company Growth (Class II)
   2008................... 1,011    10.90 - 11.76      11,622     0.00       1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184     0.00       1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591     0.00       1.29 - 2.59      10.40 -  87.42
   2005................... 1,560    17.20 - 17.82      27,468     0.00       1.29 - 2.59       9.97 -  11.43
   2004................... 1,507    15.64 - 15.99      23,918     0.00       1.29 - 2.59      15.87 -  17.41

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2008................... 3,724    11.40 - 12.29      40,747     0.76       1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97      79,806     0.61       1.29 - 2.59       4.94 -   6.35
   2006................... 4,425    14.93 - 19.03      81,291     0.22       1.29 - 2.59      17.51 -  19.07
   2005................... 3,855    12.54 - 16.20      60,801     0.26       1.29 - 2.59       9.25 -  10.71
   2004................... 2,709    14.83 - 15.16      39,035     0.01       1.29 - 2.59      11.56 -  13.05

   Van Kampen UIF U.S. Real Estate (Class II)
   2008................... 3,317    14.05 - 15.33      47,539     2.88       1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472     1.01       1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645     0.96       1.29 - 2.69      33.98 -  35.90
   2005................... 4,154    19.79 - 21.61      87,617     1.15       1.29 - 2.69      13.62 -  15.25
   2004................... 3,417    17.17 - 19.02      62,735     1.60       1.29 - 2.69      34.32 -  90.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                   For the year ended December 31,
                           ------------------------------------ ---------------------------------------------
                                     Accumulation               Investment      Expense            Total
                           Units      Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s)  Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------  ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth (ag)
   2008..................  3,876    $ 3.52 -  5.91    $ 18,810     0.54%      0.70 - 2.30%    -50.15 - -49.34%
   2007..................  4,617      6.96 - 11.85      45,412     0.05       0.70 - 2.30      14.29 -  16.14
   2006..................  6,027      5.99 - 10.37      51,748     0.00       0.70 - 2.30       0.52 -   2.14
   2005..................  7,916      5.86 - 10.32      68,990     0.26       0.70 - 2.30       5.46 -   7.18
   2004..................  9,614      5.47 -  9.78      81,916     0.00       0.70 - 2.30       4.57 -   6.29

   LIT Comstock
   2008..................  4,331      8.31 -  9.16      38,125     2.68       0.70 - 2.30     -37.14 - -36.12
   2007..................  5,664     13.22 - 14.35      78,670     1.97       0.70 - 2.30      -4.28 -  -2.73
   2006..................  7,391     13.81 - 14.75     106,183     1.48       0.70 - 2.30      13.64 -  15.47
   2005..................  9,041     12.15 - 12.77     113,319     1.22       0.70 - 2.30       1.98 -   3.64
   2004..................  8,736     11.92 - 12.32     106,501     0.86       0.70 - 2.30      15.05 -  16.94

   LIT Government
   2008..................     96     11.91 - 12.24       1,172     4.61       1.25 - 1.65       0.14 -   0.55
   2007..................    116     11.90 - 12.17       1,405     4.92       1.25 - 1.65       5.57 -   5.99
   2006..................    142     11.27 - 11.48       1,626     4.33       1.25 - 1.65       1.65 -   2.06
   2005..................    146     11.09 - 11.25       1,637     4.21       1.25 - 1.65       1.85 -   2.25
   2004..................    182     10.88 - 11.00       1,997     4.50       1.25 - 1.65       2.46 -   2.87

   LIT Money Market
   2008..................    319     11.27 - 11.70       3,685     2.12       1.25 - 1.65       0.35 -   0.75
   2007..................    294     11.23 - 11.62       3,380     4.78       1.25 - 1.65       2.99 -   3.41
   2006..................    263     10.91 - 11.23       2,931     4.04       1.25 - 1.65       2.72 -   3.13
   2005..................    273     10.62 - 10.89       2,961     2.70       1.25 - 1.65       1.01 -   1.41
   2004..................    231     10.51 - 10.74       2,480     0.85       1.25 - 1.65      -0.85 -  -0.45

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II) (ah)
   2008................... 4,416      7.21 -  7.78      26,105     0.20       1.29 - 2.59     -50.44 - -49.77
   2007................... 5,416     14.55 - 15.43      63,457     0.00       1.29 - 2.59      13.61 -  15.13
   2006................... 6,472     12.81 - 13.45      65,542     0.00       1.29 - 2.59      -0.03 -   1.30
   2005................... 6,958     12.81 - 13.23      68,765     0.01       1.29 - 2.59       4.86 -   6.25
   2004................... 7,134     12.22 - 12.45      63,974     0.00       1.29 - 2.59       4.01 -   5.40

--------
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                  For the year ended December 31,
                        ----------------------------------- ---------------------------------------------
                                 Accumulation               Investment      Expense            Total
                        Units     Unit Value     Net Assets   Income        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Comstock (Class II)
   2008................ 16,334  $ 9.69 - 10.44    $149,246     2.38%      1.29 - 2.59%    -37.47 - -36.63%
   2007................ 20,553   12.90 - 15.49     297,888     1.71       1.29 - 2.59      -4.87 -  -3.60
   2006................ 23,656   16.28 - 17.09     356,769     1.25       1.29 - 2.59      13.05 -  14.55
   2005................ 23,945   14.40 - 14.92     317,128     0.87       1.29 - 2.59       1.42 -   2.77
   2004................ 18,304   14.20 - 14.52     236,274     0.67       1.29 - 2.59      14.39 -  15.91

   LIT Growth and Income (Class II)
   2008................  7,078   11.64 - 12.71      84,837     1.92       1.29 - 2.69     -34.04 - -33.09
   2007................  8,749   17.56 - 17.65     157,176     1.44       1.29 - 2.69      -0.25 -   1.19
   2006................  9,672   17.69 - 17.35     171,902     0.97       1.29 - 2.69      12.86 -  14.48
   2005................  9,458   15.68 - 16.39     147,128     0.78       1.29 - 2.69       6.78 -   8.31
   2004................  7,527   14.68 - 15.14     108,454     0.64       1.29 - 2.69      11.05 -  12.65

   LIT Mid Cap Growth (Class II) (ai)
   2008................  1,132    7.94 -  9.36       9,250     0.00       0.70 - 2.59     -48.22 - -47.21
   2007................  1,353   15.03 - 18.08      21,082     0.00       0.70 - 2.59      14.54 -  16.78
   2006................  1,638   12.23 - 12.87      21,980     0.00       0.70 - 2.59       2.21 -   4.19
   2005................  1,821   11.97 - 12.36      23,587     0.00       0.70 - 2.59       8.24 -  10.34
   2004................  1,774   11.20 - 14.27      21,143     0.00       0.70 - 2.59      11.92 -  11.97

   LIT Money Market (Class II)
   2008................  3,348   10.00 - 10.69      35,231     1.92       1.29 - 2.59      -0.85 -   0.48
   2007................  3,118   10.09 - 10.64      32,788     4.79       1.29 - 2.59       1.74 -   3.10
   2006................  3,035    9.92 - 10.32      31,042     3.94       1.29 - 2.59       1.48 -   2.83
   2005................  3,045    9.77 - 10.04      30,362     2.48       1.29 - 2.59      -0.22 -   1.11
   2004................  1,784    9.79 -  9.93      17,650     0.72       1.29 - 2.59      -2.06 -  -0.75

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                    ----------------------------------------
($ IN MILLIONS)                                                                        2008           2007           2006
                                                                                    ----------     ----------     ----------
REVENUES
Premiums (net of reinsurance ceded of $534, $625 and $617)                         $      585     $      502     $      576
Contract charges (net of reinsurance ceded of $340, $315 and $170)                        911            942          1,009
Net investment income                                                                   3,720          4,205          4,057
Realized capital gains and losses                                                      (3,052)          (197)           (79)
                                                                                    ----------     ----------     ----------

                                                                                        2,164          5,452          5,563

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $1,099, $646 and $548)              1,397          1,364          1,372
Interest credited to contractholder funds (net of reinsurance recoveries
   of $43, $47 and $41)                                                                 2,356          2,628          2,543
Amortization of deferred policy acquisition costs                                         643            518            538
Operating costs and expenses                                                              400            340            398
                                                                                    ----------     ----------     ----------
                                                                                        4,796          4,850          4,851

Loss on disposition of operations                                                          (4)           (10)           (88)
                                                                                    ----------     ----------     ----------

(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                (2,636)           592            624
                                                                                    ----------     ----------     ----------

Income tax (benefit) expense                                                             (946)           180            196
                                                                                    ----------     ----------     ----------

NET (LOSS) INCOME                                                                      (1,690)           412            428
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                            (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                                    (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

COMPREHENSIVE (LOSS) INCOME                                                        $   (3,943)    $        3     $      165
                                                                                    ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
                                                                                        2008           2007
                                                                                     ----------     ----------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)
ASSETS
Investments
    Fixed income securities, at fair value (amortized cost $49,136 and $58,020)     $   42,446     $   58,469
    Mortgage loans                                                                      10,012          9,901
    Equity securities, at fair value (cost $106 and $102)                                   82            102
    Limited partnership interests                                                        1,187            994
    Short-term, at fair value (amortized cost $3,855 and $386)                           3,858            386
    Policy loans                                                                           813            770
    Other                                                                                1,374          1,792
                                                                                     ----------     ----------
   Total investments                                                                    59,772         72,414

Cash                                                                                        93            185
Deferred policy acquisition costs                                                        6,701          3,905
Reinsurance recoverables                                                                 3,923          3,410
Accrued investment income                                                                  542            652
Deferred income taxes                                                                    1,382             --
Other assets                                                                             1,294            622
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL ASSETS                                                                     $   81,946     $   96,117
                                                                                     ==========     ==========

LIABILITIES
Contractholder funds                                                                $   56,780     $   60,464
Reserve for life-contingent contract benefits                                           12,256         12,598
Unearned premiums                                                                           32             33
Payable to affiliates, net                                                                 142            206
Other liabilities and accrued expenses                                                   1,638          2,823
Deferred income taxes                                                                       --            101
Surplus notes due to related parties                                                       650            200
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL LIABILITIES                                                                    79,737         91,354
                                                                                     ----------     ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Common stock, $227 par value, 23,800 shares authorized and outstanding                       5              5
Additional capital paid-in                                                               2,475          1,108
Retained income                                                                          2,066          3,734
Accumulated other comprehensive loss:
    Unrealized net capital gains and losses                                             (2,337)           (84)
                                                                                     ----------     ----------
   Total accumulated other comprehensive loss                                           (2,337)           (84)
                                                                                     ----------     ----------
   TOTAL SHAREHOLDER'S EQUITY                                                            2,209          4,763
                                                                                     ----------     ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $   81,946     $   96,117
                                                                                     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                          $       --     $        5     $        5
Redemption of stock                                                                         --             (5)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                        --             --              5
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES B                                                       --             --             --
                                                                                     ----------     ----------     ----------
COMMON STOCK                                                                                 5              5              5
                                                                                     ----------     ----------     ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                               1,108          1,108          1,108
Capital contributions                                                                    1,349             --             --
Gain on reinsurance transaction with affiliate (see Note 5)                                 18             --             --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,475          1,108          1,108
                                                                                     ----------     ----------     ----------
RETAINED INCOME
Balance, beginning of year                                                               3,734          4,055          4,302
Net (loss) income                                                                       (1,690)           412            428
Gain on purchase of investments from AIC (see Note 5)                                       22             --             --
Dividends                                                                                   --           (725)          (675)
Cumulative effect of a change in accounting principle                                       --             (8)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,066          3,734          4,055
                                                                                     ----------     ----------     ----------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                                                 (84)           325            588
Change in unrealized net capital gains and losses                                       (2,253)          (409)          (263)
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                    (2,337)           (84)           325
                                                                                     ----------     ----------     ----------
TOTAL SHAREHOLDER'S EQUITY                                                          $    2,209     $    4,763     $    5,498
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                                   $   (1,690)    $      412     $      428
    Adjustments to reconcile net (loss) income to net cash provided by operating activities:
      Amortization and other non-cash items                                               (423)          (289)          (280)
      Realized capital gains and losses                                                  3,052            197             79
      Loss on disposition of operations                                                      4             10             88
      Interest credited to contractholder funds                                          2,356          2,628          2,543
      Changes in:
        Policy benefit and other insurance reserves                                       (446)          (290)          (199)
        Unearned premiums                                                                   (2)            (1)            (1)
        Deferred policy acquisition costs                                                   47            (29)          (205)
        Reinsurance recoverables                                                          (167)          (276)          (218)
        Income taxes                                                                      (828)           112           (122)
        Other operating assets and liabilities                                              --            104             93
                                                                                     ----------     ----------     ----------
           Net cash provided by operating activities                                     1,903          2,578          2,206
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
    Fixed income securities                                                             11,083         11,222         12,290
    Equity securities                                                                      131             73             23
    Limited partnership interests                                                          100            181            114
    Mortgage loans                                                                         248             --             --
    Other investments                                                                      135            156            265
Investment collections:
    Fixed income securities                                                              2,530          2,981          2,727
    Mortgage loans                                                                         800          1,506          1,618
    Other investments                                                                       95            383            447
Investment purchases:
    Fixed income securities                                                             (6,498)       (12,096)       (16,246)
    Equity securities                                                                     (133)          (101)          (282)
    Limited partnership interests                                                         (410)          (673)           (22)
    Mortgage loans                                                                      (1,115)        (2,637)        (2,159)
    Other investments                                                                     (120)          (693)          (754)
Change in short-term investments, net                                                   (4,529)            31            362
Change in other investments, net                                                          (359)            30              9
Disposition of operations                                                                   (3)            (5)          (826)
                                                                                     ----------     ----------     ----------
        Net cash provided by (used in) investing activities                              1,955            358         (2,434)
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties                                               800             --             --
Capital contributions                                                                      607             --             --
Note payable to parent                                                                      --           (500)           500
Redemption of redeemable preferred stock                                                    --            (11)           (26)
Contractholder fund deposits                                                             9,253          7,948          9,546
Contractholder fund withdrawals                                                        (14,610)        (9,736)        (8,998)
Dividends paid                                                                              --           (725)          (675)
                                                                                     ----------     ----------     ----------
        Net cash (used in) provided by financing activities                             (3,950)        (3,024)           347
                                                                                     ----------     ----------     ----------
NET (DECREASE) INCREASE IN CASH                                                            (92)           (88)           119
CASH AT BEGINNING OF YEAR                                                                  185            273            154
                                                                                     ----------     ----------     ----------
CASH AT END OF YEAR                                                                 $       93     $      185     $      273
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

            ($ IN MILLIONS)                                           2008           2007           2006
                                                                   ----------     ----------     ----------
            PREMIUMS
              Traditional life insurance (1)                      $      368     $      260     $      257
              Immediate annuities with life contingencies                132            204            278
              Accident, health and other                                  85             38             41
                                                                   ----------     ----------     ----------
                 TOTAL PREMIUMS                                          585            502            576

            CONTRACT CHARGES
              Interest-sensitive life insurance (1)                      855            862            797
              Fixed annuities                                             55             79             73
              Variable annuities                                           1              1            139
                                                                   ----------     ----------     ----------
                TOTAL CONTRACT CHARGES                                   911            942          1,009
                                                                   ----------     ----------     ----------
                    TOTAL PREMIUMS AND CONTRACT CHARGES           $    1,496     $    1,444     $    1,585
                                                                   ==========     ==========     ==========

            ----------
            (1) Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007 and 2006, these ceded reinsurance premiums were $90 million and $53 million, respectively.

     The Company, through several subsidiaries, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2008, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), financial service firms, such as banks and broker-dealers, and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets or equity-like investments.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI"), and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows. Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or an interest rate step-up feature which is intended to incent the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $1.36 billion and $2.67 billion at December 31, 2008 and 2007, respectively.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities, securities sold under agreements to repurchase and collateral received from counterparties related to derivative transactions, the Company records an offsetting liability in other liabilities and accrued expenses or other investments for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on beneficial interests in securitized financial assets not of high credit quality is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities, mortgage loans and bank loans that are in default or when receipt of interest payments is in doubt. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is primarily on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other than temporary including when the Company cannot assert a positive intent to hold an impaired security until recovery (see Note
6). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Consolidated Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

          a) Quoted prices for similar assets or liabilities in active markets;
          b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Certain financial assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

   - FIXED INCOME SECURITIES: U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - EQUITY SECURITIES: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

     U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     PREFERRED STOCK; MORTGAGE-BACKED SECURITIES ("MBS"); FOREIGN GOVERNMENT; ASSET-BACKED SECURITIES ("ABS") - CREDIT CARD: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - EQUITY SECURITIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

   - OTHER INVESTMENTS: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

     Over-the-counter ("OTC") derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

LEVEL 3 MEASUREMENTS

   - FIXED INCOME SECURITIES:

       CORPORATE: Valued based on non-binding broker quotes and are categorized as Level 3.

       CORPORATE PRIVATELY PLACED: Valued based on non-binding broker quotes and models that are widely accepted in the financial services industry and use internally assigned credit ratings as inputs and instrument specific inputs. Instrument specific inputs used in internal fair value determinations include coupon rate, coupon type, weighted average life, sector of the issuer and call provisions. Privately placed securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The internally modeled securities are valued based on internal ratings, which are not observable in the market. Multiple internal ratings comprise a National Association of Insurance Commissioners ("NAIC") rating category and when used in the internal model provide a more refined determination of fair value. The Company's internal ratings are primarily consistent with the NAIC ratings which are generally updated annually.

       MUNICIPAL: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and require projections of future cash flows that are not market-observable, and are categorized as Level 3 as a result of the significance of non-market observable inputs.

       ABS RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ABS RMBS"); ALT-A RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ALT-A"): ABS RMBS and Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       fair value measurements. Certain ABS RMBS and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS RMBS and Alt-A are categorized as Level 3.

       OTHER COLLATERALIZED DEBT OBLIGATIONS ("CDO"); ABS COLLATERALIZED DEBT OBLIGATIONS ("ABS CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all collateralized loan obligations ("CLO"), ABS CDO, and synthetic collateralized debt obligations are categorized as Level 3.

       CMBS; COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS ("CRE CDO"):
       CRE CDO, which are reported as CMBS, and other CMBS, are either valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       ABS - CREDIT CARD, AUTO AND STUDENT LOANS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, they are categorized as Level 3.

   - OTHER INVESTMENTS: Certain free-standing OTC derivatives, such as caps, floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Inputs include non-market observable inputs such as volatility assumptions that are significant to the valuation of the instruments.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A NON-RECURRING BASIS

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources. At December 31, 2008, mortgage loans, limited partnership interests and other investments with a fair value of $244 million were included in the fair value hierarchy in Level 3, since they were subject to remeasurement at fair value at December 31, 2008.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $4 million, $13 million and $7 million in 2008, 2007 and 2006, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability, or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity options and futures, financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts and credit default swaps.

     In addition to the use of credit default swaps for credit risk management strategies, the Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period. The rate of amortization during this term is matched to the recognition pattern of total gross profits.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses and hedges, if applicable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized capital gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing life or investment contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $19 million and $21 million at December 31, 2008 and 2007, respectively. Amortization expense on the present value of future profits was $5 million, $5 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2008 and 2007. The Company annually evaluates goodwill for impairment using both a discounted cash flow analysis and a trading multiple analysis, which are widely accepted valuation techniques to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2008 or 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, differences in tax bases of investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business is reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 109,
  WRITTEN LOAN COMMITMENTS THAT ARE RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption was not permitted. The adoption of SAB 109 did not have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note 7).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The adoption of FSP FIN 39-1 did not have a material impact on the Company's results of operations or financial position.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the related staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
  MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

FSP NO. FAS 133-1 AND FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN
  GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161 ("FSP FAS 133-1 AND FIN 45-4")

     In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, which amends SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

both enhance and synchronize the disclosure requirements of the two statements with respect to the potential for adverse effects of changes in credit risk on the financial statements of the sellers of credit derivatives and certain guarantees. SFAS No. 133 was amended to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. FIN 45 was amended to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The FSP clarifies the FASB's intent that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. The provisions of this FASB staff position that amend SFAS No. 133 and FIN 45 are effective for reporting periods ending after November 15, 2008, and the provisions that clarify the effective date SFAS No. 161 are effective upon the adoption of that statement; therefore, the disclosure requirements, which have no impact to the Company's results of operations or financial position, were adopted at December 31, 2008.

FSP NO. EITF 99-20-1, AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF ISSUE NO.
  99-20 ("FSP EITF 99-20-1")

     In January 2009, the FASB issued FSP EITF 99-20-1, which amends FASB Emerging Issues Task Force ("EITF") No. 99-20 "Recognition of Interest Income and Impairment on Purchased Beneficial Interest and Beneficial Interests That Continue to Be Held by a Transferor or in Securitized Financial Assets," ("EITF 99-20"), to align the impairment guidance in EITF 99-20 with the impairment guidance and related implementation guidance in SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities". The provisions of this FASB staff position are effective for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS No. 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the Consolidated Statements of Operations and Comprehensive Income. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, SFAS No. 160 requires a parent to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption of SFAS No. 160 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
  AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore implementation will not impact the Company's results of operations or financial position.

3. DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed-return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.57 billion and $1.26 billion as of December 31, 2008 and 2007, respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

those related to benefit guarantees, in accordance with the provisions of SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period which ended May 2008, the Company continued to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and service the reinsured business while Prudential prepared for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $79 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $5 million, $6 million and $(61) million, after-tax during 2008, 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million, $5 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $7.53 billion and $13.76 billion as of December 31, 2008 and 2007, respectively. Separate account balances totaling approximately $711 million and $1.17 billion at December 31, 2008 and 2007, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities and limited partnerships, totaled $17 million, $72 million and $39 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $320 million, $1.75 billion and $1.94 billion at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for OTC derivatives were $20 million, $72 million and $357 million at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses or other investments. Consistent with our adoption of FSP FIN 39-1 in 2008, the $20 million of obligations to return cash collateral as of December 31, 2008 are netted against derivative positions and reported in other liabilities and accrued expenses.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:


     ($ IN MILLIONS)                                         2008       2007       2006
                                                          ----------  ----------  ---------
     NET CHANGE IN PROCEEDS MANAGED
     Net change in fixed income securities               $     348   $      34   $     96
     Net change in short-term investments                    1,129         443       (159)
                                                          ----------  ----------  ---------
          Operating cash flow provided (used)            $   1,477   $     477   $    (63)
                                                          ==========  ==========  =========

     NET CHANGE IN LIABILITIES
     Liabilities for collateral and security repurchase,
      beginning of year                                  $  (1,817)  $  (2,294)  $ (2,231)
     Liabilities for collateral and security repurchase,
      end of year                                             (340)     (1,817)    (2,294)
                                                          ----------  ----------  ---------
          Operating cash flow (used) provided            $  (1,477)  $    (477)  $     63
                                                          ==========  ==========  =========

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $467 million, $477 million and $494 million in 2008, 2007 and 2006, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $73 million, $74 million and $72 million of structured settlement annuities, a type of immediate annuity, in 2008, 2007 and 2006, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $12 million, $11 million and $10 million relate to structured settlement annuities with life contingencies and are included in premium income for 2008, 2007 and 2006, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.85 billion and $4.89 billion at December 31, 2008 and 2007, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

agencies. For these services, the Company incurred $19 million, $27 million and $44 million of commission and other distribution expenses for the years ending December 31, 2008, 2007 and 2006, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

  Surplus notes due to related parties outstanding at December 31 consisted of the following:


              ($ IN MILLIONS)                                2008           2007
                                                         ------------   ------------
              5.06% Surplus Notes (1), due 2035         $        100   $        100
              6.18% Surplus Notes (1), due 2036                  100            100
              5.93% Surplus Notes (1), due 2038                   50             --
              7.00% Surplus Notes (1), due 2028                  400             --
                                                         ------------   ------------
               Surplus notes due to related parties     $        650   $        200
                                                         ============   ============

              ----------
              (1) No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority (see Note 5). The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2008 and 2007 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $5 million each year of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $5 million in each year.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $6 million, $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $6 million, $6 million and $3 million, respectively.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $2 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, the Company recorded net investment income on the note due from Kennett of $1 million.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. This surplus note is included as a component of surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $3 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

REDEEMABLE PREFERRED STOCK

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million were incurred and paid during 2006, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. All remaining redeemable preferred stock was redeemed in 2007.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     Effective May 8, 2008, the Company, AIC and the Corporation entered into a one-year Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") replacing the Intercompany Liquidity Agreement between the Company and AIC, dated January 1, 2008. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

INVESTMENT PURCHASES

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. Discretionary capital contributions made by AIC outside of the terms of this agreement, including the $349 million contribution made in June 2008, the $600 million contribution made in November 2008 and the forgiveness of the $400 million surplus note in December 2008, do not reduce AIC's $1 billion obligation. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2008, no capital had been provided by AIC under this agreement.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

FAIR VALUES

       The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                GROSS UNREALIZED
  ($ IN MILLIONS)                            AMORTIZED    ---------------------------      FAIR
                                               COST           GAINS         LOSSES         VALUE
                                           ------------   ------------   ------------   ------------
  AT DECEMBER 31, 2008
  U.S. government and agencies            $      2,792   $        895   $        --    $      3,687
  Municipal                                      3,976             28          (696)          3,308
  Corporate                                     27,416            408        (3,555)         24,269
  Foreign government                             1,652            513           (65)          2,100
  Mortgage-backed securities                     2,923             59          (263)          2,719
  Commercial mortgage-backed securities          5,712             10        (1,992)          3,730
  Asset-backed securities                        4,649              8        (2,034)          2,623
  Redeemable preferred stock                        16             --            (6)             10
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     49,136   $      1,921   $    (8,611)   $     42,446
                                           ============   ============   ============   ============

  AT DECEMBER 31, 2007
  U.S. government and agencies            $      2,848   $        880   $        --    $      3,728
  Municipal                                      4,235            115           (39)          4,311
  Corporate                                     31,624            757          (646)         31,735
  Foreign government                             1,814            374            (3)          2,185
  Mortgage-backed securities                     3,499             37           (46)          3,490
  Commercial mortgage-backed securities          7,698             76          (386)          7,388
  Asset-backed securities                        6,273             20          (690)          5,603
  Redeemable preferred stock                        29              1            (1)             29
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     58,020   $      2,260   $    (1,811)   $     58,469
                                           ============   ============   ============   ============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2008:


                                                          AMORTIZED         FAIR
             ($ IN MILLIONS)                                 COST           VALUE
                                                         ------------   ------------
             Due in one year or less                    $      2,156   $      2,154
             Due after one year through two years              2,118          2,017
             Due after two years through three years           2,649          2,507
             Due after three years through four years          2,868          2,707
             Due after four years through five years           2,895          2,652
             Due after five years through ten years           10,855         10,448
             Due after ten years                              18,023         14,619
                                                         ------------   ------------
                                                              41,564         37,104
             Mortgage- and asset-backed securities             7,572          5,342
                                                         ------------   ------------
                  Total                                 $     49,136   $     42,446
                                                         ============   ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk. Periodic interest receipts on fixed income securities represent a substantial additional source of cash flow over the years presented, but are not included in the contractual maturities table above.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $      3,112  $      3,589  $      3,505
          Mortgage loans                                    580           552           508
          Equity securities                                   7             4             2
          Limited partnership interests                      29            87            42
          Other investments                                 121           243           257
                                                    ------------  ------------  ------------
            Investment income, before expense             3,849         4,475         4,314
            Investment expense                             (129)         (270)         (257)
                                                    ------------  ------------  ------------
               Net investment income               $      3,720  $      4,205  $      4,057
                                                    ============  ============  ============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $     (2,004) $       (172) $       (157)
          Equity securities                                 (29)            6             2
          Limited partnership interests                     (76)           34             2
          Derivatives                                      (815)          (57)           31
          Other                                            (128)           (8)           43
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Sales (1)                                $        184  $         70  $        (29)
          Impairment write-downs (2)                     (1,227)         (118)          (21)
          Change in intent write-downs (1) (3)           (1,207)          (92)          (60)
          Valuation of derivative instruments              (985)          (63)          (17)
          EMA LP income (4)                                 (14)           --            --
          Settlement of derivative instruments              197             6            48
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

----------
         (1) To conform to the current year presentation, certain amounts in the prior years have been reclassified.

         (2) Impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where we could not reasonably assert that the recovery period would be temporary.

         (3) Change in intent write-downs reflects instances where we cannot assert a positive intent to hold until recovery.

         (4) Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting is reported in realized capital gains and losses.

     Gross gains of $579 million, $131 million and $102 million and gross losses of $380 million, $186 million and $231 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2008
Fixed income securities                               $    42,446  $     1,921  $   (8,611)   $          (6,690)
Equity securities                                              82            1         (25)                 (24)
Short-term investments                                      3,858            4          (1)                   3
Derivative instruments (1)                                     16           23          (9)                  14
                                                                                               ------------------
  Unrealized net capital gains and losses, pre-tax                                                       (6,697)

Amounts recognized for:
  Insurance reserves (2)                                                                                   (378)
  DAC and DSI (3)                                                                                         3,493
                                                                                               ------------------
    Amounts recognized                                                                                    3,115
Deferred income taxes                                                                                     1,245
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $          (2,337)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

(2) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although we evaluate premium deficiencies on the combined performance of our life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(3) The DAC and DSI adjustment represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2007
Fixed income securities                               $   58,469   $     2,260  $   (1,811)   $             449
Equity securities                                            102             5          (5)                  --
Derivative instruments (1)                                   (32)           --         (32)                 (32)
                                                                                               ------------------
   Unrealized net capital gains and losses, pre-tax                                                         417

Amounts recognized for:
   Insurance reserves                                                                                    (1,059)
   DAC and DSI                                                                                              513
                                                                                               ------------------
     Amounts recognized                                                                                    (546)
Deferred income taxes                                                                                        45
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $             (84)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $(9) million classified as assets and $23 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:


        ($ IN MILLIONS)                                   2008          2007        2006
                                                       -----------  -----------  -----------
        Fixed income securities                       $   (7,139)  $   (1,139)  $     (672)
        Equity securities                                    (24)         (11)           6
        Short-term investments                                 3           --           --
        Derivative instruments                                46          (16)         (10)
                                                       -----------  -----------  -----------
          Total                                           (7,114)      (1,166)        (676)

        Amounts recognized for:
          Insurance reserves                                 681           70          214
          DAC and DSI                                      2,980          467           58
                                                       -----------  -----------  -----------
           Increase in amounts recognized                  3,661          537          272
        Deferred income taxes                              1,200          220          141
                                                       -----------  -----------  -----------
        Change in unrealized net capital gains
          and losses                                  $   (2,253)  $     (409)  $     (263)
                                                       ===========  ===========  ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.


($ IN MILLIONS)                                   LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                          ---------------------------------  ------------------------------------    TOTAL
                                           NUMBER       FAIR    UNREALIZED    NUMBER        FAIR      UNREALIZED   UNREALIZED
                                          OF ISSUES    VALUE      LOSSES     OF ISSUES      VALUE       LOSSES       LOSSES
                                          ---------   --------  -----------  ----------  -----------  -----------  -----------
AT DECEMBER 31, 2008
Fixed income securities
 Municipal                                     400   $  2,460  $     (653)          26  $       199  $      (43)  $     (696)
 Corporate                                   1,282     12,781      (1,779)         446        4,344      (1,776)      (3,555)
 Foreign government                             43        304         (53)           2           13         (12)         (65)
 MBS                                           129        724        (142)          57          233        (121)        (263)
 CMBS                                          289      2,646        (786)         176          901      (1,206)      (1,992)
 ABS                                           141        778        (251)         335        1,666      (1,783)      (2,034)
 Redeemable preferred stock                      3          9          (6)          --           --          --           (6)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287     19,702      (3,670)       1,042        7,356      (4,941)      (8,611)

Equity securities                               39         55         (25)          --           --          --          (25)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              2,326   $ 19,757  $   (3,695)       1,042  $     7,356  $   (4,941)  $   (8,636)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     2,104   $ 18,791  $   (3,343)         906  $     6,757  $   (4,481)  $   (7,824)
Below investment grade fixed income
     securities                                183        911        (327)         136          599        (460)        (787)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287   $ 19,702  $   (3,670)       1,042  $     7,356  $   (4,941)  $   (8,611)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
AT DECEMBER 31, 2007
Fixed income securities
 Municipal                                     132   $    826  $      (30)          24  $       134  $       (9)  $      (39)
 Corporate                                     812      9,437        (474)         322        3,744        (172)        (646)
 Foreign government                             19        167          (3)           1            1          --           (3)
 MBS                                           122      1,145         (31)         433          686         (15)         (46)
 CMBS                                          306      3,074        (345)         133        1,137         (41)        (386)
 ABS                                           438      4,307        (648)          60          510         (42)        (690)
 Redeemable preferred stock                      1         13          (1)          --           --          --           (1)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830     18,969      (1,532)         973        6,212        (279)      (1,811)

Equity securities                                9         64          (5)          --           --          --           (5)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              1,839   $ 19,033  $   (1,537)         973  $     6,212  $     (279)  $   (1,816)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     1,629   $ 17,675  $   (1,396)         929  $     5,882  $     (247)  $   (1,643)
Below investment grade fixed income
  securities                                   201      1,294        (136)          44          330         (32)        (168)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830   $ 18,969  $   (1,532)         973  $     6,212  $     (279)  $   (1,811)
                                          =========   ========   ==========   =========   ==========   ==========   ==========

     As of December 31, 2008, $1.71 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.71 billion, $1.63 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2008, the remaining $6.93 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $6.93 billion, $705 million are related to below investment grade fixed income securities and $22 million are related to equity securities. Of these

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amounts, $13 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2008. Unrealized losses on below investment grade securities are principally related to rising interest rates or changes in credit spreads. Unrealized losses on equity securities are primarily related to equity market fluctuations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $6.93 billion of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2008 and 2007, equity method limited partnership interests totaled $627 million and $485 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2008 and 2007, the Company had write-downs of $13 million and $9 million, respectively, related to equity method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2008 and 2007, the carrying value for cost method limited partnership interests was $560 million and $509 million, respectively, which primarily included limited partnership interests in fund investments. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2008, 2007 and 2006 the Company had write-downs of $53 million, $0.3 million and $0.1 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2008 and 2007 was $159 million and $2 million, respectively. Valuation allowances of $3 million were held at December 31, 2008 reflecting a charge to operations related to impaired mortgage loans. No valuation allowances were held at December 31, 2007 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007 or 2006. Realized capital losses due to changes in intent to hold mortgage loans to maturity totaled $73 million and $28 million for the years ended December 31, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $6 million, $0.2 million and $0.4 million during 2008, 2007 and 2006, respectively. The average balance of impaired loans was $43 million, $3 million and $5 million in 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2008           2007
                                                             ----------     ---------
        California                                                18.3 %        19.7 %
        Delaware                                                   9.3           8.1
        Texas                                                      8.9           9.0
        New York                                                   8.9           9.5
        New Jersey                                                 7.2           7.1
        Virginia                                                   6.0           4.7
        Oregon                                                     5.3           5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008          2007
                                                             ----------     ----------
      California                                                  21.0 %         22.7 %
      Illinois                                                     9.0            8.7
      Texas                                                        7.0            7.3
      Pennsylvania                                                 6.2            5.5
      New Jersey                                                   6.1            5.5
      New York                                                     5.8            5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008           2007
                                                             ----------     ---------
      Office buildings                                            32.5 %        35.3 %
      Retail                                                      24.5          23.1
      Warehouse                                                   22.6          21.3
      Apartment complex                                           15.5          15.8
      Other                                                        4.9           4.5
                                                             ----------     ---------
           Total                                                 100.0 %       100.0 %
                                                             ==========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2008 for loans that were not in foreclosure are as follows:

                                                 NUMBER        CARRYING
                          ($ IN MILLIONS)       OF LOANS        VALUE         PERCENT
                                              ------------   ------------   ----------
                          2009                         81   $        746          7.5 %
                          2010                         94          1,182         11.8
                          2011                        106          1,434         14.3
                          2012                        106          1,321         13.2
                          2013                         82            780          7.8
                          Thereafter                  445          4,549         45.4
                                              ------------   ------------   ----------
                            Total                     914   $     10,012        100.0 %
                                              ============   ============   ==========

     In 2008, $423 million of commercial mortgage loans were contractually due. Of these, 79% were paid as due, 2% were refinanced at prevailing market terms and 18% were extended generally for less than one year. 1% was in the process of foreclosure, and none were foreclosed or in the process of refinancing or restructuring discussions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONCENTRATION OF CREDIT RISK

     At December 31, 2008, other than U.S. government and agencies, the Company's exposure to credit concentration risk to a single issuer and its affiliaties of greater than 10% of shareholder's equity includes the following:


          ($ IN MILLIONS)                                                 PERCENTAGE OF         PERCENTAGE OF
                                                         CARRYING         STOCKHOLDER'S             TOTAL
                                                           VALUE              EQUITY             INVESTMENTS
                                                      ---------------   ------------------   -------------------
          Federal Home Loan Mortgage Corporation
            ("Freddie Mac")
               Fixed income securities               $           61
               Mortgage loans                                    30
               Short-term investments                           199
                                                      ---------------
                 Total Freddie Mac                   $          290             13.1%                  0.5%
                                                      ===============

          Bank of America Corporation
               Fixed income securities               $          283
               Equity securities                                  7
               Derivative instruments                            (2)
                                                      ---------------
                 Total Bank of America
                   Corporation                       $          288             13.0                   0.5
                                                      ===============

          Federal National Mortgage Association
             ("Fannie Mae")
               Fixed income securities               $          267
                                                      ---------------
                 Total Fannie Mae                    $          267             12.1                   0.4
                                                      ===============

          Wells Fargo & Company
               Fixed income securities               $          227
               Derivative instruments                            (1)
                                                      ---------------
                 Total Wells Fargo & Company         $          226             10.2                   0.4
                                                      ===============

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2008 and 2007, fixed income and equity securities with a carrying value of $307 million and $1.70 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $34 million, $11 million and $5 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $1.73 billion and $2.66 billion at December 31, 2008 and 2007, respectively.

     At December 31, 2008, fixed income securities with a carrying value of $66 million were on deposit with regulatory authorities as required by law.

     At December 31, 2008, the carrying value of fixed income securities that were non-income producing was $4 million. No other investments were non-income producing at December 31, 2008.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:



                                       QUOTED PRICES     SIGNIFICANT
                                         IN ACTIVE         OTHER         SIGNIFICANT
                                        MARKETS FOR      OBSERVABLE      UNOBSERVABLE                        BALANCE AS OF
                                     IDENTICAL ASSETS      INPUTS           INPUTS       OTHER VALUATIONS     DECEMBER 31,
($ IN MILLIONS)                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)         AND NETTING          2008
                                     -----------------  -------------  ----------------  -----------------  ----------------
FINANCIAL ASSETS:
Fixed income securities             $            276   $     28,037   $        14,133                      $        42,446
Equity securities                                  1             54                27                                   82
Short-term investments                           342          3,516                --                                3,858
Other investments:
    Free-standing derivatives                     --            605                13                                  618
                                     -----------------  -------------  ----------------                     ----------------
      TOTAL RECURRING BASIS ASSETS               619         32,212            14,173                               47,004
Non-recurring basis                               --             --               244                                  244
Valued at cost, amortized cost or
   using the equity method                                                              $         13,004            13,004
Counterparty and cash collateral
   netting (1)                                                                                      (480)             (480)
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL INVESTMENTS                                619         32,212            14,417             12,524            59,772
                                     -----------------  -------------  ----------------  -----------------  ----------------
Separate account assets                        8,239             --                --                 --             8,239
Other assets                                      (1)            --                 1                 --                --
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL ASSETS              $          8,857   $     32,212   $        14,418   $         12,524   $        68,011
                                     =================  =============  ================  =================  ================
% of Total financial assets                     13.0%          47.4%             21.2%              18.4%            100.0%

FINANCIAL LIABILITIES:
Contractholder funds:
   Derivatives embedded in
      annuity contracts             $             --   $        (37)  $          (265)                     $          (302)
Other liabilities:
   Free-standing derivatives                      --         (1,118)             (106)                              (1,224)
Non-recurring basis                               --             --                --                                   --
Counterparty and cash collateral
    netting (1)                                                                         $            460               460
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL LIABILITIES         $             --   $     (1,155)  $          (371)  $            460   $        (1,066)
                                     =================  =============  ================  =================  ================
% of Total financial liabilities                  --%         108.4%             34.8%            (43.2)%            100.0%

----------
(1) In accordance with FSP FIN 39-1, the Company nets all fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral executed with the same counterparty under a master netting agreement. At December 31, 2008, the right to reclaim cash collateral was offset by securities held, and the obligation to return collateral was $20 million.

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3). Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and unrealized gains and losses in the quarter of transfer are reflected in the table below. Further, it should be noted that the following table does not take into consideration the effect of offsetting Level 1 and Level 2 financial instruments entered into that economically hedge certain exposures to the Level 3 positions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                 TOTAL REALIZED AND UNREALIZED
                                                   GAINS (LOSSES) INCLUDED IN:
                                                 ------------------------------
                                                                    OCI ON
                                                                  STATEMENT OF     PURCHASES, SALES,
                               BALANCE AS OF         NET           FINANCIAL        ISSUANCES AND
($ IN MILLIONS)               JANUARY 1, 2008     INCOME (1)       POSITION        SETTLEMENTS, NET
                              ----------------   ------------    -------------    ------------------
FINANCIAL ASSETS
Fixed income securities      $         18,830   $     (1,617)   $      (3,029)   $           (2,322)
Equity securities                          61             (3)             (12)                   20
Other investments:
Free-standing derivatives,
  net                                      (6)          (125)              --                    38
                              ----------------   ------------    -------------    ------------------
TOTAL INVESTMENTS                      18,885         (1,745)          (3,041)               (2,264)
Other assets                                2             (1)              --                    --
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $         18,887   $     (1,746)   $      (3,041)   $           (2,264)
                              ================   ============    =============    ==================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $              4   $       (270)   $          --    $                1
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $              4   $       (270)   $          --    $                1
                              ================   ============    =============    ==================

                                                                         TOTAL
                                                                     GAINS (LOSSES)
                                                                      INCLUDED IN
                                    NET                             NET INCOME FOR
                               TRANSFERS IN                           INSTRUMENTS
                                  AND/OR        BALANCE AS OF        STILL HELD AT
                                 (OUT) OF        DECEMBER 31,         DECEMBER 31,
($ IN MILLIONS)                  LEVEL 3            2008                2008 (4)
                              --------------   ---------------     -----------------
FINANCIAL ASSETS
Fixed income securities      $        2,271   $        14,133     $          (1,340)
Equity securities                       (39)               27                    (3)
Other investments:
Free-standing derivatives,
  net                                    --               (93) (2)              (37)
                              --------------   ---------------     -----------------
TOTAL INVESTMENTS                     2,232            14,067  (3)           (1,380)
Other assets                             --                 1                    (1)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $        2,232   $        14,068     $          (1,381)
                              ==============   ===============     =================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $           --   $          (265)    $            (270)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $           --   $          (265)    $            (270)
                              ==============   ===============     =================

----------
(1) The effect to net income of financial assets and financial liabilities totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.83) billion in realized capital gains and losses; $91 million in net investment income; $(6) million in interest credited to contractholder funds; and $(270) million in contract benefits.

(2) Comprises $13 million of financial assets and $(106) million of financial liabilities.

(3) Comprises $14.17 billion of investments and $(106) million of free-standing derivatives included in financial liabilities.

(4) The amounts represent gains and losses included in net income for the period of time that the financial asset or financial liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.45) billion in realized capital gains and losses; $75 million in net investment income; $(1) million in interest credited to contractholder funds and $(270) million in contract benefits.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2008         DECEMBER 31, 2007
                                                     -----------------------   -----------------------
                                                      CARRYING       FAIR       CARRYING       FAIR
       ($ IN MILLIONS)                                  VALUE        VALUE        VALUE       VALUE
                                                     ----------   ----------   ----------   ----------
       Fixed income securities (1)                  $   42,446   $   42,446   $   58,469   $   58,469
       Equity securities (1)                                82           82          102          102
       Mortgage loans                                   10,012        8,700        9,901        9,804
       Limited partnership interests - cost basis          560          541          509          525
       Short-term investments (1)                        3,858        3,858          386          386
       Bank loans                                          981          675        1,128        1,085
       Free-standing derivatives (1)                       138          138          457          457
       Intercompany notes                                  250          185          200          186
       Separate accounts (1)                             8,239        8,239       14,929       14,929

----------
       (1) Carried at fair value in the Consolidated Statements of Financial Position.

     The fair value of mortgage loans is based on discounted contractual cash flows. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans. The fair value of intercompany notes is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                                          DECEMBER 31, 2008         DECEMBER 31, 2007
                                                      -----------------------   -----------------------
                                                       CARRYING      FAIR        CARRYING     FAIR
  ($ IN MILLIONS)                                        VALUE       VALUE         VALUE      VALUE
                                                      ----------   ----------   ----------  -----------
  Contractholder funds on investment contracts (2)   $   45,989   $   42,484   $   50,445   $   49,117
  Surplus notes due to related parties                      650          566          200          189
  Liability for collateral (1)                              340          340        1,817        1,817
  Free-standing derivatives (1)                             744          744          292          292

----------
  (1)  Carried at fair value in the Consolidated Statements of Financial
       Position.

  (2) As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $10.79 billion and $10.02 billion, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies and fixed rate funding agreements were valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximated the carrying value. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximated the carrying value since the embedded equity options are carried at fair value.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     The Company uses derivatives to partially mitigate potential adverse impacts from future increases in credit spreads. Credit default swaps are used to mitigate the credit spread risk within the Company's fixed income portfolio.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained within specific ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value valuation techniques are described in Note 2. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2008, the Company pledged $28 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for free-standing derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                                     CARRYING VALUE
                                                    --------------------------------------------------
                                                            ASSETS                (LIABILITIES)
                                                    -----------------------   ------------------------
          ($ IN MILLIONS)                              2008         2007         2008         2007
                                                    ----------   ----------   ----------    ----------
          Fixed income securities                  $      222   $      612   $       --    $       --
          Other investments                               138          444           --            --
          Other assets                                      3            2           --            --
          Contractholder funds                             --           --         (302)         (119)
          Other liabilities and accrued expenses           --           --         (744)         (292)
                                                    ----------   ----------   ----------    ----------
            Total                                  $      363   $    1,058   $   (1,046)   $     (411)
                                                    ==========   ==========   ==========    ==========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $16 million and $(32) million at December 31, 2008 and 2007, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $48 million, $(16) million and $(10) million in 2008, 2007 and 2006, respectively. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $(1) million in 2009.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                               CARRYING VALUE
                                                         NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                           AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                     --------------  --------------   --------------   --------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                     $      10,354   $        (799)   $          22    $        (821)
   Financial futures contracts and options                   4,359              (1)              --               (1)
   Interest rate cap and floor agreements                    5,688             (35)               2              (37)
                                                     --------------  --------------   --------------   --------------
      Total interest rate contracts                         20,401            (835)              24             (859)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                  5,056              49               97              (48)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                          1,233             222                9              213
   Foreign currency forwards and options                        10              --               --               --
                                                     --------------  --------------   --------------   --------------
      Total foreign currency contracts                       1,243             222                9              213

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                   517             (73)              (1)             (72)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                            985            (147)              --             (147)
   Guaranteed withdrawal benefits                              744            (119)              --             (119)
   Conversion options in fixed income securities               378              90               90               --
   Equity-indexed call options in fixed income
     securities                                                800             132              132               --
   Equity-indexed call options in fixed income
     securities                                              4,150             (37)              --              (37)
   Other embedded derivative financial instruments             135               1               --                1
                                                     --------------  --------------   --------------   --------------
      Total embedded derivative financial                    7,192             (80)             222             (302)
      instruments

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection                  1,145              31                9               22
   Other                                                        81               3                3               --
                                                     --------------  --------------   --------------   --------------
     Total other derivative instruments                      1,226              34               12               22
                                                     --------------  --------------   --------------   --------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $      35,635   $        (683)   $         363    $      (1,046)
                                                     ==============  ==============   ==============   ==============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007:

                                                                                                         CARRYING VALUE
                                                                   NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                                     AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                                -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                                 $    14,886     $      (297)     $      (117)     $      (180)
   Financial futures contracts and options                               710               2                2               --
   Interest rate cap and floor agreements                             13,760               5                5               --
                                                                -------------   -------------    -------------    -------------
   Total interest rate contracts                                      29,356            (290)            (110)            (180)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                            6,057             106              176              (70)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                                    1,493             361              388              (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                             631             (23)             (10)             (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                                    1,592              --               --               --
   Guaranteed withdrawal benefits                                      1,216              --               --               --
   Conversion options in fixed income securities                         559             190              190               --
   Equity-indexed call options in fixed income securities                800             422              422               --
   Equity-indexed and forward starting options in life
     and annuity product contracts                                     3,934            (123)              --             (123)
   Other embedded derivative financial instruments                       154               2               --                2
                                                                -------------   -------------    -------------    -------------
     Total embedded derivative financial instruments                   8,255             491              612             (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Other                                                                  87               2                2               --
                                                                -------------   -------------    -------------    -------------
     Total other derivative financial instruments                         87               2                2               --
                                                                -------------   -------------    -------------    -------------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                           $    45,879     $       647      $     1,058      $      (411)
                                                                =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2008, counterparties pledged $20 million in cash collateral to the Company, and the Company pledged $544 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of free-standing derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2008                                                   2007
                ----------------------------------------------------  -------------------------------------------------------
                Number of                               Exposure,      Number of                                Exposure,
                 Counter-    Notional     Credit          net of        Counter-      Notional     Credit         net of
 RATING (1)      parties      amount    exposure (2)  collateral (2)    parties        amount   exposure (2)   collateral (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
   AAA                  1    $     84     $       --     $       --             1     $   228    $       --    $         --

   AA+                 --          --             --             --             1       2,016             3               3
   AA                  --          --             --             --             7      11,652            65               8
   AA-                  3       6,539              5              5             4       5,532            11               1
   A+                   5       6,195              8              8             3      11,398           187              --
   A                    4       6,001             35             15            --          --            --              --
   A-                   1         216             25             25            --          --            --              --
                ----------  ----------   ------------  -------------  ------------   ---------  ------------  ---------------
   Total               14    $ 19,035     $       73     $       53            16     $30,826    $      266    $          12
                ==========  ==========   ============  =============  ============   =========  ============  ===============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. Credit risk includes both default risk and market value exposure due to spread widening. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                                NOTIONAL AMOUNT
                                      CREDIT RATING UNDERLYING NOTIONAL
                             ---------------------------------------------------
                                                                    BB AND              FAIR
($ IN MILLIONS)                AAA       AA        A       BBB      LOWER    TOTAL      VALUE
                             ------    ------   ------    ------    ------   ------    -------
SINGLE NAME
   Investment grade
      corporate debt        $   10    $   --   $  115    $   91     $  --   $  216    $  (10)
   High yield debt              --        --       --        --         6        6        (3)
   Municipal                    --        25       --        --        --       25       (11)
   Sovereign                    --        --       --        20         5       25        (1)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  10        25      115       111        11      272       (25)
FIRST-TO-DEFAULT
   Investment grade
      corporate debt            --        --       30        60        --       90        (5)
   Municipal                    --       120       35        --        --      155       (43)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  --       120       65        60        --      245       (48)
                             ------    ------   ------    ------    ------   ------    -------
TOTAL                       $   10    $  145   $  180    $  171     $  11   $  517    $  (73)
                             ======    ======   ======    ======    ======   ======    =======

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With FTD baskets, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, while in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                        2008                          2007
                                              ---------------------------   ---------------------------
                                              CONTRACTUAL       FAIR        CONTRACTUAL       FAIR
($ IN MILLIONS)                                 AMOUNT          VALUE          AMOUNT         VALUE
                                              ------------   ------------   ------------   ------------
Commitments to invest in limited
    partnership interests                    $      1,075   $         --   $      1,198   $         --
Commitments to invest - other                           2             --             12             --
Commitments to extend mortgage loans                    3             --            326              3
Private placement commitments                          --             --             30             --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

investment securities and cash totaling $400 million and liabilities primarily consisting of long-term debt totaling $378 million at December 31, 2008. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was $7 million at December 31, 2008.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

       ($ IN MILLIONS)                                                 2008           2007
                                                                   ------------   -----------
       Immediate fixed annuities:
         Structured settlement annuities                          $      6,628   $     7,094
         Other immediate fixed annuities                                 2,101         2,253
       Traditional life insurance                                        2,538         2,397
       Other                                                               989           854
                                                                   ------------   -----------
           Total reserve for life-contingent contract benefits    $     12,256   $    12,598
                                                                   ============   ===========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                          INTEREST              ESTIMATION
             PRODUCT                                 MORTALITY                              RATE                  METHOD
---------------------------------- ------------------------------------------------ ------------------ ---------------------------
Structured settlement annuities    U.S. population with projected calendar year     Interest rate      Present value of
                                   improvements; mortality rates adjusted for each  assumptions range  contractually specified
                                   impaired life based on reduction in life         from 2.9% to 11.7% future benefits
                                   expectancy

Other immediate fixed annuities    1983 group annuity mortality table; 1983         Interest rate      Present value of expected
                                   individual annuity mortality table;  Annuity     assumptions range  future benefits based on
                                   2000 mortality table with internal modifications from 1.6% to 11.5% historical experience

Traditional life insurance         Actual company experience plus loading           Interest rate      Net level premium reserve
                                                                                    assumptions range  method using the Company's
                                                                                    from 4.0% to 11.3% withdrawal experience rates
 Other:
     Variable annuity guaranteed   100% of Annuity 2000 mortality table             Interest rate      Projected benefit ratio
       minimum death benefits (1)                                                   assumptions range  applied to cumulative
                                                                                    from 5.3% to 5.9%  assessments

     Accident and health           Actual company experience plus loading                              Unearned premium;
                                                                                                       additional contract
                                                                                                       reserves for traditional
                                                                                                       life insurance

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million and $1.06 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008 and 2007, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, contractholder funds consist of the following:

        ($ IN MILLIONS)                                                        2008             2007
                                                                           -------------    -------------
        Interest-sensitive life insurance                                 $       9,308    $       8,896
        Investment contracts:
          Fixed annuities                                                        37,625           38,100
          Funding agreements backing medium-term notes                            9,314           13,375
          Other investment contracts                                                533               93
                                                                           -------------    -------------
            Total contractholder funds                                    $      56,780    $      60,464
                                                                           =============    =============

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
-----------------------------------  ----------------------------------- --------------------------------------------------
Interest-sensitive life insurance     Interest rates credited range       Either a percentage of account balance or
                                      from 2.0% to 6.0%                   dollar amount grading off generally over 20
                                                                          years

Fixed annuities                       Interest rates credited range       Either a declining or a level percentage charge
                                      from 1.3% to 11.5% for immediate    generally over nine years or less.
                                      annuities and 0% to 16.0% for       Additionally, approximately 28.4% of fixed
                                      other fixed annuities (which        annuities are subject to market value
                                      include equity-indexed annuities    adjustment for discretionary withdrawals
                                      whose returns are indexed to the
                                      S&P 500)

Funding agreements backing            Interest rates credited range       Not applicable
medium-term notes                     from 0.5% to 6.5% (excluding
                                      currency-swapped medium-term
                                      notes)

Other investment contracts:
Variable guaranteed minimum           Interest rates used in              Withdrawal and surrender charges are based on
    income, accumulation and          establishing reserves range from    the terms of the related interest-sensitive
    withdrawal benefits (1) and       1.8% to 10.3%                       life insurance or fixed annuity contract
    secondary guarantees on
    interest-sensitive life
    insurance and fixed annuities

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

       ($ IN MILLIONS)                                                 2008           2007
                                                                     -----------   -----------
       Balance, beginning of year                                  $    60,464   $    60,565
          Deposits                                                       9,286         7,960
          Interest credited                                              2,350         2,635
          Benefits                                                      (1,701)       (1,656)
          Surrenders and partial withdrawals                            (4,329)       (4,928)
          Maturities of institutional products                          (8,599)       (3,165)
          Net transfers from separate accounts                              19            13
          Contract charges                                                (819)         (751)
          Fair value hedge adjustments for institutional products          (56)           34
          Other adjustments                                                165          (243)
                                                                     -----------   -----------
       Balance, end of year                                        $    56,780   $    60,464
                                                                     ===========   ===========

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in
Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.07 billion and $13.32 billion of equity, fixed income and balanced mutual funds and $730 million and $661 million of money market mutual funds at December 31, 2008 and 2007, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                    DECEMBER 31,
                                                                                 ---------------------------
                                                                                     2008             2007
                                                                                 ------------   ------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $      7,802   $     13,939
        Net amount at risk (1)                                                  $      3,971   $        956
        Average attained age of contractholders                                     64 years       66 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $      1,846   $      3,394
        Net amount at risk (2)                                                  $      1,459   $        144
        Weighted average waiting period until annuitization options available        4 years        3 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $        718   $      1,218
        Net amount at risk (3)                                                  $        159   $          4

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $        984   $      1,587
        Net amount at risk (4)                                                  $        223   $         --
        Weighted average waiting period until guarantee date                         9 years       10 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                                                                      LIABILITY FOR
                                         LIABILITY FOR                                 GUARANTEES
                                           GUARANTEES           LIABILITY FOR          RELATED TO
                                        RELATED TO DEATH          GUARANTEES          ACCUMULATION
                                          BENEFITS AND            RELATED TO              AND
                                       INTEREST-SENSITIVE          INCOME              WITHDRAWAL
($ IN MILLIONS)                           LIFE PRODUCTS           BENEFITS              BENEFITS            TOTAL
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2006 (1)     $                114    $               47    $              (8)   $       153
  Less reinsurance recoverables                        96                    23                   (8)           111
                                      ---------------------   -------------------   ------------------   ------------
Net balance at December 31, 2006                       18                    24                   --             42
Incurred guaranteed benefits                            7                    (5)                  --              2
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                            6                    (5)                  --              1
Net balance at December 31, 2007                       24                    19                   --             43
  Plus reinsurance recoverables                       121                    26                   --            147
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2007 (2)     $                145    $               45    $              --    $       190
                                      =====================   ===================   ==================   ============
  Less reinsurance recoverables                      (121)                  (26)                  --           (147)
Net balance at December 31, 2007                       24                    19                   --             43
Incurred guaranteed benefits                           11                    --                   --             11
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                           10                    --                   --             10
Net balance at December 31, 2008                       34                    19                   --             53
  Plus reinsurance recoverables                        81                   200                  266            547
                                      ---------------------   -------------------   ------------------   ------------
Balance, December 31, 2008(3)        $                115    $              219    $             266    $       600
                                      =====================   ===================   ==================   ============

----------
     (1) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(7) million, variable annuity withdrawal benefits of $(1) million and other guarantees of $52 million.
     (2) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.
     (3) Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.57 billion and $1.26 billion at December 31, 2008 and 2007, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2008, premiums and contract charges of $238

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. In addition, as of December 31, 2008 and 2007, the Company had reinsurance recoverables of $181 million and $166 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2008, the gross life insurance in force was $528.22 billion of which $249.64 billion was ceded to unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                         $      2,275    $      2,342    $      2,326
Assumed
   Affiliate                                                             70              16              16
   Non-affiliate                                                         25              26              30
Ceded--non-affiliate                                                   (874)           (940)           (787)
                                                                -------------   -------------   -------------
     Premiums and contract charges, net of reinsurance         $      1,496    $      1,444    $      1,585
                                                                =============   =============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
CONTRACT BENEFITS
Direct                                                         $      2,428    $      1,973    $      1,886
Assumed
   Affiliate                                                             42              10              11
   Non-affiliate                                                         26              27              23
Ceded--non-affiliate                                                 (1,099)           (646)           (548)
                                                                -------------   -------------   -------------
     Contract benefits, net of reinsurance                     $      1,397    $      1,364    $      1,372
                                                                =============   =============   =============

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                         $      2,373    $      2,644    $      2,534
Assumed
   Affiliate                                                             11              13              24
   Non-affiliate                                                         15              18              26
Ceded--non-affiliate                                                    (43)            (47)            (41)
                                                                -------------   -------------   -------------
     Interest credited to contractholder funds, net of
        reinsurance                                            $      2,356    $      2,628    $      2,534
                                                                =============   =============   =============

Reinsurance recoverables at December 31 are summarized in the following table.

                                                     REINSURANCE RECOVERABLE ON
               ($ IN MILLIONS)                        PAID AND UNPAID BENEFITS
                                                    ---------------------------
                                                        2008           2007
                                                    ------------   ------------
               Annuities                           $      1,734   $      1,423
               Life insurance                             1,465          1,365
               Long-term care                               630            526
               Other                                         94             96
                                                    ------------   ------------
               Total                               $      3,923   $      3,410
                                                    ============   ============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, 2008 and 2007, approximately 93% and 88%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                      2008            2007            2006
                                                 -------------   -------------   -------------
Balance, beginning of year                      $      3,905    $      3,485    $      3,948
Reinsurance assumed (1)                                   32              --              --
Impact of adoption of SOP 05-1 (2)                        --             (11)             --
Disposition of operation (3)                              --              --            (726)
Acquisition costs deferred                               596             547             742
Amortization charged to income                          (643)           (518)           (538)
Effect of unrealized gains and losses                  2,811             402              59
                                                 -------------   -------------   -------------
Balance, end of year                            $      6,701    $      3,905    $      3,485
                                                 =============   =============   =============

----------
(1) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 5).
(2) The adoption of SOP 05-1 resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see Note 2).
(3) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net accretion of DAC amortization related to realized capital gains and losses was $515 million, $17 million and $50 million in 2008, 2007 and 2006, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

     ($ IN MILLIONS)                                      2008            2007            2006
                                                      -------------   -------------   -------------
     Balance, beginning of year                      $        295    $        225    $        237
     Impact of adoption of SOP 05-1 (1)                        --              (2)             --
     Disposition of operation (2)                              --              --             (70)
     Sales inducements deferred                                47              64             105
     Amortization charged to income                           (53)            (57)            (48)
     Effect of unrealized gains and losses                    164              65               1
                                                      -------------   -------------   -------------
     Balance, end of year                            $        453    $        295    $        225
                                                      =============   =============   =============

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see
          Note 2).
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has been declared financially insolvent by a court of competent jurisdiction and, in certain states, there is also a final order of liquidation, and the amount of loss is reasonably estimable. As of December 31, 2008 and 2007, the liability balance included in other liabilities and accrued expenses was $30 million and $21 million, respectively. The related premium tax offsets included in other assets were $29 million and $21 million as of December 31, 2008 and 2007, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

rehabilitation plan and may only be able to meet future obligations of its annuity contracts for the next fifteen years. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The shortfall was estimated by the Bureau to be $1.27 billion at October 29, 2008.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's New York market share was approximately 4.1% in 2007 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment was $195 million at December 31, 2008. The obligations associated with these fixed income securities expire at various dates during the next six years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007 or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

     ($ IN MILLIONS)                                      2008            2007
                                                      ------------    ------------
     DEFERRED ASSETS
     Life and annuity reserves                       $        306    $        588
     Unrealized net capital losses                          1,254              45
     Difference in tax bases of investments                   381              23
     Net operating loss carryforward                          208              --
     Other assets                                              43              39
                                                      ------------    ------------
         Total deferred assets                              2,192             695
     Valuation allowance                                       (9)             --
                                                      ------------    ------------
          Net deferred assets                               2,183             695
     DEFERRED LIABILITIES
     DAC                                                     (790)           (787)
     Other liabilities                                        (11)             (9)
                                                      ------------    ------------
         Total deferred liabilities                          (801)           (796)
                                                      ------------    ------------
              Net deferred asset (liability)         $      1,382    $       (101)
                                                      ============    ============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowance, will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be able to be fully utilized. The valuation allowance for deferred tax assets increased by $9 million in 2008.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

     ($ IN MILLIONS)                                       2008            2007            2006
                                                       ------------    ------------   ------------
     Current                                          $       (640)   $        111   $        136
     Deferred (including $208 million tax benefit of
       operating loss carryforward in 2008)                   (306)             69             60
                                                       ------------    ------------   ------------
     Total income tax (benefit) expense               $       (946)   $        180   $        196
                                                       ============    ============   ============

     As of December 31, 2008, the Company has a net operating loss carryforward of approximately $593 million, which will be available to offset future taxable income. This carryforward will expire at the end of 2023.

     The Company received an income tax refund of $118 million in 2008. The Company paid income taxes of $68 million and $317 million in 2007 and 2006, respectively. The Company had a current income tax receivable of $529 million and $6 million at December 31, 2008 and 2007, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                  2008            2007            2006
                                                              ------------    ------------    -----------
     Statutory federal income tax rate - (benefit) expense          (35.0) %         35.0  %        35.0  %
     Dividends received deduction                                    (0.5)           (2.7)          (2.7)
     Tax credits                                                     (0.2)           (2.3)          (0.5)
     Other                                                           (0.2)            0.4           (0.5)
                                                              ------------    ------------    -----------
       Effective income tax rate - (benefit) expense                (35.9) %         30.4  %        31.3  %
                                                              ============    ============    ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2008 and 2007 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 5 to the consolidated financial statements. The Company paid $13 million, $21 million and $13 million of interest on debt in 2008, 2007 and 2006, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

      Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2008, 2007 and 2006 was $(1.98) billion, $172 million and $252 million, respectively. Statutory capital and surplus was $3.25 billion and $2.62 billion as of December 31, 2008 and 2007, respectively.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice would have increased statutory capital and surplus by $394 million as of October 1, 2008. On a pro-forma basis, this accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed. The increase from October 1, 2008 was primarily the result of decreases in the fair value of the investments, while the reserve balances were comparable.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to admit deferred tax assets that are expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that are expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed. Admitted statutory-basis deferred tax assets totaled $421 million or 52% of the gross deferred tax assets before non-admission limitations.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid no dividends in 2008 and paid dividends of $725 million in 2007. The 2007 dividends were in excess of the $336 million that was allowed under Illinois insurance law based on the 2006 formula amount. ALIC received approval from the IL DOI for the portion of the 2007 dividends in excess of this amount. Based on ALIC's statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

approval at a given point in time during 2009 is $325 million, less dividends paid during the preceding twelve months measured at that point in time. This value is further limited by the amount of unassigned funds at that point in time. As of December 31, 2008, ALIC's unassigned funds was $136 million.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2008, 2007 and 2006 was $16 million, $24 million and $37 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $4 million, $6 million and $7 million for postretirement benefits other than pension plans in 2008, 2007 and 2006, respectively.

ALLSTATE 401(k) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The Company's allocation of profit sharing expense from the Corporation was $6 million, $12 million and $13 million in 2008, 2007 and 2006, respectively.

16.  OTHER COMPREHENSIVE LOSS

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                          2008                               2007                                2006
                             ---------------------------------- -------------------------------    -------------------------------
                               PRE-                   AFTER-      PRE-                  AFTER-       PRE-                  AFTER-
                               TAX         TAX         TAX        TAX         TAX        TAX         TAX         TAX        TAX
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net
    holding losses
    arising during
    the period, net
    of related offsets      $ (5,525)   $  1,925   $ (3,600)   $   (492)   $    172   $   (320)   $   (493)   $    172   $   (321)
Less: reclassification
    adjustment of
    realized capital
    gains and losses          (2,072)        725     (1,347)        137         (48)        89         (89)         31        (58)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net capital
    gains and losses          (3,453)      1,200     (2,253)       (629)        220       (409)       (404)        141       (263)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Other comprehensive loss    $ (3,453)   $  1,200   $ (2,253)   $   (629)   $    220   $   (409)   $   (404)   $    141   $   (263)
                             ========    ========   ========    ========    ========   ========    ========    ========   ========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  QUARTERLY RESULTS (UNAUDITED)

                         FIRST QUARTER          SECOND QUARTER        THIRD QUARTER          FOURTH QUARTER
                     --------------------   --------------------   --------------------   --------------------
($ IN MILLIONS)        2008        2007       2008         2007      2008        2007        2008        2007
                     --------    --------   --------    --------   --------    --------   --------    --------
Revenues            $    916    $  1,435   $    362    $  1,509   $    710    $  1,274   $    176    $  1,234
Net (loss) income       (115)        149       (368)        187       (184)         56     (1,023)         20

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(9)(c)  Opinion and Consent of General Counsel Re: Legality. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II. Filed herewith.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------
 David Andrew Bird                      Director and Senior Vice President
 Michael B. Boyle                       Director and Senior Vice President
 Don Civgin                             Director
 Frederick F. Cripe                     Director and Executive Vice President
 Judith P. Greffin                      Director, Senior Vice President and
                                        Chief Investment Officer
 Susan L. Lees                          Director, Senior Vice President,
                                        General Counsel and Secretary
 John Carl Lounds                       Director and Senior Vice President
 John C. Pintozzi                       Director, Senior Vice President and
                                        Chief Financial Officer
 George E. Ruebenson                    Director, President and Chief
                                        Executive Officer
 Thomas Joseph Wilson, II               Director and Chairman of the Board
 J. Eric Smith                          Senior Vice President
 Samuel Henry Pilch                     Group Vice President and Controller
 Matthew S. Easley                      Vice President
 Mary Jovita McGinn                     Vice President and Assistant Secretary
 Steven C. Verney                       Treasurer

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------
 Charles Calvin Baggs                   Assistant Vice President
 Darryl L. Baltimore                    Assistant Vice President
 James Baumstark                        Assistant Vice President
 Laura J. Clark                         Assistant Vice President
 Errol Cramer                           Assistant Vice President and
                                        Appointed Actuary
 Lawrence William Dahl                  Assistant Vice President
 Sam DeFrank                            Assistant Vice President - Tax Counsel
 Sarah R. Donahue                       Assistant Vice President
 Michael Downing                        Assistant Vice President
 Karen C. Duffy                         Assistant Vice President and
                                        Assistant Treasurer
 Lisa J. Flanary                        Assistant Vice President
 Michael H. Haney                       Assistant Vice President
 Keith A. Hauschildt                    Assistant Vice President
 Atif (A.J.) Ijaz                       Assistant Vice President
 Joseph P. Rath                         Assistant Vice President, Assistant
                                        General Counsel and Assistant
                                        Secretary
 Mario Rizzo                            Assistant Vice President and
                                        Assistant Treasurer
 Mary Springberg                        Assistant Vice President
 Robert E. Transon                      Assistant Vice President
 Timothy Nicholas Vander Pas            Assistant Vice President
 Dean M. Way                            Assistant Vice President and
                                        Illustration Actuary
 Richard Zaharias                       Assistant Vice President
 Doris J. Bryant                        Assistant Secretary
 Paul N. Kierig                         Assistant Secretary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 26, 2009 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of February 28, 2009, there were 5,165 contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and ALFS, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALFS, INC.

 Name and Principal Business Address*
 of Each Such Person                    Positions and Offices with Underwriter
 ------------------------------------   --------------------------------------
 Susan L. Lees                          Manager and Assistant Secretary
 Timothy N. Vander Pas                  President
 Joseph Patrick Rath                    Vice President, General Counsel and
                                        Secretary
 William D. Webb                        Treasurer
 Dana Goldstein                         Chief Compliance Officer
 Mary Jovita McGinn                     Assistant Secretary
 Karen C. Duffy                         Assistant Treasurer
 Mario Rizzo                            Assistant Treasurer
 Steven Carl Verney                     Assistant Treasurer

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook Illinois

(c)Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 24th day of April, 2009.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                 (REGISTRANT)

                        ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                      BY:        /s/ Susan L. Lees
                           ------------------------------
                                   Susan L. Lees
                              Senior Vice President,
                           General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 24th day of April, 2009.


*/DAVID A. BIRD        Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice President
----------------------
Michael B. Boyle

*/DON CIVGIN           Director
----------------------
Don Civgin

*/FREDERICK F. CRIPE   Director and Executive Vice President
----------------------
Frederick F. Cripe

*/JUDITH P. GREFFIN    Director, Senior Vice President and
---------------------- Chief Investment Officer
Judith P. Greffin

/s/ SUSAN L. LEES      Director Senior Vice President, General
---------------------- Counsel and Secretary
Susan L. Lees

*/JOHN C. LOUNDS       Director and Senior Vice President
----------------------
John C. Lounds

*/SAMUEL H. PILCH      Group Vice President and Controller
----------------------
Samuel H. Pilch

*/JOHN C. PINTOZZI     Director, Senior Vice President and
---------------------- Chief Financial Officer (Principal
John C. Pintozzi       Financial Officer)

*/GEORGE E. REUBENSON  Director, President and Chief Executive
---------------------- Officer
George E. Reubenson

*/THOMAS J. WILSON     Director and Chairman of the Board
----------------------
Thomas J. Wilson

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT INDEX


Exhibit Description
------- ----------------------------------------------------------------------

  9(c)  Opinion and Consent of General Counsel Re: Legality.

  10    Consent of Independent Registered Public Accounting Firm.

  99(b) Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don
        Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II.